                                                        ------------------------
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                                                        ------------------------
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                                                        hours per response: 18.9
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-05426

                              AIM Investment Funds
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 10/31

Date of reporting period: 4/30/08

Item 1. Reports to Stockholders.

                              AIM CHINA FUND
                              Semiannual Report to Shareholders - April 30, 2008

[INVESCO AIM LOGO]
 - SERVICE MARK -

                                       [MOUNTAIN GRAPHIC]

AIM Investments became          2      Fund Performance
INVESCO AIM                     3      Letter to Shareholders
on March 31, 2008.              4      Schedule of Investments
                                7      Financial Statements
For more details,               10     Notes to Financial Statements
go to invescoaim.com            15     Financial Highlights
                                20     Fund Expenses
                                21     Approval of Sub-Advisory Agreement
                                22     Results of Proxy

                                For the most current month-end Fund performance and commentary, please visit invescoaim.com.

                                Unless otherwise noted, all data provided by Invesco Aim.

                                THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE
                                FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING
                                SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY
                                BEFORE INVESTING.

                                NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

FUND PERFORMANCE

=====================================================================================
PERFORMANCE SUMMARY                                                                     THE PERFORMANCE DATA QUOTED REPRESENT PAST
                                                                                        PERFORMANCE AND CANNOT GUARANTEE COMPARABLE
FUND VS. INDEXES                                                                        FUTURE RESULTS; CURRENT PERFORMANCE MAY BE
Cumulative total returns, 10/31/07 to 4/30/08, at net asset value (NAV). Performance    LOWER OR HIGHER. PLEASE VISIT
shown does not include applicable contingent deferred sales charges (CDSC) or           INVESCOAIM.COM FOR THE MOST RECENT
front-end sales charges, which would have reduced performance.                          MONTH-END PERFORMANCE. PERFORMANCE FIGURES
                                                                                        REFLECT REINVESTED DISTRIBUTIONS, CHANGES
Class A Shares                                                              -31.32%     IN NET ASSET VALUE AND THE EFFECT OF THE
Class B Shares                                                              -31.60      MAXIMUM SALES CHARGE UNLESS OTHERWISE
Class C Shares                                                              -31.56      STATED. PERFORMANCE FIGURES DO NOT REFLECT
MSCI EAFE Index(triangle) (Broad Market Index)                               -9.21      DEDUCTION OF TAXES A SHAREHOLDER WOULD PAY
MSCI China Index(triangle) (Style-Specific Index)                           -27.09      ON FUND DISTRIBUTIONS OR SALE OF FUND
Lipper China Region Funds Category Average(triangle) (Peer Group Index)     -26.24      SHARES. INVESTMENT RETURN AND PRINCIPAL
                                                                                        VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE A
(triangle)Lipper Inc.                                                                   GAIN OR LOSS WHEN YOU SELL SHARES.

The MSCI EAFE --REGISTERED TRADEMARK-- INDEX is a free float-adjusted market               THE NET ANNUAL FUND OPERATING EXPENSE
capitalization index that is designed to measure developed market equity performance,   RATIO SET FORTH IN THE MOST RECENT FUND
excluding the U.S. and Canada.                                                          PROSPECTUS AS OF THE DATE OF THIS REPORT
                                                                                        FOR CLASS A, CLASS B AND CLASS C SHARES WAS
   The MSCI CHINA INDEX is a free float-adjusted market capitalization index that is    1.87%, 2.62% AND 2.62%, RESPECTIVELY.(1)
designed to measure equity market performance in China.                                 THE TOTAL ANNUAL FUND OPERATING EXPENSE
                                                                                        RATIO SET FORTH IN THE MOST RECENT FUND
   The LIPPER CHINA REGION FUNDS CATEGORY AVERAGE represents an average of all of the   PROSPECTUS AS OF THE DATE OF THIS REPORT
funds in the Lipper China Region Funds category. These funds concentrate their          FOR CLASS A, CLASS B AND CLASS C SHARES WAS
investments in equity securities whose primary trading markets or operations are        1.88%, 2.63% AND 2.63%, RESPECTIVELY. THE
concentrated in the China region or in a single country within this region.             EXPENSE RATIOS PRESENTED ABOVE MAY VARY
                                                                                        FROM THE EXPENSE RATIOS PRESENTED IN OTHER
   The Fund is not managed to track the performance of any particular index,            SECTIONS OF THIS REPORT THAT ARE BASED ON
including the indexes defined here, and consequently, the performance of the Fund may   EXPENSES INCURRED DURING THE PERIOD COVERED
deviate significantly from the performance of the indexes.                              BY THIS REPORT.

   A direct investment cannot be made in an index. Unless otherwise indicated, index       CLASS A SHARE PERFORMANCE REFLECTS THE
results include reinvested dividends, and they do not reflect sales charges.            MAXIMUM 5.50% SALES CHARGE, AND CLASS B AND
Performance of an index of funds reflects fund expenses; performance of a market        CLASS C SHARE PERFORMANCE REFLECTS THE
index does not.                                                                         APPLICABLE CONTINGENT DEFERRED SALES CHARGE
                                                                                        (CDSC) FOR THE PERIOD INVOLVED. THE CDSC ON
=====================================================================================   CLASS B SHARES DECLINES FROM 5% BEGINNING
                                                                                        AT THE TIME OF PURCHASE TO 0% AT THE
=========================================   =========================================   BEGINNING OF THE SEVENTH YEAR. THE CDSC ON
AVERAGE ANNUAL TOTAL RETURNS                AVERAGE ANNUAL TOTAL RETURNS                CLASS C SHARES IS 1% FOR THE FIRST YEAR
As of 4/30/08, including maximum            As of 3/31/08, the most recent calendar     AFTER PURCHASE.
applicable sales charges                    quarter-end, including maximum applicable
                                            sales charges                                  THE PERFORMANCE OF THE FUND'S SHARE
                                                                                        CLASSES WILL DIFFER PRIMARILY DUE TO
CLASS A SHARES                              CLASS A SHARES                              DIFFERENT SALES CHARGE STRUCTURES AND CLASS
Inception (3/31/06)                 35.07%  Inception (3/31/06)                 28.53%  EXPENSES.
 1 Year                             24.05    1 Year                             15.72
                                                                                           A REDEMPTION FEE OF 2% WILL BE IMPOSED
CLASS B SHARES                              CLASS B SHARES                              ON CERTAIN REDEMPTIONS OR EXCHANGES OUT OF
Inception (3/31/06)                 36.72%  Inception (3/31/06)                 29.69%  THE FUND WITHIN 30 DAYS OF PURCHASE.
 1 Year                             25.35    1 Year                             16.53   EXCEPTIONS TO THE REDEMPTION FEE ARE LISTED
                                                                                        IN THE FUND'S PROSPECTUS.
CLASS C SHARES                              CLASS C SHARES
Inception (3/31/06)                 37.71%  Inception (3/31/06)                 31.18%  1  Total annual operating expenses less
 1 Year                             29.29    1 Year                             20.46      contractual advisory fees by the advisor
=========================================   =========================================      in effect through at least June 30,
                                                                                           2008. See current prospectus for more
                                                                                           information.


2      AIM CHINA FUND

                       Dear Fellow AIM Fund Shareholders:
                       The lines of communication are open: More than 250 of you have responded to the invitation I extended in my previous letter to complete an online survey, and more than 50 shareholders have contacted me directly by
                       e-mail. When I could respond quickly and easily to a shareholder's specific concern I did, but the messages
     [CROCKETT         for the most part raised consistent issues that I respond to here.
       PHOTO]
                          I have received many suggestions, a few complaints, and one offer to buy a gold mine! In general, your letters expressed an appreciation for transparency, frankness and the opportunity to comment. Nevertheless, several shareholders found room for improvement in communications. Some would like more concise letters
   Bruce Crockett      while others would prefer reports to be more customized for their particular information needs. With these reports going to tens of thousands of people, shareholder communications necessarily have to cover those issues common to a diverse population as well as the information required by law. The ability to change or further customize letters and reports is also affected by technology, timeliness and cost.

   Online survey responders preferred electronic communications to paper at a ratio of 63% to 37%. Direct responders expressed more of a preference for paper, especially for long reports. Electronic communications are more cost-effective than paper communications that have to be printed and mailed, so I encourage those who have resisted electronic communications to give them a try.

   The correspondence shows that improving fund performance and reducing shareholder costs remain the key shareholder concerns.
Several letters noted individual funds where performance had changed for the better, while others remained dissatisfied with the returns from funds they hold. Although 75% of the online survey responders wanted to see more overall fund performance data in these letters, and 58% wanted more information on individual funds, Securities and Exchange Commission (SEC) and Financial Industry
Regulatory Authority (FINRA) rules are very specific about the way fund performance can be discussed in print. Respect for those rules prevents me from commenting on individual funds or very recent results here, but I can assure you that your Board and all of its Investments subcommittees continue to work with Invesco Aim to make improved performance a top priority for all fund managers.

   Expense levels came up as another dominant issue, and no respondent felt these were too low. Several shareholders questioned the need for 12b-1 fees, which cover the cost of distributing fund shares and thereby help the fund to attract new assets. Your Board reviews the funds' 12b-1 fees annually with the shareholders' best interests in mind. While your Board keeps its eye on containing or lowering these fees wherever possible, we also are mindful that 12b-1 fees may be necessary in order to maintain an effective distribution system for fund shares.

   The value of communication between the Board and shareholders has been noted within and beyond the Invesco Aim community. In the online survey, 87% of the respondents felt it was either somewhat or very important to hear directly from the Board, with 55%
saying it was very important. Morningstar --TRADEMARK--, the mutual fund tracking company, also commented favorably on this channel of communication in its fall 2007 update of fund stewardship grades, where Invesco Aim was one of fewer than 10 fund boards to get an A for board quality, according to BoardIQ (11/13/07).

   In other news, Ruth Quigley retired from your Board at the end of 2007, and we thank her for her many years of dedicated service. Larry Soll has assumed Ruth's place as a vice chair of the Investments Committee. The Valuation Committee, which Ruth used to chair, has been reorganized as the Valuation, Distribution and Proxy Oversight Committee under the chairmanship of Carl
Frischling. The elevation of proxy oversight to standing committee status responds to suggestions from shareholders. In addition,
Prema Mathai-Davis assumed my seat on the Governance Committee, and I moved to the Audit Committee.

   Your Board looks forward to another year of diligent effort on your behalf, and we are even more strongly motivated by your feedback. The invitation remains open to e-mail me at bruce@brucecrockett.com. I look forward to hearing from you.

Sincerely,


/S/ BRUCE L. CROCKETT


Bruce L. Crockett
Independent Chair
AIM Funds Board of Trustees

June 16, 2008


3      AIM CHINA FUND

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of April 30, 2008



-------------------------------------------------------------------------
Financials                                                           27.0%
-------------------------------------------------------------------------
Energy                                                               21.3
-------------------------------------------------------------------------
Telecommunication Services                                           14.5
-------------------------------------------------------------------------
Consumer Discretionary                                               11.3
-------------------------------------------------------------------------
Industrials                                                           9.5
-------------------------------------------------------------------------
Materials                                                             6.4
-------------------------------------------------------------------------
Information Technology                                                4.2
-------------------------------------------------------------------------
Consumer Staples                                                      1.8
-------------------------------------------------------------------------
Utilities                                                             0.8
-------------------------------------------------------------------------
Health Care                                                           0.4
-------------------------------------------------------------------------
Money Market Funds Plus Other Assets Less Liabilities                 2.8
_________________________________________________________________________
=========================================================================





SCHEDULE OF INVESTMENTS(a)

April 30, 2008
(Unaudited)





                                                       SHARES          VALUE
-------------------------------------------------------------------------------

COMMON STOCKS & OTHER EQUITY INTERESTS-97.19%(B)

AIRLINES-0.52%

Air China Ltd.-Class H                                1,958,000    $  1,452,213
===============================================================================


AIRPORT SERVICES-1.48%

Beijing Capital International Airport Co.
  Ltd.-Class H(c)                                       928,000         945,275
-------------------------------------------------------------------------------
Hong Kong Aircraft Engineering Co. Ltd. (Hong
  Kong)                                                 180,000       3,208,223
===============================================================================
                                                                      4,153,498
===============================================================================


ALUMINUM-1.42%

Aluminum Corp. of China Ltd.-Class H(c)               1,488,000       2,552,152
-------------------------------------------------------------------------------
Minmetals Resources Ltd. (Hong Kong)                  3,668,000       1,430,845
===============================================================================
                                                                      3,982,997
===============================================================================


AUTO PARTS & EQUIPMENT-0.61%

Zhejiang Glass Co. Ltd.-Class H(d)                    1,724,000       1,716,678
===============================================================================


AUTOMOBILE MANUFACTURERS-4.46%

Denway Motors Ltd. (Hong Kong)                        7,846,000       3,996,948
-------------------------------------------------------------------------------
Dongfeng Motor Group Co. Ltd.-Class H (Hong Kong)     3,060,000       1,657,004
-------------------------------------------------------------------------------
Great Wall Motor Co. Ltd.-Class H                     5,822,500       6,873,645
===============================================================================
                                                                     12,527,597
===============================================================================


COAL & CONSUMABLE FUELS-6.60%

China Coal Energy Co.-Class H                         2,504,000       5,301,613
-------------------------------------------------------------------------------
China Shenhua Energy Co. Ltd.-Class H (Hong
  Kong)(c)                                            2,353,000      10,865,058
-------------------------------------------------------------------------------
Yanzhou Coal Mining Co. Ltd.-Class H(c)               1,280,000       2,369,133
===============================================================================
                                                                     18,535,804
===============================================================================


COMMUNICATIONS EQUIPMENT-0.96%

ZTE Corp.-Class H                                       641,640       2,688,217
===============================================================================


COMPUTER & ELECTRONICS RETAIL-1.22%

GOME Electrical Appliances Holdings Ltd.              1,502,000       3,430,676
===============================================================================


COMPUTER HARDWARE-0.98%

Lenovo Group Ltd. (Hong Kong)                         3,598,000       2,751,675
===============================================================================


CONSTRUCTION & ENGINEERING-1.68%

China Communications Construction Co. Ltd.-Class H    1,981,000       4,707,770
===============================================================================


CONSTRUCTION MATERIALS-0.43%

Anhui Conch Cement Co. Ltd.-Class H (Hong Kong)         152,000       1,215,126
===============================================================================


DEPARTMENT STORES-1.57%

Lifestyle International Holdings Ltd. (Hong Kong)     1,395,500       2,908,075
-------------------------------------------------------------------------------
Maoye International Holdings(d)(e)(f)                 3,774,000       1,501,251
===============================================================================
                                                                      4,409,326
===============================================================================


DISTRIBUTORS-0.89%

Integrated Distribution Services Group Ltd. (Hong
  Kong)                                               1,000,000       2,502,214
===============================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        AIM CHINA FUND

                                                       SHARES          VALUE
-------------------------------------------------------------------------------
DIVERSIFIED BANKS-15.29%

Bank of China Ltd.-Class H                            5,363,000    $  2,738,928
-------------------------------------------------------------------------------
Bank of Communications Co. Ltd.-Class H               5,319,000       7,657,952
-------------------------------------------------------------------------------
China Construction Bank Corp.-Class H(c)             15,421,000      13,840,451
-------------------------------------------------------------------------------
China Merchants Bank Co., Ltd.-Class H                  863,000       3,604,554
-------------------------------------------------------------------------------
Industrial and Commercial Bank of China Ltd.-Class
  H                                                  19,016,000      15,055,462
-------------------------------------------------------------------------------
Industrial and Commercial Bank of China (Asia)
  Ltd.-Wts. Expiring 11/06/08 (Hong Kong)(d)            221,555          55,722
===============================================================================
                                                                     42,953,069
===============================================================================


DIVERSIFIED METALS & MINING-2.19%

China Molybdenum Co., Ltd.-Class H(c)                 1,336,000       1,446,247
-------------------------------------------------------------------------------
Jiangxi Copper Co. Ltd.-Class H (Hong Kong)           1,941,000       4,707,357
===============================================================================
                                                                      6,153,604
===============================================================================


ELECTRICAL COMPONENTS & EQUIPMENT-1.92%

BYD Co. Ltd.-Class H                                  2,274,500       3,980,980
-------------------------------------------------------------------------------
Zhuzhou CSR Times Electric Co., Ltd.-Class H (Hong
  Kong)                                               1,454,000       1,414,241
===============================================================================
                                                                      5,395,221
===============================================================================


ELECTRONIC EQUIPMENT MANUFACTURERS-2.30%

Meadville Holdings Ltd.                              26,092,000       6,461,814
===============================================================================


GOLD-0.78%

Zijin Mining Group Co., Ltd.-Class H(d)               2,404,000       2,187,109
===============================================================================


HEALTH CARE EQUIPMENT-0.46%

Mindray Medical International Ltd.-ADR                   37,800       1,285,200
===============================================================================


HEAVY ELECTRICAL EQUIPMENT-0.49%

Harbin Power Equipment Co. Ltd.-Class H(c)              800,000       1,369,884
===============================================================================


HOTELS, RESORTS & CRUISE LINES-0.83%

China Travel International Investment Hong Kong
  Ltd. (Hong Kong)                                    5,242,000       2,340,809
===============================================================================


INDEPENDENT POWER PRODUCERS & ENERGY TRADERS-0.79%

China Resources Power Holdings Co. Ltd. (Hong
  Kong)                                                 872,000       2,208,785
===============================================================================


INDUSTRIAL MACHINERY-0.80%

Shenji Kunming Machine Tool Co. Ltd.-Class H          2,000,000       2,258,408
===============================================================================


INTEGRATED OIL & GAS-8.37%

China Petroleum and Chemical Corp. (Sinopec)-Class
  H(c)                                                8,888,000       9,542,558
-------------------------------------------------------------------------------
PetroChina Co. Ltd.-Class H(c)                        9,248,000      13,968,394
===============================================================================
                                                                     23,510,952
===============================================================================


INTEGRATED TELECOMMUNICATION SERVICES-3.58%

China Netcom Group Corp. (Hong Kong) Ltd. (Hong
  Kong)                                               1,405,500       4,238,268
-------------------------------------------------------------------------------
China Telecom Corp. Ltd.-Class H(c)                   8,606,000       5,803,583
===============================================================================
                                                                     10,041,851
===============================================================================


LEISURE PRODUCTS-1.05%

Li Ning Co. Ltd. (Hong Kong)                          1,000,000       2,951,329
===============================================================================


LIFE & HEALTH INSURANCE-6.94%

China Life Insurance Co., Ltd.-Class H(c)             3,188,000      13,930,420
-------------------------------------------------------------------------------
Ping An Insurance (Group) Co. of China Ltd.-Class
  H                                                     585,000       5,551,161
===============================================================================
                                                                     19,481,581
===============================================================================


MARINE-2.63%

China COSCO Holdings Co. Ltd.-Class H                 1,561,000       4,657,101
-------------------------------------------------------------------------------
China Shipping Development Co. Ltd.-Class H (Hong
  Kong)                                                 816,000       2,738,114
===============================================================================
                                                                      7,395,215
===============================================================================


MOVIES & ENTERTAINMENT-0.66%

Perfect World Co. Ltd.-ADR(d)                            64,200       1,843,824
===============================================================================


OIL & GAS EXPLORATION & PRODUCTION-6.29%

CNOOC Ltd.(c)                                         8,770,000      15,557,114
-------------------------------------------------------------------------------
CNPC Hong Kong Ltd. (Hong Kong)(c)                    4,340,000       2,097,527
===============================================================================
                                                                     17,654,641
===============================================================================


OTHER DIVERSIFIED FINANCIAL SERVICES-0.79%

China Everbright Ltd. (Hong Kong)                       874,000       2,225,066
===============================================================================


PACKAGED FOODS & MEATS-0.44%

Xiwang Sugar Holdings Co. Ltd.                        3,046,000       1,223,387
===============================================================================


PAPER PRODUCTS-0.73%

Lee & Man Paper Manufacturing Ltd. (Hong Kong)        1,103,600       2,053,381
===============================================================================


PERSONAL PRODUCTS-1.36%

Hengan International Group Co. Ltd.(c)                1,071,000       3,815,425
===============================================================================


REAL ESTATE MANAGEMENT & DEVELOPMENT-3.95%

China Aoyuan Property Group Ltd.                      1,180,000         458,790
-------------------------------------------------------------------------------
China Overseas Land & Investment Ltd. (Hong Kong)     2,402,000       5,054,831
-------------------------------------------------------------------------------
China Resources Land Ltd. (Hong Kong)(c)              1,398,000       2,890,087
-------------------------------------------------------------------------------
Far East Consortium International Ltd. (Hong
  Kong)(c)                                            7,279,000       2,701,069
===============================================================================
                                                                     11,104,777
===============================================================================


STEEL-0.82%

Angang Steel Co. Ltd.-Class H                           918,000       2,292,320
===============================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM CHINA FUND

                                                       SHARES          VALUE
-------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES-10.91%

China Mobile Ltd.(c)                                  1,484,500    $ 25,615,566
-------------------------------------------------------------------------------
China Unicom Ltd. (Hong Kong)(c)                      2,330,000       5,024,794
===============================================================================
                                                                     30,640,360
===============================================================================
     Total Common Stocks & Other Equity Interests
       (Cost $249,444,666)                                          272,921,803
===============================================================================


MONEY MARKET FUNDS-1.94%

Liquid Assets Portfolio-Institutional Class(g)        2,720,563       2,720,563
-------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(g)              2,720,563       2,720,563
===============================================================================
     Total Money Market Funds (Cost $5,441,126)                       5,441,126
===============================================================================
TOTAL INVESTMENTS-99.13% (Cost $254,885,792)                        278,362,929
===============================================================================
OTHER ASSETS LESS LIABILITIES-0.87%                                   2,455,419
===============================================================================
NET ASSETS-100.00%                                                 $280,818,348
_______________________________________________________________________________
===============================================================================



Investment Abbreviations:

ADR   - American Depositary Receipt
Wts.  - Warrants


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b) Country of issuer and/or credit risk exposure listed in Common Stocks & Other Equity Interests has been determined to be China unless otherwise noted.
(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at April 30, 2008 was $134,334,737, which represented 47.84% of the Fund's Net Assets. See Note 1A.
(d)   Non-income producing security.
(e) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at April 30, 2008 represented 0.53% of the Fund's Net Assets. See Note 1A.
(f) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The value of this security considered illiquid at April 30, 2008 represented 0.53% of the Fund's Net Assets.
(g) The money market fund and the Fund are affiliated by having the same investment advisor.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM CHINA FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2008
(Unaudited)




ASSETS:

Investments, at value (Cost
  $249,444,666)                           $272,921,803
------------------------------------------------------
Investments in affiliated money market
funds
(Cost $5,441,126)                            5,441,126
======================================================
     Total investments (Cost
       $254,885,792)                       278,362,929
======================================================
Receivables for:
  Investments sold                           7,090,382
------------------------------------------------------
  Fund shares sold                           1,532,100
------------------------------------------------------
  Dividends                                    763,508
------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans              6,061
------------------------------------------------------
Other assets                                    78,434
======================================================
     Total assets                          287,833,414
______________________________________________________
======================================================


LIABILITIES:

Payables for:
  Investments purchased                      4,822,615
------------------------------------------------------
  Fund shares reacquired                     1,717,985
------------------------------------------------------
Trustee deferred compensation and
  retirement plans                               9,200
------------------------------------------------------
Accrued distribution fees                      110,706
------------------------------------------------------
Accrued trustees' and officer's fees
  and benefits                                   2,285
------------------------------------------------------
Accrued transfer agent fees                    137,971
------------------------------------------------------
Accrued operating expenses                     214,304
======================================================
     Total liabilities                       7,015,066
======================================================
Net assets applicable to shares
  outstanding                             $280,818,348
______________________________________________________
======================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest             $310,511,754
------------------------------------------------------
Undistributed net investment income
  (loss)                                    (1,787,441)
------------------------------------------------------
Undistributed net realized gain (loss)     (51,383,590)
------------------------------------------------------
Unrealized appreciation                     23,477,625
======================================================
                                          $280,818,348
______________________________________________________
======================================================



NET ASSETS:

Class A                                   $187,076,450
______________________________________________________
======================================================
Class B                                   $ 29,522,814
______________________________________________________
======================================================
Class C                                   $ 62,981,095
______________________________________________________
======================================================
Institutional Class                       $  1,237,989
______________________________________________________
======================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                      9,825,942
______________________________________________________
======================================================
Class B                                      1,570,897
______________________________________________________
======================================================
Class C                                      3,353,337
______________________________________________________
======================================================
Institutional Class                             64,663
______________________________________________________
======================================================
Class A:
  Net asset value per share               $      19.04
------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $19.04 divided
       by 94.50%)                         $      20.15
______________________________________________________
======================================================
Class B:
  Net asset value and offering price
     per share                            $      18.79
______________________________________________________
======================================================
Class C:
  Net asset value and offering price
     per share                            $      18.78
______________________________________________________
======================================================
Institutional Class:
  Net asset value and offering price
     per share                            $      19.15
______________________________________________________
======================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM CHINA FUND

STATEMENT OF OPERATIONS

For the six months ended April 30, 2008
(Unaudited)




INVESTMENT INCOME:

Dividends                                                                          $   1,474,741
------------------------------------------------------------------------------------------------
Dividends from affiliated money market funds                                             208,805
================================================================================================
     Total investment income                                                           1,683,546
================================================================================================


EXPENSES:

Advisory fees                                                                          1,675,258
------------------------------------------------------------------------------------------------
Administrative services fees                                                              56,474
------------------------------------------------------------------------------------------------
Custodian fees                                                                           258,523
------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                                301,896
------------------------------------------------------------------------------------------------
  Class B                                                                                174,634
------------------------------------------------------------------------------------------------
  Class C                                                                                414,575
------------------------------------------------------------------------------------------------
Transfer agent fees -- A, B and C                                                        421,618
------------------------------------------------------------------------------------------------
Transfer agent fees -- Institutional                                                         624
------------------------------------------------------------------------------------------------
Trustees' and officer's fees and benefits                                                 11,642
------------------------------------------------------------------------------------------------
Other                                                                                    146,685
================================================================================================
     Total expenses                                                                    3,461,929
================================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)                 (22,525)
================================================================================================
     Net expenses                                                                      3,439,404
================================================================================================
Net investment income (loss)                                                          (1,755,858)
================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities                                                              (50,557,933)
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                     (72,539)
================================================================================================
                                                                                     (50,630,472)
================================================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                                             (128,061,538)
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                           8
================================================================================================
                                                                                    (128,061,530)
================================================================================================
Net realized and unrealized gain (loss)                                             (178,692,002)
================================================================================================
Net increase (decrease) in net assets resulting from operations                    $(180,447,860)
________________________________________________________________________________________________
================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM CHINA FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2008 and the year ended October 31, 2007 (Unaudited)



                                                                             APRIL 30,       OCTOBER 31,
                                                                                2008             2007
---------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income (loss)                                             $  (1,755,858)    $   (227,476)
---------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                   (50,630,472)      13,750,604
---------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                      (128,061,530)     149,643,832
=========================================================================================================
     Net increase (decrease) in net assets resulting from operations        (180,447,860)     163,166,960
=========================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                                       (221,048)        (169,696)
---------------------------------------------------------------------------------------------------------
  Class B                                                                             --          (28,185)
---------------------------------------------------------------------------------------------------------
  Class C                                                                             --          (26,445)
---------------------------------------------------------------------------------------------------------
  Institutional Class                                                             (5,457)          (7,987)
=========================================================================================================
     Total distributions from net investment income                             (226,505)        (232,313)
=========================================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                                     (9,017,697)              --
---------------------------------------------------------------------------------------------------------
  Class B                                                                     (1,209,559)              --
---------------------------------------------------------------------------------------------------------
  Class C                                                                     (3,142,192)              --
---------------------------------------------------------------------------------------------------------
  Institutional Class                                                            (74,510)              --
=========================================================================================================
     Total distributions from net realized gains                             (13,443,958)             --
=========================================================================================================
     Decrease in net assets resulting from distributions                     (13,670,463)        (232,313)
=========================================================================================================
Share transactions-net:
  Class A                                                                    (67,771,339)     259,091,269
---------------------------------------------------------------------------------------------------------
  Class B                                                                     (3,989,714)      31,038,425
---------------------------------------------------------------------------------------------------------
  Class C                                                                    (19,503,130)      92,044,841
---------------------------------------------------------------------------------------------------------
  Institutional Class                                                         (1,202,361)       1,415,639
=========================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                          (92,466,544)     383,590,174
=========================================================================================================
     Net increase (decrease) in net assets                                  (286,584,867)     546,524,821
=========================================================================================================


NET ASSETS:

  Beginning of period                                                        567,403,215       20,878,394
=========================================================================================================
  End of period (including undistributed net investment income (loss) of
     $(1,787,441) and $194,922, respectively)                              $ 280,818,348     $567,403,215
_________________________________________________________________________________________________________
=========================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM CHINA FUND

NOTES TO FINANCIAL STATEMENTS

April 30, 2008
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM China Fund (the "Fund") is a series portfolio of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is long-term growth of capital.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from

10        AIM CHINA FUND
      investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, Invesco Aim Advisors may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. OTHER RISKS -- Investing in a single-country mutual fund involves greater risk than investing in a more diversified fund due to lack of exposure to other countries. The political and economic conditions and changes in regulatory, tax or economic policy in a single country could significantly affect the market in that country and in surrounding or related countries.

J. REDEMPTION FEES -- The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.

K. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

L. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the

11        AIM CHINA FUND

      Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                           0.935%
-------------------------------------------------------------------
Next $250 million                                            0.91%
-------------------------------------------------------------------
Next $500 million                                            0.885%
-------------------------------------------------------------------
Next $1.5 billion                                            0.86%
-------------------------------------------------------------------
Next $2.5 billion                                            0.835%
-------------------------------------------------------------------
Next $2.5 billion                                            0.81%
-------------------------------------------------------------------
Next $2.5 billion                                            0.785%
-------------------------------------------------------------------
Over $10 billion                                             0.76%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement between the Advisor and Invesco Hong Kong Limited, the Advisor pays Invesco Hong Kong Limited 40% of the amount of the Advisor's compensation on sub-advised assets.

  Under the terms of a new master sub-advisory agreement approved by shareholders of the Fund on April 23, 2008, effective May 1, 2008, between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and AIM Funds Management Inc. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C and Institutional Class shares to 2.05%, 2.80%, 2.80% and 1.80% of average daily net assets, respectively, through at least June 30, 2008. In determining the Advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. ("Invesco") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. The Advisor did not waive fees or reimburse expenses during the period under this expense limitation.

  Further, the Advisor has contractually agreed, through at least June 30, 2008, to waive advisory fees in an amount equal to 100% of the advisory fee the Advisor receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds.

  For the six months ended April 30, 2008, the Advisor waived advisory fees of $8,691.

  At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2008, Invesco reimbursed expenses of the Fund in the amount of $1,434.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2008, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended April 30, 2008, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B, Class C and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2008, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.


12        AIM CHINA FUND

  Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2008, IADI advised the Fund that IADI retained $299,126 in front-end sales commissions from the sale of Class A shares and $13,834, $212,230 and $378,266 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2008, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $12,400.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended April 30, 2008, the Fund paid legal fees of $1,914 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company ("SSB"), the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

  Additionally, the Fund participates in an uncommitted unsecured revolving credit facility with SSB. The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by Invesco Aim, which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan. During the six months ended April 30, 2008, the Fund did not borrow under the uncommitted unsecured revolving credit facility.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  The Fund did not have a capital loss carryforward as of October 31, 2007.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2008 was $199,068,000 and $273,410,346, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                          $ 32,733,191
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                         (10,026,011)
================================================================================================
Net unrealized appreciation of investment securities                                $ 22,707,180
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $255,655,749.




13        AIM CHINA FUND

NOTE 8--SHARE INFORMATION

The Fund currently offers four different classes of shares: Class A, Class B, Class C and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class B shares and Class C shares are sold with a CDSC. Institutional Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

                                              CHANGES IN SHARES OUTSTANDING
-------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                    YEAR ENDED
                                                                   APRIL 30, 2008(a)                OCTOBER 31, 2007
                                                             ----------------------------     ---------------------------
                                                               SHARES           AMOUNT          SHARES          AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                     4,913,971     $ 108,012,138     15,068,860     $309,379,576
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                       568,765        12,220,542      2,117,762       41,435,305
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                     1,779,302        40,340,018      5,219,270      111,652,901
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            56,140         1,258,324        142,968        3,143,338
=========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                       368,758         8,164,302         13,161          165,308
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                        52,744         1,156,155          2,167           27,133
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                       129,763         2,841,805          2,024           25,339
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             3,372            74,932            619            7,783
=========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        63,142         1,288,362         34,531          688,092
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                       (63,871)       (1,288,362)       (34,786)        (688,092)
=========================================================================================================================
Reacquired:(b)
  Class A                                                    (8,998,545)     (185,236,141)    (2,932,819)     (51,141,707)
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (795,462)      (16,078,049)      (539,990)      (9,735,921)
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                    (3,048,548)      (62,684,953)      (988,568)     (19,633,399)
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          (122,216)       (2,535,617)       (92,185)      (1,735,482)
=========================================================================================================================
                                                             (5,092,685)    $ (92,466,544)    18,013,014     $383,590,174
_________________________________________________________________________________________________________________________
=========================================================================================================================



(a) There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund that owns 12% of the outstanding shares of the Fund. IADI has an agreement with this entity to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are owned beneficially.
(b) Net of redemption fees of $282,263 and $200,553 which were allocated among the classes based on relative net assets of each class for the six months ended April 30, 2008 and the year ended October 31, 2007, respectively.


14        AIM CHINA FUND

NOTE 9--FINANCIAL HIGHLIGHTS


  The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                CLASS A
                                                          ---------------------------------------------------
                                                                                               MARCH 31, 2006
                                                                                                (COMMENCEMENT
                                                          SIX MONTHS ENDED      YEAR ENDED        DATE) TO
                                                              APRIL 30,        OCTOBER 31,       OCTOBER 31,
                                                                2008               2007             2006
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  28.59           $  10.98          $ 10.00
-------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                                (0.08)              0.01             0.09
-------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
     unrealized)                                                 (8.79)             17.67             0.87
=============================================================================================================
     Total from investment operations                            (8.87)             17.68             0.96
=============================================================================================================
Less distributions:
  Dividends from net investment income                           (0.02)             (0.10)              --
-------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (0.68)                --               --
=============================================================================================================
     Total distributions                                         (0.70)             (0.10)              --
=============================================================================================================
Redemption fees added to shares of beneficial interest            0.02               0.03             0.02
=============================================================================================================
Net asset value, end of period                                $  19.04           $  28.59          $ 10.98
_____________________________________________________________________________________________________________
=============================================================================================================
Total return(b)                                                 (31.32)%           162.36%            9.80%
_____________________________________________________________________________________________________________
=============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $187,076           $385,401          $14,212
_____________________________________________________________________________________________________________
=============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.67%(c)           1.85%            2.09%(d)
-------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.68%(c)           1.86%            4.14%(d)
=============================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                         (0.74)%(c)          0.04%            1.60%(d)
_____________________________________________________________________________________________________________
=============================================================================================================
Portfolio turnover rate(e)                                          56%               102%              80%
_____________________________________________________________________________________________________________
=============================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $242,843,904.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.



15        AIM CHINA FUND

                                                                                CLASS B
                                                          ---------------------------------------------------
                                                                                               MARCH 31, 2006
                                                                                                (COMMENCEMENT
                                                          SIX MONTHS ENDED      YEAR ENDED        DATE) TO
                                                              APRIL 30,        OCTOBER 31,       OCTOBER 31,
                                                                2008               2007             2006
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 28.32           $ 10.93           $10.00
-------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                                (0.15)            (0.14)            0.05
-------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
     unrealized)                                                 (8.72)            17.57             0.86
=============================================================================================================
     Total from investment operations                            (8.87)            17.43             0.91
=============================================================================================================
Less distributions:
  Dividends from net investment income                              --             (0.07)              --
-------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (0.68)               --               --
=============================================================================================================
     Total distributions                                         (0.68)            (0.07)              --
=============================================================================================================
Redemption fees added to shares of beneficial interest            0.02              0.03             0.02
=============================================================================================================
Net asset value, end of period                                 $ 18.79           $ 28.32           $10.93
_____________________________________________________________________________________________________________
=============================================================================================================
Total return(b)                                                 (31.60)%          160.56%            9.30%
_____________________________________________________________________________________________________________
=============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $29,523           $51,222           $2,881
_____________________________________________________________________________________________________________
=============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  2.42%(c)          2.60%            2.84%(d)
-------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               2.43%(c)          2.61%            4.89%(d)
=============================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                         (1.49)%(c)        (0.71)%           0.85%(d)
_____________________________________________________________________________________________________________
=============================================================================================================
Portfolio turnover rate(e)                                          56%              102%              80%
_____________________________________________________________________________________________________________
=============================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $35,118,615.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.



16        AIM CHINA FUND

                                                                                CLASS C
                                                          ---------------------------------------------------
                                                                                               MARCH 31, 2006
                                                                                                (COMMENCEMENT
                                                          SIX MONTHS ENDED      YEAR ENDED        DATE) TO
                                                              APRIL 30,        OCTOBER 31,       OCTOBER 31,
                                                                2008               2007             2006
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 28.29           $  10.92          $10.00
-------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                                (0.15)             (0.14)           0.05
-------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
     unrealized)                                                 (8.70)             17.55            0.85
=============================================================================================================
     Total from investment operations                            (8.85)             17.41            0.90
=============================================================================================================
Less distributions:
  Dividends from net investment income                              --              (0.07)             --
-------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (0.68)                --              --
=============================================================================================================
     Total distributions                                         (0.68)             (0.07)             --
=============================================================================================================
Redemption fees added to shares of beneficial interest            0.02               0.03            0.02
=============================================================================================================
Net asset value, end of period                                 $ 18.78           $  28.29          $10.92
_____________________________________________________________________________________________________________
=============================================================================================================
Total return(b)                                                 (31.56)%           160.52%           9.20%
_____________________________________________________________________________________________________________
=============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $62,981           $127,122          $2,950
_____________________________________________________________________________________________________________
=============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  2.42%(c)           2.60%           2.84%(d)
-------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               2.43%(c)           2.61%           4.89%(d)
=============================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                         (1.49)%(c)         (0.71)%          0.85%(d)
_____________________________________________________________________________________________________________
=============================================================================================================
Portfolio turnover rate(e)                                          56%               102%             80%
_____________________________________________________________________________________________________________
=============================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $83,370,581.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.



17        AIM CHINA FUND

                                                                          INSTITUTIONAL CLASS
                                                          ---------------------------------------------------
                                                                                               MARCH 31, 2006
                                                                                                (COMMENCEMENT
                                                          SIX MONTHS ENDED      YEAR ENDED        DATE) TO
                                                              APRIL 30,        OCTOBER 31,       OCTOBER 31,
                                                                2008               2007             2006
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 28.72           $ 10.99           $10.00
-------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                                (0.03)             0.09             0.11
-------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
     unrealized)                                                 (8.83)            17.71             0.86
=============================================================================================================
     Total from investment operations                            (8.86)            17.80             0.97
=============================================================================================================
Less distributions:
  Dividends from net investment income                           (0.05)            (0.10)              --
-------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (0.68)               --               --
=============================================================================================================
     Total distributions                                         (0.73)            (0.10)              --
=============================================================================================================
Redemption fees added to shares of beneficial interest            0.02              0.03             0.02
=============================================================================================================
Net asset value, end of period                                 $ 19.15           $ 28.72           $10.99
_____________________________________________________________________________________________________________
=============================================================================================================
Total return(b)                                                 (31.14)%          163.45%            9.90%
_____________________________________________________________________________________________________________
=============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $ 1,238           $ 3,658           $  835
_____________________________________________________________________________________________________________
=============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.25%(c)          1.35%            1.84%(d)
-------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.26%(c)          1.36%            3.48%(d)
=============================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                         (0.32)%(c)         0.53%            1.85%(d)
_____________________________________________________________________________________________________________
=============================================================================================================
Portfolio turnover rate(e)                                          56%              102%              80%
_____________________________________________________________________________________________________________
=============================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $2,010,262.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


NOTE 10--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION AND REGULATORY INQUIRIES

On August 30, 2005, the West Virginia Office of the State Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and IADI (Order No. 05-1318). The WVASC makes findings of fact that Invesco Aim and IADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and IADI violated the West Virginia securities laws. The WVASC orders Invesco Aim and IADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, Invesco Funds Group, Inc. ("IFG"), Invesco Aim, IADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and

  - that certain AIM Funds inadequately employed fair value pricing. The case pending in Illinois State Courtparties was dismissed with prejudice on May 6, 2008.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds

18        AIM CHINA FUND
remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more Invesco Aim
Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  At the present time, management of Invesco Aim and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on Invesco Aim, IADI or the Fund.


19        AIM CHINA FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2007, through April 30, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (11/01/07)   (04/30/08)(1)   PERIOD(2)     (04/30/08)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00       $686.80        $ 7.00      $1,016.56       $ 8.37       1.67%
---------------------------------------------------------------------------------------------------
        B            1,000.00        684.00         10.13       1,012.83        12.11       2.42
---------------------------------------------------------------------------------------------------
        C            1,000.00        684.40         10.13       1,012.83        12.11       2.42
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2007, through April 30, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.




20        AIM CHINA FUND

APPROVAL OF SUB-ADVISORY AGREEMENT

At in-person meetings held on December      and employees of the Affiliated                D. Financial Resources of the Affiliated
12-13, 2007, the Board of Trustees of AIM   Sub-Advisors who will provide these               Sub-Advisors
Investment Funds (the "Board"), including   services. The Board concluded that the
a majority of the independent trustees,     nature, extent and quality of the           The Board considered whether each
voting separately, approved the             services to be provided by the Affiliated   Affiliated Sub-Advisor is financially sound
sub-advisory agreement for AIM China Fund   Sub-Advisors were appropriate. The Board    and has the resources necessary to perform
(the "Fund"), effective on or about May     noted that the Affiliated Sub-Advisors,     its obligations under the sub-advisory
1, 2008. In so doing, the Board             which have offices and personnel that are   agreement, and concluded that each
determined that the sub-advisory            geographically dispersed in financial       Affiliated Sub-Advisor has the financial
agreement is in the best interests of the   centers around the world, have been         resources necessary to fulfill these
Fund and its shareholders and that the      formed in part for the purpose of           obligations.
compensation to AIM Funds Management Inc.   researching and compiling information and
(AIM Funds Management Inc. anticipates      making recommendations on the markets and
changing its name to Invesco Trimark        economies of various countries and
Investment Management Inc. on or prior to   securities of companies located in such
December 31, 2008), Invesco Asset           countries or on various types of
Management Deutschland, GmbH, Invesco       investments and investment techniques,
Asset Management Limited, Invesco Asset     and providing investment advisory
Management (Japan) Limited, Invesco         services. The Board concluded that the
Australia Limited, Invesco Global Asset     sub-advisory agreement will benefit the
Management (N.A.), Inc., Invesco Hong       Fund and its shareholders by permitting
Kong Limited, Invesco Institutional         Invesco Aim to utilize the additional
(N.A.), Inc., and Invesco Senior Secured    resources and talent of the Affiliated
Management, Inc. (collectively, the         Sub-Advisors in managing the Fund.
"Affiliated Sub-Advisors") under the
sub-advisory agreement is fair and             B. Fund Performance
reasonable.
                                            The Board did view Fund performance as a
   The independent trustees met             relevant factor in considering whether to
separately during their evaluation of the   approve the sub-advisory agreement for
sub-advisory agreement with independent     the Fund, as one of the Affiliated
legal counsel from whom they received       Sub-Advisors currently serves as the
independent legal advice, and the           sub-advisor to the Fund. The Board noted
independent trustees also received          that the Fund has not been in operation
assistance during their deliberations       for a full calendar year. The Board also
from the independent Senior Officer, a      considered the steps Invesco Aim has
full-time officer of the AIM Funds who      taken over the last several years to
reports directly to the independent         improve the quality and efficiency of the
trustees. The sub-advisory agreement was    services that Invesco Aim provides to the
considered separately for the Fund,         AIM Funds. The Board concluded that
although the Board also considered the      Invesco Aim continues to be responsive to
common interests of all of the AIM Funds    the Board's focus on fund performance.
in their deliberations. The Board
comprehensively considered all of the          C. Sub-Advisory Fees
information provided to them and did not
identify any particular factor that was     The Board considered the services to be
controlling. Furthermore, each trustee      provided by the Affiliated Sub-Advisors
may have evaluated the information          pursuant to the sub-advisory agreement
provided differently from one another and   and the services to be provided by
attributed different weight to the          Invesco Aim pursuant to the Fund's
various factors.                            advisory agreement, as well as the
                                            allocation of fees between Invesco Aim
   Set forth below is a discussion of the   and the Affiliated Sub-Advisors pursuant
material factors and related conclusions    to the sub-advisory agreement. The Board
that formed the basis for the Board's       noted that the sub-advisory fees have no
approval of the sub-advisory agreement      direct effect on the Fund or its
for the Fund.                               shareholders, as they are paid by Invesco
                                            Aim to the Affiliated Sub-Advisors, and
   A. Nature, Extent and Quality of         that Invesco Aim and the Affiliated
      Services to be Provided by the        Sub-Advisors are affiliates. After taking
      Affiliated Sub-Advisors               account of the Fund's contractual
                                            sub-advisory fee rate, as well as other
The Board reviewed the services to be       relevant factors, the Board concluded
provided by the Affiliated Sub-Advisors     that the Fund's sub-advisory fees were
under the sub-advisory agreement and the    fair and reasonable.
credentials and experience of the
officers


21     AIM CHINA FUND

PROXY RESULTS

A Special Meeting ("Meeting") of Shareholders of AIM China Fund, an investment portfolio of AIM Investment Funds, a Delaware statutory trust ("Trust"), was held on February 29, 2008 and adjourned until March 28, 2008. The Meeting was held for the following purposes:

(1) Elect 13 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is elected and qualified.

(2) Approve an amendment to the Trust's Agreement and Declaration of Trust that would permit the Board of Trustees of the Trust to terminate the Trust, the Fund, and each other series portfolio of the Trust, or a share class without a shareholder vote.

The results of the voting on the above matters were as follows:


                                                                                                WITHHELD/
      MATTERS                                                               VOTES FOR         ABSTENTIONS**
-----------------------------------------------------------------------------------------------------------
(1)*  Bob R. Baker......................................................   102,474,770          3,616,868
      Frank S. Bayley...................................................   102,514,342          3,577,296
      James T. Bunch....................................................   102,289,114          3,802,524
      Bruce L. Crockett.................................................   102,291,441          3,800,197
      Albert R. Dowden..................................................   102,396,298          3,695,340
      Jack M. Fields....................................................   102,554,039          3,537,599
      Martin L. Flanagan................................................   102,560,133          3,531,505
      Carl Frischling...................................................   102,489,803          3,601,835
      Prema Mathai-Davis................................................   102,539,885          3,551,753
      Lewis F. Pennock..................................................   102,270,904          3,820,734
      Larry Soll, Ph.D..................................................   102,271,222          3,820,416
      Raymond Stickel, Jr...............................................   102,550,734          3,540,904
      Philip A. Taylor..................................................   102,512,878          3,578,760




                                                                              VOTES           WITHHELD/           BROKER
                                                          VOTES FOR          AGAINST         ABSTENTIONS         NON-VOTES
--------------------------------------------------------------------------------------------------------------------------
(2)*  Approve an amendment to the Trust's Agreement
      and Declaration of Trust that would permit the
      Board of Trustees of the Trust to terminate the
      Trust, the Fund, and each other series portfolio
      of the Trust, or a share class without a
      shareholder vote................................   66,789,909        10,167,853         2,948,760         26,185,116



The Meeting was adjourned until April 23, 2008, with respect to the following proposal:

(1) Approve a new sub-advisory agreement between Invesco Aim Advisors, Inc. and each of AIM Funds Management, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Global Asset Management (N.A.), Inc.; Invesco Hong Kong Limited; Invesco Institutional (N.A.), Inc.; and Invesco Senior Secured Management, Inc.

The results of the voting on the above matter were as follows:


                                                                             VOTES          WITHHELD/           BROKER
      MATTER                                               VOTES FOR        AGAINST        ABSTENTIONS        NON-VOTES
-----------------------------------------------------------------------------------------------------------------------
(1)   Approve a new sub-advisory agreement between
      Invesco Aim Advisors, Inc. and each of AIM Funds
      Management, Inc.; Invesco Asset Management
      Deutschland, GmbH; Invesco Asset Management
      Limited; Invesco Asset Management (Japan) Limited;
      Invesco Australia Limited; Invesco Global Asset
      Management (N.A.), Inc.; Invesco Hong Kong
      Limited; Invesco Institutional (N.A.), Inc.; and
      Invesco Senior Secured Management, Inc. ..........   9,583,534        404,271          309,236          3,871,043



 * Proposals 1 and 2 required approval by a combined vote of all of the portfolios of AIM Investment Funds.

** Includes Broker Non-Votes.


22        AIM CHINA FUND

Supplement to Semiannual Report dated 4/30/08

AIM CHINA FUND

                                             ==========================================
INSTITUTIONAL CLASS SHARES                   AVERAGE ANNUAL TOTAL RETURNS                    The performance data quoted represent
The following information has been           For periods ended 4/30/08                    past performance and cannot guarantee
prepared to provide Institutional Class                                                   comparable future results; current
shareholders with a performance overview     Inception (3/31/06)                 39.29%   performance may be lower or higher. Please
specific to their holdings. Institutional       1 Year                           31.93    visit invescoaim.com for the most recent
Class shares are offered exclusively to         6 Months*                       -31.14    month-end performance. Performance figures
institutional investors, including defined                                                reflect reinvested distributions and
contribution plans that meet certain         ==========================================   changes in net asset value. Performance
criteria.                                    AVERAGE ANNUAL TOTAL RETURNS                 figures do not reflect deduction of taxes
                                             For periods ended 3/31/08, most recent       a shareholder would pay on Fund
                                             calendar quarter-end                         distributions or sale of Fund shares.
                                                                                          Investment return and principal value will
                                             Inception (3/31/06)                 32.64%   fluctuate so that you may have a gain or
                                                1 Year                           22.91    loss when you sell shares.
                                                6 Months*                       -30.02
                                                                                          (1)  Total annual operating expenses less
                                             *    Cumulative total return that has not         any contractual fee waivers and/or
                                                  been annualized                              expense reimbursements by the advisor
                                                                                               in effect through at least June 30,
                                             ==========================================        2008. See current prospectus for more
                                             Institutional Class shares have no sales          information.
                                             charge; therefore, performance is at net
                                             asset value (NAV). Performance of
                                             Institutional Class shares will differ
                                             from performance of other share classes
                                             primarily due to differing sales charges
                                             and class expenses.
                                                The net annual Fund operating expense
                                             ratio set forth in the most recent Fund
                                             prospectus as of the date of this
                                             supplement for Institutional Class shares
                                             was 1.37.(1) The total annual Fund
                                             operating expense ratio set forth in the
                                             most recent Fund prospectus as of the date
                                             of this supplement for Institutional Class
                                             shares was 1.38%. The expense ratios
                                             presented above may vary from the expense
                                             ratios presented in other sections of the
                                             actual report that are based on expenses
                                             incurred during the period covered by the
                                             report.
                                                A redemption fee of 2% will be imposed
                                             on certain redemptions or exchanges out of
                                             the Fund within 30 days of purchase.
                                             Exceptions to the redemption fee are
                                             listed in the Fund's prospectus.

Over for information on your Fund's expenses.

=======================================================================================
THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                                                                                  [INVESCO AIM LOGO]
invescoaim.com   CHI-INS-2   Invesco Aim Distributors, Inc.                                                        - SERVICE MARK -

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2007, through April 30, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


-----------------------------------------------------------------------------------------------------------
                                                                            HYPOTHETICAL
                                                                      (5% ANNUAL RETURN BEFORE
                                                   ACTUAL                     EXPENSES)
                                         ------------------------------------------------------
                            BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                          ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
          CLASS             (11/01/07)   (04/30/08)(1)   PERIOD(2)     (04/30/08)    PERIOD(2)      RATIO
-----------------------------------------------------------------------------------------------------------
      Institutional         $1,000.00       $688.60        $5.25       $1,018.65       $6.27        1.25%
-----------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2007, through April 30, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.



AIM CHINA FUND

===================================================================================================================================
EDELIVERY
INVESCOAIM.COM/EDELIVERY

REGISTER FOR EDELIVERY - eDelivery is the process of receiving your fund and account information via e-mail. Once your quarterly statements, tax forms, fund reports, and prospectuses are available, we will send you an e-mail notification containing links to these documents. For security purposes, you will need to log in to your account to view your statements and tax forms.

WHY SIGN UP?                                                       HOW DO I SIGN UP?

Register for eDelivery to:                                         It's easy. Just follow these simple steps:

-  save your Fund the cost of printing and postage.                1. Log in to your account.

-  reduce the amount of paper you receive.                         2. Click on the "Service Center" tab.

-  gain access to your documents faster by not waiting for the     3. Select "Register for eDelivery" and complete the consent
   mail.                                                              process.

-  view your documents online anytime at your convenience.

- save the documents to your personal computer or print them out for your records.

This service is provided by Invesco Aim Investment Services, Inc.

===================================================================================================================================

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC Web site at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in
Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following e-mail address: publicinfo@sec.gov.
The SEC file numbers for the Fund are 811-05426 and 033-19338.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim Web site, invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC Web site, sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2007, is available at our Web site. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy
Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

If used after July 20, 2008, this report must be accompanied by a Fund fact sheet or
Invesco Aim Quarterly Performance Review for the most recent quarter-end. Invesco Aim
--SERVICE MARK-- is a service mark of Invesco Aim Management Group, Inc. Invesco Aim
Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset
Management, Inc. and Invesco PowerShares Capital Management LLC are the investment advisors for the products and services represented by Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell
securities. Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc.,              [INVESCO AIM LOGO]
Invesco Global Asset Management (N.A.), Inc., AIM Funds Management Inc. (DBA AIM Trimark               - SERVICE MARK -
Investments), Invesco Asset Management (Japan) Ltd. and Invesco Hong Kong Ltd. are
affiliated investment advisors that serve as the subadvisor for some of the products and services represented by Invesco Aim. AIM Funds Management Inc. anticipates changing its name to Invesco Trimark Investment Management Inc. (DBA Invesco Trimark) on or prior to
Dec. 31, 2008. Invesco Aim Distributors, Inc. is the distributor for the retail mutual funds, exchange-traded funds and U.S. institutional money market funds represented by
Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

                                                                      invescoaim.com    CHI-SAR-1    Invesco Aim Distributors, Inc.

                              AIM DEVELOPING MARKETS FUND
                              Semiannual Report to Shareholders - April 30, 2008

[INVESCO AIM LOGO]
 - SERVICE MARK -

                                       [MOUNTAIN GRAPHIC]

AIM Investments                 2      Fund Performance
became INVESCO AIM              3      Letter to Shareholders
on March 31, 2008.              4      Schedule of Investments
                                7      Financial Statements
For more details, go            10     Notes to Financial Statements
to invescoaim.com               16     Financial Highlights
                                20     Fund Expenses
                                21     Approval of Sub-Advisory Agreement
                                22     Results of Proxy

                                For the most current month-end Fund performance and commentary, please visit invescoaim.com.

                                Unless otherwise noted, all data provided by Invesco Aim.

                                THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE
                                FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING
                                SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY
                                BEFORE INVESTING.

                                NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

FUND PERFORMANCE

=====================================================================================
PERFORMANCE SUMMARY                                                                     THE PERFORMANCE DATA QUOTED REPRESENT PAST
                                                                                        PERFORMANCE AND CANNOT GUARANTEE COMPARABLE
FUND VS. INDEXES                                                                        FUTURE RESULTS; CURRENT PERFORMANCE MAY BE
Cumulative total returns, 10/31/07 to 4/30/08, at net asset value (NAV). Performance    LOWER OR HIGHER. PLEASE VISIT
shown does not include applicable contingent deferred sales charges (CDSC) or           INVESCOAIM.COM FOR THE MOST RECENT
front-end sales charges, which would have reduced performance.                          MONTH-END PERFORMANCE. PERFORMANCE FIGURES
                                                                                        REFLECT REINVESTED DISTRIBUTIONS, CHANGES
Class A Shares                                                               -15.72%    IN NET ASSET VALUE AND THE EFFECT OF THE
Class B Shares                                                               -16.05     MAXIMUM SALES CHARGE UNLESS OTHERWISE
Class C Shares                                                               -16.03     STATED. PERFORMANCE FIGURES DO NOT REFLECT
MSCI EAFE Index(triangle) (Broad Market Index)                                -9.21     DEDUCTION OF TAXES A SHAREHOLDER WOULD PAY
MSCI Emerging Markets Index(triangle) (Style-Specific Index)                 -10.28     ON FUND DISTRIBUTIONS OR SALE OF FUND
Lipper Emerging Market Funds Index(triangle) (Peer Group Index)               -9.84     SHARES. INVESTMENT RETURN AND PRINCIPAL
                                                                                        VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE A
(triangle)Lipper Inc.                                                                   GAIN OR LOSS WHEN YOU SELL SHARES.

The MSCI EAFE --REGISTERED TRADEMARK-- INDEX is a free float-adjusted market               THE NET ANNUAL FUND OPERATING EXPENSE
capitalization index that is designed to measure developed market equity performance,   RATIO SET FORTH IN THE MOST RECENT FUND
excluding the U.S. and Canada.                                                          PROSPECTUS AS OF THE DATE OF THIS REPORT
                                                                                        FOR CLASS A, CLASS B AND CLASS C SHARES WAS
   The MSCI EMERGING MARKETS INDEX --SERVICE MARK-- is a free float-adjusted market     1.58%, 2.33% AND 2.33%, RESPECTIVELY.(1)
capitalization index that is designed to measure equity market performance in the       THE TOTAL ANNUAL FUND OPERATING EXPENSE
global emerging markets.                                                                RATIO SET FORTH IN THE MOST RECENT FUND
                                                                                        PROSPECTUS AS OF THE DATE OF THIS REPORT
   The LIPPER EMERGING MARKET FUNDS INDEX is an equally weighted representation of      FOR CLASS A, CLASS B AND CLASS C SHARES WAS
the largest funds in the Lipper Emerging Markets Funds category. The funds seek         1.59%, 2.34% AND 2.34%, RESPECTIVELY. THE
long-term capital appreciation by investing at least 65% of total assets in emerging    EXPENSE RATIOS PRESENTED ABOVE MAY VARY
market equity securities, where "emerging market" is defined by a country's GNP per     FROM THE EXPENSE RATIOS PRESENTED IN OTHER
capita or other economic measures.                                                      SECTIONS OF THIS REPORT THAT ARE BASED ON
                                                                                        EXPENSES INCURRED DURING THE PERIOD COVERED
   The Fund is not managed to track the performance of any particular index,            BY THIS REPORT.
including the indexes defined here, and consequently, the performance of the Fund may
deviate significantly from the performance of the indexes.                                 CLASS A SHARE PERFORMANCE REFLECTS THE
                                                                                        MAXIMUM 5.50% SALES CHARGE, AND CLASS B AND
   A direct investment cannot be made in an index. Unless otherwise indicated, index    CLASS C SHARE PERFORMANCE REFLECTS THE
results include reinvested dividends, and they do not reflect sales charges.            APPLICABLE CONTINGENT DEFERRED SALES CHARGE
Performance of an index of funds reflects fund expenses; performance of a market        (CDSC) FOR THE PERIOD INVOLVED. THE CDSC ON
index does not.                                                                         CLASS B SHARES DECLINES FROM 5% BEGINNING
=====================================================================================   AT THE TIME OF PURCHASE TO 0% AT THE
                                                                                        BEGINNING OF THE SEVENTH YEAR. THE CDSC ON
=========================================   =========================================   CLASS C SHARES IS 1% FOR THE FIRST YEAR
AVERAGE ANNUAL TOTAL RETURNS                AVERAGE ANNUAL TOTAL RETURNS                AFTER PURCHASE. THE PERFORMANCE OF THE
As of 4/30/08, including maximum            As of 3/31/08, the most recent calendar     FUND'S SHARE CLASSES WILL DIFFER PRIMARILY
applicable sales charges                    quarter-end, including maximum applicable   DUE TO DIFFERENT SALES CHARGE STRUCTURES
                                            sales charges                               AND CLASS EXPENSES.

CLASS A SHARES                              CLASS A SHARES                                 HAD THE ADVISOR NOT WAIVED FEES AND/OR
Inception (1/11/94)                  6.70%  Inception (1/11/94)                  6.41%  REIMBURSED EXPENSES IN THE PAST,
10 Years                             9.83   10 Years                             9.57   PERFORMANCE WOULD HAVE BEEN LOWER.
 5 Years                            32.79    5 Years                            34.09
 1 Year                              2.86    1 Year                              2.61      A REDEMPTION FEE OF 2% WILL BE IMPOSED
                                                                                        ON CERTAIN REDEMPTIONS OR EXCHANGES OUT OF
CLASS B SHARES                              CLASS B SHARES                              THE FUND WITHIN 30 DAYS OF PURCHASE.
Inception (11/3/97)                  9.43%  Inception (11/3/97)                  9.04%  EXCEPTIONS TO THE REDEMPTION FEE ARE LISTED
10 Years                             9.93   10 Years                             9.66   IN THE FUND'S PROSPECTUS.
 5 Years                            33.32    5 Years                            34.59
 1 Year                              3.02    1 Year                              2.75   1  Total annual operating expenses less any
                                                                                           contractual fee waivers and/or expense
CLASS C SHARES                              CLASS C SHARES                                 reimbursements by the advisor in effect
Inception (3/1/99)                  16.82%  Inception (3/1/99)                  16.41%     through at least June 30, 2008. See
 5 Years                            33.46    5 Years                            34.74      current prospectus for more information.
 1 Year                              7.10    1 Year                              6.79
=========================================   =========================================


2      AIM DEVELOPING MARKETS FUND

                       Dear Fellow AIM Fund Shareholders:

                       The lines of communication are open: More than 250 of you have responded to the invitation I extended in my previous letter to complete an online survey, and more than 50 shareholders have contacted me directly by
     [CROCKETT         e-mail. When I could respond quickly and easily to a shareholder's specific concern I did, but the messages
       PHOTO]          for the most part raised consistent issues that I respond to here.

                          I have received many suggestions, a few complaints, and one offer to buy a gold mine! In general, your letters expressed an appreciation for transparency, frankness and the opportunity to comment. Nevertheless,
   Bruce Crockett      several shareholders found room for improvement in communications. Some would like more concise letters while others would prefer reports to be more customized for their particular information needs. With these reports going to tens of thousands of people, shareholder communications necessarily have to cover those issues common to a diverse population as well as the information required by law. The ability to change or further customize letters and reports is also affected by technology, timeliness and cost.

   Online survey responders preferred electronic communications to paper at a ratio of 63% to 37%. Direct responders expressed more of a preference for paper, especially for long reports. Electronic communications are more cost-effective than paper communications that have to be printed and mailed, so I encourage those who have resisted electronic communications to give them a try.

   The correspondence shows that improving fund performance and reducing shareholder costs remain the key shareholder concerns.
Several letters noted individual funds where performance had changed for the better, while others remained dissatisfied with the returns from funds they hold. Although 75% of the online survey responders wanted to see more overall fund performance data in these letters, and 58% wanted more information on individual funds, Securities and Exchange Commission (SEC) and Financial Industry
Regulatory Authority (FINRA) rules are very specific about the way fund performance can be discussed in print. Respect for those rules prevents me from commenting on individual funds or very recent results here, but I can assure you that your Board and all of its Investments subcommittees continue to work with Invesco Aim to make improved performance a top priority for all fund managers.

   Expense levels came up as another dominant issue, and no respondent felt these were too low. Several shareholders questioned the need for 12b-1 fees, which cover the cost of distributing fund shares and thereby help the fund to attract new assets. Your Board reviews the funds' 12b-1 fees annually with the shareholders' best interests in mind. While your Board keeps its eye on containing or lowering these fees wherever possible, we also are mindful that 12b-1 fees may be necessary in order to maintain an effective distribution system for fund shares.

   The value of communication between the Board and shareholders has been noted within and beyond the Invesco Aim community. In the online survey, 87% of the respondents felt it was either somewhat or very important to hear directly from the Board, with 55%
saying it was very important. Morningstar--TRADEMARK--, the mutual fund tracking company, also commented favorably on this channel of communication in its fall 2007 update of fund stewardship grades, where Invesco Aim was one of fewer than 10 fund boards to get an A for board quality, according to BoardIQ (11/13/07).

   In other news, Ruth Quigley retired from your Board at the end of 2007, and we thank her for her many years of dedicated service. Larry Soll has assumed Ruth's place as a vice chair of the Investments Committee. The Valuation Committee, which Ruth used to chair, has been reorganized as the Valuation, Distribution and Proxy Oversight Committee under the chairmanship of Carl
Frischling. The elevation of proxy oversight to standing committee status responds to suggestions from shareholders. In addition,
Prema Mathai-Davis assumed my seat on the Governance Committee, and I moved to the Audit Committee.

   Your Board looks forward to another year of diligent effort on your behalf, and we are even more strongly motivated by your feedback. The invitation remains open to e-mail me at bruce@brucecrockett.com. I look forward to hearing from you.

Sincerely,


/S/ BRUCE L. CROCKETT


Bruce L. Crockett
Independent Chair
AIM Funds Board of Trustees

June 16, 2008


3      AIM DEVELOPING MARKETS FUND

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of April 30, 2008



-------------------------------------------------------------------------
Financials                                                           20.3%
-------------------------------------------------------------------------
Consumer Discretionary                                               15.0
-------------------------------------------------------------------------
Energy                                                               10.1
-------------------------------------------------------------------------
Industrials                                                           8.5
-------------------------------------------------------------------------
Telecommunication Services                                            8.5
-------------------------------------------------------------------------
Utilities                                                             7.7
-------------------------------------------------------------------------
Health Care                                                           6.5
-------------------------------------------------------------------------
Consumer Staples                                                      5.3
-------------------------------------------------------------------------
Materials                                                             3.6
-------------------------------------------------------------------------
Information Technology                                                2.6
-------------------------------------------------------------------------
Money Market Funds Plus Other Assets Less Liabilities                11.9
_________________________________________________________________________
=========================================================================





SCHEDULE OF INVESTMENTS(a)

April 30, 2008
(Unaudited)




                                                        SHARES           VALUE
----------------------------------------------------------------------------------

FOREIGN COMMON STOCKS & OTHER EQUITY INTERESTS-83.46%

BRAZIL-14.99%

American Banknote S.A.(b)                                224,100    $    2,258,529
----------------------------------------------------------------------------------
American Banknote S.A.                                 1,550,300        15,624,263
----------------------------------------------------------------------------------
Companhia Vale do Rio Doce-ADR                           559,820        21,877,766
----------------------------------------------------------------------------------
Cremer S.A.(b)(c)                                        800,000         7,051,745
----------------------------------------------------------------------------------
Cremer S.A.(c)                                           368,000         3,243,803
----------------------------------------------------------------------------------
Dufry South America Ltd.-BDR(b)(c)                       371,400         7,474,928
----------------------------------------------------------------------------------
Equatorial Energia S.A.(b)                               358,400         3,752,202
----------------------------------------------------------------------------------
Equatorial Energia S.A.                                1,895,400        19,843,538
----------------------------------------------------------------------------------
Gafisa S.A.                                              722,300        15,784,558
----------------------------------------------------------------------------------
OdontoPrev S.A.(b)                                        26,900           694,350
----------------------------------------------------------------------------------
OdontoPrev S.A.                                          486,100        12,547,347
----------------------------------------------------------------------------------
Terna Participacoes S.A.(b)(d)                           150,000         2,635,379
----------------------------------------------------------------------------------
Terna Participacoes S.A.(d)                            1,014,300        17,820,433
----------------------------------------------------------------------------------
Totvs S.A.(b)                                            200,000         6,835,138
----------------------------------------------------------------------------------
Totvs S.A.                                               390,400        13,342,190
----------------------------------------------------------------------------------
Unibanco-Uniao de Bancos Brasileiros S.A.-GDR            120,900        17,580,069
----------------------------------------------------------------------------------
Wilson Sons Ltd.-BDR(b)(c)                               550,000         6,618,532
----------------------------------------------------------------------------------
Wilson Sons Ltd.-BDR(c)                                  657,500         7,912,154
==================================================================================
                                                                       182,896,924
==================================================================================


CANADA-0.66%

Sherritt International Corp.                             566,200         8,022,912
==================================================================================


CHINA-6.51%

CNOOC Ltd.(e)                                         11,655,000        20,674,820
----------------------------------------------------------------------------------
Haitian International Holdings Ltd.                   11,013,000         5,539,639
----------------------------------------------------------------------------------
Kowloon Development Co. Ltd.(e)                        6,035,000        13,373,730
----------------------------------------------------------------------------------
Stella International Holdings Ltd.                     7,388,000        10,959,089
----------------------------------------------------------------------------------
Xinyi Glass Holdings Co. Ltd.                         17,374,000        11,147,040
----------------------------------------------------------------------------------
Xiwang Sugar Holdings Co. Ltd.                        21,136,000         8,489,007
----------------------------------------------------------------------------------
Yantai North Andre Juice Co. Ltd.-Class H(f)         109,455,000         9,269,777
==================================================================================
                                                                        79,453,102
==================================================================================


CZECH REPUBLIC-0.89%

CEZ A.S                                                  145,900        10,846,544
==================================================================================


GREECE-2.79%

Intralot S.A. Integrated Lottery                       1,686,940        33,975,291
==================================================================================


HONG KONG-0.97%

eSun Holdings Ltd.(c)                                 16,902,000         5,855,872
----------------------------------------------------------------------------------
eSun Holdings Ltd.-Rts.(c)(g)                          8,451,000            86,754
----------------------------------------------------------------------------------
Hopewell Holdings Ltd.                                 1,340,000         5,846,197
==================================================================================
                                                                        11,788,823
==================================================================================


HUNGARY-0.83%

Richter Gedeon Nyrt.(e)                                   49,150        10,149,503
==================================================================================


INDONESIA-3.21%

Golden Agri-Resources Ltd.(e)                         13,347,000         8,328,113
----------------------------------------------------------------------------------
PT Astra International Tbk(e)                          5,545,500        11,984,005
----------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        AIM DEVELOPING MARKETS FUND

                                                        SHARES           VALUE
----------------------------------------------------------------------------------
INDONESIA-(CONTINUED)

PT Indocement Tunggal Prakarsa Tbk(e)                 10,704,500       $ 6,484,678
----------------------------------------------------------------------------------
PT Telekomunikasi Indonesia-Series B(e)               12,819,500        12,355,885
==================================================================================
                                                                        39,152,681
==================================================================================


ISRAEL-3.50%

Israel Discount Bank-Class A(c)(e)                    12,861,825        31,059,669
----------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR                  247,558        11,580,763
==================================================================================
                                                                        42,640,432
==================================================================================


LUXEMBOURG-0.71%

Millicom International Cellular S.A.(c)                   80,100         8,651,601
==================================================================================


MALAYSIA-5.26%

Public Bank Berhad                                     5,387,100        19,442,165
----------------------------------------------------------------------------------
SP Setia Berhad                                       13,558,600        18,199,751
----------------------------------------------------------------------------------
Top Glove Corp. Berhad                                 6,197,000         9,456,127
----------------------------------------------------------------------------------
YTL Corp. Berhad                                       7,189,600        17,070,677
==================================================================================
                                                                        64,168,720
==================================================================================


MEXICO-6.06%

America Movil S.A.B de C.V.-Series L-ADR                 459,000        26,603,640
----------------------------------------------------------------------------------
Grupo Financiero BanCrecer S.A. de C.V.-Series
  B(c)(g)                                                      1                 0
----------------------------------------------------------------------------------
Grupo Financiero Banorte S.A.B. de C.V.-Class O        5,008,200        22,110,131
----------------------------------------------------------------------------------
Grupo Televisa S.A.-ADR                                  565,612        13,959,304
----------------------------------------------------------------------------------
TV Azteca, S.A.B. de C.V.-CPO                          5,989,900         3,483,247
----------------------------------------------------------------------------------
Urbi, Desarrollos Urbanos, S.A. de C.V.(c)             2,420,900         7,765,989
==================================================================================
                                                                        73,922,311
==================================================================================


PHILIPPINES-6.41%

First Gen Corp.(b)(e)                                  3,037,400         2,547,596
----------------------------------------------------------------------------------
First Gen Corp.(e)                                     2,600,300         2,180,982
----------------------------------------------------------------------------------
First Philippine Holdings(e)                           6,975,200         6,662,002
----------------------------------------------------------------------------------
GMA Network Inc.-PDR(b)(c)(f)                          2,532,000           438,052
----------------------------------------------------------------------------------
GMA Network Inc.-PDR(c)(f)                            99,230,000        17,167,413
----------------------------------------------------------------------------------
Megaworld Corp.(e)                                    51,449,000         2,492,064
----------------------------------------------------------------------------------
Philippine Long Distance Telephone Co.(e)                252,200        15,381,964
----------------------------------------------------------------------------------
PNOC Energy Development Corp.(b)                       3,623,000           446,489
----------------------------------------------------------------------------------
PNOC Energy Development Corp.                         79,228,000         9,763,849
----------------------------------------------------------------------------------
SM Investments Corp.(e)                                3,586,808        21,177,213
==================================================================================
                                                                        78,257,624
==================================================================================


RUSSIA-6.10%

Gazprom-ADR(b)                                           320,100        17,029,320
----------------------------------------------------------------------------------
LUKOIL-ADR(h)                                            180,932        16,211,507
----------------------------------------------------------------------------------
Mobile TeleSystems-ADR                                   173,400        13,452,372
----------------------------------------------------------------------------------
Pharmstandard(b)(c)(e)                                   125,000         8,232,549
----------------------------------------------------------------------------------
Pharmstandard(c)(e)                                       93,100         6,131,602
----------------------------------------------------------------------------------
Vimpel-Communications-ADR                                444,000        13,391,040
==================================================================================
                                                                        74,448,390
==================================================================================


SOUTH AFRICA-5.64%

Foschini Ltd.                                            743,600         3,545,542
----------------------------------------------------------------------------------
Massmart Holdings Ltd.(e)                                493,500         4,598,196
----------------------------------------------------------------------------------
Naspers Ltd.-Class N(e)                                  628,300        13,592,516
----------------------------------------------------------------------------------
Sasol Ltd.(e)                                            358,400        20,342,307
----------------------------------------------------------------------------------
Standard Bank Group Ltd.(e)                            1,286,843        15,242,776
----------------------------------------------------------------------------------
Sun International Ltd.                                   427,068         6,151,243
----------------------------------------------------------------------------------
Telkom South Africa Ltd.(b)(e)                            35,300           597,760
----------------------------------------------------------------------------------
Telkom South Africa Ltd.(e)                              281,920         4,773,950
==================================================================================
                                                                        68,844,290
==================================================================================


SOUTH KOREA-7.94%

CJ CheilJedang Corp.(c)                                   34,445         8,761,571
----------------------------------------------------------------------------------
CJ Corp.(c)                                               42,594         3,399,022
----------------------------------------------------------------------------------
Daegu Bank                                               845,130        13,404,057
----------------------------------------------------------------------------------
Hana Financial Group Inc.                                496,589        22,464,151
----------------------------------------------------------------------------------
Hyundai Department Store Co., Ltd.                       106,840        11,296,798
----------------------------------------------------------------------------------
Hyundai Development Co.(e)                               144,420         9,186,255
----------------------------------------------------------------------------------
Hyundai H&S Co., Ltd.                                     73,434         6,021,222
----------------------------------------------------------------------------------
KCC Engineering & Construction Co., Ltd.(e)              161,050         8,360,512
----------------------------------------------------------------------------------
Lotte Confectionery Co., Ltd.                              5,648         6,726,895
----------------------------------------------------------------------------------
TechnoSemiChem Co., Ltd.(e)                              339,255         7,292,430
==================================================================================
                                                                        96,912,913
==================================================================================


SWEDEN-1.53%

Oriflame Cosmetics S.A.-SDR                              243,745        18,685,421
----------------------------------------------------------------------------------

TAIWAN-1.71%


Taiwan Mobile Co., Ltd.(e)                             4,707,242         8,933,137
----------------------------------------------------------------------------------
Wistron Corp.(e)                                       6,974,024        11,961,474
==================================================================================
                                                                        20,894,611
==================================================================================


THAILAND-3.35%

Kasikornbank PCL                                       4,804,400        13,324,525
----------------------------------------------------------------------------------
Siam Commercial Bank PCL(e)                            6,816,000        19,180,235
----------------------------------------------------------------------------------
Thai Oil PCL                                           3,734,300         8,355,982
==================================================================================
                                                                        40,860,742
==================================================================================


TURKEY-3.47%

Akbank T.A.S.                                          1,418,230         7,397,623
----------------------------------------------------------------------------------
Eczacibasi Ilac Sanayi ve Ticaret A.S.(e)              3,907,800        11,811,105
----------------------------------------------------------------------------------
Haci Omer Sabanci Holding A.S.                         1,613,150         6,022,899
----------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM DEVELOPING MARKETS FUND

                                                        SHARES           VALUE
----------------------------------------------------------------------------------
TURKEY-(CONTINUED)

Tupras-Turkiye Petrol Rafinerileri A.S.(e)               377,314    $   10,139,225
----------------------------------------------------------------------------------
Turk Traktor ve Ziraat Makineleri A.S.(e)                636,494         6,908,779
==================================================================================
                                                                        42,279,631
==================================================================================


UNITED KINGDOM-0.93%

Hikma Pharmaceuticals PLC(e)                           1,223,489        11,328,182
==================================================================================
     Total Foreign Common Stocks & Other Equity
       Interests (Cost $820,395,447)                                 1,018,180,648
==================================================================================



FOREIGN PREFERRED STOCKS-4.64%

BRAZIL-4.64%

Banco Itau Holding Financeira S.A.-Pfd.                  497,400        14,194,755
----------------------------------------------------------------------------------
Duratex S.A.-Pfd.(b)                                     220,000         4,460,890
----------------------------------------------------------------------------------
Duratex S.A.-Pfd.                                        342,900         6,952,906
----------------------------------------------------------------------------------
Petroleo Brasileiro S.A.-Pfd.-ADR                        305,800        30,916,380
==================================================================================
     Total Foreign Preferred Stocks (Cost
       $20,564,122)                                                     56,524,931
==================================================================================



MONEY MARKET FUNDS-9.56%

Liquid Assets Portfolio-Institutional Class(i)        58,329,745        58,329,745
----------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(i)              58,329,745        58,329,745
==================================================================================
     Total Money Market Funds (Cost $116,659,490)                      116,659,490
==================================================================================
TOTAL INVESTMENTS-97.66% (Cost $957,619,059)                         1,191,365,069
==================================================================================
OTHER ASSETS LESS LIABILITIES-2.34%                                     28,590,240
==================================================================================
NET ASSETS-100.00%                                                  $1,219,955,309
__________________________________________________________________________________
==================================================================================



Investment Abbreviations:

ADR    - American Depositary Receipt
BDR    - Brazilian Depositary Receipt
CPO    - Certificates of Ordinary Participation
GDR    - Global Depositary Receipt
PDR    - Philippine Deposit Receipts
Pfd.   - Preferred
Rts.   - Rights
SDR    - Swedish Depositary Receipt


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2008 was $71,073,459, which represented 5.83% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c)   Non-income producing security.
(d)   Each unit represents one ordinary share and two preferred shares.
(e) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at April 30, 2008 was $343,465,214, which represented 28.15% of the Fund's Net Assets. See Note 1A.
(f) Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of April 30, 2008 was $26,875,242, which represented 2.20% of the Fund's Net Assets. See Note 3.
(g) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at April 30, 2008 was $86,754, which represented 0.01% of the Fund's Net Assets.
(h) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The value of this security at April 30, 2008 represented 1.33% of the Fund's Net Assets. See Note 1A.
(i) The money market fund and the Fund are affiliated by having the same investment advisor.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM DEVELOPING MARKETS FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2008
(Unaudited)




ASSETS:

Investments, at value (Cost
  $813,354,814)                          $1,047,830,337
-------------------------------------------------------
Investments in affiliates, at value
  (Cost $144,264,245)                       143,534,732
=======================================================
     Total investments (Cost
       $957,619,059)                      1,191,365,069
=======================================================
Cash                                             81,534
-------------------------------------------------------
Foreign currencies, at value (Cost
  $21,482,184)                               21,515,886
-------------------------------------------------------
Receivables for:
  Investments sold                            9,106,925
-------------------------------------------------------
  Fund shares sold                            2,540,103
-------------------------------------------------------
  Dividends                                   4,448,689
-------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans              25,550
-------------------------------------------------------
Other assets                                     79,038
=======================================================
     Total assets                         1,229,162,794
_______________________________________________________
=======================================================



LIABILITIES:

Payables for:
  Investments purchased                       2,886,034
-------------------------------------------------------
  Fund shares reacquired                      3,232,641
-------------------------------------------------------
Trustee deferred compensation and
  retirement plans                               61,960
-------------------------------------------------------
Accrued distribution fees                       410,278
-------------------------------------------------------
Accrued trustees' and officer's fees
  and benefits                                    3,948
-------------------------------------------------------
Accrued transfer agent fees                     496,884
-------------------------------------------------------
Accrued operating expenses                    2,115,740
=======================================================
     Total liabilities                        9,207,485
=======================================================
Net assets applicable to shares
  outstanding                            $1,219,955,309
_______________________________________________________
=======================================================



NET ASSETS CONSIST OF:

Shares of beneficial interest            $  947,902,693
-------------------------------------------------------
Undistributed net investment income           4,246,030
-------------------------------------------------------
Undistributed net realized gain              34,018,845
-------------------------------------------------------
Unrealized appreciation                     233,787,741
=======================================================
                                         $1,219,955,309
_______________________________________________________
=======================================================



NET ASSETS:

Class A                                  $  931,897,540
_______________________________________________________
=======================================================
Class B                                  $   79,584,276
_______________________________________________________
=======================================================
Class C                                  $  181,898,911
_______________________________________________________
=======================================================
Institutional Class                      $   26,574,582
_______________________________________________________
=======================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                      30,534,277
_______________________________________________________
=======================================================
Class B                                       2,696,491
_______________________________________________________
=======================================================
Class C                                       6,168,987
_______________________________________________________
=======================================================
Institutional Class                             866,907
_______________________________________________________
=======================================================
Class A:
  Net asset value per share              $        30.52
-------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $30.52
     divided by 94.50%)                  $        32.30
_______________________________________________________
=======================================================
Class B:
  Net asset value and offering price
     per share                           $        29.51
_______________________________________________________
=======================================================
Class C:
  Net asset value and offering price
     per share                           $        29.49
_______________________________________________________
=======================================================
Institutional Class:
  Net asset value and offering price
     per share                           $        30.65
_______________________________________________________
=======================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM DEVELOPING MARKETS FUND

STATEMENT OF OPERATIONS

For the six months ended April 30, 2008
(Unaudited)




INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $1,620,330)                         $  13,923,000
------------------------------------------------------------------------------------------------
Dividends from affiliates (includes securities lending income of $123,385)             1,719,018
------------------------------------------------------------------------------------------------
Interest                                                                                  22,055
================================================================================================
     Total investment income                                                          15,664,073
================================================================================================


EXPENSES:

Advisory fees                                                                          5,745,983
------------------------------------------------------------------------------------------------
Administrative services fees                                                             162,771
------------------------------------------------------------------------------------------------
Custodian fees                                                                           940,641
------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                              1,226,138
------------------------------------------------------------------------------------------------
  Class B                                                                                432,512
------------------------------------------------------------------------------------------------
  Class C                                                                                957,346
------------------------------------------------------------------------------------------------
Transfer agent fees -- A, B and C                                                      1,293,367
------------------------------------------------------------------------------------------------
Transfer agent fees -- Institutional                                                         682
------------------------------------------------------------------------------------------------
Trustees' and officer's fees and benefits                                                 20,816
------------------------------------------------------------------------------------------------
Other                                                                                    291,065
================================================================================================
     Total expenses                                                                   11,071,321
================================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)                 (96,781)
================================================================================================
     Net expenses                                                                     10,974,540
================================================================================================
Net investment income                                                                  4,689,533
================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain from:
  Investment securities (net of tax on the sale of foreign investments of
     $260,747 -- Note 1J)                                                             45,197,663
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                     178,542
================================================================================================
                                                                                      45,376,205
================================================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities (net of change in estimated tax on foreign investments
     held of $946,278 -- Note 1J)                                                   (292,106,919)
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                    (403,520)
================================================================================================
                                                                                    (292,510,439)
================================================================================================
Net realized and unrealized gain (loss)                                             (247,134,234)
================================================================================================
Net increase (decrease) in net assets resulting from operations                    $(242,444,701)
________________________________________________________________________________________________
================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM DEVELOPING MARKETS FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2008 and the year ended October 31, 2007 (Unaudited)



                                                                             APRIL 30,          OCTOBER 31,
                                                                               2008                 2007
-------------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                   $    4,689,533       $    7,613,627
-------------------------------------------------------------------------------------------------------------
  Net realized gain                                                           45,376,205          134,511,116
-------------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                      (292,510,439)         337,861,179
=============================================================================================================
     Net increase (decrease) in net assets resulting from operations        (242,444,701)         479,985,922
=============================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                                     (7,173,829)          (1,310,164)
-------------------------------------------------------------------------------------------------------------
  Class B                                                                       (172,969)                  --
-------------------------------------------------------------------------------------------------------------
  Class C                                                                       (377,099)                  --
-------------------------------------------------------------------------------------------------------------
  Institutional Class                                                           (286,795)             (58,727)
=============================================================================================================
     Total distributions from net investment income                           (8,010,692)          (1,368,891)
=============================================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                                    (42,089,407)                  --
-------------------------------------------------------------------------------------------------------------
  Class B                                                                     (3,896,593)                  --
-------------------------------------------------------------------------------------------------------------
  Class C                                                                     (8,494,911)                  --
-------------------------------------------------------------------------------------------------------------
  Institutional Class                                                         (1,135,957)                  --
=============================================================================================================
     Total distributions from net realized gains                             (55,616,868)                 --
=============================================================================================================
Share transactions-net:
  Class A                                                                     13,094,660          277,938,240
-------------------------------------------------------------------------------------------------------------
  Class B                                                                     (3,120,495)           5,631,250
-------------------------------------------------------------------------------------------------------------
  Class C                                                                      7,765,974           93,040,817
-------------------------------------------------------------------------------------------------------------
  Institutional Class                                                          2,143,321           13,915,454
=============================================================================================================
     Net increase in net assets resulting from share transactions             19,883,460          390,525,761
=============================================================================================================
     Net increase (decrease) in net assets                                  (286,188,801)         869,142,792
=============================================================================================================


NET ASSETS:

  Beginning of period                                                      1,506,144,110          637,001,318
=============================================================================================================
  End of period (including undistributed net investment income of
     $4,246,030 and $7,567,189, respectively)                             $1,219,955,309       $1,506,144,110
_____________________________________________________________________________________________________________
=============================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM DEVELOPING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS

April 30, 2008
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Developing Markets Fund (the "Fund") is a series portfolio of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's primary investment objective is to provide long-term growth of capital with a secondary investment objective of income.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from

10        AIM DEVELOPING MARKETS FUND
      investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, Invesco Aim Advisors may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. REDEMPTION FEES -- The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.

J. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

K. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.


11        AIM DEVELOPING MARKETS FUND

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                           0.935%
-------------------------------------------------------------------
Next $250 million                                            0.91%
-------------------------------------------------------------------
Next $500 million                                            0.885%
-------------------------------------------------------------------
Next $1.5 billion                                            0.86%
-------------------------------------------------------------------
Next $2.5 billion                                            0.835%
-------------------------------------------------------------------
Next $2.5 billion                                            0.81%
-------------------------------------------------------------------
Next $2.5 billion                                            0.785%
-------------------------------------------------------------------
Over $10 billion                                             0.76%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund on February 29, 2008, effective May 1, 2008, between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and AIM Funds Management Inc. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C and Institutional Class shares to 1.75%, 2.50%, 2.50% and 1.50% of average daily net assets, respectively, through at least June 30, 2008. In determining the Advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. ("Invesco") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. AIM did not waive fees and/or reimburse expenses during the period under this expense limitation.

  Further, the Advisor has contractually agreed, through at least June 30, 2008, to waive advisory fees in an amount equal to 100% of the advisory fee the Advisor receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds.

  For the six months ended April 30, 2008, the Advisor waived advisory fees of $50,156.

  At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2008, Invesco reimbursed expenses of the Fund in the amount of $13,352.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2008, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended April 30, 2008, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B, Class C and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2008, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

  Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2008, IADI advised the Fund that IADI retained $127,594 in front-end sales commissions from the sale of Class A shares and $12,070, $71,425 and $69,741 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.


12        AIM DEVELOPING MARKETS FUND

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the investments in affiliates for the six months ended April 30, 2008.

                                                                            CHANGE IN
                                                                           UNREALIZED
                                    VALUE       PURCHASES     PROCEEDS    APPRECIATION       VALUE     DIVIDEND    REALIZED
                                  10/31/07       AT COST     FROM SALES  (DEPRECIATION)    04/30/08     INCOME   GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------

Yantai North Andre Juice Co.
  Ltd.                          $ 10,327,930  $   1,647,821    $   --      $(2,705,974)  $  9,269,777  $109,471      $--
----------------------------------------------------------------------------------------------------------------------------
GMA Network Inc.-PDR              16,765,020      2,924,149        --       (2,083,704)    17,605,465        --       --
----------------------------------------------------------------------------------------------------------------------------
Total Investments in
  Affiliates                    $ 27,092,950  $   4,571,970    $   --      $(4,789,678)  $ 26,875,242  $109,471      $--
____________________________________________________________________________________________________________________________
============================================================================================================================



NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended April 30, 2008, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $33,273.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended April 30, 2008, the Fund paid legal fees of $2,262 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company ("SSB"), the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

  Additionally, the Fund participates in an uncommitted unsecured revolving credit facility with SSB. The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by Invesco Aim, which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan. During the six months ended April 30, 2008, the Fund did not borrow under the uncommitted unsecured revolving credit facility.


13        AIM DEVELOPING MARKETS FUND

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited to utilizing $6,108,281 of capital loss carryforward in the fiscal year ended October 31, 2008.

  The Fund had a capital loss carryforward as of October 31, 2007 which expires as follows:

                                                                                   CAPITAL LOSS
EXPIRATION                                                                        CARRYFORWARD*
-----------------------------------------------------------------------------------------------
October 31, 2008                                                                   $ 3,640,489
-----------------------------------------------------------------------------------------------
October 31, 2009                                                                     4,748,636
-----------------------------------------------------------------------------------------------
October 31, 2010                                                                     2,694,002
-----------------------------------------------------------------------------------------------
October 31, 2012                                                                         9,980
===============================================================================================
Total capital loss carryforward                                                    $11,093,107
_______________________________________________________________________________________________
===============================================================================================




* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2008 was $161,768,345 and $255,408,857, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                          $290,346,492
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                         (57,237,502)
================================================================================================
Net unrealized appreciation of investment securities                                $233,108,990
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $958,256,079.




14        AIM DEVELOPING MARKETS FUND

NOTE 9--SHARE INFORMATION

The Fund currently offers four different classes of shares: Class A, Class B, Class C and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class B shares and Class C shares are sold with a CDSC. Institutional Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

                                              Changes in Shares Outstanding
-------------------------------------------------------------------------------------------------------------------------
                                                                  SIX MONTHS ENDED                    Year ended
                                                                  APRIL 30, 2008(a)                October 31, 2007
                                                            ----------------------------     ----------------------------
                                                              SHARES           AMOUNT          SHARES           AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                    5,718,612     $ 184,448,820     17,646,901     $ 537,129,106
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                      369,246        11,436,512      1,088,544        31,756,963
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                    1,157,976        36,432,770      4,377,966       129,117,550
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          119,545         3,803,098        587,155        17,610,907
=========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                    1,311,736        43,536,596         43,747         1,142,227
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                      116,084         3,736,726             --                --
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                      260,487         8,377,249             --                --
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           42,728         1,421,982          2,242            58,641
=========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                      219,566         6,872,069        295,956         8,787,864
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (226,776)       (6,872,069)      (304,966)       (8,787,864)
=========================================================================================================================
Reacquired:(b)
  Class A                                                   (7,080,110)     (221,762,825)    (8,734,916)     (269,120,957)
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (380,205)      (11,421,664)      (604,284)      (17,337,849)
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                   (1,222,625)      (37,044,045)    (1,234,537)      (36,076,733)
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                         (100,584)       (3,081,759)      (118,157)       (3,754,094)
=========================================================================================================================
                                                               305,680     $  19,883,460     13,045,651     $ 390,525,761
_________________________________________________________________________________________________________________________
=========================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 31% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b) Net of redemption fees of $164,164 and $132,283 which were allocated among the classes based on relative net assets of each class for the six months ended April 30, 2008 and the year ended October 31, 2007, respectively.


15        AIM DEVELOPING MARKETS FUND

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                   CLASS A
                                             -----------------------------------------------------------------------------------
                                             SIX MONTHS ENDED                         YEAR ENDED OCTOBER 31,
                                                 APRIL 30,        --------------------------------------------------------------
                                                   2008              2007          2006         2005         2004         2003
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $  37.97         $    23.80     $  16.81     $  12.71     $  10.52     $   6.96
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                           0.14               0.27         0.12         0.09         0.02         0.04
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                       (5.98)             13.96         6.98         4.01         2.19         3.52
================================================================================================================================
     Total from investment operations               (5.84)             14.23         7.10         4.10         2.21         3.56
================================================================================================================================
Less distributions:
  Dividends from net investment income              (0.23)             (0.06)       (0.11)          --        (0.02)          --
--------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains             (1.38)                --           --           --           --           --
================================================================================================================================
     Total distributions                            (1.61)             (0.06)       (0.11)          --        (0.02)          --
================================================================================================================================
Redemption fees added to shares of
  beneficial interest                                0.00               0.00         0.00         0.00         0.00           --
================================================================================================================================
Net asset value, end of period                   $  30.52         $    37.97     $  23.80     $  16.81     $  12.71     $  10.52
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(b)                                    (15.72)%            59.90%       42.45%       32.26%       21.05%       51.15%
________________________________________________________________________________________________________________________________
================================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)         $931,898         $1,152,814     $502,546     $265,583     $197,848     $209,221
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                  1.56%(c)           1.57%        1.74%        1.83%        2.00%        2.00%
--------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                  1.57%(c)           1.61%        1.80%        1.98%        2.22%        2.33%
================================================================================================================================
Ratio of net investment income to average
  net assets                                         0.88%(c)           0.89%        0.57%        0.62%        0.16%        0.44%
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate(d)                             13%                41%          51%          40%          49%         100%
________________________________________________________________________________________________________________________________
================================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $986,299,850.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                   CLASS B
                                                -----------------------------------------------------------------------------
                                                SIX MONTHS ENDED                      YEAR ENDED OCTOBER 31,
                                                    APRIL 30,        --------------------------------------------------------
                                                      2008             2007         2006        2005        2004        2003
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $ 36.72         $  23.14     $ 16.40     $ 12.48     $ 10.36     $  6.89
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                       0.02             0.04       (0.04)      (0.01)      (0.04)      (0.01)
-----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                          (5.79)           13.54        6.81        3.93        2.16        3.48
=============================================================================================================================
     Total from investment operations                  (5.77)           13.58        6.77        3.92        2.12        3.47
=============================================================================================================================
Less distributions:
  Dividends from net investment income                 (0.06)              --       (0.04)         --          --          --
-----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                (1.38)              --          --          --          --          --
=============================================================================================================================
     Total distributions                               (1.44)              --       (0.04)         --          --          --
=============================================================================================================================
Redemption fees added to shares of beneficial
  interest                                              0.00             0.00        0.01        0.00        0.00          --
=============================================================================================================================
Net asset value, end of period                       $ 29.51         $  36.72     $ 23.14     $ 16.40     $ 12.48     $ 10.36
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(b)                                       (16.05)%          58.69%      41.38%      31.41%      20.46%      50.36%
_____________________________________________________________________________________________________________________________
=============================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)             $79,584         $103,476     $61,055     $34,456     $26,447     $30,111
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                     2.31%(c)         2.32%       2.49%       2.50%       2.52%       2.53%
-----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                     2.32%(c)         2.36%       2.55%       2.65%       2.74%       2.86%
=============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                    0.13%(c)         0.14%      (0.18)%     (0.05)%     (0.36)%     (0.08)%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Portfolio turnover rate(d)                                13%              41%         51%         40%         49%        100%
_____________________________________________________________________________________________________________________________
=============================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $86,977,711.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.



16        AIM DEVELOPING MARKETS FUND

                                                                                   CLASS C
                                                 ---------------------------------------------------------------------------
                                                 SIX MONTHS ENDED                     YEAR ENDED OCTOBER 31,
                                                     APRIL 30,        ------------------------------------------------------
                                                       2008             2007         2006        2005       2004       2003
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $  36.68         $  23.12     $ 16.38     $ 12.46     $10.34     $ 6.88
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                        0.02             0.04       (0.04)      (0.01)     (0.04)     (0.01)
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                           (5.77)           13.52        6.81        3.93       2.16       3.47
============================================================================================================================
     Total from investment operations                   (5.75)           13.56        6.77        3.92       2.12       3.46
============================================================================================================================
Less distributions:
  Dividends from net investment income                  (0.06)              --       (0.04)         --         --         --
----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                 (1.38)              --          --          --         --         --
============================================================================================================================
     Total distributions                                (1.44)              --       (0.04)         --         --         --
============================================================================================================================
Redemption fees added to shares of beneficial
  interest                                               0.00             0.00        0.01        0.00       0.00         --
============================================================================================================================
Net asset value, end of period                       $  29.49         $  36.68     $ 23.12     $ 16.38     $12.46     $10.34
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(b)                                        (16.01)%          58.65%      41.43%      31.46%     20.50%     50.29%
____________________________________________________________________________________________________________________________
============================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)             $181,899         $219,121     $65,416     $12,327     $6,222     $4,361
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                      2.31%(c)         2.32%       2.49%       2.50%      2.52%      2.53%
----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                      2.32%(c)         2.36%       2.55%       2.65%      2.74%      2.86%
============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                     0.13%(c)         0.14%      (0.18)%     (0.05)%    (0.36)%    (0.08)%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate(d)                                 13%              41%         51%         40%        49%       100%
____________________________________________________________________________________________________________________________
============================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $192,521,182.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.



17        AIM DEVELOPING MARKETS FUND

                                                                          INSTITUTIONAL CLASS
                                                    ---------------------------------------------------------------
                                                                         YEAR ENDED OCTOBER       OCTOBER 25, 2005
                                                    SIX MONTHS ENDED             31,            (COMMENCEMENT DATE)
                                                        APRIL 30,        ------------------        TO OCTOBER 31,
                                                          2008             2007       2006              2005
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $ 38.17         $ 23.91     $16.81            $16.64
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                  0.21            0.41       0.24              0.00
-------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
     and unrealized)                                       (6.01)          14.00       6.98              0.17
===================================================================================================================
     Total from investment operations                      (5.80)          14.41       7.22              0.17
===================================================================================================================
Less distributions:
  Dividends from net investment income                     (0.34)          (0.15)     (0.13)               --
-------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                    (1.38)             --         --                --
===================================================================================================================
     Total distributions                                   (1.72)          (0.15)     (0.13)               --
===================================================================================================================
Redemption fees added to shares of beneficial
  interest                                                  0.00            0.00       0.01              0.00
===================================================================================================================
Net asset value, end of period                           $ 30.65         $ 38.17     $23.91            $16.81
___________________________________________________________________________________________________________________
===================================================================================================================
Total return(b)                                           (15.54)%         60.59%     43.20%             1.02%
___________________________________________________________________________________________________________________
===================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $26,575         $30,734     $7,984            $   24
___________________________________________________________________________________________________________________
===================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements            1.11%(c)        1.12%      1.23%             1.34%(d)
-------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                         1.12%(c)        1.16%      1.28%             1.45%(d)
===================================================================================================================
Ratio of net investment income to average net
  assets                                                    1.33%(c)        1.34%      1.07%             1.11%(d)
___________________________________________________________________________________________________________________
===================================================================================================================
Portfolio turnover rate(e)                                    13%             41%        51%               40%
___________________________________________________________________________________________________________________
===================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $26,946,504.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


  On May 23, 2008, the Securities and Exchange Commission ("SEC") publicly posted its final approval of the Distribution Plans ("Distribution Plans") for the distribution of monies placed into two separate Fair Funds created pursuant to a settlement reached on October 8, 2004 between Invesco Funds Group, Inc. ("IFG"), Invesco Aim Advisors, Inc. ("Invesco Aim") and Invesco Aim Distributors, Inc. ("IADI") and the SEC (the "Order"). One of the Fair Funds consists of $325 million, plus interest and any contributions by other settling parties, for distribution to shareholders of certain mutual funds formerly advised by IFG who may have been harmed by market timing and related activity. The second Fair Fund consists of $50 million, plus interest and any contributions by other settling parties, for distribution to shareholders of mutual funds advised by Invesco Aim who may have been harmed by market timing and related activity. The Distribution Plans provide for the distribution to all eligible investors to compensate such investors for injury they may have suffered as a result of market timing in the affected funds. The Distribution Plans include a provision for any residual amounts in the Fair Funds to be distributed in the future to the affected funds. Because the distribution of the Fair Funds has not yet commenced, management of Invesco Aim and the Fund are unable to estimate the amount of distribution to be made to the Fund, if any.

  At the request of the trustees of the AIM Funds, Invesco Ltd. ("Invesco"), the parent company of IFG and Invesco Aim, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES


  On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and IADI (Order No. 05-
1318). The WVASC makes findings of fact that Invesco Aim and IADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and IADI violated the West Virginia securities laws. The WVASC orders Invesco Aim and IADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal

18        AIM DEVELOPING MARKETS FUND
costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, Invesco Aim, IADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and

  - that certain AIM Funds inadequately employed fair value pricing. The case pending in Illinois State Court was dismissed with prejudice on May 6, 2008.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more Invesco Aim
Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  At the present time, management of Invesco Aim and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on Invesco Aim, IADI or the Fund.



19        AIM DEVELOPING MARKETS FUND

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2007, through April 30, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (11/01/07)   (04/30/08)(1)   PERIOD(2)     (04/30/08)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00       $842.80        $ 7.15      $1,017.11       $ 7.82       1.56%
---------------------------------------------------------------------------------------------------
        B            1,000.00        839.50         10.57       1,013.38        11.56       2.31
---------------------------------------------------------------------------------------------------
        C            1,000.00        839.70         10.57       1,013.38        11.56       2.31
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2007, through April 30, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.


20        AIM DEVELOPING MARKETS FUND

APPROVAL OF SUB-ADVISORY AGREEMENT

At in-person meetings held on December      and employees of the Affiliated
12-13, 2007, the Board of Trustees of AIM   Sub-Advisors who will provide these
Investment Funds (the "Board"), including   services. The Board concluded that the
a majority of the independent trustees,     nature, extent and quality of the
voting separately, approved the             services to be provided by the Affiliated
sub-advisory agreement for AIM Developing   Sub-Advisors were appropriate. The Board
Markets Fund (the "Fund"), effective on     noted that the Affiliated Sub-Advisors,
or about May 1, 2008. In so doing, the      which have offices and personnel that are
Board determined that the sub-advisory      geographically dispersed in financial
agreement is in the best interests of the   centers around the world, have been
Fund and its shareholders and that the      formed in part for the purpose of
compensation to AIM Funds Management Inc.   researching and compiling information and
(AIM Funds Management Inc. anticipates      making recommendations on the markets and
changing its name to Invesco Trimark        economies of various countries and
Investment Management Inc. on or prior to   securities of companies located in such
December 31, 2008), Invesco Asset           countries or on various types of
Management Deutschland, GmbH, Invesco       investments and investment techniques,
Asset Management Limited, Invesco Asset     and providing investment advisory
Management (Japan) Limited, Invesco         services. The Board concluded that the
Aus-tralia Limited, Invesco Global Asset    sub-advisory agreement will benefit the
Management (N.A.), Inc., Invesco Hong       Fund and its shareholders by permitting
Kong Limited, Invesco Institutional         Invesco Aim to utilize the additional
(N.A.), Inc., and Invesco Senior Secured    resources and talent of the Affiliated
Management, Inc. (collectively, the         Sub-Advisors in managing the Fund.
"Affiliated Sub-Advisors") under the
sub-advisory agreement is fair and             B. Fund Performance
reasonable.
                                            The Board did not view Fund performance
   The independent trustees met             as a relevant factor in considering
separately during their evaluation of the   whether to approve the sub-advisory
sub-advisory agreement with independent     agreement for the Fund, as no Affiliated
legal counsel from whom they received       Sub-Advisor currently serves as
independent legal advice, and the           sub-advisor to the Fund.
independent trustees also received
assistance during their deliberations          C. Sub-Advisory Fees
from the independent Senior Officer, a
full-time officer of the AIM Funds who      The Board considered the services to be
reports directly to the independent         provided by the Affiliated Sub-Advisors
trustees. The sub-advisory agreement was    pursuant to the sub-advisory agreement
considered separately for the Fund,         and the services to be provided by
although the Board also considered the      Invesco Aim pursuant to the Fund's
common interests of all of the AIM Funds    advisory agreement, as well as the
in their deliberations. The Board           allocation of fees between Invesco Aim
comprehensively considered all of the       and the Affiliated Sub-Advisors pursuant
information provided to them and did not    to the sub-advisory agreement. The Board
identify any particular factor that was     noted that the sub-advisory fees have no
controlling. Furthermore, each trustee      direct effect on the Fund or its
may have evaluated the information          shareholders, as they are paid by Invesco
provided differently from one another and   Aim to the Affiliated Sub-Advisors, and
attributed different weight to the          that Invesco Aim and the Affiliated
various factors.                            Sub-Advisors are affiliates. After taking
                                            account of the Fund's contractual
   Set forth below is a discussion of the   sub-advisory fee rate, as well as other
material factors and related conclusions    relevant factors, the Board concluded
that formed the basis for the Board's       that the Fund's sub-advisory fees were
approval of the sub-advisory agreement      fair and reasonable.
for the Fund.
                                               D. Financial Resources of the
   A. Nature, Extent and Quality of               Affiliated Sub-Advisors
      Services to be Provided by the
      Affiliated Sub-Advisors               The Board considered whether each
                                            Affiliated Sub-Advisor is financially
The Board reviewed the services to be       sound and has the resources necessary to
provided by the Affiliated Sub-Advisors     perform its obligations under the
under the sub-advisory agreement and the    sub-advisory agreement, and concluded
credentials and experience of the           that each Affiliated Sub-Advisor has the
officers                                    financial resources necessary to fulfill
                                            these obligations.


21      AIM DEVELOPING MARKETS FUND

PROXY RESULTS

A Special Meeting ("Meeting") of Shareholders of AIM Developing Markets Fund, an investment portfolio of AIM Investment Funds, a Delaware statutory trust ("Trust"), was held on February 29, 2008. The Meeting was held for the following purpose:

(1) Approve a new sub-advisory agreement between Invesco Aim Advisors, Inc. and each of AIM Funds Management, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Global Asset Management (N.A.), Inc.; Invesco Hong Kong Limited; Invesco Institutional (N.A.), Inc.; and Invesco Senior Secured Management, Inc.

The results of the voting on the above matter were as follows:


                                                                              VOTES          WITHHELD/           BROKER
      MATTER                                                VOTES FOR        AGAINST        ABSTENTIONS        NON-VOTES
------------------------------------------------------------------------------------------------------------------------
(1)   Approve a new sub-advisory agreement between
      Invesco Aim Advisors, Inc. and each of AIM Funds
      Management, Inc.; Invesco Asset Management
      Deutschland, GmbH; Invesco Asset Management
      Limited; Invesco Asset Management (Japan) Limited;
      Invesco Australia Limited; Invesco Global Asset
      Management (N.A.), Inc.; Invesco Hong Kong
      Limited; Invesco Institutional (N.A.), Inc.; and
      Invesco Senior Secured Management, Inc. ..........   15,033,824        742,084          531,613          5,966,468



The Meeting was adjourned until March 28, 2008, with respect to the following proposals:

(1) Elect 13 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is elected and qualified.

(2) Approve an amendment to the Trust's Agreement and Declaration of Trust that would permit the Board of Trustees of the Trust to terminate the Trust, the Fund, and each other series portfolio of the Trust, or a share class without a shareholder vote.

The results of the voting on the above matters were as follows:


                                                                                                WITHHELD/
      MATTERS                                                               VOTES FOR         ABSTENTIONS**
-----------------------------------------------------------------------------------------------------------
(1)*  Bob R. Baker......................................................   102,474,770          3,616,868
      Frank S. Bayley...................................................   102,514,342          3,577,296
      James T. Bunch....................................................   102,289,114          3,802,524
      Bruce L. Crockett.................................................   102,291,441          3,800,197
      Albert R. Dowden..................................................   102,396,298          3,695,340
      Jack M. Fields....................................................   102,554,039          3,537,599
      Martin L. Flanagan................................................   102,560,133          3,531,505
      Carl Frischling...................................................   102,489,803          3,601,835
      Prema Mathai-Davis................................................   102,539,885          3,551,753
      Lewis F. Pennock..................................................   102,270,904          3,820,734
      Larry Soll, Ph.D. ................................................   102,271,222          3,820,416
      Raymond Stickel, Jr. .............................................   102,550,734          3,540,904
      Philip A. Taylor..................................................   102,512,878          3,578,760




                                                                              VOTES           WITHHELD/           BROKER
                                                          VOTES FOR          AGAINST         ABSTENTIONS         NON-VOTES
--------------------------------------------------------------------------------------------------------------------------
(2)*  Approve an amendment to the Trust's Agreement
      and Declaration of Trust that would permit the
      Board of Trustees of the Trust to terminate the
      Trust, the Fund, and each other series portfolio
      of the Trust, or a share class without a
      shareholder vote................................   66,789,909        10,167,853         2,948,760         26,185,116



 * Proposals 1 and 2 required approval by a combined vote of all of the portfolios of AIM Investment Funds.

** Includes Broker Non-Votes.


22        AIM DEVELOPING MARKETS FUND

Supplement to Semiannual Report dated 4/30/08

AIM DEVELOPING MARKETS FUND

                                             ==========================================
INSTITUTIONAL CLASS SHARES                   AVERAGE ANNUAL TOTAL RETURNS                 this supplement for Institutional Class
The following information has been           For periods ended 4/30/08                    shares was 1.14%. The expense ratios
prepared to provide Institutional Class                                                   presented above may vary from the expense
shareholders with a performance overview     10 Years                            10.58%   ratios presented in other sections of the
specific to their holdings.                     5 Years                          34.61    actual report that are based on expenses
Institutional Class shares are offered          1 Year                            9.32    incurred during the period covered by the
exclusively to institutional investors,         6 Months*                       -15.54    report.
including defined contribution plans that    ==========================================
meet certain criteria.                       AVERAGE ANNUAL TOTAL RETURNS                    A redemption fee of 2% will be imposed
                                             For periods ended 3/31/08, most recent       on certain redemptions or exchanges out of
                                             calendar quarter-end                         the Fund within 30 days of purchase.
                                                                                          Exceptions to the redemption fee are
                                             10 Years                            10.31%   listed in the Fund's prospectus.
                                                5 Years                          35.91
                                                1 Year                            9.05       Had the advisor not waived fees and/or
                                                6 Months*                       -11.73    reimbursed expenses in the past,
                                                                                          performance would have been lower.
                                             *    Cumulative total return that has not
                                                  been annualized                            The performance data quoted represent
                                                                                          past performance and cannot guarantee
                                             ==========================================   comparable future results; current
                                             Institutional Class shares' inception date   performance may be lower or higher. Please
                                             is October 25, 2005. Returns since that      visit invescoaim.com for the most recent
                                             date are historical returns. All other       month-end performance. Performance figures
                                             returns are blended returns of historical    reflect reinvested distributions and
                                             Institutional Class share performance and    changes in net asset value. Performance
                                             restated Class A share performance (for      figures do not reflect deduction of taxes
                                             periods prior to the inception date of       a shareholder would pay on Fund
                                             Institutional Class shares) at net asset     distributions or sale of Fund shares.
                                             value (NAV) and reflect the Rule 12b-1       Investment return and principal value will
                                             fees applicable to Class A shares. Class A   fluctuate so that you may have a gain or
                                             shares' inception date is January 11,        loss when you sell shares.
                                             1994.
                                                                                          (1)  Total annual operating expenses less
                                                Institutional Class shares have no             any contractual fee waivers and/or
                                             sales charge; therefore, performance is at        expense reimbursements by the advisor
                                             NAV. Performance of Institutional Class           in effect through at least June 30,
                                             shares will differ from performance of            2008. See current prospectus for more
                                             other share classes primarily due to              information.
                                             differing sales charges and class
                                             expenses.

                                                The net annual Fund operating expense
                                             ratio set forth in the most recent Fund
                                             prospectus as of the date of this
                                             supplement for Institutional Class shares
                                             was 1.13.(1) The total annual Fund
                                             operating expense ratio set forth in the
                                             most recent Fund prospectus as of the date
                                             of

Over for information on your Fund's expenses.

=======================================================================================
THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                                                                                  [INVESCO AIM LOGO]
invescoaim.com   DVM-INS-2   Invesco Aim Distributors, Inc.                                                        - SERVICE MARK -

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2007, through April 30, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


-----------------------------------------------------------------------------------------------------------
                                                                            HYPOTHETICAL
                                                                      (5% ANNUAL RETURN BEFORE
                                                   ACTUAL                     EXPENSES)
                                         ------------------------------------------------------
                            BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                          ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
          CLASS             (11/01/07)   (04/30/08)(1)   PERIOD(2)     (04/30/08)    PERIOD(2)      RATIO
-----------------------------------------------------------------------------------------------------------
      Institutional         $1,000.00       $844.60        $5.09       $1,019.34       $5.57        1.11%
-----------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2007, through April 30, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.


AIM DEVELOPING MARKETS FUND

===================================================================================================================================
EDELIVERY
INVESCOAIM.COM/EDELIVERY

REGISTER FOR EDELIVERY - eDelivery is the process of receiving your fund and account information via e-mail. Once your quarterly statements, tax forms, fund reports, and prospectuses are available, we will send you an e-mail notification containing links to these documents. For security purposes, you will need to log in to your account to view your statements and tax forms.

WHY SIGN UP?                                                       HOW DO I SIGN UP?

Register for eDelivery to:                                         It's easy. Just follow these simple steps:

-  save your Fund the cost of printing and postage.                1. Log in to your account.

-  reduce the amount of paper you receive.                         2. Click on the "Service Center" tab.

-  gain access to your documents faster by not waiting for the     3. Select "Register for eDelivery" and complete the consent
   mail.                                                              process.

-  view your documents online anytime at your convenience.

- save the documents to your personal computer or print them out for your records.

This service is provided by Invesco Aim Investment Services, Inc.
===================================================================================================================================

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC Web site at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in
Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following e-mail address: publicinfo@sec.gov.
The SEC file numbers for the Fund are 811-05426 and 033-19338.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim Web site, invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC Web site, sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2007, is available at our Web site. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy
Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

If used after July 20, 2008, this report must be accompanied by a Fund fact sheet or
Invesco Aim Quarterly Performance Review for the most recent quarter-end. Invesco Aim
--SERVICE MARK-- is a service mark of Invesco Aim Management Group, Inc. Invesco Aim
Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset
Management, Inc. and Invesco PowerShares Capital Management LLC are the investment advisors for the products and services represented by Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell
securities. Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc.,              [INVESCO AIM LOGO]
Invesco Global Asset Management (N.A.), Inc., AIM Funds Management Inc. (DBA AIM Trimark               - SERVICE MARK -
Investments), Invesco Asset Management (Japan) Ltd. and Invesco Hong Kong Ltd. are
affiliated investment advisors that serve as the subadvisor for some of the products and services represented by Invesco Aim. AIM Funds Management Inc. anticipates changing its name to Invesco Trimark Investment Management Inc. (DBA Invesco Trimark) on or prior to
Dec. 31, 2008. Invesco Aim Distributors, Inc. is the distributor for the retail mutual funds, exchange-traded funds and U.S. institutional money market funds represented by
Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

                                                                    invescoaim.com     DVM-SAR-1     Invesco Aim Distributors, Inc.

                              AIM GLOBAL HEALTH CARE FUND
                              Semiannual Report to Shareholders - April 30, 2008

[INVESCO AIM LOGO]
 - SERVICE MARK -

                                       [MOUNTAIN GRAPHIC]

AIM Investments                 2      Fund Performance
became INVESCO AIM              3      Letter to Shareholders
on March 31, 2008.              4      Schedule of Investments
                                7      Financial Statements
For more details, go            10     Notes to Financial Statements
to invescoaim.com               16     Financial Highlights
                                20     Fund Expenses
                                21     Approval of Sub-Advisory Agreement
                                22     Results of Proxy

                                For the most current month-end Fund performance and commentary, please visit invescoaim.com.

                                Unless otherwise noted, all data provided by Invesco Aim.

                                THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE
                                FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING
                                SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY
                                BEFORE INVESTING.

                                NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

FUND PERFORMANCE

=====================================================================================
PERFORMANCE SUMMARY                                                                     INVESTOR CLASS SHARES' INCEPTION DATE IS
                                                                                        JULY 15, 2005. RETURNS SINCE THAT DATE ARE
FUND VS. INDEXES                                                                        HISTORICAL RETURNS. ALL OTHER RETURNS ARE
Cumulative total returns, 10/31/07 to 4/30/08, at net asset value (NAV). Performance    BLENDED RETURNS OF HISTORICAL INVESTOR
shown does not include applicable contingent deferred sales charges (CDSC) or           CLASS SHARE PERFORMANCE AND RESTATED CLASS
front-end sales charges, which would have reduced performance.                          A SHARE PERFORMANCE (FOR PERIODS PRIOR TO
                                                                                        THE INCEPTION DATE OF INVESTOR CLASS
Class A Shares                                                                -8.66%    SHARES) AT NET ASSET VALUE AND REFLECT THE
Class B Shares                                                                -9.01     RULE 12B-1 FEES APPLICABLE TO CLASS A
Class C Shares                                                                -9.01     SHARES. CLASS A SHARES' INCEPTION DATE IS
Investor Class Shares                                                         -8.69     AUGUST 7, 1989.
MSCI World Index(triangle) (Broad Market Index)                               -9.37
MSCI World Health Care Index(triangle) (Style-Specific Index)                 -9.75        THE PERFORMANCE DATA QUOTED REPRESENT
Lipper Health/Biotechnology Funds Index(triangle) (Peer Group Index)         -11.64     PAST PERFORMANCE AND CANNOT GUARANTEE
                                                                                        COMPARABLE FUTURE RESULTS; CURRENT
(triangle)Lipper Inc.                                                                   PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE
                                                                                        VISIT INVESCOAIM.COM FOR THE MOST RECENT
The MSCI WORLD INDEX --SERVICE MARK-- is a free float-adjusted market capitalization    MONTH-END PERFORMANCE. PERFORMANCE FIGURES
index that is designed to measure global developed market equity performance.           REFLECT REINVESTED DISTRIBUTIONS, CHANGES
                                                                                        IN NET ASSET VALUE AND THE EFFECT OF THE
   The MSCI WORLD HEALTH CARE INDEX is a free float-adjusted market capitalization      MAXIMUM SALES CHARGE UNLESS OTHERWISE
index that represents the health care segment in global developed market equity         STATED. PERFORMANCE FIGURES DO NOT REFLECT
performance.                                                                            DEDUCTION OF TAXES A SHAREHOLDER WOULD PAY
                                                                                        ON FUND DISTRIBUTIONS OR SALE OF FUND
   The LIPPER HEALTH/BIOTECHNOLOGY FUNDS INDEX is an equally weighted representation    SHARES. INVESTMENT RETURN AND PRINCIPAL
of the largest funds in the Lipper Health/Biotechnology Funds category. These funds     VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE A
invest at least 65% of their portfolios in equity securities of companies engaged in    GAIN OR LOSS WHEN YOU SELL SHARES.
healthcare, medicine, and biotechnology.
                                                                                           THE TOTAL ANNUAL FUND OPERATING EXPENSE
   The Fund is not managed to track the performance of any particular index,            RATIO SET FORTH IN THE MOST RECENT FUND
including the indexes defined here, and consequently, the performance of the Fund may   PROSPECTUS AS OF THE DATE OF THIS REPORT
deviate significantly from the performance of the indexes.                              FOR CLASS A, CLASS B, CLASS C AND INVESTOR
                                                                                        CLASS SHARES WAS 1.19%, 1.94%, 1.94% AND
   A direct investment cannot be made in an index. Unless otherwise indicated, index    1.19%, RESPECTIVELY. THE EXPENSE RATIOS
results include reinvested dividends, and they do not reflect sales charges.            PRESENTED ABOVE MAY VARY FROM THE EXPENSE
Performance of an index of funds reflects fund expenses; performance of a market        RATIOS PRESENTED IN OTHER SECTIONS OF THIS
index does not.                                                                         REPORT THAT ARE BASED ON EXPENSES INCURRED
=====================================================================================   DURING THE PERIOD COVERED BY THIS REPORT.

=========================================   =========================================      CLASS A SHARE PERFORMANCE REFLECTS THE
AVERAGE ANNUAL TOTAL RETURNS                AVERAGE ANNUAL TOTAL RETURNS                MAXIMUM 5.50% SALES CHARGE, AND CLASS B AND
As of 4/30/08, including maximum            As of 3/31/08, the most recent calendar     CLASS C SHARE PERFORMANCE REFLECTS THE
applicable sales charges                    quarter-end, including maximum applicable   APPLICABLE CONTINGENT DEFERRED SALES CHARGE
                                            sales charges                               (CDSC) FOR THE PERIOD INVOLVED. THE CDSC ON
                                                                                        CLASS B SHARES DECLINES FROM 5% BEGINNING
CLASS A SHARES                              CLASS A SHARES                              AT THE TIME OF PURCHASE TO 0% AT THE
Inception (8/7/89)                  11.03%  Inception (8/7/89)                  10.98%  BEGINNING OF THE SEVENTH YEAR. THE CDSC ON
10 Years                             7.50   10 Years                             7.48   CLASS C SHARES IS 1% FOR THE FIRST YEAR
 5 Years                             8.29    5 Years                             8.67   AFTER PURCHASE. INVESTOR CLASS SHARES DO
 1 Year                             -9.73    1 Year                             -6.77   NOT HAVE A FRONT-END SALES CHARGE OR A
                                                                                        CSDC; THEREFORE, PERFORMANCE IS AT NET
CLASS B SHARES                              CLASS B SHARES                              ASSET VALUE. THE PERFORMANCE OF THE FUND'S
Inception (4/1/93)                  11.42%  Inception (4/1/93)                  11.36%  SHARE CLASSES WILL DIFFER PRIMARILY DUE TO
10 Years                             7.64   10 Years                             7.62   DIFFERENT SALES CHARGE STRUCTURES AND CLASS
 5 Years                             8.51    5 Years                             8.91   EXPENSES.
 1 Year                             -9.45    1 Year                             -6.48
                                                                                           A REDEMPTION FEE OF 2% WILL BE IMPOSED
CLASS C SHARES                              CLASS C SHARES                              ON CERTAIN REDEMPTIONS OR EXCHANGES OUT OF
Inception (3/1/99)                   7.29%  Inception (3/1/99)                   7.16%  THE FUND WITHIN 30 DAYS OF PURCHASE.
 5 Years                             8.80    5 Years                             9.18   EXCEPTIONS TO THE REDEMPTION FEE ARE LISTED
 1 Year                             -6.05    1 Year                             -2.96   IN THE FUND'S PROSPECTUS.

INVESTOR CLASS SHARES                       INVESTOR CLASS SHARES
10 Years                             8.11%  10 Years                             8.09%
 5 Years                             9.52    5 Years                             9.91
 1 Year                             -4.50    1 Year                             -1.34
=========================================   =========================================


2      AIM GLOBAL HEALTH CARE FUND

                       Dear Fellow AIM Fund Shareholders:

                       The lines of communication are open: More than 250 of you have responded to the invitation I extended in my previous letter to complete an online survey, and more than 50 shareholders have contacted me directly by
     [CROCKETT         e-mail. When I could respond quickly and easily to a shareholder's specific concern I did, but the messages
       PHOTO]          for the most part raised consistent issues that I respond to here.

                          I have received many suggestions, a few complaints, and one offer to buy a gold mine! In general, your letters expressed an appreciation for transparency, frankness and the opportunity to comment. Nevertheless,
   Bruce Crockett      several shareholders found room for improvement in communications. Some would like more concise letters while others would prefer reports to be more customized for their particular information needs. With these reports going to tens of thousands of people, shareholder communications necessarily have to cover those issues common to a diverse population as well as the information required by law. The ability to change or further customize letters and reports is also affected by technology, timeliness and cost.

   Online survey responders preferred electronic communications to paper at a ratio of 63% to 37%. Direct responders expressed more of a preference for paper, especially for long reports. Electronic communications are more cost-effective than paper communications that have to be printed and mailed, so I encourage those who have resisted electronic communications to give them a try.

   The correspondence shows that improving fund performance and reducing shareholder costs remain the key shareholder concerns.
Several letters noted individual funds where performance had changed for the better, while others remained dissatisfied with the returns from funds they hold. Although 75% of the online survey responders wanted to see more overall fund performance data in these letters, and 58% wanted more information on individual funds, Securities and Exchange Commission (SEC) and Financial Industry
Regulatory Authority (FINRA) rules are very specific about the way fund performance can be discussed in print. Respect for those rules prevents me from commenting on individual funds or very recent results here, but I can assure you that your Board and all of its Investments subcommittees continue to work with Invesco Aim to make improved performance a top priority for all fund managers.

   Expense levels came up as another dominant issue, and no respondent felt these were too low. Several shareholders questioned the need for 12b-1 fees, which cover the cost of distributing fund shares and thereby help the fund to attract new assets. Your Board reviews the funds' 12b-1 fees annually with the shareholders' best interests in mind. While your Board keeps its eye on containing or lowering these fees wherever possible, we also are mindful that 12b-1 fees may be necessary in order to maintain an effective distribution system for fund shares.

   The value of communication between the Board and shareholders has been noted within and beyond the Invesco Aim community. In the online survey, 87% of the respondents felt it was either somewhat or very important to hear directly from the Board, with 55%
saying it was very important. Morningstar--TRADEMARK-- , the mutual fund tracking company, also commented favorably on this channel of communication in its fall 2007 update of fund stewardship grades, where Invesco Aim was one of fewer than 10 fund boards to get an A for board quality, according to BoardIQ (11/13/07).

   In other news, Ruth Quigley retired from your Board at the end of 2007, and we thank her for her many years of dedicated service. Larry Soll has assumed Ruth's place as a vice chair of the Investments Committee. The Valuation Committee, which Ruth used to chair, has been reorganized as the Valuation, Distribution and Proxy Oversight Committee under the chairmanship of Carl
Frischling. The elevation of proxy oversight to standing committee status responds to suggestions from shareholders. In addition,
Prema Mathai-Davis assumed my seat on the Governance Committee, and I moved to the Audit Committee.

   Your Board looks forward to another year of diligent effort on your behalf, and we are even more strongly motivated by your feedback. The invitation remains open to e-mail me at bruce@brucecrockett.com. I look forward to hearing from you.

Sincerely,


/S/ BRUCE L. CROCKETT


Bruce L. Crockett
Independent Chair
AIM Funds Board of Trustees

June 16, 2008


3      AIM GLOBAL HEALTH CARE FUND

PORTFOLIO COMPOSITION

By industry, based on Net Assets
As of April 30, 2008



-------------------------------------------------------------------------
Pharmaceuticals                                                      27.9%
-------------------------------------------------------------------------
Biotechnology                                                        24.0
-------------------------------------------------------------------------
Health Care Equipment                                                12.2
-------------------------------------------------------------------------
Life Sciences Tools & Services                                        9.6
-------------------------------------------------------------------------
Health Care Services                                                  6.2
-------------------------------------------------------------------------
Managed Health Care                                                   4.8
-------------------------------------------------------------------------
Health Care Facilities                                                3.1
-------------------------------------------------------------------------
Health Care Distributors                                              2.2
-------------------------------------------------------------------------
Drug Retail                                                           1.7
-------------------------------------------------------------------------
Health Care Supplies                                                  1.3
-------------------------------------------------------------------------
Diversified Chemicals                                                 1.1
-------------------------------------------------------------------------
Life & Health Insurance                                               0.7
-------------------------------------------------------------------------
Health Care Technology                                                0.5
-------------------------------------------------------------------------
Industrial Conglomerates                                              0.5
-------------------------------------------------------------------------
Personal Products                                                     0.5
-------------------------------------------------------------------------
Money Market Funds Plus Other Assets Less Liabilities                 3.7
_________________________________________________________________________
=========================================================================





SCHEDULE OF INVESTMENTS(a)

April 30, 2008
(Unaudited)





                                                        SHARES           VALUE
----------------------------------------------------------------------------------

COMMON STOCKS & OTHER EQUITY INTERESTS-95.98%

BIOTECHNOLOGY-23.90%

Acadia Pharmaceuticals Inc.(b)                           386,816    $    3,094,528
----------------------------------------------------------------------------------
Altus Pharmaceuticals Inc.(b)(c)                         247,589         1,020,067
----------------------------------------------------------------------------------
Amgen Inc.(b)                                            876,333        36,692,063
----------------------------------------------------------------------------------
Amylin Pharmaceuticals, Inc.(b)(c)                       200,861         5,539,746
----------------------------------------------------------------------------------
Array BioPharma Inc.(b)(c)                               457,467         2,845,445
----------------------------------------------------------------------------------
Avigen, Inc.(b)(c)                                       769,316         2,300,255
----------------------------------------------------------------------------------
Biogen Idec Inc.(b)                                      251,952        15,290,967
----------------------------------------------------------------------------------
BioMarin Pharmaceutical Inc.(b)(c)                       515,813        18,806,542
----------------------------------------------------------------------------------
Celgene Corp.(b)(c)                                      602,514        37,440,240
----------------------------------------------------------------------------------
EPIX Pharmaceuticals, Inc.(b)(c)                          24,785            40,400
----------------------------------------------------------------------------------
Evolutionary Genomics/GenoPlex, Inc. (Acquired
  09/15/97-06/25/98; Cost $408,490)(d)(e)(f)(g)(h)     3,663,120                37
----------------------------------------------------------------------------------
Genentech, Inc.(b)                                       197,825        13,491,665
----------------------------------------------------------------------------------
Gentium Spa-ADR (Italy)(b)(c)                            250,400         1,494,888
----------------------------------------------------------------------------------
Genzyme Corp.(b)                                         610,767        42,967,458
----------------------------------------------------------------------------------
Gilead Sciences, Inc.(b)                                 862,198        44,627,368
----------------------------------------------------------------------------------
Human Genome Sciences, Inc.(b)(c)                        654,342         4,285,940
----------------------------------------------------------------------------------
ImClone Systems Inc.(b)(c)                               210,688         9,828,595
----------------------------------------------------------------------------------
Incyte Corp.(b)(c)                                       324,813         3,524,221
----------------------------------------------------------------------------------
Medarex, Inc.(b)(c)                                      878,006         6,295,303
----------------------------------------------------------------------------------
Myriad Genetics, Inc.(b)(c)                               70,031         2,909,088
----------------------------------------------------------------------------------
Onyx Pharmaceuticals, Inc.(b)(c)                         276,081         9,707,008
----------------------------------------------------------------------------------
OSI Pharmaceuticals, Inc.(b)(c)                          215,338         7,461,462
----------------------------------------------------------------------------------
Rigel Pharmaceuticals, Inc.(b)                           263,884         5,937,390
----------------------------------------------------------------------------------
United Therapeutics Corp.(b)                             261,137        22,066,076
----------------------------------------------------------------------------------
Vertex Pharmaceuticals Inc.(b)(c)                        246,869         6,300,097
----------------------------------------------------------------------------------
ZymoGenetics, Inc.(b)(c)                                 252,347         2,245,888
==================================================================================
                                                                       306,212,737
==================================================================================


DIVERSIFIED CHEMICALS-1.14%

Bayer A.G. (Germany)(c)(i)                               171,846        14,647,969
==================================================================================


DRUG RETAIL-1.72%

CVS Caremark Corp.                                       370,596        14,960,960
----------------------------------------------------------------------------------

Drogasil S.A. (Brazil)                                   861,426         7,152,635
==================================================================================
                                                                        22,113,595
==================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        AIM GLOBAL HEALTH CARE FUND

                                                        SHARES           VALUE
----------------------------------------------------------------------------------
HEALTH CARE DISTRIBUTORS-2.17%

Animal Health International, Inc.(b)(c)                  725,921    $    6,380,846
----------------------------------------------------------------------------------
Celesio A.G. (Germany)(c)(i)                             206,492         8,838,747
----------------------------------------------------------------------------------
McKesson Corp.                                           240,491        12,534,391
==================================================================================
                                                                        27,753,984
==================================================================================


HEALTH CARE EQUIPMENT-12.07%

American Medical Systems Holdings, Inc.(b)(c)            932,907        13,153,989
----------------------------------------------------------------------------------
Covidien Ltd.                                            274,181        12,801,511
----------------------------------------------------------------------------------
Dexcom Inc.(b)(c)                                        779,898         6,005,214
----------------------------------------------------------------------------------
Hologic, Inc.(b)(c)                                      358,829        10,474,218
----------------------------------------------------------------------------------
Hospira, Inc.(b)                                         296,513        12,201,510
----------------------------------------------------------------------------------
Medtronic, Inc.                                          838,124        40,799,876
----------------------------------------------------------------------------------
Nobel Biocare Holding A.G. (Switzerland)                 167,289         6,056,821
----------------------------------------------------------------------------------
ResMed Inc.(b)(c)                                        236,481        10,197,061
----------------------------------------------------------------------------------
Sensys Medical, Inc. (Acquired 04/23/04-08/09/06;
  Cost $1,302)(d)(e)(f)(g)                                 8,750               875
----------------------------------------------------------------------------------
Smith & Nephew PLC (United Kingdom)(i)                 1,253,020        16,218,194
----------------------------------------------------------------------------------
Wright Medical Group, Inc.(b)(c)                         405,092        11,310,169
----------------------------------------------------------------------------------
Zimmer Holdings, Inc.(b)                                 207,398        15,380,636
==================================================================================
                                                                       154,600,074
==================================================================================


HEALTH CARE FACILITIES-3.11%

Assisted Living Concepts Inc.-Class A(b)(c)            1,091,797         7,981,036
----------------------------------------------------------------------------------
Rhoen-Klinikum A.G. (Germany)(i)                         771,458        23,274,214
----------------------------------------------------------------------------------
Tenet Healthcare Corp.(b)(c)                           1,335,819         8,549,242
==================================================================================
                                                                        39,804,492
==================================================================================


HEALTH CARE SERVICES-6.18%

DaVita, Inc.(b)                                          257,414        13,491,068
----------------------------------------------------------------------------------
Express Scripts, Inc.(b)                                 315,166        22,067,923
----------------------------------------------------------------------------------
HMS Holdings Corp.(b)(c)                                 215,927         5,564,439
----------------------------------------------------------------------------------
Laboratory Corp. of America Holdings(b)(c)               129,393         9,784,699
----------------------------------------------------------------------------------
Medco Health Solutions, Inc.(b)(c)                       290,903        14,411,335
----------------------------------------------------------------------------------
Quest Diagnostics Inc.(c)                                275,369        13,818,016
==================================================================================
                                                                        79,137,480
==================================================================================


HEALTH CARE SUPPLIES-1.30%

Align Technology, Inc.(b)(c)                             536,552         6,588,858
----------------------------------------------------------------------------------
DENTSPLY International Inc.                              258,249        10,038,139
==================================================================================
                                                                        16,626,997
==================================================================================


HEALTH CARE TECHNOLOGY-0.50%

Allscripts Healthcare Solutions, Inc.(b)(c)              569,709         6,357,952
==================================================================================


INDUSTRIAL CONGLOMERATES-0.50%

Teleflex Inc.(c)                                         116,004         6,390,660
==================================================================================


LIFE & HEALTH INSURANCE-0.65%

Amil Participacoes S.A. (Brazil)(f)                    1,382,700         8,402,689
==================================================================================


LIFE SCIENCES TOOLS & SERVICES-9.57%

Affymetrix, Inc.(b)                                      392,053         4,277,298
----------------------------------------------------------------------------------
AMAG Pharmaceuticals, Inc.(b)(c)                         173,081         7,101,513
----------------------------------------------------------------------------------
Applera Corp.-Applied Biosystems Group(c)                307,652         9,817,175
----------------------------------------------------------------------------------
Charles River Laboratories International, Inc.(b)        214,620        12,458,691
----------------------------------------------------------------------------------
Invitrogen Corp.(b)                                      116,384        10,890,051
----------------------------------------------------------------------------------
MDS Inc. (Canada)(b)                                     489,111         9,732,924
----------------------------------------------------------------------------------
Pharmaceutical Product Development, Inc.                 523,162        21,669,370
----------------------------------------------------------------------------------
Pharmanet Development Group, Inc.(b)(c)                  214,159         5,109,834
----------------------------------------------------------------------------------
QIAGEN N.V. (Netherlands)(b)                             539,303        11,977,920
----------------------------------------------------------------------------------
Thermo Fisher Scientific, Inc.(b)                        292,665        16,936,524
----------------------------------------------------------------------------------
Varian Inc.(b)                                           111,203         5,663,569
----------------------------------------------------------------------------------
Waters Corp.(b)(c)                                       114,099         7,012,524
==================================================================================
                                                                       122,647,393
==================================================================================


MANAGED HEALTH CARE-4.76%

Aetna Inc.                                               233,286        10,171,270
----------------------------------------------------------------------------------
Aveta, Inc. (Acquired 12/21/05; Cost
  $10,877,598)(b)(d)(e)(f)                               805,748         6,445,984
----------------------------------------------------------------------------------
Health Net Inc.(b)                                       333,582         9,770,617
----------------------------------------------------------------------------------
UnitedHealth Group Inc.                                  802,685        26,191,611
----------------------------------------------------------------------------------
WellPoint Inc.(b)                                        168,033         8,359,642
==================================================================================
                                                                        60,939,124
==================================================================================


PERSONAL PRODUCTS-0.47%

Herbalife Ltd.(c)                                        136,779         5,988,185
==================================================================================


PHARMACEUTICALS-27.94%

ARYx Therapeutics, Inc.(b)                               498,000         3,022,860
----------------------------------------------------------------------------------
Biodel Inc.(b)(c)                                        158,993         2,200,463
----------------------------------------------------------------------------------

Cadence Pharmaceuticals, Inc.(b)(c)                      887,015         5,818,818
----------------------------------------------------------------------------------
EastPharma Ltd.-GDR (Turkey) (Acquired 07/13/07;
  Cost $6,825,302)(b)(d)(f)                              620,482         4,901,808
----------------------------------------------------------------------------------
EastPharma Ltd.-GDR (Turkey)(b)(d)                        54,359           429,436
----------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings Inc.(b)(c)                 258,520         6,419,052
----------------------------------------------------------------------------------
Forest Laboratories, Inc.(b)                             351,563        12,202,752
----------------------------------------------------------------------------------
Hikma Pharmaceuticals PLC (United Kingdom)(i)            745,313         6,900,790
----------------------------------------------------------------------------------
Inspire Pharmaceuticals, Inc.(b)(c)                      648,283         2,223,611
----------------------------------------------------------------------------------
Ipsen S.A. (France)(i)                                   254,983        15,607,848
----------------------------------------------------------------------------------
Johnson & Johnson                                        431,934        28,978,452
----------------------------------------------------------------------------------
Laboratorios Almirall S.A. (Spain)(b)(f)                 672,333        14,128,737
----------------------------------------------------------------------------------
MAP Pharmaceuticals Inc.(b)(c)                           252,083         3,367,829
----------------------------------------------------------------------------------
Matrixx Initiatives, Inc.(b)(c)                          155,322         2,160,529
----------------------------------------------------------------------------------
Medicines Co. (The)(b)                                   167,011         3,298,467
----------------------------------------------------------------------------------
Medicis Pharmaceutical Corp.-Class A(c)                  310,424         6,394,734
----------------------------------------------------------------------------------
Merck & Co. Inc.                                       1,133,175        43,105,977
----------------------------------------------------------------------------------
Merck KgaA (Germany)(c)(i)                               115,222        16,381,877
----------------------------------------------------------------------------------
Novartis A.G.-ADR (Switzerland)                          337,838        17,003,386
----------------------------------------------------------------------------------
Pfizer Inc.                                              926,456        18,631,030
----------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM GLOBAL HEALTH CARE FUND

                                                        SHARES           VALUE
----------------------------------------------------------------------------------
PHARMACEUTICALS-(CONTINUED)

Pharmstandard-GDR (Russia)(d)(f)                         138,700    $    3,451,276
----------------------------------------------------------------------------------
Roche Holding A.G. (Switzerland)(i)                      236,459        39,369,310
----------------------------------------------------------------------------------
Schering-Plough Corp.                                  1,220,639        22,471,964
----------------------------------------------------------------------------------
Shionogi & Co., Ltd. (Japan)(i)                          463,120         8,920,850
----------------------------------------------------------------------------------
Shire PLC-ADR (United Kingdom)(c)                        160,384         8,811,497
----------------------------------------------------------------------------------
Takeda Pharmaceutical Co. Ltd. (Japan)(i)                234,000        12,423,509
----------------------------------------------------------------------------------
Wyeth                                                  1,107,359        49,244,255
==================================================================================
                                                                       357,871,117
==================================================================================
     Total Common Stocks & Other Equity Interests
       (Cost $1,118,149,830)                                         1,229,494,448
==================================================================================



PREFERRED STOCKS-0.32%

BIOTECHNOLOGY-0.07%

Athersys Inc. Series F, Conv. Pfd(b)(f)(g)               277,594           832,782
==================================================================================


HEALTH CARE DISTRIBUTORS-0.05%

Locus Pharmaceuticals, Inc.,
  Series C, Pfd., (Acquired 11/21/00; Cost
  $4,500,000)(d)(e)(f)(g)                              2,000,000           522,000
----------------------------------------------------------------------------------
  Series D, Pfd., (Acquired 09/06/01; Cost
  $2,352,940)(d)(e)(f)(g)                                588,235           153,529
==================================================================================
                                                                           675,529
==================================================================================


HEALTH CARE EQUIPMENT-0.19%

Intact Medical Corp.-Series C, Pfd. (Acquired
  03/26/01; Cost $2,000,001)(d)(e)(f)(g)               2,439,026           237,805
----------------------------------------------------------------------------------

Sensys Medical, Inc.,
  Series A-2, Pfd., (Acquired 02/25/98-09/30/05;
  Cost $7,627,993)(d)(e)(f)(g)                         2,173,209         1,890,692
----------------------------------------------------------------------------------
  Series B, Conv. Pfd., (Acquired 03/16/05-
  01/12/07; Cost $245,305)(d)(e)(f)(g)                   282,004           245,344
==================================================================================
                                                                         2,373,841
==================================================================================


PHARMACEUTICALS-0.01%

BioImagene, Inc.-Series B-2, Pfd. (Acquired
  05/24/01; Cost $2,700,000)(d)(e)(f)(g)                 187,734           188,672
==================================================================================
     Total Preferred Stocks (Cost $29,426,239)                           4,070,824
==================================================================================



MONEY MARKET FUNDS-3.64%

Liquid Assets Portfolio-Institutional Class(j)        23,309,606        23,309,606
----------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(j)              23,309,606        23,309,606
==================================================================================
     Total Money Market Funds (Cost $46,619,212)                        46,619,212
==================================================================================
TOTAL INVESTMENTS (excluding investments purchased
  with cash collateral from securities on
  loan)-99.94% (Cost $1,194,195,281)                                 1,280,184,484
==================================================================================



INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES ON
  LOAN


MONEY MARKET FUNDS-13.02%

Liquid Assets Portfolio-Institutional Class (Cost
  $166,749,666)(j)(k)                                166,749,666       166,749,666
==================================================================================
TOTAL INVESTMENTS-112.96% (Cost $1,360,944,947)                      1,446,934,150
==================================================================================
OTHER ASSETS LESS LIABILITIES-(12.96)%                                (165,948,430)
==================================================================================
NET ASSETS-100.00%                                                  $1,280,985,720
__________________________________________________________________________________
==================================================================================



Investment Abbreviations:

ADR    - American Depositary Receipt
Conv.  - Convertible
GDR    - Global Depositary Receipt
Pfd.   - Preferred


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b)   Non-income producing security.
(c)   All or a portion of this security was out on loan at April 30, 2008.
(d) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at April 30, 2008 was $18,467,459, which represented 1.44% of the Fund's Net Assets. See Note 1A.
(e) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at April 30, 2008 was $9,684,939, which represented 0.76% of the Fund's Net Assets.
(f) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2008 was $41,402,231, which represented 3.23% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(g)   Security is considered venture capital.
(h) Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of this security as of April 30, 2008 represented less than 0.01% of the Fund's Net Assets. See Note 3.
(i) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at April 30, 2008 was $162,583,308, which represented 12.69% of the Fund's Net Assets. See Note 1A.
(j) The money market fund and the Fund are affiliated by having the same investment advisor.
(k) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1K.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM GLOBAL HEALTH CARE FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2008
(Unaudited)




ASSETS:

Investments, at value (Cost
  $1,147,576,069)*                       $1,233,565,272
-------------------------------------------------------
Investments in affiliated money market
  funds (Cost $213,368,878)                 213,368,878
=======================================================
     Total investments (Cost
       $1,360,944,947)                    1,446,934,150
=======================================================
Foreign currencies, at value (Cost
  $94,938)                                       94,810
-------------------------------------------------------
Receivables for:
  Investments sold                           11,437,004
-------------------------------------------------------
  Fund shares sold                              867,586
-------------------------------------------------------
  Dividends                                   1,164,055
-------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans             242,909
-------------------------------------------------------
Other assets                                     41,681
=======================================================
     Total assets                         1,460,782,195
_______________________________________________________
=======================================================


LIABILITIES:

Payables for:
  Investments purchased                       2,661,986
-------------------------------------------------------
  Fund shares reacquired                      2,528,328
-------------------------------------------------------
  Foreign currency contracts                  6,221,977
-------------------------------------------------------
  Collateral upon return of securities
     loaned                                 166,749,666
-------------------------------------------------------
Trustee deferred compensation and
  retirement plans                              366,009
-------------------------------------------------------
Accrued distribution fees                       352,062
-------------------------------------------------------
Accrued trustees' and officer's fees
  and benefits                                    3,548
-------------------------------------------------------
Accrued transfer agent fees                     580,229
-------------------------------------------------------
Accrued operating expenses                      332,670
=======================================================
     Total liabilities                      179,796,475
=======================================================
Net assets applicable to shares
  outstanding                            $1,280,985,720
_______________________________________________________
=======================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest            $1,117,143,406
-------------------------------------------------------
Undistributed net investment income
  (loss)                                     (1,652,264)
-------------------------------------------------------
Undistributed net realized gain              84,943,842
-------------------------------------------------------
Unrealized appreciation                      80,550,736
=======================================================
                                         $1,280,985,720
_______________________________________________________
=======================================================



NET ASSETS:

Class A                                  $  556,480,085
_______________________________________________________
=======================================================
Class B                                  $   94,673,767
_______________________________________________________
=======================================================
Class C                                  $   35,587,933
_______________________________________________________
=======================================================
Investor Class                           $  594,243,935
_______________________________________________________
=======================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                      20,985,319
_______________________________________________________
=======================================================
Class B                                       4,130,721
_______________________________________________________
=======================================================
Class C                                       1,551,480
_______________________________________________________
=======================================================
Investor Class                               22,403,729
_______________________________________________________
=======================================================
Class A:
  Net asset value per share              $        26.52
-------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $26.52
     divided by 94.50%)                  $        28.06
_______________________________________________________
=======================================================
Class B:
  Net asset value and offering price
     per share                           $        22.92
_______________________________________________________
=======================================================
Class C:
  Net asset value and offering price
     per share                           $        22.94
_______________________________________________________
=======================================================
Investor Class:
  Net asset value and offering price
     per share                           $        26.52
_______________________________________________________
=======================================================



* At April 30, 2008, securities with an aggregate value of $161,302,123 were on loan to brokers.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM GLOBAL HEALTH CARE FUND

STATEMENT OF OPERATIONS

For the six months ended April 30, 2008
(Unaudited)




INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $438,295)                           $   5,570,392
------------------------------------------------------------------------------------------------
Dividends from affiliated money market funds (includes securities lending income
  of $405,306)                                                                         1,680,229
------------------------------------------------------------------------------------------------
Interest                                                                                   7,557
================================================================================================
     Total investment income                                                           7,258,178
================================================================================================


EXPENSES:

Advisory fees                                                                          4,283,418
------------------------------------------------------------------------------------------------
Administrative services fees                                                             172,208
------------------------------------------------------------------------------------------------
Custodian fees                                                                            78,729
------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                                738,022
------------------------------------------------------------------------------------------------
  Class B                                                                                533,070
------------------------------------------------------------------------------------------------
  Class C                                                                                187,607
------------------------------------------------------------------------------------------------
  Investor Class                                                                         791,485
------------------------------------------------------------------------------------------------
Transfer agent fees                                                                    1,637,537
------------------------------------------------------------------------------------------------
Trustees' and officer's fees and benefits                                                 21,260
------------------------------------------------------------------------------------------------
Other                                                                                    349,744
================================================================================================
     Total expenses                                                                    8,793,080
================================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)                (117,465)
================================================================================================
     Net expenses                                                                      8,675,615
================================================================================================
Net investment income (loss)                                                          (1,417,437)
================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities (includes net gains from securities sold to affiliates
     of $5,456,688)                                                                   99,395,094
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                    (334,090)
------------------------------------------------------------------------------------------------
  Foreign currency contracts                                                          (6,403,402)
================================================================================================
                                                                                      92,657,602
================================================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                                             (216,882,473)
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                     196,218
------------------------------------------------------------------------------------------------
  Foreign currency contracts                                                          (1,647,099)
================================================================================================
                                                                                    (218,333,354)
================================================================================================
Net realized and unrealized gain (loss)                                             (125,675,752)
================================================================================================
Net increase (decrease) in net assets resulting from operations                    $(127,093,189)
________________________________________________________________________________________________
================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM GLOBAL HEALTH CARE FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2008 and the year ended October 31, 2007 (Unaudited)



                                                                              APRIL 30,        OCTOBER 31,
                                                                                2008              2007
-----------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income (loss)                                             $   (1,417,437)   $   (7,570,453)
-----------------------------------------------------------------------------------------------------------
  Net realized gain                                                            92,657,602       150,340,847
-----------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                       (218,333,354)       27,865,585
===========================================================================================================
     Net increase (decrease) in net assets resulting from operations         (127,093,189)      170,635,979
===========================================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                                     (57,327,493)      (50,369,554)
-----------------------------------------------------------------------------------------------------------
  Class B                                                                     (11,980,730)      (14,418,133)
-----------------------------------------------------------------------------------------------------------
  Class C                                                                      (4,059,626)       (4,422,169)
-----------------------------------------------------------------------------------------------------------
  Investor Class                                                              (61,418,070)      (69,356,328)
===========================================================================================================
     Decrease in net assets resulting from distributions                     (134,785,919)     (138,566,184)
===========================================================================================================
Share transactions-net:
  Class A                                                                      25,884,126        85,565,558
-----------------------------------------------------------------------------------------------------------
  Class B                                                                      (2,880,946)      (18,741,343)
-----------------------------------------------------------------------------------------------------------
  Class C                                                                       2,982,892        (2,246,747)
-----------------------------------------------------------------------------------------------------------
  Investor Class                                                               25,429,259       (65,297,812)
===========================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                            51,415,331          (720,344)
===========================================================================================================
     Net increase (decrease) in net assets                                   (210,463,777)       31,349,451
===========================================================================================================


NET ASSETS:

  Beginning of period                                                       1,491,449,497     1,460,100,046
===========================================================================================================
  End of period (including undistributed net investment income (loss) of
     $(1,652,264) and $(234,827), respectively)                            $1,280,985,720    $1,491,449,497
___________________________________________________________________________________________________________
===========================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM GLOBAL HEALTH CARE FUND

NOTES TO FINANCIAL STATEMENTS

April 30, 2008
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Global Health Care Fund (the "Fund") is a series portfolio of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is long-term growth of capital.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from

10        AIM GLOBAL HEALTH CARE FUND
      investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, Invesco Aim Advisors may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. OTHER RISKS -- The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

        The Fund has invested in non-publicly traded companies, some of which are in the startup or development stages. These investments are inherently risky, as the market for the technologies or products these companies are developing are typically in the early stages and may never materialize. The Fund could lose its entire investment in these companies. These investments are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees. Investments in privately held venture capital securities are illiquid.

J. REDEMPTION FEES -- The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.

K. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities.

L. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or

11        AIM GLOBAL HEALTH CARE FUND
      losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

M. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

N. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $350 million                                           0.75%
-------------------------------------------------------------------
Next $350 million                                            0.65%
-------------------------------------------------------------------
Next $1.3 billion                                            0.55%
-------------------------------------------------------------------
Next $2 billion                                              0.45%
-------------------------------------------------------------------
Next $2 billion                                              0.40%
-------------------------------------------------------------------
Next $2 billion                                              0.375%
-------------------------------------------------------------------
Over $8 billion                                              0.35%
___________________________________________________________________
===================================================================




  Through December 31, 2009, the Advisor has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund's average daily net assets) do not exceed the annual rate of:

AVERAGE NET ASSETS                                             RATE
-------------------------------------------------------------------
First $250 million                                            0.75%
-------------------------------------------------------------------
Next $250 million                                             0.74%
-------------------------------------------------------------------
Next $500 million                                             0.73%
-------------------------------------------------------------------
Next $1.5 billion                                             0.72%
-------------------------------------------------------------------
Next $2.5 billion                                             0.71%
-------------------------------------------------------------------
Next $2.5 billion                                             0.70%
-------------------------------------------------------------------
Next $2.5 billion                                             0.69%
-------------------------------------------------------------------
Over $10 billion                                              0.68%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund on February 29, 2008, effective May 1, 2008, between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and AIM Funds Management Inc. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed, through at least June 30, 2008, to waive advisory fees in an amount equal to 100% of the advisory fee the Advisor receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund).

  For the six months ended April 30, 2008, the Advisor waived advisory fees of $36,556.

  At the request of the Trustees of the Trust, Invesco Ltd. ("Invesco") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2008, Invesco reimbursed expenses of the Fund in the amount of $19,376.


12        AIM GLOBAL HEALTH CARE FUND

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2008, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended April 30, 2008, the expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B, Class C and Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2008, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

  Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2008, IADI advised the Fund that IADI retained $33,559 in front-end sales commissions from the sale of Class A shares and $221, $43,975 and $751 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the investments in affiliates for the six months ended April 30, 2008.

                                                                              CHANGE IN
                                                                             UNREALIZED
                                   VALUE      PURCHASES      PROCEEDS       APPRECIATION        VALUE      DIVIDEND       REALIZED
                                 10/31/07      AT COST      FROM SALES     (DEPRECIATION)     04/30/08      INCOME      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Evolutionary
  Genomics/Genoplex, Inc.           $37          $--            $--              $--             $37          $--           $--
___________________________________________________________________________________________________________________________________
===================================================================================================================================



NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended April 30, 2008, the Fund engaged in securities sales of $15,273,180, which resulted in net realized gains of $5,456,688, and securities purchases of $12,774,106.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended April 30, 2008, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $61,533.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.


13        AIM GLOBAL HEALTH CARE FUND

  During the six months ended April 30, 2008, the Fund paid legal fees of $3,192 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company ("SSB"), the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

  Additionally, the Fund participates in an uncommitted unsecured revolving credit facility with SSB. The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by Invesco Aim, which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan. During the six months ended April 30, 2008, the Fund did not borrow under the uncommitted unsecured revolving credit facility.

NOTE 8--FOREIGN CURRENCY CONTRACTS


                                   OPEN FOREIGN CURRENCY CONTRACTS AT PERIOD END
-------------------------------------------------------------------------------------------------------------------
                                                 CONTRACT TO
SETTLEMENT                       ------------------------------------------            VALUE            UNREALIZED
DATE                                     DELIVER                  RECEIVE            04/30/08          APPRECIATION
-------------------------------------------------------------------------------------------------------------------

05/08/08                          CHF    4,500,000         USD    4,344,804        $  4,342,903        $      1,901
===================================================================================================================

                                                 CONTRACT TO                                             UNREALIZED
SETTLEMENT                       ------------------------------------------            VALUE            APPRECIATION
DATE                                     DELIVER                  RECEIVE            04/30/08          (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------

05/08/08                          CHF   28,420,000         USD   25,918,360        $ 27,427,843         $ (1,509,483)
---------------------------------------------------------------------------------------------------------------------
05/08/08                          EUR   36,085,000         USD   52,664,253          56,319,141           (3,654,888)
---------------------------------------------------------------------------------------------------------------------
05/08/08                          GBP    7,925,000         USD   15,444,398          15,747,742             (303,344)
=====================================================================================================================
                                                                                                        $ (5,467,715)
=====================================================================================================================
  Total open foreign
     currency contracts                                                                                 $ (5,465,814)
=====================================================================================================================

                                   CLOSED FOREIGN CURRENCY CONTRACTS AT PERIOD END
---------------------------------------------------------------------------------------------------------------------
                                                  CONTRACT TO
CLOSED                           --------------------------------------------            VALUE             REALIZED
DATE                                      DELIVER                   RECEIVE            04/30/08              GAIN
---------------------------------------------------------------------------------------------------------------------

02/19/08                          USD     3,260,544         GBP     1,680,000        $  3,274,018        $     13,474
=====================================================================================================================

                                                  CONTRACT TO
CLOSED                           --------------------------------------------            VALUE             REALIZED
DATE                                      DELIVER                   RECEIVE            04/30/08           GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------

03/10/08                          USD     6,841,149         CHF     7,000,000        $  6,383,832        $   (457,317)
---------------------------------------------------------------------------------------------------------------------
03/17/08                          USD     2,999,100         GBP     1,500,000           2,923,230             (75,870)
---------------------------------------------------------------------------------------------------------------------
04/14/08                          USD     2,607,588         CHF     2,600,000           2,371,138            (236,450)
=====================================================================================================================
                                                                                                         $   (769,637)
=====================================================================================================================
  Total closed foreign
     currency contracts                                                                                  $   (756,163)
=====================================================================================================================
  Total foreign currency
     contracts                                                                                           $ (6,221,977)
_____________________________________________________________________________________________________________________
=====================================================================================================================


Currency Abbreviations:

CHF - Swiss Franc
EUR - Euro
GBP - British Pound Sterling
USD - U.S. Dollar


NOTE 9--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  The Fund did not have a capital loss carryforward as of October 31, 2007.


14        AIM GLOBAL HEALTH CARE FUND

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2008 was $426,122,661 and $533,297,568, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                         $ 193,869,603
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                        (119,380,308)
================================================================================================
Net unrealized appreciation of investment securities                               $  74,489,295
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $1,372,444,855.


NOTE 11--SHARE INFORMATION

The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Investor Class. Investor Class shares of the Fund are offered only to certain grandfathered investors.

  Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class B shares and Class C shares are sold with a CDSC. Investor Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

                                              CHANGES IN SHARES OUTSTANDING
-------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                  APRIL 30, 2008(a)                OCTOBER 31, 2007
                                                             ---------------------------     ----------------------------
                                                               SHARES          AMOUNT          SHARES           AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                     1,040,380     $ 29,502,654      1,290,957     $  39,138,862
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                       194,683        4,704,920        348,032         9,236,345
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                       156,340        3,802,623        210,479         5,576,512
-------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                379,645       10,742,033        556,539        16,741,332
=========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                     1,754,173       50,678,053      1,572,712        45,026,746
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                       452,740       11,336,611        527,134        13,362,840
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                       152,000        3,809,113        149,665         3,796,993
-------------------------------------------------------------------------------------------------------------------------
  Investor Class                                              2,061,557       59,578,983      2,351,710        67,352,959
=========================================================================================================================
Issued in connection with acquisitions:(b)
  Class A                                                            --               --      4,379,336       133,533,342
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                            --               --        115,538         3,111,032
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                            --               --         90,627         2,442,233
=========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       213,748        5,879,690        250,972         7,148,844
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (246,631)      (5,879,690)      (282,296)       (7,148,844)
=========================================================================================================================
Reacquired:(c)
  Class A                                                    (2,143,273)     (60,176,271)    (4,625,374)     (139,282,236)
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (537,704)     (13,042,787)    (1,386,357)      (37,302,716)
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (190,274)      (4,628,844)      (529,473)      (14,062,485)
-------------------------------------------------------------------------------------------------------------------------
  Investor Class                                             (1,597,961)     (44,891,757)    (4,974,298)     (149,392,103)
=========================================================================================================================
                                                              1,689,423     $ 51,415,331         45,903     $    (720,344)
_________________________________________________________________________________________________________________________
=========================================================================================================================



(a) There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund that owns 7% of the outstanding shares of the Fund. IADI has an agreement with this entity to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Inveso Aim affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are owned beneficially.
(b) As of the open of business on April 23, 2007, the Fund acquired all the net assets of AIM Advantage Health Sciences Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on November 8, 2006 and by the shareholders of AIM Advantage Health Sciences Fund on April 12, 2007. The acquisition was accomplished by a tax-free exchange of 4,585,501 shares of the Fund for 8,205,142 shares outstanding of AIM Advantage Health Sciences Fund as of the close of business on April 20, 2007. Each class of AIM Advantage Health Sciences Fund was exchanged for the like class of shares of the Fund based on the relative net asset value of AIM Advantage Health Sciences Fund to the net asset value of the Fund on the close of business, April 20, 2007. AIM Advantage Health Sciences Fund's net assets at that date of $139,086,607

15        AIM GLOBAL HEALTH CARE FUND
     including $7,484,339 of unrealized appreciation, was combined with those of the Fund immediately before the acquisition of $1,413,468,633. The combined aggregate net assets subsequent to the reorganization were $1,552,555,240.
(c) Net of redemption fees of $17,252 and $11,940 which were allocated among the classes based on relative net assets of each class for the six months ended April 30, 2008 and the year ended October 31, 2007, respectively.


NOTE 12--NEW ACCOUNTING STANDARD

In March 2008, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities. The standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity's financial position and financial performance. It is effective for financial statements issued for fiscal years beginning after November 15, 2008. Management is currently in the process of determining the impact of the standard on the Fund's disclosures in the financial statements.


NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                   CLASS A
                                              ---------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                        YEAR ENDED OCTOBER 31,
                                                  APRIL 30,        ------------------------------------------------------------
                                                    2008             2007         2006         2005         2004         2003
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $  31.94         $  31.28     $  29.77     $  26.38     $  24.09     $  22.41
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                       (0.02)(a)        (0.13)(a)    (0.15)       (0.18)(a)    (0.17)(a)    (0.13)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                        (2.52)            3.79         2.59         3.57         2.46         1.81
===============================================================================================================================
     Total from investment operations                (2.54)            3.66         2.44         3.39         2.29         1.68
===============================================================================================================================
Less distributions from net realized gains           (2.88)           (3.00)       (0.93)          --           --           --
===============================================================================================================================
Redemption fees added to shares of
  beneficial interest                                 0.00             0.00           --           --           --           --
===============================================================================================================================
Net asset value, end of period                    $  26.52         $  31.94     $  31.28     $  29.77     $  26.38     $  24.09
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                      (8.69)%          12.82%        8.31%       12.85%        9.51%        7.50%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)          $556,480         $642,561     $539,666     $554,679     $550,319     $536,746
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                   1.20%(c)         1.19%        1.22%        1.48%        1.89%        1.94%
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                   1.21%(c)         1.19%        1.22%        1.60%        1.91%        1.94%
===============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                 (0.14)%(c)       (0.44)%      (0.46)%      (0.64)%      (0.63)%      (0.56)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate(d)                              32%              46%          83%          92%          64%          99%
_______________________________________________________________________________________________________________________________
===============================================================================================================================



(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $593,661,477.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year. For the period ending April 30, 2008, the portfolio turnover calculation excludes the value of securities purchased of $132,508,164 and sold of $13,879,159 in the effort to realign the Fund's portfolio holdings after the reorganization of AIM Advantage Health Sciences Fund into the Fund.



16        AIM GLOBAL HEALTH CARE FUND

                                                                                   CLASS B
                                              ---------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                        YEAR ENDED OCTOBER 31,
                                                  APRIL 30,        ------------------------------------------------------------
                                                    2008             2007         2006         2005         2004         2003
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $ 28.09         $  28.06     $  26.99     $  24.08     $  22.09     $  20.66
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                       (0.11)(a)        (0.32)(a)    (0.36)       (0.33)(a)    (0.27)(a)    (0.23)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                        (2.18)            3.35         2.36         3.24         2.26         1.66
===============================================================================================================================
     Total from investment operations                (2.29)            3.03         2.00         2.91         1.99         1.43
===============================================================================================================================
Less distributions from net realized gains           (2.88)           (3.00)       (0.93)          --           --           --
===============================================================================================================================
Redemption fees added to shares of
  beneficial interest                                 0.00             0.00           --           --           --           --
===============================================================================================================================
Net asset value, end of period                     $ 22.92         $  28.09     $  28.06     $  26.99     $  24.08     $  22.09
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                      (9.01)%          11.96%        7.52%       12.08%        9.01%        6.92%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)           $94,674         $119,886     $138,788     $153,766     $168,468     $179,646
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                   1.95%(c)         1.94%        1.97%        2.14%        2.39%        2.44%
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                   1.96%(c)         1.94%        1.97%        2.26%        2.41%        2.44%
===============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                 (0.89)%(c)       (1.19)%      (1.21)%      (1.30)%      (1.13)%      (1.06)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate(d)                              32%              46%          83%          92%          64%          99%
_______________________________________________________________________________________________________________________________
===============================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $107,199,791.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year. For the period ending April 30, 2008, the portfolio turnover calculation excludes the value of securities purchased of $132,508,164 and sold of $13,879,159 in the effort to realign the Fund's portfolio holdings after the reorganization of AIM Advantage Health Sciences Fund into the Fund.

                                                                                   CLASS C
                                                ----------------------------------------------------------------------------
                                                SIX MONTHS ENDED                      YEAR ENDED OCTOBER 31,
                                                    APRIL 30,        -------------------------------------------------------
                                                      2008             2007        2006        2005        2004        2003
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $ 28.11         $ 28.08     $ 27.01     $ 24.09     $ 22.11     $ 20.67
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                         (0.11)(a)       (0.32)(a)   (0.36)      (0.33)(a)   (0.27)(a)   (0.23)
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                          (2.18)           3.35        2.36        3.25        2.25        1.67
============================================================================================================================
     Total from investment operations                  (2.29)           3.03        2.00        2.92        1.98        1.44
============================================================================================================================
Less distributions from net realized gains             (2.88)          (3.00)      (0.93)         --          --          --
============================================================================================================================
Redemption fees added to shares of beneficial
  interest                                              0.00            0.00          --          --          --          --
============================================================================================================================
Net asset value, end of period                       $ 22.94         $ 28.11     $ 28.08     $ 27.01     $ 24.09     $ 22.11
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(b)                                        (9.01)%         11.96%       7.51%      12.12%       8.95%       6.97%
____________________________________________________________________________________________________________________________
============================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)             $35,588         $40,297     $42,463     $45,591     $42,863     $43,482
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                     1.95%(c)        1.94%       1.97%       2.14%       2.39%       2.44%
----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                     1.96%(c)        1.94%       1.97%       2.26%       2.41%       2.44%
============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                   (0.89)%(c)      (1.19)%     (1.21)%     (1.30)%     (1.13)%     (1.06)%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate(d)                                32%             46%         83%         92%         64%         99%
____________________________________________________________________________________________________________________________
============================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $37,727,625.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year. For the period ending April 30, 2008, the portfolio turnover calculation excludes the value of securities purchased of $132,508,164 and sold of $13,879,159 in the effort to realign the Fund's portfolio holdings after the reorganization of AIM Advantage Health Sciences Fund into the Fund.



17        AIM GLOBAL HEALTH CARE FUND

                                                                             INVESTOR CLASS
                                                      ------------------------------------------------------------
                                                                                                     JULY 15, 2005
                                                                             YEAR ENDED OCTOBER      (COMMENCEMENT
                                                      SIX MONTHS ENDED              31,                 DATE) TO
                                                          APRIL 30,        ---------------------      OCTOBER 31,
                                                            2008             2007         2006            2005
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $  31.94         $  31.29     $  29.77        $  28.95
------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                               (0.02)(a)        (0.13)(a)    (0.15)          (0.04)(a)
------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
     and unrealized)                                         (2.52)            3.78         2.60            0.86
==================================================================================================================
     Total from investment operations                        (2.54)            3.65         2.45            0.82
==================================================================================================================
Less distributions from net realized gains                   (2.88)           (3.00)       (0.93)             --
==================================================================================================================
Redemption fees added to shares of beneficial
  interest                                                    0.00             0.00           --              --
==================================================================================================================
Net asset value, end of period                            $  26.52         $  31.94     $  31.29        $  29.77
__________________________________________________________________________________________________________________
==================================================================================================================
Total return(b)                                              (8.69)%          12.78%        8.35%           2.83%
__________________________________________________________________________________________________________________
==================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)                  $594,244         $688,705     $739,183        $807,560
__________________________________________________________________________________________________________________
==================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements              1.20%(c)         1.19%        1.22%           1.25%(d)
------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements           1.21%(c)         1.19%        1.22%           1.25%(d)
==================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                                 (0.14)%(c)       (0.44)%      (0.46)%         (0.41)%(d)
__________________________________________________________________________________________________________________
==================================================================================================================
Portfolio turnover rate(e)                                      32%              46%          83%             92%
__________________________________________________________________________________________________________________
==================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $636,666,786.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year. For the period ending April 30, 2008, the portfolio turnover calculation excludes the value of securities purchased of $132,508,164 and sold of $13,879,159 in the effort to realign the Fund's portfolio holdings after the reorganization of AIM Advantage Health Sciences Fund into the Fund.



18        AIM GLOBAL HEALTH CARE FUND

NOTE 14--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On May 23, 2008, the Securities and Exchange Commission ("SEC") publicly posted its final approval of the Distribution Plans ("Distribution Plans") for the distribution of monies placed into two separate Fair Funds created pursuant to a settlement reached on October 8, 2004 between Invesco Funds Group, Inc. ("IFG"), Invesco Aim Advisors, Inc. ("Invesco Aim") and Invesco Aim Distributors, Inc. ("IADI") and the SEC (the "Order"). One of the Fair Funds consists of $325 million, plus interest and any contributions by other settling parties, for distribution to shareholders of certain mutual funds formerly advised by IFG who may have been harmed by market timing and related activity. The second Fair Fund consists of $50 million, plus interest and any contributions by other settling parties, for distribution to shareholders of mutual funds advised by Invesco Aim who may have been harmed by market timing and related activity. The Distribution Plans provide for the distribution to all eligible investors to compensate such investors for injury they may have suffered as a result of market timing in the affected funds. The Distribution Plans include a provision for any residual amounts in the Fair Funds to be distributed in the future to the affected funds. Because the distribution of the Fair Funds has not yet commenced, management of Invesco Aim and the Fund are unable to estimate the amount of distribution to be made to the Fund, if any.

  At the request of the trustees of the AIM Funds, Invesco Ltd. ("Invesco"), the parent company of IFG and Invesco Aim, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES


  On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and IADI (Order No. 05-
1318). The WVASC makes findings of fact that Invesco Aim and IADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and IADI violated the West Virginia securities laws. The WVASC orders Invesco Aim and IADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, Invesco Aim, IADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and

  - that certain AIM Funds inadequately employed fair value pricing. The case pending in Illinois State Court was dismissed with prejudice on May 6, 2008.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more Invesco Aim
Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  At the present time, management of Invesco Aim and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on Invesco Aim, IADI or the Fund.



19        AIM GLOBAL HEALTH CARE FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2007, through April 30, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (11/01/07)   (04/30/08)(1)   PERIOD(2)     (04/30/08)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00       $913.40        $5.71       $1,018.90       $6.02        1.20%
---------------------------------------------------------------------------------------------------
        B            1,000.00        909.90         9.26        1,015.17        9.77        1.95
---------------------------------------------------------------------------------------------------
        C            1,000.00        909.90         9.26        1,015.17        9.77        1.95
---------------------------------------------------------------------------------------------------
    Investor         1,000.00        913.10         5.71        1,018.90        6.02        1.20
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2007, through April 30, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.



20        AIM GLOBAL HEALTH CARE FUND

APPROVAL OF SUB-ADVISORY AGREEMENT

At in-person meetings held on December      and employees of the Affiliated
12-13, 2007, the Board of Trustees of AIM   Sub-Advisors who will provide these
Investment Funds (the "Board"), including   services. The Board concluded that the
a majority of the independent trustees,     nature, extent and quality of the
voting separately, approved the             services to be provided by the Affiliated
sub-advisory agreement for AIM Global       Sub-Advisors were appropriate. The Board
Health Care Fund (the "Fund"), effective    noted that the Affiliated Sub-Advisors,
on or about May 1, 2008. In so doing, the   which have offices and personnel that are
Board determined that the sub-advisory      geographically dispersed in financial
agreement is in the best interests of the   centers around the world, have been
Fund and its shareholders and that the      formed in part for the purpose of
compensation to AIM Funds Management Inc.   researching and compiling information and
(AIM Funds Management Inc. anticipates      making recommendations on the markets and
changing its name to Invesco Trimark        economies of various countries and
Investment Management Inc. on or prior to   securities of companies located in such
December 31, 2008), Invesco Asset           countries or on various types of
Management Deutschland, GmbH, Invesco       investments and investment techniques,
Asset Management Limited, Invesco Asset     and providing investment advisory
Management (Japan) Limited, Invesco         services. The Board concluded that the
Australia Limited, Invesco Global Asset     sub-advisory agreement will benefit the
Management (N.A.), Inc., Invesco Hong       Fund and its shareholders by permitting
Kong Limited, Invesco Institutional         Invesco Aim to utilize the additional
(N.A.), Inc., and Invesco Senior Secured    resources and talent of the Affiliated
Management, Inc. (collectively, the         Sub-Advisors in managing the Fund.
"Affiliated Sub-Advisors") under the
sub-advisory agreement is fair and             B. Fund Performance
reasonable.
                                            The Board did not view Fund performance
   The independent trustees met             as a relevant factor in considering
separately during their evaluation of the   whether to approve the sub-advisory
sub-advisory agreement with independent     agreement for the Fund, as no Affiliated
legal counsel from whom they received       Sub-Advisor currently serves as
independent legal advice, and the           sub-advisor to the Fund.
independent trustees also received
assistance during their deliberations          C. Sub-Advisory Fees
from the independent Senior Officer, a
full-time officer of the AIM Funds who      The Board considered the services to be
reports directly to the independent         provided by the Affiliated Sub-Advisors
trustees. The sub-advisory agreement was    pursuant to the sub-advisory agreement
considered separately for the Fund,         and the services to be provided by
although the Board also considered the      Invesco Aim pursuant to the Fund's
common interests of all of the AIM Funds    advisory agreement, as well as the
in their deliberations. The Board           allocation of fees between Invesco Aim
comprehensively considered all of the       and the Affiliated Sub-Advisors pursuant
information provided to them and did not    to the sub-advisory agreement. The Board
identify any particular factor that was     noted that the sub-advisory fees have no
controlling. Furthermore, each trustee      direct effect on the Fund or its
may have evaluated the information          shareholders, as they are paid by Invesco
provided differently from one another and   Aim to the Affiliated Sub-Advisors, and
attributed different weight to the          that Invesco Aim and the Affiliated
various factors.                            Sub-Advisors are affiliates. After taking
                                            account of the Fund's contractual
   Set forth below is a discussion of the   sub-advisory fee rate, as well as other
material factors and related conclusions    relevant factors, the Board concluded
that formed the basis for the Board's       that the Fund's sub-advisory fees were
approval of the sub-advisory agreement      fair and reasonable.
for the Fund.
                                               D. Financial Resources of the
   A. Nature, Extent and Quality of               Affiliated Sub-Advisors
      Services to be Provided by the
      Affiliated Sub-Advisors               The Board considered whether each
                                            Affiliated Sub-Advisor is financially
The Board reviewed the services to be       sound and has the resources necessary to
provided by the Affiliated Sub-Advisors     perform its obligations under the
under the sub-advisory agreement and the    sub-advisory agreement, and concluded
credentials and experience of the           that each Affiliated Sub-Advisor has the
officers                                    financial resources necessary to fulfill
                                            these obligations.


21      AIM GLOBAL HEALTH CARE FUND

PROXY RESULTS

A Special Meeting ("Meeting") of Shareholders of AIM Global Health Care Fund, an investment portfolio of AIM Investment Funds, a Delaware statutory trust ("Trust"), was held on February 29, 2008. The Meeting was held for the following purpose:

(1) Approve a new sub-advisory agreement between Invesco Aim Advisors, Inc. and each of AIM Funds Management, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Global Asset Management (N.A.), Inc.; Invesco Hong Kong Limited; Invesco Institutional (N.A.), Inc.; and Invesco Senior Secured Management, Inc.

The results of the voting on the above matter were as follows:


                                                                                                WITHHELD/           BROKER
       MATTER                                           VOTES FOR         VOTES AGAINST        ABSTENTIONS        NON-VOTES
---------------------------------------------------------------------------------------------------------------------------
(1)    Approve a new sub-advisory agreement between
       Invesco Aim Advisors, Inc. and each of AIM
       Funds Management, Inc.; Invesco Asset
       Management Deutschland, GmbH; Invesco Asset
       Management Limited; Invesco Asset Management
       (Japan) Limited; Invesco Australia Limited;
       Invesco Global Asset Management (N.A.), Inc.;
       Invesco Hong Kong Limited; Invesco
       Institutional (N.A.), Inc.; and Invesco Senior
       Secured Management, Inc. .....................   18,233,229          1,431,398           1,042,278         5,339,245



The Meeting was adjourned until March 28, 2008, with respect to the following proposals:

(1) Elect 13 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is elected and qualified.

(2) Approve an amendment to the Trust's Agreement and Declaration of Trust that would permit the Board of Trustees of the Trust to terminate the Trust, the Fund, and each other series portfolio of the Trust, or a share class without a shareholder vote.

The results of the voting on the above matters were as follows:

                                                                                                WITHHELD/
       MATTERS                                                             VOTES FOR          ABSTENTIONS**
-----------------------------------------------------------------------------------------------------------
(1)*   Bob R. Baker.....................................................   102,474,770          3,616,868
       Frank S. Bayley..................................................   102,514,342          3,577,296
       James T. Bunch...................................................   102,289,114          3,802,524
       Bruce L. Crockett................................................   102,291,441          3,800,197
       Albert R. Dowden.................................................   102,396,298          3,695,340
       Jack M. Fields...................................................   102,554,039          3,537,599
       Martin L. Flanagan...............................................   102,560,133          3,531,505
       Carl Frischling..................................................   102,489,803          3,601,835
       Prema Mathai-Davis...............................................   102,539,885          3,551,753
       Lewis F. Pennock.................................................   102,270,904          3,820,734
       Larry Soll, Ph.D. ...............................................   102,271,222          3,820,416
       Raymond Stickel, Jr. ............................................   102,550,734          3,540,904
       Philip A. Taylor.................................................   102,512,878          3,578,760



                                                                                                WITHHELD/           BROKER
                                                        VOTES FOR         VOTES AGAINST        ABSTENTIONS         NON-VOTES
----------------------------------------------------------------------------------------------------------------------------
(2)*   Approve an amendment to the Trust's Agreement
       and Declaration of Trust that would permit the
       Board of Trustees of the Trust to terminate
       the Trust, the Fund, and each other series
       portfolio of the Trust, or a share class
       without a shareholder vote....................   66,789,909          10,167,853          2,948,760         26,185,116


 * Proposals 1 and 2 required approval by a combined vote of all of the portfolios of AIM Investment Funds.

** Includes Broker Non-Votes.



22        AIM GLOBAL HEALTH CARE FUND

===================================================================================================================================
EDELIVERY
INVESCOAIM.COM/EDELIVERY

REGISTER FOR EDELIVERY - eDelivery is the process of receiving your fund and account information via e-mail. Once your quarterly statements, tax forms, fund reports, and prospectuses are available, we will send you an e-mail notification containing links to these documents. For security purposes, you will need to log in to your account to view your statements and tax forms.

WHY SIGN UP?                                                       HOW DO I SIGN UP?

Register for eDelivery to:                                         It's easy. Just follow these simple steps:

-  save your Fund the cost of printing and postage.                1. Log in to your account.

-  reduce the amount of paper you receive.                         2. Click on the "Service Center" tab.

-  gain access to your documents faster by not waiting for the     3. Select "Register for eDelivery" and complete the consent
   mail.                                                              process.

-  view your documents online anytime at your convenience.

- save the documents to your personal computer or print them out for your records.

This service is provided by Invesco Aim Investment Services, Inc.
===================================================================================================================================

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC Web site at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in
Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following e-mail address: publicinfo@sec.gov.
The SEC file numbers for the Fund are 811-05426 and 033-19338.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim Web site, invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC Web site, sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2007, is available at our Web site. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy
Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

If used after July 20, 2008, this report must be accompanied by a Fund fact sheet or
Invesco Aim Quarterly Performance Review for the most recent quarter-end. Invesco Aim
--SERVICE MARK-- is a service mark of Invesco Aim Management Group, Inc. Invesco Aim
Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset
Management, Inc. and Invesco PowerShares Capital Management LLC are the investment advisors for the products and services represented by Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell
securities. Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc.,              [INVESCO AIM LOGO]
Invesco Global Asset Management (N.A.), Inc., AIM Funds Management Inc. (DBA AIM Trimark               - SERVICE MARK -
Investments), Invesco Asset Management (Japan) Ltd. and Invesco Hong Kong Ltd. are
affiliated investment advisors that serve as the subadvisor for some of the products and services represented by Invesco Aim. AIM Funds Management Inc. anticipates changing its name to Invesco Trimark Investment Management Inc. (DBA Invesco Trimark) on or prior to
Dec. 31, 2008. Invesco Aim Distributors, Inc. is the distributor for the retail mutual funds, exchange-traded funds and U.S. institutional money market funds represented by
Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

                                                                    invescoaim.com     GHC-SAR-1     Invesco Aim Distributors, Inc.

                              AIM INTERNATIONAL TOTAL RETURN FUND
                              Semiannual Report to Shareholders - April 30, 2008

[INVESCO AIM LOGO]
 - SERVICE MARK -

                                       [MOUNTAIN GRAPHIC]

AIM Investments                 2      Fund Performance
became INVESCO AIM              3      Letter to Shareholders
on March 31, 2008.              4      Schedule of Investments
                                7      Financial Statements
For more details,               10     Notes to Financial Statements
go to invescoaim.com            17     Financial Highlights
                                20     Fund Expenses
                                21     Approval of Sub-Advisory Agreement
                                22     Results of Proxy

                                For the most current month-end Fund performance and commentary, please visit invescoaim.com.

                                Unless otherwise noted, all data provided by Invesco Aim.

                                THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE
                                FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING
                                SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY
                                BEFORE INVESTING.

                                NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

FUND PERFORMANCE

=====================================================================================
PERFORMANCE SUMMARY                                                                        THE PERFORMANCE DATA QUOTED REPRESENT
                                                                                        PAST PERFORMANCE AND CANNOT GUARANTEE
FUND VS. INDEXES                                                                        COMPARABLE FUTURE RESULTS; CURRENT
Cumulative total returns, 10/31/07 to 4/30/08, at net asset value (NAV). Performance    PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE
shown does not include applicable contingent deferred sales charges (CDSC) or           VISIT INVESCOAIM.COM FOR THE MOST RECENT
front-end sales charges, which would have reduced performance.                          MONTH-END PERFORMANCE. PERFORMANCE FIGURES
                                                                                        REFLECT REINVESTED DISTRIBUTIONS, CHANGES
Class A Shares                                                                5.71%     IN NET ASSET VALUE AND THE EFFECT OF THE
Class B Shares                                                                5.22      MAXIMUM SALES CHARGE UNLESS OTHERWISE
Class C Shares                                                                5.31      STATED. PERFORMANCE FIGURES DO NOT REFLECT
Lehman Brothers Global Aggregate ex U.S. Index(triangle)                                DEDUCTION OF TAXES A SHAREHOLDER WOULD PAY
(Broad Market and Style-Specific Index)                                       7.55      ON FUND DISTRIBUTIONS OR SALE OF FUND
Lipper International Income Funds Index(square) (Peer Group Index)            5.92      SHARES. INVESTMENT RETURN AND PRINCIPAL
                                                                                        VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE A
(triangle)Invesco Aim, Lehman Brothers Inc.; (square)Lipper Inc.                        GAIN OR LOSS WHEN YOU SELL SHARES.

The LEHMAN BROTHERS GLOBAL AGGREGATE EX U.S. INDEX provides a broad-based measure of       THE NET ANNUAL FUND OPERATING EXPENSE
the global investment-grade fixed income markets excluding the U.S. market.             RATIO SET FORTH IN THE MOST RECENT FUND
                                                                                        PROSPECTUS AS OF THE DATE OF THIS REPORT
   The LIPPER INTERNATIONAL INCOME FUNDS INDEX is an equally weighted representation    FOR CLASS A, CLASS B AND CLASS C SHARES WAS
of the largest funds in the Lipper International Income Funds category. These funds     1.12%, 1.87% AND 1.87%, RESPECTIVELY.(1)
state in their prospectus that they invest primarily in U.S. dollar and non-U.S.        THE TOTAL ANNUAL FUND OPERATING EXPENSE
dollar debt securities of issuers located in at least three countries, excluding the    RATIO SET FORTH IN THE MOST RECENT FUND
United States, except in periods of market weakness.                                    PROSPECTUS AS OF THE DATE OF THIS REPORT
                                                                                        FOR CLASS A, CLASS B AND CLASS C SHARES WAS
   The Fund is not managed to track the performance of any particular index,            2.07%, 2.82% AND 2.82%, RESPECTIVELY. THE
including the indexes defined here, and consequently, the performance of the Fund may   EXPENSE RATIOS PRESENTED ABOVE MAY VARY
deviate significantly from the performance of the indexes.                              FROM THE EXPENSE RATIOS PRESENTED IN OTHER
                                                                                        SECTIONS OF THIS REPORT THAT ARE BASED ON
   A direct investment cannot be made in an index. Unless otherwise indicated, index    EXPENSES INCURRED DURING THE PERIOD COVERED
results include reinvested dividends, and they do not reflect sales charges.            BY THIS REPORT.
Performance of an index of funds reflects fund expenses; performance of a market
index does not.                                                                            CLASS A SHARE PERFORMANCE REFLECTS THE
=====================================================================================   MAXIMUM 4.75% SALES CHARGE, AND CLASS B AND
                                                                                        CLASS C SHARE PERFORMANCE REFLECTS THE
=========================================   =========================================   APPLICABLE CONTINGENT DEFERRED SALES CHARGE
AVERAGE ANNUAL TOTAL RETURNS                AVERAGE ANNUAL TOTAL RETURNS                (CDSC) FOR THE PERIOD INVOLVED. THE CDSC ON
As of 4/30/08, including maximum            As of 3/31/08, the most recent calendar     CLASS B SHARES DECLINES FROM 5% BEGINNING
applicable sales charges                    quarter-end, including maximum applicable   AT THE TIME OF PURCHASE TO 0% AT THE
                                            sales charges                               BEGINNING OF THE SEVENTH YEAR. THE CDSC ON
                                                                                        CLASS C SHARES IS 1% FOR THE FIRST YEAR
CLASS A SHARES                              CLASS A SHARES                              AFTER PURCHASE.
Inception (3/31/06)                  7.68%  Inception (3/31/06)                 10.04%
 1 Year                              6.50    1 Year                             11.74      THE PERFORMANCE OF THE FUND'S SHARE
                                                                                        CLASSES WILL DIFFER PRIMARILY DUE TO
CLASS B SHARES                              CLASS B SHARES                              DIFFERENT SALES CHARGE STRUCTURES AND CLASS
Inception (3/31/06)                  8.02%  Inception (3/31/06)                 10.05%  EXPENSES.
 1 Year                              5.86    1 Year                             11.38
                                                                                           HAD THE ADVISOR NOT WAIVED FEES AND/OR
CLASS C SHARES                              CLASS C SHARES                              REIMBURSED EXPENSES, PERFORMANCE WOULD HAVE
Inception (3/31/06)                  9.39%  Inception (3/31/06)                 11.90%  BEEN LOWER.
 1 Year                              9.96    1 Year                             15.48
=========================================   =========================================      A REDEMPTION FEE OF 2% WILL BE IMPOSED
                                                                                        ON CERTAIN REDEMPTIONS OR EXCHANGES OUT OF
                                                                                        THE FUND WITHIN 30 DAYS OF PURCHASE.
                                                                                        EXCEPTIONS TO THE REDEMPTION FEE ARE LISTED
                                                                                        IN THE FUND'S PROSPECTUS.

                                                                                        1  Total annual operating expenses less any
                                                                                           contractual fee waivers and/or expense
                                                                                           reimbursements by the advisor in effect
                                                                                           through at least June 30, 2008. See
                                                                                           current prospectus for more information.


2      AIM INTERNATIONAL TOTAL RETURN FUND

                       Dear Fellow AIM Fund Shareholders:
                       The lines of communication are open: More than 250 of you have responded to the invitation I extended in my previous letter to complete an online survey, and more than 50 shareholders have contacted me directly by
                       e-mail. When I could respond quickly and easily to a shareholder's specific concern I did, but the messages
     [CROCKETT         for the most part raised consistent issues that I respond to here.
       PHOTO]
                          I have received many suggestions, a few complaints, and one offer to buy a gold mine! In general, your letters expressed an appreciation for transparency, frankness and the opportunity to comment. Nevertheless, several shareholders found room for improvement in communications. Some would like more concise letters
   Bruce Crockett      while others would prefer reports to be more customized for their particular information needs. With these reports going to tens of thousands of people, shareholder communications necessarily have to cover those issues common to a diverse population as well as the information required by law. The ability to change or further customize letters and reports is also affected by technology, timeliness and cost.

   Online survey responders preferred electronic communications to paper at a ratio of 63% to 37%. Direct responders expressed more of a preference for paper, especially for long reports. Electronic communications are more cost-effective than paper communications that have to be printed and mailed, so I encourage those who have resisted electronic communications to give them a try.

   The correspondence shows that improving fund performance and reducing shareholder costs remain the key shareholder concerns.
Several letters noted individual funds where performance had changed for the better, while others remained dissatisfied with the returns from funds they hold. Although 75% of the online survey responders wanted to see more overall fund performance data in these letters, and 58% wanted more information on individual funds, Securities and Exchange Commission (SEC) and Financial Industry
Regulatory Authority (FINRA) rules are very specific about the way fund performance can be discussed in print. Respect for those rules prevents me from commenting on individual funds or very recent results here, but I can assure you that your Board and all of its Investments subcommittees continue to work with Invesco Aim to make improved performance a top priority for all fund managers.

   Expense levels came up as another dominant issue, and no respondent felt these were too low. Several shareholders questioned the need for 12b-1 fees, which cover the cost of distributing fund shares and thereby help the fund to attract new assets. Your Board reviews the funds' 12b-1 fees annually with the shareholders' best interests in mind. While your Board keeps its eye on containing or lowering these fees wherever possible, we also are mindful that 12b-1 fees may be necessary in order to maintain an effective distribution system for fund shares.

   The value of communication between the Board and shareholders has been noted within and beyond the Invesco Aim community. In the online survey, 87% of the respondents felt it was either somewhat or very important to hear directly from the Board, with 55%
saying it was very important. Morningstar --TRADEMARK--, the mutual fund tracking company, also commented favorably on this channel of communication in its fall 2007 update of fund stewardship grades, where Invesco Aim was one of fewer than 10 fund boards to get an A for board quality, according to BoardIQ (11/13/07).

   In other news, Ruth Quigley retired from your Board at the end of 2007, and we thank her for her many years of dedicated service. Larry Soll has assumed Ruth's place as a vice chair of the Investments Committee. The Valuation Committee, which Ruth used to chair, has been reorganized as the Valuation, Distribution and Proxy Oversight Committee under the chairmanship of Carl
Frischling. The elevation of proxy oversight to standing committee status responds to suggestions from shareholders. In addition,
Prema Mathai-Davis assumed my seat on the Governance Committee, and I moved to the Audit Committee.

   Your Board looks forward to another year of diligent effort on your behalf, and we are even more strongly motivated by your feedback. The invitation remains open to e-mail me at bruce@brucecrockett.com. I look forward to hearing from you.

Sincerely,


/S/ BRUCE L. CROCKETT


Bruce L. Crockett
Independent Chair
AIM Funds Board of Trustees

June 16, 2008


3      AIM INTERNATIONAL TOTAL RETURN FUND

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of April 30, 2008



----------------------------------------------------------------------------
Sovereign Debt                                                        61.0%
----------------------------------------------------------------------------
Financials                                                            30.4
----------------------------------------------------------------------------
Consumer Discretionary                                                 0.9
----------------------------------------------------------------------------
Materials                                                              0.5
----------------------------------------------------------------------------
Energy                                                                 0.4
----------------------------------------------------------------------------
Telecommunication Services                                             0.4
----------------------------------------------------------------------------
Industrials                                                            0.3
----------------------------------------------------------------------------
Consumer Staples                                                       0.1
----------------------------------------------------------------------------
Money Market Funds Plus Other Assets Less Liabilities                  6.0
____________________________________________________________________________
============================================================================





SCHEDULE OF INVESTMENTS*

April 30, 2008
(Unaudited)




                                                         PRINCIPAL
                                                          AMOUNT             VALUE
-------------------------------------------------------------------------------------

NON U.S. DOLLAR DENOMINATED BONDS & NOTES-93.97%(A)

AUSTRIA-5.47%

Austria Government, Medium-Term Euro Notes, 3.80%,
  10/20/13(b)(c)                                     EUR    3,150,000    $  4,851,654
-------------------------------------------------------------------------------------
Pfandbriefstelle der Oesterreichischen Landes-
  Hypothekenbanken-Series 2, Tranche 2, Sr. Unsec.
  Unsub. Medium-Term Euro Notes, 1.60%,
  02/15/11(c)                                        JPY  210,000,000       2,043,878
=====================================================================================
                                                                            6,895,532
=====================================================================================


BELGIUM-1.81%

Belgium Government-Series 48, Euro Bonds, 4.00%,
  03/28/22(c)                                        EUR    1,560,000       2,279,421
=====================================================================================


BERMUDA-0.13%

Central European Media Enterprises Ltd.-REGS, Sr.
  Sec. Gtd. Euro Notes, 8.25%, 05/15/12 (Acquired
  10/15/07; Cost $149,562)(b)(c)(d)                  EUR      100,000         160,029
=====================================================================================


BRAZIL-0.39%

Brazilian Government,
  Unsec. Unsub. Euro Global Bonds, 7.38%,
  02/03/15(c)                                        EUR      130,000         217,942
-------------------------------------------------------------------------------------
  Unsec. Unsub. Euro Bonds, 9.50%, 01/24/11(c)       EUR      160,000         274,906
=====================================================================================
                                                                              492,848
=====================================================================================


CANADA-4.07%

Canadian Government,
  Notes, 4.00%, 06/01/17(c)                          CAD    2,035,000       2,076,374
-------------------------------------------------------------------------------------
  Bonds,
  4.50%, 06/01/15(c)                                 CAD      810,000         860,088
-------------------------------------------------------------------------------------
  5.50%, 06/01/09(c)                                 CAD    2,140,000       2,185,400
=====================================================================================
                                                                            5,121,862
=====================================================================================


CHINA-1.04%

China Government, Unsec. Euro Bonds, 4.25%,
  10/28/14(c)                                        EUR      880,000       1,314,043
=====================================================================================


FINLAND-2.56%

Finland Government, Euro Bonds, 5.00%, 04/25/09(c)   EUR    2,050,000       3,228,248
=====================================================================================


FRANCE-5.56%

Compagnie de Financement Foncier-Series 366,
  Tranche 1, Sec. Medium-Term Euro Notes, 1.25%,
  12/01/11(c)                                        JPY  300,000,000       2,881,584
-------------------------------------------------------------------------------------
France Government Bond OAT
  Euro Bonds,
  5.00%, 04/25/12(c)                                 EUR      470,000         759,908
-------------------------------------------------------------------------------------
  6.50%, 04/25/11(c)                                 EUR    1,950,000       3,261,867
-------------------------------------------------------------------------------------
Rhodia S.A.-REGS, Sr. Unsec. Floating Rate Euro
  Notes, 7.50%, 10/15/13(b)(c)(e)                    EUR       70,000         101,091
=====================================================================================
                                                                            7,004,450
=====================================================================================


GERMANY-18.22%

Bayerische Landesbank-Series 103, Tranche 1, Sr.
  Unsec. Unsub. Medium-Term Euro Notes, 1.40%,
  04/22/13(c)                                        JPY  230,000,000       2,222,451
-------------------------------------------------------------------------------------
Bertelsmann AG, Sr. Unsec. Unsub. Euro Bonds,
  4.75%, 09/26/16(c)                                 EUR      250,000         360,500
-------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        AIM INTERNATIONAL TOTAL RETURN FUND

                                                         PRINCIPAL
                                                          AMOUNT             VALUE
-------------------------------------------------------------------------------------
GERMANY-(CONTINUED)

Bundesobligation-Series 151, Euro Bonds,
  4.25%, 10/12/12(c)                                 EUR    6,230,000    $  9,852,209
-------------------------------------------------------------------------------------
Bundesrepublik Deutschland
  -Series 05, Euro Bonds, 4.00%, 01/04/37(c)         EUR    3,180,000       4,480,227
-------------------------------------------------------------------------------------
  -Series 06, Euro Bonds, 3.75%, 01/04/17(c)         EUR    2,910,000       4,415,005
-------------------------------------------------------------------------------------
Cognis GmbH-REGS, Sr. Sec. Gtd. Floating Rate Euro
  Bonds, 6.61%, 09/15/13(b)(c)(e)                    EUR      100,000         142,465
-------------------------------------------------------------------------------------
Kreditanstalt fuer Wiederaufbau, Sr. Unsec. Gtd.
  Unsub. Global Notes, 2.05%, 02/16/26(c)            JPY    4,000,000          36,371
-------------------------------------------------------------------------------------
Landwirtschaftliche Rentenbank, Unsec. Gtd. Unsub.
  Medium-Term Euro Notes, 1.38%, 04/25/13(c)         JPY  150,000,000       1,447,665
=====================================================================================
                                                                           22,956,893
=====================================================================================


GREECE-3.21%

Hellenic Republic Government, Euro Bonds, 5.25%,
  05/18/12(c)                                        EUR    2,500,000       4,050,372
=====================================================================================


HUNGARY-0.12%

Agrokor, Sr. Sec. Gtd. Euro Notes, 7.00%,
  11/23/11(c)                                        EUR      100,000         148,710
=====================================================================================


IRELAND-2.18%

Depfa ACS Bank-Series 686, Tranche 1, Sr. Sec.
  Unsub. Medium-Term Euro Notes, 1.65%,
  12/20/16(c)                                        JPY  270,000,000       2,526,217
-------------------------------------------------------------------------------------
TransCapitalInvest Ltd. for OJSC AK
  Transneft-REGS, Sr. Loan Participation Euro
  Notes, 5.38%, 06/27/12 (Acquired 10/23/07; Cost
  $209,85)(b)(c)(d)                                  EUR      150,000         226,764
=====================================================================================
                                                                            2,752,981
=====================================================================================


ITALY-4.33%

Intesa Sanpaolo S.p.A, Sub. Medium-Term Euro
  Notes, 6.63%, 05/08/18(c)                          EUR      400,000         634,431
-------------------------------------------------------------------------------------
Italy Buoni Poliennali Del Tesoro
  Euro Bonds,
  4.50%, 08/01/10(c)                                 EUR    2,790,000       4,395,571
-------------------------------------------------------------------------------------
  5.75%, 02/01/33(c)                                 EUR      250,000         431,959
=====================================================================================
                                                                            5,461,961
=====================================================================================


JAPAN-7.83%

Development Bank of Japan, Unsec. Gtd. Global
  Bonds, 1.75%, 03/17/17(c)                          JPY  410,000,000       4,003,947
-------------------------------------------------------------------------------------
Japan Finance Corp. for Municipal Enterprises,
  Unsec. Gtd. Unsub. Global Bonds, 1.55%,
  02/21/12(c)                                        JPY  590,000,000       5,768,647
-------------------------------------------------------------------------------------
Sumitomo Mitsui Banking Corp., Unsec. Sub. Euro
  Notes, 4.38%, 10/27/14(c)                          EUR       60,000          91,202
=====================================================================================
                                                                            9,863,796
=====================================================================================


LUXEMBOURG-2.84%

Calcipar S.A.-REGS, Sr. Unsec. Gtd. Floating Rate
  Euro Notes, 5.93%, 07/01/14 (Acquired 6/22/07;
  Cost $200,843)(b)(c)(d)(e)                         EUR      150,000         197,304
-------------------------------------------------------------------------------------
European Investment Bank, Sr. Unsec. Euro Bonds,
  5.63%, 06/07/32(c)                                 GBP      605,000       1,323,569
-------------------------------------------------------------------------------------
International Bank for Reconstruction &
  Development, Sr. Unsec. Unsub. Medium-Term Euro
  Notes, 6.13%, 12/07/09(c)                          GBP      870,000       1,765,584
-------------------------------------------------------------------------------------
Telecom Italia Finance S.A.-Series 13, Tranche 1,
  Unsec. Gtd. Unsub. Medium-Term Euro Notes,
  6.88%, 01/24/13(c)                                 EUR      180,000         286,429
=====================================================================================
                                                                            3,572,886
=====================================================================================


MEXICO-0.27%

Mexico Government-Series A, Euro Medium-Term
  Notes, 4.25%, 06/16/15(c)                          EUR      120,000         176,690
-------------------------------------------------------------------------------------
Mexico Government, Global Medium-Term Notes,
  5.38%, 06/10/13(c)                                 EUR      100,000         158,155
=====================================================================================
                                                                              334,845
=====================================================================================


NETHERLANDS-3.81%

Netherlands Government, Euro Bonds, 5.00%,
  07/15/12(c)                                        EUR    2,100,000       3,402,942
-------------------------------------------------------------------------------------
New World Resources N.V.-REGS, Sr. Unsec. Unsub.
  Euro Bonds, 7.38%, 05/15/15(b)(c)                  EUR      100,000         145,977
-------------------------------------------------------------------------------------
Rabobank Nederland N.V.-Series 1691A, Tranche 1,
  Sr. Unsec. Unsub. Medium-Term Euro Notes, 1.05%,
  01/22/10(c)                                        JPY  100,000,000         961,438
-------------------------------------------------------------------------------------
Royal KPN N.V.-Series 12, Tranche 1, Sr. Unsec.
  Unsub. Medium-Term Euro Notes, 4.75%,
  01/17/17(c)                                        EUR      200,000         288,036
=====================================================================================
                                                                            4,798,393
=====================================================================================


NORWAY-1.00%

Eksportfinans A.S., Medium-Term Global Notes,
  1.60%, 03/20/14(c)                                 JPY  130,000,000       1,257,278
=====================================================================================


PERU-0.19%

Peruvian Government, Unsec. Unsub. Global Bonds,
  7.50%, 10/14/14(c)                                 EUR      140,000         236,827
=====================================================================================


PORTUGAL-0.65%

Portugal Obrigacoes do Tesouro O.T., Euro Bonds,
  4.10%, 04/15/37(c)                                 EUR      590,000         815,953
=====================================================================================


SINGAPORE-3.07%

Singapore Government, Domestic Bonds, 4.38%,
  01/15/09(c)                                        SGD    5,120,000       3,864,840
=====================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM INTERNATIONAL TOTAL RETURN FUND

                                                         PRINCIPAL
                                                          AMOUNT             VALUE
-------------------------------------------------------------------------------------
SUPRANATIONAL-9.70%

Asian Development Bank, Sr. Unsec. Global Bonds,
  2.35%, 06/21/27(c)                                 JPY  360,000,000    $  3,547,121
-------------------------------------------------------------------------------------
European Investment Bank
  Sr. Unsec. Unsub. Global Bonds, 1.40%,
  06/20/17(c)                                        JPY  210,000,000       1,964,155
-------------------------------------------------------------------------------------
  -REGS, Sr. Unsec. Unsub. Global Bonds, 1.90%,
  01/26/26 (Acquired 4/16/08; Cost
  $4,944,170)(b)(c)(d)                               JPY  520,000,000       4,685,248
-------------------------------------------------------------------------------------
  Sr. Unsec. Euro Bonds,
  5.50%, 12/07/11(c)                                 GBP    1,000,000       2,023,884
=====================================================================================
                                                                           12,220,408
=====================================================================================


SWEDEN-2.34%

Swedish Government
  -Series 1043, Domestic Bonds, 5.00%, 01/28/09(c)   SEK    3,000,000         504,050
-------------------------------------------------------------------------------------
  -Series 1046, Domestic Bonds, 5.50%, 10/08/12(c)   SEK   13,840,000       2,448,553
=====================================================================================
                                                                            2,952,603
=====================================================================================


UKRAINE-0.17%

Ukraine Government-REGS, Sr. Unsec. Euro Bonds,
  4.95%, 10/13/15 (Acquired 10/23/07; Cost
  $212,226)(b)(c)(d)                                 EUR      160,000         219,925
=====================================================================================


UNITED KINGDOM-7.96%

Avis Finance Co. PLC, Sr. Unsec. Gtd. Sub.
  Floating Rate Euro Bonds, 7.47%, 07/31/13(c)(e)    EUR      250,000         326,888
-------------------------------------------------------------------------------------
Credit Suisse Group Finance Guernsey Ltd., Unsec.
  Gtd. Sub. Second Tier Euro Notes, 3.63%,
  01/23/18(c)                                        EUR      300,000         413,549
-------------------------------------------------------------------------------------
Network Rail Infrastructure Finance PLC, Gtd.
  Medium-Term Euro Notes, 4.88%, 03/07/12(c)         GBP    2,500,000       4,975,615
-------------------------------------------------------------------------------------
United Kingdom Treasury Bonds, 4.75%, 09/07/15(c)    GBP      540,000       1,089,048
-------------------------------------------------------------------------------------
  4.75%, 12/07/38(c)                                 GBP    1,270,000       2,631,448
-------------------------------------------------------------------------------------
WPP Group PLC, Gtd. Medium-Term Euro Notes, 6.63%,
  05/12/16(c)                                        EUR      375,000         588,834
=====================================================================================
                                                                           10,025,382
=====================================================================================


UNITED STATES-1.91%

General Electric Capital Corp., Sr. Unsec. Unsub.
  Medium-Term Euro Notes, 0.75%, 02/05/09(c)         JPY   50,000,000         479,480
-------------------------------------------------------------------------------------
Goldman Sachs Group Inc. (The), Sr. Unsec. Medium-
  Term Euro Notes, 6.38%, 05/02/18(c)                EUR      300,000         469,056
-------------------------------------------------------------------------------------
JPMorgan Chase & Co., Sr. Unsec. Medium-Term Euro
  Notes, 5.25%, 05/08/13(c)                          EUR      750,000       1,169,998
-------------------------------------------------------------------------------------
Pemex Project Funding Master Trust-REGS, Unsec.
  Gtd. Unsub. Euro Bonds, 6.63%, 04/04/10(b)(c)      EUR      180,000         288,698
=====================================================================================
                                                                            2,407,232
=====================================================================================
     Total Non U.S. Dollar Denominated Bonds &
       Notes (Cost $115,195,513)                                          118,388,754
=====================================================================================


                                                             SHARES

MONEY MARKET FUNDS-0.46%

Liquid Assets Portfolio-Institutional Class(f)                288,849         288,849
-------------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(f)                      288,849         288,849
=====================================================================================
     Total Money Market Funds (Cost $577,698)                                 577,698
=====================================================================================
TOTAL INVESTMENTS-94.43% (Cost $115,773,211)                              118,966,452
=====================================================================================
OTHER ASSETS LESS LIABILITIES-5.57%                                         7,021,894
=====================================================================================
NET ASSETS-100.00%                                                       $125,988,346
_____________________________________________________________________________________
=====================================================================================



Investment Abbreviations:


CAD     - Canadian Dollar
EUR     - Euro
GBP     - British Pound
Gtd.    - Guaranteed
JPY     - Japanese Yen
REGS    - Regulation S
Sec.    - Secured
SEK     - Swedish Krona
SGD     - Singapore Dollar
Sr.     - Senior
Sub.    - Subordinated
Unsec.  - Unsecured
Unsub.  - Unsubordinated


Notes to Schedule of Investments:

 * Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(a) Foreign denominated security. Principal amount is denominated in currency indicated.
(b) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2008 was $11,019,155, which represented 8.75% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at April 30, 2008 was $118,388,754, which represented 93.97% of the Fund's Net Assets. See Note 1A.
(d) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at April 30, 2008 was $5,489,270, which represented 4.36% of the Fund's Net Assets.
(e) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2008.
(f) The money market fund and the Fund are affiliated by having the same investment advisor.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM INTERNATIONAL TOTAL RETURN FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2008
(Unaudited)




ASSETS:

Investments, at value (Cost
  $115,195,513)                           $118,388,754
------------------------------------------------------
Investments in affiliated money market
  funds
(Cost $577,698)                                577,698
======================================================
     Total investments (Cost
       $115,773,211)                       118,966,452
======================================================
Cash                                         1,245,390
------------------------------------------------------
Foreign currencies, at value (Cost
  $13,610,703)                              13,720,593
------------------------------------------------------
Receivables for:
  Fund shares sold                             459,065
------------------------------------------------------
  Dividends and Interest                     2,200,110
------------------------------------------------------
  Fund expenses absorbed                         8,537
------------------------------------------------------
  Foreign currency contracts
     outstanding                                38,211
------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans              5,761
------------------------------------------------------
Other assets                                    39,951
======================================================
     Total assets                          136,684,070
______________________________________________________
======================================================


LIABILITIES:

Payables for:
  Investments purchased                     10,129,565
------------------------------------------------------
  Fund shares reacquired                       297,511
------------------------------------------------------
  Variation margin                             138,528
------------------------------------------------------
Trustee deferred compensation and
  retirement plans                               6,423
------------------------------------------------------
Accrued distribution fees                       40,986
------------------------------------------------------
Accrued trustees' and officer's fees
  and benefits                                   2,059
------------------------------------------------------
Accrued transfer agent fees                     16,753
------------------------------------------------------
Accrued operating expenses                      63,899
======================================================
     Total liabilities                      10,695,724
======================================================
Net assets applicable to shares
  outstanding                             $125,988,346
______________________________________________________
======================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest             $122,804,883
------------------------------------------------------
Undistributed net investment income            103,342
------------------------------------------------------
Undistributed net realized gain                 49,325
------------------------------------------------------
Unrealized appreciation                      3,030,796
======================================================
                                          $125,988,346
______________________________________________________
======================================================



NET ASSETS:

Class A                                   $ 48,987,989
______________________________________________________
======================================================
Class B                                   $ 12,033,476
______________________________________________________
======================================================
Class C                                   $ 25,643,368
______________________________________________________
======================================================
Institutional Class                       $ 39,323,513
______________________________________________________
======================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                      4,323,872
______________________________________________________
======================================================
Class B                                      1,064,588
______________________________________________________
======================================================
Class C                                      2,267,756
______________________________________________________
======================================================
Institutional Class                          3,470,708
______________________________________________________
======================================================
Class A:
  Net asset value per share               $      11.33
------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $11.33 divided
     by 95.25%)                           $      11.90
______________________________________________________
======================================================
Class B:
  Net asset value and offering price
     per share                            $      11.30
______________________________________________________
======================================================
Class C:
  Net asset value and offering price
     per share                            $      11.31
______________________________________________________
======================================================
Institutional Class:
  Net asset value and offering price
     per share                            $      11.33
______________________________________________________
======================================================






See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM INTERNATIONAL TOTAL RETURN FUND

STATEMENT OF OPERATIONS

For the six months ended April 30, 2008
(Unaudited)




INVESTMENT INCOME:

Interest (net of foreign withholding taxes of $5,608)                                $1,225,225
-----------------------------------------------------------------------------------------------
Dividends from affiliated money market funds                                             61,725
===============================================================================================
     Total investment income                                                          1,286,950
===============================================================================================


EXPENSES:

Advisory fees                                                                           259,828
-----------------------------------------------------------------------------------------------
Administrative services fees                                                             24,863
-----------------------------------------------------------------------------------------------
Custodian fees                                                                           14,406
-----------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                                29,734
-----------------------------------------------------------------------------------------------
  Class B                                                                                32,856
-----------------------------------------------------------------------------------------------
  Class C                                                                                58,060
-----------------------------------------------------------------------------------------------
Transfer agent fees -- A, B and C                                                        43,360
-----------------------------------------------------------------------------------------------
Transfer agent fees -- Institutional                                                      1,719
-----------------------------------------------------------------------------------------------
Trustees' and officer's fees and benefits                                                 8,322
-----------------------------------------------------------------------------------------------
Registration and filing fees                                                             28,013
-----------------------------------------------------------------------------------------------
Professional services fees                                                               36,805
-----------------------------------------------------------------------------------------------
Other                                                                                    16,820
===============================================================================================
     Total expenses                                                                     554,786
===============================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)                (95,440)
===============================================================================================
     Net expenses                                                                       459,346
===============================================================================================
Net investment income                                                                   827,604
===============================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities                                                               1,863,638
-----------------------------------------------------------------------------------------------
  Foreign currencies                                                                   (299,803)
-----------------------------------------------------------------------------------------------
  Foreign currency contracts                                                           (208,069)
-----------------------------------------------------------------------------------------------
  Futures contracts                                                                    (993,398)
===============================================================================================
                                                                                        362,368
===============================================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                                               1,547,094
-----------------------------------------------------------------------------------------------
  Foreign currencies                                                                     97,749
-----------------------------------------------------------------------------------------------
  Foreign currency contracts                                                             41,327
-----------------------------------------------------------------------------------------------
  Futures contracts                                                                    (342,158)
===============================================================================================
                                                                                      1,344,012
===============================================================================================
Net realized and unrealized gain                                                      1,706,380
===============================================================================================
Net increase in net assets resulting from operations                                 $2,533,984
_______________________________________________________________________________________________
===============================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM INTERNATIONAL TOTAL RETURN FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2008 and the year ended October 31, 2007 (Unaudited)



                                                                              APRIL 30,     OCTOBER 31,
                                                                                2008            2007
-------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                     $    827,604    $   875,958
-------------------------------------------------------------------------------------------------------
  Net realized gain                                                              362,368      1,281,500
-------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation                                        1,344,012      1,368,852
=======================================================================================================
     Net increase in net assets resulting from operations                      2,533,984      3,526,310
=======================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                                       (569,538)       (81,558)
-------------------------------------------------------------------------------------------------------
  Class B                                                                       (137,845)       (30,031)
-------------------------------------------------------------------------------------------------------
  Class C                                                                       (187,345)       (18,901)
-------------------------------------------------------------------------------------------------------
  Institutional Class                                                         (1,561,282)      (571,737)
=======================================================================================================
     Decrease in net assets resulting from distributions                      (2,456,010)      (702,227)
=======================================================================================================
Share transactions-net:
  Class A                                                                     43,029,012      2,604,594
-------------------------------------------------------------------------------------------------------
  Class B                                                                      9,624,265        243,905
-------------------------------------------------------------------------------------------------------
  Class C                                                                     23,844,726       (447,829)
-------------------------------------------------------------------------------------------------------
  Institutional Class                                                          2,818,975     14,377,227
=======================================================================================================
     Net increase in net assets resulting from share transactions             79,316,978     16,777,897
=======================================================================================================
     Net increase in net assets                                               79,394,952     19,601,980
=======================================================================================================


NET ASSETS:

  Beginning of period                                                         46,593,394     26,991,414
=======================================================================================================
  End of period (including undistributed net investment income of
     $103,342 and $1,731,748, respectively)                                 $125,988,346    $46,593,394
_______________________________________________________________________________________________________
=======================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM INTERNATIONAL TOTAL RETURN FUND

NOTES TO FINANCIAL STATEMENTS

April 30, 2008
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM International Total Return Fund (the "Fund") is a series portfolio of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is to provide total return.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from

10        AIM INTERNATIONAL TOTAL RETURN FUND
      investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, Invesco Aim Advisors may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. REDEMPTION FEES -- The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.

J. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

K. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.


11        AIM INTERNATIONAL TOTAL RETURN FUND

L. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

M. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                           0.65%
-------------------------------------------------------------------
Next $250 million                                            0.59%
-------------------------------------------------------------------
Next $500 million                                            0.565%
-------------------------------------------------------------------
Next $1.5 billion                                            0.54%
-------------------------------------------------------------------
Next $2.5 billion                                            0.515%
-------------------------------------------------------------------
Next $5 billion                                              0.49%
-------------------------------------------------------------------
Over $10 billion                                             0.465%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement between the Advisor and Invesco Asset Management Limited, the Advisor pays Invesco Asset Management Limited 40% of the amount of the Advisor's compensation on sub-advised assets.

  Under the terms of a new master sub-advisory agreement approved by shareholders of the Fund on February 29, 2008, effective May 1, 2008, between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and AIM Funds Management Inc. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C and Institutional Class shares to 1.10%, 1.85%, 1.85% and 0.85% of average daily net assets, respectively, through at least June 30, 2008. In determining the Advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. ("Invesco") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, the Advisor will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

  Further, the Advisor has contractually agreed, through at least June 30, 2008, to waive advisory fees in an amount equal to 100% of the advisory fee the Advisor receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds.

  For the six months ended April 30, 2008, the Advisor waived advisory fees of $49,418 and reimbursed class level expenses of $23,866, $6,593, $11,650 and $1,719 expenses of Class A, Class B, Class C and Institutional Class shares, respectively.

  At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2008, Invesco reimbursed expenses of the Fund in the amount of $74.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2008, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain

12        AIM INTERNATIONAL TOTAL RETURN FUND
limitations approved by the Trust's Board of Trustees. For the six months ended April 30, 2008, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B, Class C and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2008, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

  Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2008, IADI advised the Fund that IADI retained $16,412 in front-end sales commissions from the sale of Class A shares and $0, $4,853 and $1,024 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended April 30, 2008, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $2,120.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended April 30, 2008, the Fund paid legal fees of $1,539 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

The Fund may borrow for leveraging in an amount up to 5% of the Fund's total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company ("SSB"), the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate. A Fund may not purchase additional securities when any borrowings from banks exceeds 5% of the Fund's total assets.

  Additionally, the Fund participates in an uncommitted unsecured revolving credit facility with SSB. The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by Invesco Aim, which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan. During the six months ended April 30, 2008, the Fund did not borrow under the uncommitted unsecured revolving credit facility.


13        AIM INTERNATIONAL TOTAL RETURN FUND

NOTE 6--FOREIGN CURRENCY CONTRACTS


                                       OPEN FOREIGN CURRENCY CONTRACTS AT PERIOD END
---------------------------------------------------------------------------------------------------------------------------
                                                                   CONTRACT TO
SETTLEMENT                                            -------------------------------------        VALUE        UNREALIZED
DATE                                                          DELIVER              RECEIVE       04/30/08      APPRECIATION
---------------------------------------------------------------------------------------------------------------------------
07/09/08                                              EUR       930,000     USD   1,476,012     $1,447,293        $28,719
---------------------------------------------------------------------------------------------------------------------------
07/09/08                                              JPY   207,000,000     USD   2,051,943      1,998,826         53,117
===========================================================================================================================
                                                                                                                  $81,836
===========================================================================================================================




                                                                  CONTRACT TO                                   UNREALIZED
SETTLEMENT                                           -------------------------------------        VALUE        APPRECIATION
DATE                                                        DELIVER              RECEIVE        04/30/08      (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------------
07/09/08                                             EUR   3,850,000     USD     5,988,136     $5,991,483        $ (3,347)
----------------------------------------------------------------------------------------------------------------------------
07/09/08                                             GBP   1,780,000     EUR     2,260,518      3,517,885          (3,590)
----------------------------------------------------------------------------------------------------------------------------
07/09/08                                             USD   1,774,798     JPY   180,000,000      1,738,109         (36,688)
============================================================================================================================
                                                                                                                 $(43,625)
============================================================================================================================
  Total foreign currency contracts                                                                               $ 38,211
____________________________________________________________________________________________________________________________
============================================================================================================================



CURRENCY ABBREVIATIONS:




EUR   - Euro
GBP   - British Pound
 JPY  - Japanese Yen
USD   - U.S. Dollar


NOTE 7--FUTURES CONTRACTS


                                          OPEN FUTURES CONTRACTS AT PERIOD END
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           UNREALIZED
                                                        NUMBER OF         MONTH/            VALUE         APPRECIATION
CONTRACT                                                CONTRACTS       COMMITMENT        04/30/08       (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------
Canada 10 Year Bond                                         17         June-08/Long     $  1,996,803        $ (24,064)
-----------------------------------------------------------------------------------------------------------------------
Euro-Bobl                                                   35         June-08/Long        5,947,991          (50,700)
-----------------------------------------------------------------------------------------------------------------------
Euro-Schatz                                                207         June-08/Long       33,558,989         (138,507)
-----------------------------------------------------------------------------------------------------------------------
Long Gilt                                                   59         June-08/Long       12,702,828         (130,182)
-----------------------------------------------------------------------------------------------------------------------
U.S. Treasury 5 Year Note                                   15         June-08/Long        1,679,766           (6,210)
-----------------------------------------------------------------------------------------------------------------------
U.S. Treasury 10 Year Note                                  43         June-08/Long        4,979,938         (115,219)
=======================================================================================================================
                                                                                          60,866,315         (464,882)
=======================================================================================================================
Euro-Bond                                                   56        June-08/Short     $ (9,973,172)       $  54,818
-----------------------------------------------------------------------------------------------------------------------
Euro Buxl 30 Year Bond                                      33        June-08/Short       (4,640,019)          53,835
-----------------------------------------------------------------------------------------------------------------------
U.S. Long Bond                                               9        June-08/Short       (1,052,016)          12,937
=======================================================================================================================
                                                                                         (15,665,207)         121,590
=======================================================================================================================
                                                                                        $ 45,201,108        $(343,292)
_______________________________________________________________________________________________________________________
=======================================================================================================================





14        AIM INTERNATIONAL TOTAL RETURN FUND

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

  The Fund had a capital loss carryforward as of October 31, 2007 which expires as follows:

                                                                                   CAPITAL LOSS
EXPIRATION                                                                        CARRYFORWARD*
-----------------------------------------------------------------------------------------------
October 31, 2014                                                                     $ 85,299
-----------------------------------------------------------------------------------------------
October 31, 2015                                                                      231,523
===============================================================================================
Total capital loss carryforward                                                      $316,822
_______________________________________________________________________________________________
===============================================================================================




* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2008 was $162,638,334 and $90,836,946, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                           $3,807,297
-----------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                           (632,665)
===============================================================================================
Net unrealized appreciation of investment securities                                 $3,174,632
_______________________________________________________________________________________________
===============================================================================================
Cost of investments for tax purposes is $115,791,820.




15        AIM INTERNATIONAL TOTAL RETURN FUND

NOTE 10--SHARE INFORMATION

The Fund currently offers four different classes of shares: Class A, Class B, Class C and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class B shares and Class C shares are sold with a CDSC. Institutional Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

                                             CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------
                                                                    SIX MONTHS ENDED                 YEAR ENDED
                                                                   APRIL 30, 2008(a)              OCTOBER 31, 2007
                                                               -------------------------     -------------------------
                                                                 SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      4,482,487     $51,134,911       475,993     $ 5,082,041
----------------------------------------------------------------------------------------------------------------------
  Class B                                                      1,037,211      11,737,986       156,531       1,660,568
----------------------------------------------------------------------------------------------------------------------
  Class C                                                      2,350,932      26,839,052       184,184       1,989,022
----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            231,218       2,596,624     1,460,210      15,319,071
======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                         44,392         487,674         6,707          70,917
----------------------------------------------------------------------------------------------------------------------
  Class B                                                         10,838         117,696         2,134          22,496
----------------------------------------------------------------------------------------------------------------------
  Class C                                                         14,422         156,781         1,353          14,280
----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            144,441       1,561,283        54,099         571,737
======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                         68,665         776,491        24,061         256,680
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        (68,830)       (776,491)      (24,111)       (256,680)
======================================================================================================================
Reacquired:(b)
  Class A                                                       (830,370)     (9,370,064)     (268,139)     (2,805,044)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (129,237)     (1,454,926)     (114,167)     (1,182,479)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (276,806)     (3,151,107)     (234,880)     (2,451,131)
----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           (120,564)     (1,338,932)     (142,430)     (1,513,581)
======================================================================================================================
                                                               6,958,799     $79,316,978     1,581,545     $16,777,897
______________________________________________________________________________________________________________________
======================================================================================================================



(a) 31% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco Aim.
(b) Net of redemption fees of $25,245 and $2,160 which were allocated among the classes based on relative net assets of each class for the six months ended April 30, 2008 and the year ended October 31, 2007, respectively.

NOTE 11--NEW ACCOUNTING STANDARD

In March 2008, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities. The standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity's financial position and financial performance. It is effective for financial statements issued for fiscal years beginning after November 15, 2008. Management is currently in the process of determining the impact of the standard on the Fund's disclosures in the financial statements.


16        AIM INTERNATIONAL TOTAL RETURN FUND

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                 CLASS A
                                                           --------------------------------------------------
                                                           SIX MONTHS                        MARCH 31, 2006
                                                              ENDED        YEAR ENDED     (COMMENCEMENT DATE)
                                                            APRIL 30,     OCTOBER 31,        TO OCTOBER 31,
                                                              2008            2007                2006
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $ 11.18         $10.44              $10.00
-------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                      0.12           0.25                0.13
-------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)        0.49           0.69                0.48
=============================================================================================================
     Total from investment operations                           0.61           0.94                0.61
=============================================================================================================
Less distributions:
  Dividends from net investment income                         (0.46)         (0.20)              (0.06)
-------------------------------------------------------------------------------------------------------------
  Return of capital                                               --             --               (0.11)
=============================================================================================================
     Total distributions                                       (0.46)         (0.20)              (0.17)
=============================================================================================================
Redemption fees added to shares of beneficial interest          0.00           0.00                0.00
=============================================================================================================
Net asset value, end of period                               $ 11.33         $11.18              $10.44
_____________________________________________________________________________________________________________
=============================================================================================================
Total return(b)                                                 5.71%          9.17%               6.14%
_____________________________________________________________________________________________________________
=============================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $48,988         $6,247              $3,341
_____________________________________________________________________________________________________________
=============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                1.11%(c)       1.12%               1.14%(d)
-------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements             1.43%(c)       2.06%               3.92%(d)
=============================================================================================================
Ratio of net investment income to average net assets            2.11%(c)       2.39%               2.20%(d)
_____________________________________________________________________________________________________________
=============================================================================================================
Portfolio turnover rate(e)                                       127%           509%                231%
_____________________________________________________________________________________________________________
=============================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $23,917,670.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                 CLASS B
                                                           --------------------------------------------------
                                                           SIX MONTHS                        MARCH 31, 2006
                                                              ENDED        YEAR ENDED     (COMMENCEMENT DATE)
                                                            APRIL 30,     OCTOBER 31,        TO OCTOBER 31,
                                                              2008            2007                2006
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $ 11.16         $10.42              $10.00
-------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                      0.08           0.17                0.09
-------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)        0.48           0.70                0.46
=============================================================================================================
     Total from investment operations                           0.56           0.87                0.55
=============================================================================================================
Less distributions:
  Dividends from net investment income                         (0.42)         (0.13)              (0.05)
-------------------------------------------------------------------------------------------------------------
  Return of capital                                               --             --               (0.08)
=============================================================================================================
     Total distributions                                       (0.42)         (0.13)              (0.13)
=============================================================================================================
Redemption fees added to shares of beneficial interest          0.00           0.00                0.00
=============================================================================================================
Net asset value, end of period                               $ 11.30         $11.16              $10.42
_____________________________________________________________________________________________________________
=============================================================================================================
Total return(b)                                                 5.22%          8.44%               5.55%
_____________________________________________________________________________________________________________
=============================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $12,033         $2,395              $2,025
_____________________________________________________________________________________________________________
=============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                1.86%(c)       1.87%               1.89%(d)
-------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements             2.18%(c)       2.81%               4.67%(d)
=============================================================================================================
Ratio of net investment income to average net assets            1.36%(c)       1.64%               1.45%(d)
_____________________________________________________________________________________________________________
=============================================================================================================
Portfolio turnover rate(e)                                       127%           509%                231%
_____________________________________________________________________________________________________________
=============================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $6,607,378.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


17        AIM INTERNATIONAL TOTAL RETURN FUND

                                                                                 CLASS C
                                                           --------------------------------------------------
                                                           SIX MONTHS                        MARCH 31, 2006
                                                              ENDED        YEAR ENDED     (COMMENCEMENT DATE)
                                                            APRIL 30,     OCTOBER 31,        TO OCTOBER 31,
                                                              2008            2007                2006
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $ 11.16         $10.43              $10.00
-------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                      0.08           0.17                0.09
-------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)        0.49           0.69                0.47
=============================================================================================================
     Total from investment operations                           0.57           0.86                0.56
=============================================================================================================
Less distributions:
  Dividends from net investment income                         (0.42)         (0.13)              (0.05)
-------------------------------------------------------------------------------------------------------------
  Return of capital                                               --             --               (0.08)
=============================================================================================================
     Total distributions                                       (0.42)         (0.13)              (0.13)
=============================================================================================================
Redemption fees added to shares of beneficial interest          0.00           0.00                0.00
=============================================================================================================
Net asset value, end of period                               $ 11.31         $11.16              $10.43
_____________________________________________________________________________________________________________
=============================================================================================================
Total return(b)                                                 5.31%          8.34%               5.65%
_____________________________________________________________________________________________________________
=============================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $25,643         $1,999              $2,383
_____________________________________________________________________________________________________________
=============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                1.86%(c)       1.87%               1.89%(d)
-------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements             2.18%(c)       2.81%               4.67%(d)
=============================================================================================================
Ratio of net investment income to average net assets            1.36%(c)       1.64%               1.45%(d)
_____________________________________________________________________________________________________________
=============================================================================================================
Portfolio turnover rate(e)                                       127%           509%                231%
_____________________________________________________________________________________________________________
=============================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $11,675,778.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                           INSTITUTIONAL CLASS
                                                           --------------------------------------------------
                                                           SIX MONTHS                        MARCH 31, 2006
                                                              ENDED        YEAR ENDED     (COMMENCEMENT DATE)
                                                            APRIL 30,     OCTOBER 31,        TO OCTOBER 31,
                                                              2008            2007                2006
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $ 11.18        $ 10.44             $ 10.00
-------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                      0.14           0.28                0.15
-------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)        0.49           0.69                0.48
=============================================================================================================
     Total from investment operations                           0.63           0.97                0.63
=============================================================================================================
Less distributions:
  Dividends from net investment income                         (0.48)         (0.23)              (0.07)
-------------------------------------------------------------------------------------------------------------
  Return of capital                                               --             --               (0.12)
=============================================================================================================
     Total distributions                                       (0.48)         (0.23)              (0.19)
=============================================================================================================
Redemption fees added to shares of beneficial interest          0.00           0.00                0.00
=============================================================================================================
Net asset value, end of period                               $ 11.33        $ 11.18             $ 10.44
_____________________________________________________________________________________________________________
=============================================================================================================
Total return(b)                                                 5.84%          9.42%               6.27%
_____________________________________________________________________________________________________________
=============================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $39,324        $35,952             $19,243
_____________________________________________________________________________________________________________
=============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                0.85%(c)       0.86%               0.89%(d)
-------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements             0.98%(c)       1.55%               3.50%(d)
=============================================================================================================
Ratio of net investment income to average net assets            2.37%(c)       2.64%               2.45%(d)
_____________________________________________________________________________________________________________
=============================================================================================================
Portfolio turnover rate(e)                                       127%           509%                231%
_____________________________________________________________________________________________________________
=============================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $38,185,492.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.



18        AIM INTERNATIONAL TOTAL RETURN FUND

NOTE 13--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION AND REGULATORY INQUIRIES

On August 30, 2005, the West Virginia Office of the State Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and IADI (Order No. 05-1318). The WVASC makes findings of fact that Invesco Aim and IADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and IADI violated the West Virginia securities laws. The WVASC orders Invesco Aim and IADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, Invesco Funds Group, Inc. ("IFG"), Invesco Aim, IADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and

  - that certain AIM Funds inadequately employed fair value pricing. The case pending in Illinois State Court was dismissed with prejudice on May 6, 2008.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more Invesco Aim
Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  At the present time, management of Invesco Aim and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on Invesco Aim, IADI or the Fund.


19        AIM INTERNATIONAL TOTAL RETURN FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2007, through April 30, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (11/01/07)   (04/30/08)(1)   PERIOD(2)     (04/30/08)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00      $1,057.10       $5.68       $1,019.34       $5.57        1.11%
---------------------------------------------------------------------------------------------------
        B            1,000.00       1,052.20        9.49        1,015.61        9.32        1.86
---------------------------------------------------------------------------------------------------
        C            1,000.00       1,053.10        9.49        1,015.61        9.32        1.86
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2007, through April 30, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.


20        AIM INTERNATIONAL TOTAL RETURN FUND

APPROVAL OF SUB-ADVISORY AGREEMENT

At in-person meetings held on December      and employees of the Affiliated                D. Financial Resources of the Affiliated
12-13, 2007, the Board of Trustees of AIM   Sub-Advisors who will provide these               Sub-Advisors
Investment Funds (the "Board"), including   services. The Board concluded that the
a majority of the independent trustees,     nature, extent and quality of the           The Board considered whether each
voting separately, approved the             services to be provided by the Affiliated   Affiliated Sub-Advisor is financially sound
sub-advisory agreement for AIM              Sub-Advisors were appropriate. The Board    and has the resources necessary to perform
International Total Return Fund (the        noted that the Affiliated Sub-Advisors,     its obligations under the sub-advisory
"Fund"), effective on or about May 1,       which have offices and personnel that are   agreement, and concluded that each
2008. In so doing, the Board determined     geographically dispersed in financial       Affiliated Sub-Advisor has the financial
that the sub-advisory agreement is in the   centers around the world, have been         resources necessary to fulfill these
best interests of the Fund and its          formed in part for the purpose of           obligations.
shareholders and that the compensation to   researching and compiling information and
AIM Funds Management Inc. (AIM Funds        making recommendations on the markets and
Management Inc. anticipates changing its    economies of various countries and
name to Invesco Trimark Investment          securities of companies located in such
Management Inc. on or prior to December     countries or on various types of
31, 2008), Invesco Asset Management         investments and investment techniques,
Deutschland, GmbH, Invesco Asset            and providing investment advisory
Management Limited, Invesco Asset           services. The Board concluded that the
Management (Japan) Limited, Invesco         sub-advisory agreement will benefit the
Australia Limited, Invesco Global Asset     Fund and its shareholders by permitting
Management (N.A.), Inc., Invesco Hong       Invesco Aim to utilize the additional
Kong Limited, Invesco Institutional         resources and talent of the Affiliated
(N.A.), Inc., and Invesco Senior Secured    Sub-Advisors in managing the Fund.
Management, Inc. (collectively, the
"Affiliated Sub-Advisors") under the           B. Fund Performance
sub-advisory agreement is fair and
reasonable.                                 The Board did view Fund performance as a
                                            relevant factor in considering whether to
   The independent trustees met             approve the sub-advisory agreement for
separately during their evaluation of the   the Fund, as one of the Affiliated
sub-advisory agreement with independent     Sub-Advisors currently serves as the
legal counsel from whom they received       sub-advisor to the Fund. The Board noted
independent legal advice, and the           that the Fund has not been in operation
independent trustees also received          for a full calendar year. The Board also
assistance during their deliberations       considered the steps Invesco Aim has
from the independent Senior Officer, a      taken over the last several years to
full-time officer of the AIM Funds who      improve the quality and efficiency of the
reports directly to the independent         services that Invesco Aim provides to the
trustees. The sub-advisory agreement was    AIM Funds. The Board concluded that
considered separately for the Fund,         Invesco Aim continues to be responsive to
although the Board also considered the      the Board's focus on fund performance.
common interests of all of the AIM Funds
in their deliberations. The Board              C. Sub-Advisory Fees
comprehensively considered all of the
information provided to them and did not    The Board considered the services to be
identify any particular factor that was     provided by the Affiliated Sub-Advisors
controlling. Furthermore, each trustee      pursuant to the sub-advisory agreement
may have evaluated the information          and the services to be provided by
provided differently from one another and   Invesco Aim pursuant to the Fund's
attributed different weight to the          advisory agreement, as well as the
various factors.                            allocation of fees between Invesco Aim
                                            and the Affiliated Sub-Advisors pursuant
   Set forth below is a discussion of the   to the sub-advisory agreement. The Board
material factors and related conclusions    noted that the sub-advisory fees have no
that formed the basis for the Board's       direct effect on the Fund or its
approval of the sub-advisory agreement      shareholders, as they are paid by Invesco
for the Fund.                               Aim to the Affiliated Sub-Advisors, and
                                            that Invesco Aim and the Affiliated
   A. Nature, Extent and Quality of         Sub-Advisors are affiliates. After taking
      Services to be Provided by the        account of the Fund's contractual
      Affiliated Sub-Advisors               sub-advisory fee rate, as well as other
                                            relevant factors, the Board concluded
The Board reviewed the services to be       that the Fund's sub-advisory fees were
provided by the Affiliated Sub-Advisors     fair and reasonable.
under the sub-advisory agreement and the
credentials and experience of the
officers


21     AIM INTERNATIONAL TOTAL RETURN FUND

PROXY RESULTS

A Special Meeting ("Meeting") of Shareholders of AIM International Total Return Fund, an investment portfolio of AIM Investment Funds, a Delaware statutory trust ("Trust"), was held on February 29, 2008. The Meeting was held for the following purpose:

(1) Approve a new sub-advisory agreement between Invesco Aim Advisors, Inc. and each of AIM Funds Management, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Global Asset Management (N.A.), Inc.; Invesco Hong Kong Limited; Invesco Institutional (N.A.), Inc.; and Invesco Senior Secured Management, Inc.

The results of the voting on the above matter were as follows:


                                                                             VOTES          WITHHELD/           BROKER
      MATTER                                               VOTES FOR        AGAINST        ABSTENTIONS        NON-VOTES
-----------------------------------------------------------------------------------------------------------------------
(1)   Approve a new sub-advisory agreement between
      Invesco Aim Advisors, Inc. and each of AIM Funds
      Management, Inc.; Invesco Asset Management
      Deutschland, GmbH; Invesco Asset Management
      Limited; Invesco Asset Management (Japan) Limited;
      Invesco Australia Limited; Invesco Global Asset
      Management (N.A.), Inc.; Invesco Hong Kong
      Limited; Invesco Institutional (N.A.), Inc.; and
      Invesco Senior Secured Management, Inc. ..........   3,477,300        190,857          124,839           410,646



The Meeting was adjourned until March 28, 2008, with respect to the following proposals:

(1) Elect 13 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is elected and qualified.

(2) Approve an amendment to the Trust's Agreement and Declaration of Trust that would permit the Board of Trustees of the Trust to terminate the Trust, the Fund, and each other series portfolio of the Trust, or a share class without a shareholder vote.

The results of the voting on the above matters were as follows:


                                                                                                WITHHELD/
      MATTERS                                                               VOTES FOR         ABSTENTIONS**
-----------------------------------------------------------------------------------------------------------
(1)*  Bob R. Baker......................................................   102,474,770          3,616,868
      Frank S. Bayley...................................................   102,514,342          3,577,296
      James T. Bunch....................................................   102,289,114          3,802,524
      Bruce L. Crockett.................................................   102,291,441          3,800,197
      Albert R. Dowden..................................................   102,396,298          3,695,340
      Jack M. Fields....................................................   102,554,039          3,537,599
      Martin L. Flanagan................................................   102,560,133          3,531,505
      Carl Frischling...................................................   102,489,803          3,601,835
      Prema Mathai-Davis................................................   102,539,885          3,551,753
      Lewis F. Pennock..................................................   102,270,904          3,820,734
      Larry Soll, Ph.D. ................................................   102,271,222          3,820,416
      Raymond Stickel, Jr. .............................................   102,550,734          3,540,904
      Philip A. Taylor..................................................   102,512,878          3,578,760




                                                                              VOTES           WITHHELD/           BROKER
                                                          VOTES FOR          AGAINST         ABSTENTIONS         NON-VOTES
--------------------------------------------------------------------------------------------------------------------------
(2)*  Approve an amendment to the Trust's Agreement
      and Declaration of Trust that would permit the
      Board of Trustees of the Trust to terminate the
      Trust, the Fund, and each other series portfolio
      of the Trust, or a share class without a
      shareholder vote................................   66,789,909        10,167,853         2,948,760         26,185,116



 * Proposals 1 and 2 required approval by a combined vote of all of the portfolios of AIM Investment Funds.

** Includes Broker Non-Votes.


22        AIM INTERNATIONAL TOTAL RETURN FUND

Supplement to Semiannual Report dated 4/30/08

AIM INTERNATIONAL TOTAL RETURN FUND

                                             ==========================================
INSTITUTIONAL CLASS SHARES                   AVERAGE ANNUAL TOTAL RETURNS                    Had the advisor not waived fees
The following information has been           For periods ended 4/30/08                    and/or reimbursed expenses, performance
prepared to provide Institutional Class                                                   would have been lower.
shareholders with a performance overview     Inception (3/31/06)                 10.49%
specific to their holdings. Institutional       1 Year                           12.06       The performance data quoted represent
Class shares are offered exclusively to         6 Months*                        5.84     past performance and cannot guarantee
institutional investors, including defined                                                comparable future results; current
contribution plans that meet certain         ==========================================   performance may be lower or higher. Please
criteria.                                    AVERAGE ANNUAL TOTAL RETURNS                 visit invescoaim.com for the most recent
                                             For periods ended 3/31/08, most recent       month-end performance. Performance figures
                                             calendar quarter-end                         reflect reinvested distributions and
                                                                                          changes in net asset value. Performance
                                             Inception (3/31/06)                 13.03%   figures do not reflect deduction of taxes
                                                1 Year                           17.64    a shareholder would pay on Fund
                                                6 Months*                        11.86    distributions or sale of Fund shares.
                                                                                          Investment return and principal value will
                                             *    Cumulative total return that has not    fluctuate so that you may have a gain or
                                                  been annualized                         loss when you sell shares.

                                             ==========================================   (1)  Total annual operating expenses less
                                             Institutional Class shares have no sales          any contractual fee waivers and/or
                                             charge; therefore, performance is at net          expense reimbursements by the advisor
                                             asset value (NAV). Performance of                 in effect through at least June 30,
                                             Institutional Class shares will differ            2008. See current prospectus for more
                                             from performance of other share classes           information.
                                             primarily due to differing sales charges
                                             and class expenses.

                                                The net annual Fund operating expense
                                             ratio set forth in the most recent Fund
                                             prospectus as of the date of this
                                             supplement for Institutional Class shares
                                             was 0.86%.(1) The total annual Fund
                                             operating expense ratio set forth in the
                                             most recent Fund prospectus as of the date
                                             of this supplement for Institutional Class
                                             shares was 1.55%. The expense ratios
                                             presented above may vary from the expense
                                             ratios presented in other sections of the
                                             actual report that are based on expenses
                                             incurred during the period covered by the
                                             report.

                                                A redemption fee of 2% will be
                                             imposed on certain redemptions or
                                             exchanges out of the Fund within 30 days
                                             of purchase. Exceptions to the redemption
                                             fee are listed in the Fund's prospectus.
Over for information on your Fund's expenses.

=======================================================================================
THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                                                                                  [INVESCO AIM LOGO]
invescoaim.com   ITR-INS-2   Invesco Aim Distributors, Inc.                                                        - SERVICE MARK -

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2007, through April 30, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


-----------------------------------------------------------------------------------------------------------
                                                                            HYPOTHETICAL
                                                                      (5% ANNUAL RETURN BEFORE
                                                   ACTUAL                     EXPENSES)
                                         ------------------------------------------------------
                            BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                          ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
          CLASS             (11/01/07)   (04/30/08)(1)   PERIOD(2)     (04/30/08)    PERIOD(2)      RATIO
-----------------------------------------------------------------------------------------------------------
      Institutional         $1,000.00      $1,058.40       $4.35       $1,020.64       $4.27        0.85%
-----------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2007, through April 30, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.



AIM INTERNATIONAL TOTAL RETURN FUND

===================================================================================================================================
EDELIVERY
INVESCOAIM.COM/EDELIVERY

REGISTER FOR EDELIVERY - eDelivery is the process of receiving your fund and account information via e-mail. Once your quarterly statements, tax forms, fund reports, and prospectuses are available, we will send you an e-mail notification containing links to these documents. For security purposes, you will need to log in to your account to view your statements and tax forms.

WHY SIGN UP?                                                       HOW DO I SIGN UP?

Register for eDelivery to:                                         It's easy. Just follow these simple steps:

-  save your Fund the cost of printing and postage.                1. Log in to your account.

-  reduce the amount of paper you receive.                         2. Click on the "Service Center" tab.

-  gain access to your documents faster by not waiting for the     3. Select "Register for eDelivery" and complete the consent
   mail.                                                              process.

-  view your documents online anytime at your convenience.

- save the documents to your personal computer or print them out for your records.

This service is provided by Invesco Aim Investment Services, Inc.
===================================================================================================================================

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC Web site at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in
Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following e-mail address: publicinfo@sec.gov.
The SEC file numbers for the Fund are 811-05426 and 033-19338.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim Web site, invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC Web site, sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2007, is available at our Web site. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy
Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

If used after July 20, 2008, this report must be accompanied by a Fund fact sheet or
Invesco Aim Quarterly Performance Review for the most recent quarter-end. Invesco Aim
--SERVICE MARK-- is a service mark of Invesco Aim Management Group, Inc. Invesco Aim
Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset
Management, Inc. and Invesco PowerShares Capital Management LLC are the investment advisors for the products and services represented by Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell
securities. Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc.,              [INVESCO AIM LOGO]
Invesco Global Asset Management (N.A.), Inc., AIM Funds Management Inc. (DBA AIM Trimark               - SERVICE MARK -
Investments), Invesco Asset Management (Japan) Ltd. and Invesco Hong Kong Ltd. are
affiliated investment advisors that serve as the subadvisor for some of the products and services represented by Invesco Aim. AIM Funds Management Inc. anticipates changing its name to Invesco Trimark Investment Management Inc. (DBA Invesco Trimark) on or prior to
Dec. 31, 2008. Invesco Aim Distributors, Inc. is the distributor for the retail mutual funds, exchange-traded funds and U.S. institutional money market funds represented by
Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

                                                                    invescoaim.com     ITR-SAR-1     Invesco Aim Distributors, Inc.

                              AIM JAPAN FUND
                              Semiannual Report to Shareholders - April 30, 2008

[INVESCO AIM LOGO]
 - SERVICE MARK -

                                       [MOUNTAIN GRAPHIC]

AIM Investments                 2      Fund Performance
became INVESCO AIM              3      Letter to Shareholders
on March 31, 2008.              4      Schedule of Investments
                                7      Financial Statements
For more details, go            10     Notes to Financial Statements
to invescoaim.com               15     Financial Highlights
                                18     Fund Expenses
                                19     Approval of Sub-Advisory Agreement
                                20     Results of Proxy

                                For the most current month-end Fund performance and commentary, please visit invescoaim.com.

                                Unless otherwise noted, all data provided by Invesco Aim.

                                THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE
                                FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING
                                SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY
                                BEFORE INVESTING.

                                NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

FUND PERFORMANCE

=====================================================================================
PERFORMANCE SUMMARY                                                                     THE PERFORMANCE DATA QUOTED REPRESENT PAST
                                                                                        PERFORMANCE AND CANNOT GUARANTEE COMPARABLE
FUND VS. INDEXES                                                                        FUTURE RESULTS; CURRENT PERFORMANCE MAY BE
Cumulative total returns, 10/31/07 to 4/30/08, at net asset value (NAV). Performance    LOWER OR HIGHER. PLEASE VISIT
shown does not include applicable contingent deferred sales charges (CDSC) or           INVESCOAIM.COM FOR THE MOST RECENT
front-end sales charges, which would have reduced performance.                          MONTH-END PERFORMANCE. PERFORMANCE FIGURES
                                                                                        REFLECT REINVESTED DISTRIBUTIONS, CHANGES
Class A Shares                                                               -15.25%    IN NET ASSET VALUE AND THE EFFECT OF THE
Class B Shares                                                               -15.44     MAXIMUM SALES CHARGE UNLESS OTHERWISE
Class C Shares                                                               -15.53     STATED. PERFORMANCE FIGURES DO NOT REFLECT
MSCI EAFE Index(triangle) (Broad Market Index)                                -9.21     DEDUCTION OF TAXES A SHAREHOLDER WOULD PAY
Tokyo Stock Price Index(square) (Style-Specific Index)                        -7.45     ON FUND DISTRIBUTIONS OR SALE OF FUND
Lipper Japan Funds Index(triangle) (Peer Group Index)                        -10.04     SHARES. INVESTMENT RETURN AND PRINCIPAL
                                                                                        VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE A
(triangle)Lipper Inc.; (square)Invesco Aim, Bloomberg L.P.                              GAIN OR LOSS WHEN YOU SELL SHARES.

The MSCI EAFE --REGISTERED TRADEMARK-- INDEX is a free float-adjusted market               THE NET ANNUAL FUND OPERATING EXPENSE
capitalization index that is designed to measure developed market equity performance,   RATIO SET FORTH IN THE MOST RECENT FUND
excluding the U.S. and Canada.                                                          PROSPECTUS AS OF THE DATE OF THIS REPORT
                                                                                        FOR CLASS A, CLASS B AND CLASS C SHARES WAS
   The TOKYO STOCK PRICE INDEX (price-only) is a capitalization-weighted index of       1.72%, 2.47% AND 2.47%, RESPECTIVELY.(1)
first section stocks (larger companies) listed on the Tokyo Stock Exchange.             THE TOTAL ANNUAL FUND OPERATING EXPENSE
                                                                                        RATIO SET FORTH IN THE MOST RECENT FUND
   The LIPPER JAPAN FUNDS INDEX is an equally weighted representation of the largest    PROSPECTUS AS OF THE DATE OF THIS REPORT
funds in the Lipper Japan Funds category. These funds concentrate their investments     FOR CLASS A, CLASS B AND CLASS C SHARES WAS
in equity securities of Japanese companies.                                             4.56%, 5.31% AND 5.31%, RESPECTIVELY. THE
                                                                                        EXPENSE RATIOS PRESENTED ABOVE MAY VARY
   The Fund is not managed to track the performance of any particular index,            FROM THE EXPENSE RATIOS PRESENTED IN OTHER
including the indexes defined here, and consequently, the performance of the Fund may   SECTIONS OF THIS REPORT THAT ARE BASED ON
deviate significantly from the performance of the indexes.                              EXPENSES INCURRED DURING THE PERIOD COVERED
                                                                                        BY THIS REPORT.
   A direct investment cannot be made in an index. Unless otherwise indicated, index
results include reinvested dividends, and they do not reflect sales charges.               CLASS A SHARE PERFORMANCE REFLECTS THE
Performance of an index of funds reflects fund expenses; performance of a market        MAXIMUM 5.50% SALES CHARGE, AND CLASS B AND
index does not.                                                                         CLASS C SHARE PERFORMANCE REFLECTS THE
=====================================================================================   APPLICABLE CONTINGENT DEFERRED SALES CHARGE
                                                                                        (CDSC) FOR THE PERIOD INVOLVED. THE CDSC ON
=========================================   =========================================   CLASS B SHARES DECLINES FROM 5% BEGINNING
AVERAGE ANNUAL TOTAL RETURNS                AVERAGE ANNUAL TOTAL RETURNS                AT THE TIME OF PURCHASE TO 0% AT THE
As of 4/30/08, including maximum            As of 3/31/08, the most recent calendar     BEGINNING OF THE SEVENTH YEAR. THE CDSC ON
applicable sales charges                    quarter-end, including maximum applicable   CLASS C SHARES IS 1% FOR THE FIRST YEAR
                                            sales charges                               AFTER PURCHASE.

CLASS A SHARES                              CLASS A SHARES                                 THE PERFORMANCE OF THE FUND'S SHARE
Inception (3/31/06)                -12.83%  Inception (3/31/06)                -15.80%  CLASSES WILL DIFFER PRIMARILY DUE TO
 1 Year                            -16.67    1 Year                            -22.60   DIFFERENT SALES CHARGE STRUCTURES AND CLASS
                                                                                        EXPENSES.
CLASS B SHARES                              CLASS B SHARES
Inception (3/31/06)                -12.38%  Inception (3/31/06)                -15.77%     HAD THE ADVISOR NOT WAIVED FEES AND/OR
 1 Year                            -16.89    1 Year                            -22.77   REIMBURSED EXPENSES, PERFORMANCE WOULD HAVE
                                                                                        BEEN LOWER.
CLASS C SHARES                              CLASS C SHARES
Inception (3/31/06)                -11.08%  Inception (3/31/06)                -14.09%     A REDEMPTION FEE OF 2% WILL BE IMPOSED
 1 Year                            -13.29    1 Year                            -19.62   ON CERTAIN REDEMPTIONS OR EXCHANGES OUT OF
=========================================   =========================================   THE FUND WITHIN 30 DAYS OF PURCHASE.
                                                                                        EXCEPTIONS TO THE REDEMPTION FEE ARE LISTED
                                                                                        IN THE FUND'S PROSPECTUS.

                                                                                        (1) Total annual operating expenses less any
                                                                                            contractual fee waivers and/or expense
                                                                                            reimbursements by the advisor in effect
                                                                                            through at least June 30, 2008. See
                                                                                            current prospectus for more information.


2      AIM JAPAN FUND

                       Dear Fellow AIM Fund Shareholders:
                       The lines of communication are open: More than 250 of you have responded to the invitation I extended in my previous letter to complete an online survey, and more than 50 shareholders have contacted me directly by
                       e-mail. When I could respond quickly and easily to a shareholder's specific concern I did, but the messages
     [CROCKETT         for the most part raised consistent issues that I respond to here.
       PHOTO]
                          I have received many suggestions, a few complaints, and one offer to buy a gold mine! In general, your letters expressed an appreciation for transparency, frankness and the opportunity to comment. Nevertheless, several shareholders found room for improvement in communications. Some would like more concise letters
   Bruce Crockett      while others would prefer reports to be more customized for their particular information needs. With these reports going to tens of thousands of people, shareholder communications necessarily have to cover those issues common to a diverse population as well as the information required by law. The ability to change or further customize letters and reports is also affected by technology, timeliness and cost.

   Online survey responders preferred electronic communications to paper at a ratio of 63% to 37%. Direct responders expressed more of a preference for paper, especially for long reports. Electronic communications are more cost-effective than paper communications that have to be printed and mailed, so I encourage those who have resisted electronic communications to give them a try.

   The correspondence shows that improving fund performance and reducing shareholder costs remain the key shareholder concerns.
Several letters noted individual funds where performance had changed for the better, while others remained dissatisfied with the returns from funds they hold. Although 75% of the online survey responders wanted to see more overall fund performance data in these letters, and 58% wanted more information on individual funds, Securities and Exchange Commission (SEC) and Financial Industry
Regulatory Authority (FINRA) rules are very specific about the way fund performance can be discussed in print. Respect for those rules prevents me from commenting on individual funds or very recent results here, but I can assure you that your Board and all of its Investments subcommittees continue to work with Invesco Aim to make improved performance a top priority for all fund managers.

   Expense levels came up as another dominant issue, and no respondent felt these were too low. Several shareholders questioned the need for 12b-1 fees, which cover the cost of distributing fund shares and thereby help the fund to attract new assets. Your Board reviews the funds' 12b-1 fees annually with the shareholders' best interests in mind. While your Board keeps its eye on containing or lowering these fees wherever possible, we also are mindful that 12b-1 fees may be necessary in order to maintain an effective distribution system for fund shares.

   The value of communication between the Board and shareholders has been noted within and beyond the Invesco Aim community. In the online survey, 87% of the respondents felt it was either somewhat or very important to hear directly from the Board, with 55%
saying it was very important. Morningstar--TRADEMARK--, the mutual fund tracking company, also commented favorably on this channel of communication in its fall 2007 update of fund stewardship grades, where Invesco Aim was one of fewer than 10 fund boards to get an A for board quality, according to BoardIQ (11/13/07).

   In other news, Ruth Quigley retired from your Board at the end of 2007, and we thank her for her many years of dedicated service. Larry Soll has assumed Ruth's place as a vice chair of the Investments Committee. The Valuation Committee, which Ruth used to chair, has been reorganized as the Valuation, Distribution and Proxy Oversight Committee under the chairmanship of Carl
Frischling. The elevation of proxy oversight to standing committee status responds to suggestions from shareholders. In addition,
Prema Mathai-Davis assumed my seat on the Governance Committee, and I moved to the Audit Committee.

   Your Board looks forward to another year of diligent effort on your behalf, and we are even more strongly motivated by your feedback. The invitation remains open to e-mail me at bruce@brucecrockett.com. I look forward to hearing from you.

Sincerely,


/S/ BRUCE L. CROCKETT


Bruce L. Crockett
Independent Chair
AIM Funds Board of Trustees

June 16, 2008


3      AIM JAPAN FUND

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of April 30, 2008



-------------------------------------------------------------------------
Industrials                                                          25.5%
-------------------------------------------------------------------------
Consumer Discretionary                                               20.3
-------------------------------------------------------------------------
Information Technology                                               18.8
-------------------------------------------------------------------------
Financials                                                           14.1
-------------------------------------------------------------------------
Materials                                                             7.9
-------------------------------------------------------------------------
Telecommunication Services                                            3.3
-------------------------------------------------------------------------
Consumer Staples                                                      3.2
-------------------------------------------------------------------------
Health Care                                                           3.2
-------------------------------------------------------------------------
Energy                                                                1.4
-------------------------------------------------------------------------
Money Market Funds Plus Other Assets Less Liabilities                 2.3
_________________________________________________________________________
=========================================================================





SCHEDULE OF INVESTMENTS(a)

April 30, 2008
(Unaudited)




                                                       SHARES        VALUE
-----------------------------------------------------------------------------

FOREIGN STOCKS (JAPAN)-97.74%

AIRPORT SERVICES-0.56%

Japan Airport Terminal Co., Ltd.(b)(c)                   2,200    $    44,265
=============================================================================


AUTO PARTS & EQUIPMENT-3.83%

Stanley Electric Co., Ltd.(b)                            5,800        147,754
-----------------------------------------------------------------------------
Toyoda Gosei Co., Ltd.(b)                                4,200        153,715
=============================================================================
                                                                      301,469
=============================================================================


AUTOMOBILE MANUFACTURERS-7.20%

Honda Motor Co., Ltd.(b)                                 3,400        108,296
-----------------------------------------------------------------------------
Isuzu Motors Ltd.(b)(c)                                 27,000        130,178
-----------------------------------------------------------------------------
Suzuki Motor Corp.(b)                                    4,700        119,771
-----------------------------------------------------------------------------
Toyota Motor Corp.(b)                                    4,100        208,525
=============================================================================
                                                                      566,770
=============================================================================


BUILDING PRODUCTS-0.70%

Daikin Industries, Ltd.(b)(c)                            1,100         55,220
=============================================================================


COMPUTER HARDWARE-1.49%

Toshiba Corp.(b)(c)                                     14,000        117,085
=============================================================================


CONSTRUCTION & ENGINEERING-0.82%

Kurita Water Industries Ltd.(b)(c)                       1,800         64,439
=============================================================================


CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS-4.03%

Komatsu Ltd.(b)(c)                                       7,000        213,956
-----------------------------------------------------------------------------
Mitsui Engineering & Shipbuilding Co., Ltd.(b)          32,000        103,525
=============================================================================
                                                                      317,481
=============================================================================


CONSTRUCTION MATERIALS-1.06%

Sumitomo Osaka Cement Co., Ltd.(b)                      38,000         83,493
=============================================================================


CONSUMER ELECTRONICS-3.20%

Casio Computer Co., Ltd.(b)(c)                          11,000        164,879
-----------------------------------------------------------------------------
Sony Corp.(b)                                            1,900         87,089
=============================================================================
                                                                      251,968
=============================================================================


CONSUMER FINANCE-2.67%

Aeon Credit Service Co., Ltd.(b)                         8,300        133,512
=============================================================================


Orient Corp.(b)(d)                                      38,000         76,923
=============================================================================
                                                                      210,435
=============================================================================


DIVERSIFIED BANKS-7.58%

Mitsubishi UFJ Financial Group, Inc.                    23,200        255,219
-----------------------------------------------------------------------------
Sumitomo Mitsui Financial Group, Inc.(b)(c)                 27        234,442
-----------------------------------------------------------------------------
Sumitomo Trust & Banking Co., Ltd. (The)(b)             12,000        107,168
=============================================================================
                                                                      596,829
=============================================================================


DIVERSIFIED CHEMICALS-0.84%

Nissan Chemical Industries, Ltd.(b)                      5,000         66,376
=============================================================================


DRUG RETAIL-1.06%

Matsumotokiyoshi Holdings Co.,Ltd.(c)                    4,000         83,275
=============================================================================


EDUCATION SERVICES-1.57%

Benesse Corp.(b)                                         2,800        123,508
=============================================================================


ELECTRONIC EQUIPMENT MANUFACTURERS-6.81%

Hosiden Corp.(b)(c)                                      6,300        127,063
-----------------------------------------------------------------------------
Nidec Corp.(b)(c)                                        2,600        194,479
-----------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        AIM JAPAN FUND

                                                       SHARES        VALUE
-----------------------------------------------------------------------------
ELECTRONIC EQUIPMENT MANUFACTURERS-(CONTINUED)

Nippon Electric Glass Co., Ltd.
6,000
                                                     $  92,603
-----------------------------------------------------------------------------
Yokogawa Electric Corp.(b)                              11,200        122,579
=============================================================================
                                                                      536,724
=============================================================================


HEALTH CARE EQUIPMENT-1.82%

Terumo Corp.(b)                                          2,900        143,634
=============================================================================


HEAVY ELECTRICAL EQUIPMENT-1.70%

Mitsubishi Electric Corp.(b)                            13,000        133,823
=============================================================================


HOME ENTERTAINMENT SOFTWARE-4.35%

KONAMI Corp.(b)                                          1,900         68,264
-----------------------------------------------------------------------------
Nintendo Co., Ltd.(b)                                      300        166,248
-----------------------------------------------------------------------------
Square Enix Co., Ltd.(b)(c)                              3,300        107,987
=============================================================================
                                                                      342,499
=============================================================================


HOMEFURNISHING RETAIL-0.67%

Nitori Co., Ltd.(b)                                      1,000         52,841
=============================================================================


HOUSEHOLD APPLIANCES-1.18%

Hitachi Koki Co., Ltd.(b)                                5,600         92,854
=============================================================================


INDUSTRIAL MACHINERY-4.15%

Japan Steel Works, Ltd. (The)(b)(c)                     11,000        202,243
-----------------------------------------------------------------------------
THK Co., Ltd.(b)                                         5,600        124,953
=============================================================================
                                                                      327,196
=============================================================================


IT CONSULTING & OTHER SERVICES-1.17%

Nihon Unisys, Ltd.(b)                                    6,700         92,310
=============================================================================


LEISURE PRODUCTS-0.84%

Sankyo Co., Ltd.(b)                                      1,100         66,282
=============================================================================


LIFE & HEALTH INSURANCE-1.18%

Sony Financial Holdings Inc.(b)                             22         92,585
=============================================================================


MARINE-2.78%

Mitsui O.S.K. Lines, Ltd.(b)                            16,000        218,701
=============================================================================


OFFICE ELECTRONICS-1.46%

Canon Inc.                                               2,300        115,008
=============================================================================


OIL & GAS REFINING EXPLORATION & MARKETING-1.37%

AOC Holdings, Inc.(b)                                   10,000        107,746
=============================================================================


PACKAGED FOODS & MEATS-0.88%

Yakult Honsha Co., Ltd.(c)                               2,600         69,255
=============================================================================


PAPER PACKAGING-1.10%

Rengo Co., Ltd.(b)(c)                                   16,000         86,356
=============================================================================


PHARMACEUTICALS-1.37%

Daiichi Sankyo Co., Ltd.(b)(c)                           3,900        107,733
=============================================================================


PHOTOGRAPHIC PRODUCTS-1.85%

Nikon Corp.(b)(c)                                        5,000        145,644
=============================================================================


RAILROADS-0.91%

East Japan Railway Co.(b)                                    9         71,877
=============================================================================


REAL ESTATE MANAGEMENT & DEVELOPMENT-2.71%

AEON Mall Co., Ltd.(b)(c)                                3,100         97,715
-----------------------------------------------------------------------------
Mitsubishi Estate Co. Ltd.(b)(c)                         4,000        115,353
=============================================================================
                                                                      213,068
=============================================================================


SEMICONDUCTOR EQUIPMENT-1.23%

Tokyo Electron Ltd.(b)                                   1,500         96,783
=============================================================================


SEMICONDUCTORS-2.24%

Elpida Memory, Inc.(b)(c)(d)                             4,800        176,226
=============================================================================


SPECIALTY CHEMICALS-1.74%

Shin-Etsu Chemical Co., Ltd.(b)                          2,200        137,244
=============================================================================


STEEL-3.16%

Tokyo Steel Manufacturing Co., Ltd.(b)(c)                6,700         96,123
=============================================================================


Yamato Kogyo Co., Ltd.(b)(c)                             3,200        152,554
=============================================================================
                                                                      248,677
=============================================================================


TOBACCO-1.29%

Japan Tobacco Inc.(b)                                       21        101,865
=============================================================================


TRADING COMPANIES & DISTRIBUTORS-8.66%

Marubeni Corp.(b)                                       11,000         87,101
-----------------------------------------------------------------------------
Mitsubishi Corp.(b)                                      7,200        232,992
-----------------------------------------------------------------------------
Mitsui & Co., Ltd.(b)                                   10,000        233,026
-----------------------------------------------------------------------------
Sojitz Corp.(b)                                         33,800        129,189
=============================================================================
                                                                      682,308
=============================================================================


TRUCKING-1.19%

Sankyu Inc.(b)                                          18,000         93,793
=============================================================================


WIRELESS TELECOMMUNICATION SERVICES-3.32%

KDDI Corp.(b)                                               17        109,436
-----------------------------------------------------------------------------
NTT DoCoMo, Inc.(b)                                        103        152,353
=============================================================================
                                                                      261,789
=============================================================================
     Total Foreign Stocks (Japan) (Cost
       $7,277,582)                                                  7,697,434
=============================================================================



MONEY MARKET FUNDS-0.70%

Liquid Assets Portfolio-Institutional Class(e)          27,581         27,581
-----------------------------------------------------------------------------
Premier Portfolio-Institutional Class(e)                27,581         27,581
=============================================================================
     Total Money Market Funds (Cost $55,162)                           55,162
=============================================================================
TOTAL INVESTMENTS (excluding investments purchased
  with cash collateral from securities
  loaned)-98.44% (Cost $7,332,744)                                  7,752,596
=============================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM JAPAN FUND

                                                       SHARES        VALUE
-----------------------------------------------------------------------------

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES ON LOAN


MONEY MARKET FUNDS-19.92%

Liquid Assets Portfolio-Institutional Class (Cost
  $1,568,431)(e)(f)                                  1,568,431    $ 1,568,431
=============================================================================
TOTAL INVESTMENTS-118.36% (Cost $8,901,175)                         9,321,027
=============================================================================
OTHER ASSETS LESS LIABILITIES-(18.36)%                             (1,445,785)
=============================================================================
NET ASSETS-100.00%                                                $ 7,875,242
_____________________________________________________________________________
=============================================================================



Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at April 30, 2008 was $7,082,074, which represented 89.93% of the Fund's Net Assets. See Note 1A.
(c)   All or a portion of this security was out on loan at April 30, 2008.
(d)   Non-income producing security.
(e) The money market fund and the Fund are affiliated by having the same investment advisor.
(f) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1K.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM JAPAN FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2008
(Unaudited)




ASSETS:

Investments, at value (Cost $7,277,582)*   $ 7,697,434
------------------------------------------------------
Investments in affiliated money market
  funds (Cost $1,623,593)                    1,623,593
======================================================
     Total investments (Cost $8,901,175)     9,321,027
======================================================
Foreign currencies, at value (Cost
  $2,342)                                        2,058
------------------------------------------------------
Receivables for:
  Investments sold                             299,055
------------------------------------------------------
  Fund shares sold                              44,111
------------------------------------------------------
  Dividends                                     55,472
------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans              5,579
------------------------------------------------------
Other assets                                    33,485
======================================================
     Total assets                            9,760,787
______________________________________________________
======================================================


LIABILITIES:

Payables for:
  Investments purchased                        223,302
------------------------------------------------------
  Fund shares reacquired                         8,096
------------------------------------------------------
  Collateral upon return of securities
     loaned                                  1,568,431
------------------------------------------------------
Trustee deferred compensation and
  retirement plans                               5,579
------------------------------------------------------
Accrued distribution fees                       11,689
------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                       1,925
------------------------------------------------------
Accrued transfer agent fees                      4,063
------------------------------------------------------
Accrued operating expenses                      62,460
======================================================
     Total liabilities                       1,885,545
======================================================
Net assets applicable to shares
  outstanding                              $ 7,875,242
______________________________________________________
======================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest              $ 9,516,264
------------------------------------------------------
Undistributed net investment income             (9,660)
------------------------------------------------------
Undistributed net realized gain (loss)      (2,049,246)
------------------------------------------------------
Unrealized appreciation                        417,884
======================================================
                                           $ 7,875,242
______________________________________________________
======================================================



NET ASSETS:

Class A                                    $ 4,675,599
______________________________________________________
======================================================
Class B                                    $ 1,102,565
______________________________________________________
======================================================
Class C                                    $ 1,497,399
______________________________________________________
======================================================
Institutional Class                        $   599,679
______________________________________________________
======================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                        587,779
______________________________________________________
======================================================
Class B                                        140,830
______________________________________________________
======================================================
Class C                                        191,317
______________________________________________________
======================================================
Institutional Class                             75,001
______________________________________________________
======================================================
Class A:
  Net asset value per share                $      7.95
------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $7.95 divided
     by 94.50%)                            $      8.41
______________________________________________________
======================================================
Class B:
  Net asset value and offering price per
     share                                 $      7.83
______________________________________________________
======================================================
Class C:
  Net asset value and offering price per
     share                                 $      7.83
______________________________________________________
======================================================
Institutional Class:
  Net asset value and offering price per
     share                                 $      8.00
______________________________________________________
======================================================




* At April 30, 2008, securities with an aggregate value of $1,493,231 were on loan to brokers.



See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM JAPAN FUND

STATEMENT OF OPERATIONS

For the six months ended April 30, 2008
(Unaudited)




INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $4,861)                               $    64,966
------------------------------------------------------------------------------------------------
Dividends from affiliated money market funds (includes securities lending income
  of $4,955)                                                                               9,044
================================================================================================
     Total investment income                                                              74,010
================================================================================================


EXPENSES:

Advisory fees                                                                             35,936
------------------------------------------------------------------------------------------------
Administrative services fees                                                              24,863
------------------------------------------------------------------------------------------------
Custodian fees                                                                            10,440
------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                                  5,730
------------------------------------------------------------------------------------------------
  Class B                                                                                  5,393
------------------------------------------------------------------------------------------------
  Class C                                                                                  7,144
------------------------------------------------------------------------------------------------
Transfer agent fees -- A, B and C                                                         16,878
------------------------------------------------------------------------------------------------
Transfer agent fees -- Institutional                                                          17
------------------------------------------------------------------------------------------------
Trustees' and officer's fees and benefits                                                  7,786
------------------------------------------------------------------------------------------------
Registration and filing fees                                                              20,805
------------------------------------------------------------------------------------------------
Professional services fees                                                                33,535
------------------------------------------------------------------------------------------------
Other                                                                                     14,065
================================================================================================
     Total expenses                                                                      182,592
================================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)                (108,716)
================================================================================================
     Net expenses                                                                         73,876
================================================================================================
Net investment income                                                                        134
================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities                                                                 (770,599)
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                      (1,576)
================================================================================================
                                                                                        (772,175)
================================================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                                                 (639,372)
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                      (1,765)
================================================================================================
                                                                                        (641,137)
================================================================================================
Net realized and unrealized gain (loss)                                               (1,413,312)
================================================================================================
Net increase (decrease) in net assets resulting from operations                      $(1,413,178)
________________________________________________________________________________________________
================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM JAPAN FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2008 and the year ended October 31, 2007 (Unaudited)



                                                                             APRIL 30,     OCTOBER 31,
                                                                                2008           2007
------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income (loss)                                              $       134     $  (56,949)
------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                     (772,175)      (736,679)
------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                         (641,137)     1,211,373
======================================================================================================
     Net increase (decrease) in net assets resulting from operations         (1,413,178)       417,745
======================================================================================================
Share transactions-net:
  Class A                                                                       (90,845)       929,063
------------------------------------------------------------------------------------------------------
  Class B                                                                        25,336        216,649
------------------------------------------------------------------------------------------------------
  Class C                                                                        67,635        551,692
------------------------------------------------------------------------------------------------------
  Institutional Class                                                               278            432
======================================================================================================
     Net increase in net assets resulting from share transactions                 2,404      1,697,836
======================================================================================================
     Net increase (decrease) in net assets                                   (1,410,774)     2,115,581
======================================================================================================


NET ASSETS:

  Beginning of period                                                         9,286,016      7,170,435
======================================================================================================
  End of period (including undistributed net investment income (loss) of
     $(9,660) and $(9,794), respectively)                                   $ 7,875,242     $9,286,016
______________________________________________________________________________________________________
======================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM JAPAN FUND

NOTES TO FINANCIAL STATEMENTS

April 30, 2008
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Japan Fund (the "Fund") is a series portfolio of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is long-term growth of capital.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from

10        AIM JAPAN FUND
      investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, Invesco Aim Advisors may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. OTHER RISKS -- Investing in a single-country mutual fund involves greater risk than investing in a more diversified fund due to lack of exposure to other countries. The political and economic conditions and changes in regulatory, tax or economic policy in a single country could significantly affect the market in that country and in surrounding or related countries.

J. REDEMPTION FEES -- The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.

K. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities.

L. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and

11        AIM JAPAN FUND

      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

M. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                           0.935%
-------------------------------------------------------------------
Next $250 million                                            0.91%
-------------------------------------------------------------------
Next $500 million                                            0.885%
-------------------------------------------------------------------
Next $1.5 billion                                            0.86%
-------------------------------------------------------------------
Next $2.5 billion                                            0.835%
-------------------------------------------------------------------
Next $2.5 billion                                            0.81%
-------------------------------------------------------------------
Next $2.5 billion                                            0.785%
-------------------------------------------------------------------
Over $10 billion                                             0.76%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement between the Advisor and Invesco Asset Management (Japan) Limited, the Advisor pays Invesco Asset Management (Japan) Limited 40% of the amount of the Advisor's compensation on sub-advised assets.

  Under the terms of a new master sub-advisory agreement approved by shareholders of the Fund on February 29, 2008, effective May 1, 2008, between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and AIM Funds Management Inc. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C and Institutional Class shares to 1.70%, 2.45%, 2.45% and 1.45% of average daily net assets, respectively, through at least June 30, 2008. In determining the Advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. ("Invesco") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, the Advisor will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

  For the six months ended April 30, 2008, the Advisor waived advisory fees and reimbursed expenses of $91,741 and reimbursed class level expenses of $10,606, $2,496, $3,306 and $17 expenses of Class A, Class B, Class C and Institutional Class shares, respectively.

  At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2008, Invesco reimbursed expenses of the Fund in the amount of $79.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2008, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking

12        AIM JAPAN FUND
services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended April 30, 2008, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B, Class C and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2008, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

  Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2008, IADI advised the Fund that IADI retained $2,211 in front-end sales commissions from the sale of Class A shares and $0, $765 and $567 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2008, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $471.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended April 30, 2008, the Fund paid legal fees of $1,491 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company ("SSB"), the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

  Additionally, the Fund participates in an uncommitted unsecured revolving credit facility with SSB. The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by Invesco Aim, which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan. During the six months ended April 30, 2008, the Fund did not borrow under the uncommitted unsecured revolving credit facility.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.


13        AIM JAPAN FUND

  The Fund had a capital loss carryforward as of October 31, 2007 which expires as follows:

                                                                                   CAPITAL LOSS
EXPIRATION                                                                        CARRYFORWARD*
-----------------------------------------------------------------------------------------------
October 31, 2014                                                                    $  516,097
-----------------------------------------------------------------------------------------------
October 31, 2015                                                                       653,306
===============================================================================================
Total capital loss carryforward                                                     $1,169,403
_______________________________________________________________________________________________
===============================================================================================




* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2008 was $5,414,116 and $5,208,572, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

        UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                           $ 587,010
----------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                          (281,153)
==============================================================================================
Net unrealized appreciation of investment securities                                 $ 305,857
______________________________________________________________________________________________
==============================================================================================
Cost of investments for tax purposes is $9,015,170.


NOTE 8--SHARE INFORMATION

The Fund currently offers four different classes of shares: Class A, Class B, Class C and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class B shares and Class C shares are sold with a CDSC. Institutional Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

                                             CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------
                                                                     SIX MONTHS ENDED                YEAR ENDED
                                                                     APRIL 30, 2008(a)            OCTOBER 31, 2007
                                                                 ------------------------     ------------------------
                                                                  SHARES         AMOUNT        SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                         163,796     $ 1,303,309      696,155     $ 6,346,121
----------------------------------------------------------------------------------------------------------------------
  Class B                                                          16,819         128,143       45,503         412,714
----------------------------------------------------------------------------------------------------------------------
  Class C                                                          51,616         417,243      132,084       1,203,331
----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                 518           4,332           --              --
======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                             705           5,566        4,505          41,370
----------------------------------------------------------------------------------------------------------------------
  Class B                                                            (715)         (5,566)      (4,549)        (41,370)
======================================================================================================================
Reacquired:(b)
  Class A                                                        (175,018)     (1,399,720)    (602,418)     (5,458,428)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                         (13,241)        (97,241)     (17,261)       (154,695)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                         (42,792)       (349,608)     (72,973)       (651,639)
----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                (518)         (4,054)          --             432
======================================================================================================================
                                                                    1,170     $     2,404      181,046     $ 1,697,836
______________________________________________________________________________________________________________________
======================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 12% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
       In addition, 30% of the outstanding shares of the Fund are owned by Invesco Aim.
(b) Net of redemption fees of $1,316 and $5,556 which were allocated among the classes based on relative net assets of each class for the six months ended April 30, 2008 and the year ended October 31, 2007, respectively.


14        AIM JAPAN FUND

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                               CLASS A
                                                      --------------------------------------------------------
                                                                                              MARCH 31, 2006
                                                      SIX MONTHS ENDED      YEAR ENDED     (COMMENCEMENT DATE)
                                                          APRIL 30,        OCTOBER 31,        TO OCTOBER 31,
                                                            2008               2007                2006
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $  9.38            $ 8.83             $ 10.00
--------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                0.01             (0.04)              (0.04)
--------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
     and unrealized)                                         (1.44)             0.58               (1.14)
==============================================================================================================
     Total from investment operations                        (1.43)             0.54               (1.18)
==============================================================================================================
Redemption fees added to shares of beneficial
  interest                                                    0.00              0.01                0.01
==============================================================================================================
Net asset value, end of period                             $  7.95            $ 9.38             $  8.83
______________________________________________________________________________________________________________
==============================================================================================================
Total return(a)                                             (15.25)%            6.23%             (11.70)%
______________________________________________________________________________________________________________
==============================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)                   $ 4,676            $5,611             $ 4,417
______________________________________________________________________________________________________________
==============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements              1.71%(b)          1.72%               1.77%(c)
--------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements           4.56%(b)          4.56%               6.96%(c)
==============================================================================================================
Ratio of net investment income (loss) to average
  net assets                                                  0.22%(b)         (0.45)%             (0.87)%(c)
______________________________________________________________________________________________________________
==============================================================================================================
Portfolio turnover rate(d)                                      67%              128%                 37%
______________________________________________________________________________________________________________
==============================================================================================================




(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(b)  Ratios are annualized and based on average daily net assets of $4,608,978.
(c)  Annualized.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                               CLASS B
                                                      --------------------------------------------------------
                                                                                              MARCH 31, 2006
                                                      SIX MONTHS ENDED      YEAR ENDED     (COMMENCEMENT DATE)
                                                          APRIL 30,        OCTOBER 31,        TO OCTOBER 31,
                                                            2008               2007                2006
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $  9.26            $ 8.79             $ 10.00
--------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                               (0.02)            (0.10)              (0.08)
--------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
     and unrealized)                                         (1.41)             0.56               (1.14)
==============================================================================================================
     Total from investment operations                        (1.43)             0.46               (1.22)
==============================================================================================================
Redemption fees added to shares of beneficial
  interest                                                    0.00              0.01                0.01
==============================================================================================================
Net asset value, end of period                             $  7.83            $ 9.26             $  8.79
______________________________________________________________________________________________________________
==============================================================================================================
Total return(a)                                             (15.44)%            5.35%             (12.10)%
______________________________________________________________________________________________________________
==============================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)                   $ 1,103            $1,278             $ 1,005
______________________________________________________________________________________________________________
==============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements              2.46%(b)          2.47%               2.52%(c)
--------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements           5.31%(b)          5.31%               7.71%(c)
==============================================================================================================
Ratio of net investment income (loss) to average
  net assets                                                 (0.53)%(b)        (1.20)%             (1.62)%(c)
______________________________________________________________________________________________________________
==============================================================================================================
Portfolio turnover rate(d)                                      67%              128%                 37%
______________________________________________________________________________________________________________
==============================================================================================================




(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(b)  Ratios are annualized and based on average daily net assets of $1,084,467.
(c)  Annualized.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


15        AIM JAPAN FUND

                                                                               CLASS C
                                                      --------------------------------------------------------
                                                                                              MARCH 31, 2006
                                                      SIX MONTHS ENDED      YEAR ENDED     (COMMENCEMENT DATE)
                                                          APRIL 30,        OCTOBER 31,        TO OCTOBER 31,
                                                            2008               2007                2006
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $  9.27            $ 8.79             $ 10.00
--------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                               (0.02)            (0.10)              (0.08)
--------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
     and unrealized)                                         (1.42)             0.57               (1.14)
==============================================================================================================
     Total from investment operations                        (1.44)             0.47               (1.22)
==============================================================================================================
Redemption fees added to shares of beneficial
  interest                                                    0.00              0.01                0.01
==============================================================================================================
Net asset value, end of period                             $  7.83            $ 9.27             $  8.79
______________________________________________________________________________________________________________
==============================================================================================================
Total return(a)                                             (15.53)%            5.46%             (12.10)%
______________________________________________________________________________________________________________
==============================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)                   $ 1,497            $1,691             $ 1,085
______________________________________________________________________________________________________________
==============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements              2.46%(b)          2.47%               2.52%(c)
--------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements           5.31%(b)          5.31%               7.71%(c)
==============================================================================================================
Ratio of net investment income (loss) to average
  net assets                                                 (0.53)%(b)        (1.20)%             (1.62)%(c)
______________________________________________________________________________________________________________
==============================================================================================================
Portfolio turnover rate(d)                                      67%              128%                 37%
______________________________________________________________________________________________________________
==============================================================================================================




(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(b)  Ratios are annualized and based on average daily net assets of $1,436,690.
(c)  Annualized.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                         INSTITUTIONAL CLASS
                                                      --------------------------------------------------------
                                                                                              MARCH 31, 2006
                                                      SIX MONTHS ENDED      YEAR ENDED     (COMMENCEMENT DATE)
                                                          APRIL 30,        OCTOBER 31,        TO OCTOBER 31,
                                                            2008               2007                2006
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $  9.41            $ 8.85             $ 10.00
--------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                0.02             (0.02)              (0.03)
--------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
     and unrealized)                                         (1.43)             0.57               (1.13)
==============================================================================================================
     Total from investment operations                        (1.41)             0.55               (1.16)
==============================================================================================================
Redemption fees added to shares of beneficial
  interest                                                    0.00              0.01                0.01
==============================================================================================================
Net asset value, end of period                             $  8.00            $ 9.41             $  8.85
______________________________________________________________________________________________________________
==============================================================================================================
Total return(a)                                             (14.98)%            6.33%             (11.50)%
______________________________________________________________________________________________________________
==============================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)                   $   600            $  706             $   664
______________________________________________________________________________________________________________
==============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements              1.45%(b)          1.46%               1.52%(c)
--------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements           3.84%(b)          3.97%               6.41%(c)
==============================================================================================================
Ratio of net investment income (loss) to average
  net assets                                                  0.48%(b)         (0.19)%             (0.62)%(c)
______________________________________________________________________________________________________________
==============================================================================================================
Portfolio turnover rate(d)                                      67%              128%                 37%
______________________________________________________________________________________________________________
==============================================================================================================




(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(b)  Ratios are annualized and based on average daily net assets of $599,053.
(c)  Annualized.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.



16        AIM JAPAN FUND

NOTE 10--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION AND REGULATORY INQUIRIES


  On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and IADI (Order No. 05-
1318). The WVASC makes findings of fact that Invesco Aim and IADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and IADI violated the West Virginia securities laws. The WVASC orders Invesco Aim and IADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, Invesco Funds Group, Inc. ("IFG"), Invesco Aim, IADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and

  - that certain AIM Funds inadequately employed fair value pricing. The case pending in Illinois State Court was dismissed with prejudice on May 6, 2008.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more Invesco Aim
Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  At the present time, management of Invesco Aim and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on Invesco Aim, IADI or the Fund.


17        AIM JAPAN FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2007, through April 30, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (11/01/07)   (04/30/08)(1)   PERIOD(2)     (04/30/08)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00       $847.50        $ 7.85      $1,016.36       $ 8.57       1.71%
---------------------------------------------------------------------------------------------------
        B            1,000.00        845.60         11.29       1,012.63        12.31       2.46
---------------------------------------------------------------------------------------------------
        C            1,000.00        844.70         11.28       1,012.63        12.31       2.46
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2007, through April 30, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.


18        AIM JAPAN FUND

APPROVAL OF SUB-ADVISORY AGREEMENT

At in-person meetings held on December         A. Nature, Extent and Quality of         agreement, as well as the allocation of
12-13, 2007, the Board of Trustees of AIM         Services to be Provided by the        fees between Invesco Aim and the Affiliated
Investment Funds (the "Board"), including         Affiliated Sub-Advisors               Sub-Advisors pursuant to the sub-advisory
a majority of the independent trustees,                                                 agreement. The Board noted that the
voting separately, approved the             The Board reviewed the services to be       sub-advisory fees have no direct effect on
sub-advisory agreement for AIM Japan Fund   provided by the Affiliated Sub-Advisors     the Fund or its shareholders, as they are
(the "Fund"), effective on or about May     under the sub-advisory agreement and the    paid by Invesco Aim to the Affiliated
1, 2008. In so doing, the Board             credentials and experience of the           Sub-Advisors, and that Invesco Aim and the
determined that the sub-advisory            officers and employees of the Affiliated    Affiliated Sub-Advisors are affiliates.
agreement is in the best interests of the   Sub-Advisors who will provide these         After taking account of the Fund's
Fund and its shareholders and that the      services. The Board concluded that the      contractual sub-advisory fee rate, as well
compensation to AIM Funds Management Inc.   nature, extent and quality of the           as other relevant factors, the Board
(AIM Funds Management Inc. anticipates      services to be provided by the Affiliated   concluded that the Fund's sub-advisory fees
changing its name to Invesco Trimark        Sub-Advisors were appropriate. The Board    were fair and reasonable.
Investment Management Inc. on or prior to   noted that the Affiliated Sub-Advisors,
December 31, 2008), Invesco Asset           which have offices and personnel that are      D. Financial Resources of the Affiliated
Management Deutschland, GmbH, Invesco       geographically dispersed in financial             Sub-Advisors
Asset Management Limited, Invesco Asset     centers around the world, have been
Management (Japan) Limited, Invesco         formed in part for the purpose of           The Board considered whether each
Australia Limited, Invesco Global Asset     researching and compiling information and   Affiliated Sub-Advisor is financially sound
Management (N.A.), Inc., Invesco Hong       making recommendations on the markets and   and has the resources necessary to perform
Kong Limited, Invesco Institutional         economies of various countries and          its obligations under the sub-advisory
(N.A.), Inc., and Invesco Senior Secured    securities of companies located in such     agreement, and concluded that each
Management, Inc. (collectively, the         countries or on various types of            Affiliated Sub-Advisor has the financial
"Affiliated Sub-Advisors") under the        investments and investment techniques,      resources necessary to fulfill these
sub-advisory agreement is fair and          and providing investment advisory           obligations.
reasonable.                                 services. The Board concluded that the
                                            sub-advisory agreement will benefit the
   The independent trustees met             Fund and its shareholders by permitting
separately during their evaluation of the   Invesco Aim to utilize the additional
sub-advisory agreement with independent     resources and talent of the Affiliated
legal counsel from whom they received       Sub-Advisors in managing the Fund.
independent legal advice, and the
independent trustees also received             B. Fund Performance
assistance during their deliberations
from the independent Senior Officer, a      The Board did view Fund performance as a
full-time officer of the AIM Funds who      relevant factor in considering whether to
reports directly to the independent         approve the sub-advisory agreement for
trustees. The sub-advisory agreement was    the Fund, as one of the Affiliated
considered separately for the Fund,         Sub-Advisors currently serves as the
although the Board also considered the      sub-advisor to the Fund. The Board noted
common interests of all of the AIM Funds    that the Fund has not been in operation
in their deliberations. The Board           for a full calendar year. The Board also
comprehensively considered all of the       considered the steps Invesco Aim has
information provided to them and did not    taken over the last several years to
identify any particular factor that was     improve the quality and efficiency of the
controlling. Furthermore, each trustee      services that Invesco Aim provides to the
may have evaluated the information          AIM Funds. The Board concluded that
provided differently from one another and   Invesco Aim continues to be responsive to
attributed different weight to the          the Board's focus on fund performance.
various factors.
                                               C. Sub-Advisory Fees
   Set forth below is a discussion of the
material factors and related conclusions    The Board considered the services to be
that formed the basis for the Board's       provided by the Affiliated Sub-Advisors
approval of the sub-advisory agreement      pursuant to the sub-advisory agreement
for the Fund.                               and the services to be provided by
                                            Invesco Aim pursuant to the Fund's
                                            advisory


19      AIM JAPAN FUND

PROXY RESULTS

A Special Meeting ("Meeting") of Shareholders of AIM Japan Fund, an investment portfolio of AIM Investment Funds, a Delaware statutory trust ("Trust"), was held on February 29, 2008. The Meeting was held for the following purpose:

(1) Approve a new sub-advisory agreement between Invesco Aim Advisors, Inc. and each of AIM Funds Management, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Global Asset Management (N.A.), Inc.; Invesco Hong Kong Limited; Invesco Institutional (N.A.), Inc.; and Invesco Senior Secured Management, Inc.

The results of the voting on the above matter were as follows:


                                                                             VOTES          WITHHELD/           BROKER
      MATTER                                               VOTES FOR        AGAINST        ABSTENTIONS        NON-VOTES
-----------------------------------------------------------------------------------------------------------------------
(1)   Approve a new sub-advisory agreement between
      Invesco Aim Advisors, Inc. and each of AIM Funds
      Management, Inc.; Invesco Asset Management
      Deutschland, GmbH; Invesco Asset Management
      Limited; Invesco Asset Management (Japan) Limited;
      Invesco Australia Limited; Invesco Global Asset
      Management (N.A.), Inc.; Invesco Hong Kong
      Limited; Invesco Institutional (N.A.), Inc.; and
      Invesco Senior Secured Management, Inc. ..........    494,894          11,020           4,668            109,507



The Meeting was adjourned until March 28, 2008, with respect to the following proposals:

(1) Elect 13 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is elected and qualified.

(2) Approve an amendment to the Trust's Agreement and Declaration of Trust that would permit the Board of Trustees of the Trust to terminate the Trust, the Fund, and each other series portfolio of the Trust, or a share class without a shareholder vote.

The results of the voting on the above matters were as follows:


                                                                                                  WITHHELD/
      MATTERS                                                                VOTES FOR          ABSTENTIONS**
-------------------------------------------------------------------------------------------------------------
(1)*  Bob R. Baker...................................................        102,474,770          3,616,868
      Frank S. Bayley................................................        102,514,342          3,577,296
      James T. Bunch.................................................        102,289,114          3,802,524
      Bruce L. Crockett..............................................        102,291,441          3,800,197
      Albert R. Dowden...............................................        102,396,298          3,695,340
      Jack M. Fields.................................................        102,554,039          3,537,599
      Martin L. Flanagan.............................................        102,560,133          3,531,505
      Carl Frischling................................................        102,489,803          3,601,835
      Prema Mathai-Davis.............................................        102,539,885          3,551,753
      Lewis F. Pennock...............................................        102,270,904          3,820,734
      Larry Soll, Ph.D. .............................................        102,271,222          3,820,416
      Raymond Stickel, Jr. ..........................................        102,550,734          3,540,904
      Philip A. Taylor...............................................        102,512,878          3,578,760




                                                                              VOTES           WITHHELD/           BROKER
                                                          VOTES FOR          AGAINST         ABSTENTIONS         NON-VOTES
--------------------------------------------------------------------------------------------------------------------------
(2)*  Approve an amendment to the Trust's Agreement
      and Declaration of Trust that would permit the
      Board of Trustees of the Trust to terminate the
      Trust, the Fund, and each other series portfolio
      of the Trust, or a share class without a
      shareholder vote................................   66,789,909        10,167,853         2,948,760         26,185,116



 * Proposals 1 and 2 required approval by a combined vote of all of the portfolios of AIM Investment Funds.

** Includes Broker Non-Votes.


20        AIM JAPAN FUND

Supplement to Semiannual Report dated 4/30/08

AIM JAPAN FUND

                                             ==========================================
INSTITUTIONAL CLASS SHARES                   AVERAGE ANNUAL TOTAL RETURNS                    Had the advisor not waived fees and/or
The following information has been           For periods ended 4/30/08                    reimbursed expenses, performance would
prepared to provide Institutional Class                                                   have been lower.
shareholders with a performance overview     Inception (3/31/06)                -10.16%
specific to their holdings.                     1 Year                          -11.50       The performance data quoted represent
Institutional Class shares are offered          6 Months*                       -14.98    past performance and cannot guarantee
exclusively to institutional investors,                                                   comparable future results; current
including defined contribution plans that    ==========================================   performance may be lower or higher. Please
meet certain criteria.                       AVERAGE ANNUAL TOTAL RETURNS                 visit invescoaim.com for the most recent
                                             For periods ended 3/31/08, most recent       month-end performance. Performance figures
                                             calendar quarter-end                         reflect reinvested distributions and
                                                                                          changes in net asset value. Performance
                                             Inception (3/31/06)                -13.17%   figures do not reflect deduction of taxes
                                                1 Year                          -17.87    a shareholder would pay on Fund
                                                6 Months*                       -19.44    distributions or sale of Fund shares.
                                                                                          Investment return and principal value will
                                             *    Cumulative total return that has not    fluctuate so that you may have a gain or
                                                  been annualized                         loss when you sell shares.

                                             =========================================    (1)  Total annual operating expenses less
                                             Institutional Class shares have no sales          any contractual fee waivers and/or
                                             charge; therefore, performance is at net          expense reimbursements by the advisor
                                             asset value (NAV). Performance of                 in effect through at least June 30,
                                             Institutional Class shares will differ            2008. See current prospectus for more
                                             from performance of other share classes           information.
                                             primarily due to differing sales charges
                                             and class expenses.

                                                The net annual Fund operating expense
                                             ratio set forth in the most recent Fund
                                             prospectus as of the date of this
                                             supplement for Institutional Class shares
                                             was 1.46%.(1) The total annual Fund
                                             operating expense ratio set forth in the
                                             most recent Fund prospectus as of the date
                                             of this supplement for Institutional Class
                                             shares was 3.98%. The expense ratios
                                             presented above may vary from the expense
                                             ratios presented in other sections of the
                                             actual report that are based on expenses
                                             incurred during the period covered by the
                                             report.

                                                A redemption fee of 2% will be imposed
                                             on certain redemptions or exchanges out of
                                             the Fund within 30 days of purchase.
                                             Exceptions to the redemption fee are
                                             listed in the Fund's prospectus.

Over for information on your Fund's expenses.

=======================================================================================
THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                                                                                  [INVESCO AIM LOGO]
invescoaim.com   JAP-INS-2   Invesco Aim Distributors, Inc.                                                        - SERVICE MARK -

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2007, through April 30, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


-----------------------------------------------------------------------------------------------------------
                                                                            HYPOTHETICAL
                                                                      (5% ANNUAL RETURN BEFORE
                                                   ACTUAL                     EXPENSES)
                                         ------------------------------------------------------
                            BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                          ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
          CLASS             (11/01/07)   (04/30/08)(1)   PERIOD(2)     (04/30/08)    PERIOD(2)      RATIO
-----------------------------------------------------------------------------------------------------------
      Institutional         $1,000.00       $850.20        $6.67       $1,017.65       $7.27        1.45%
-----------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2007, through April 30, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.


AIM JAPAN FUND

===================================================================================================================================
EDELIVERY
INVESCOAIM.COM/EDELIVERY

REGISTER FOR EDELIVERY - eDelivery is the process of receiving your fund and account information via e-mail. Once your quarterly statements, tax forms, fund reports, and prospectuses are available, we will send you an e-mail notification containing links to these documents. For security purposes, you will need to log in to your account to view your statements and tax forms.

WHY SIGN UP?                                                       HOW DO I SIGN UP?

Register for eDelivery to:                                         It's easy. Just follow these simple steps:

-  save your Fund the cost of printing and postage.                1. Log in to your account.

-  reduce the amount of paper you receive.                         2. Click on the "Service Center" tab.

-  gain access to your documents faster by not waiting for the     3. Select "Register for eDelivery" and complete the consent
   mail.                                                              process.

-  view your documents online anytime at your convenience.

- save the documents to your personal computer or print them out for your records.

This service is provided by Invesco Aim Investment Services, Inc.
===================================================================================================================================

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC Web site at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in
Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following e-mail address: publicinfo@sec.gov.
The SEC file numbers for the Fund are 811-05426 and 033-19338.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim Web site, invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC Web site, sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2007, is available at our Web site. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy
Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

If used after July 20, 2008, this report must be accompanied by a Fund fact sheet or
Invesco Aim Quarterly Performance Review for the most recent quarter-end. Invesco Aim
--SERVICE MARK-- is a service mark of Invesco Aim Management Group, Inc. Invesco Aim
Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset
Management, Inc. and Invesco PowerShares Capital Management LLC are the investment advisors for the products and services represented by Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell
securities. Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc.,              [INVESCO AIM LOGO]
Invesco Global Asset Management (N.A.), Inc., AIM Funds Management Inc. (DBA AIM Trimark               - SERVICE MARK -
Investments), Invesco Asset Management (Japan) Ltd. and Invesco Hong Kong Ltd. are
affiliated investment advisors that serve as the subadvisor for some of the products and services represented by Invesco Aim. AIM Funds Management Inc. anticipates changing its name to Invesco Trimark Investment Management Inc. (DBA Invesco Trimark) on or prior to
Dec. 31, 2008. Invesco Aim Distributors, Inc. is the distributor for the retail mutual funds, exchange-traded funds and U.S. institutional money market funds represented by
Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

                                                                     invescoaim.com     JAP-SAR-1     Invesco Aim Distributors, Inc.

                              AIM LIBOR ALPHA FUND
                              Semiannual Report to Shareholders - April 30, 2008

[INVESCO AIM LOGO]
 - SERVICE MARK -

                                       [MOUNTAIN GRAPHIC]

AIM Investments                 2      Fund Performance
became INVESCO AIM              3      Letter to Shareholders
on March 31, 2008.              4      Schedule of Investments
                                7      Financial Statements
For more details, go            10     Notes to Financial Statements
to invescoaim.com               16     Financial Highlights
                                19     Fund Expenses
                                20     Approval of Sub-Advisory Agreement
                                21     Results of Proxy

                                For the most current month-end Fund performance and commentary, please visit invescoaim.com.

                                Unless otherwise noted, all data provided by Invesco Aim.

                                THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE
                                FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING
                                SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY
                                BEFORE INVESTING.

                                NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

FUND PERFORMANCE

=====================================================================================
PERFORMANCE SUMMARY                                                                     THE PERFORMANCE DATA QUOTED REPRESENT PAST
                                                                                        PERFORMANCE AND CANNOT GUARANTEE COMPARABLE
FUND VS. INDEXES                                                                        FUTURE RESULTS; CURRENT PERFORMANCE MAY BE
Cumulative total returns, 10/31/07 to 4/30/08, at net asset value (NAV). Performance    LOWER OR HIGHER. PLEASE VISIT
shown does not include applicable contingent deferred sales charges (CDSC) or           INVESCOAIM.COM FOR THE MOST RECENT
front-end sales charges, which would have reduced performance.                          MONTH-END PERFORMANCE. PERFORMANCE FIGURES
                                                                                        REFLECT REINVESTED DISTRIBUTIONS, CHANGES
Class A Shares                                                                  -2.86%  IN NET ASSET VALUE AND THE EFFECT OF THE
Class C Shares                                                                  -2.98   MAXIMUM SALES CHARGE UNLESS OTHERWISE
Class R Shares                                                                  -2.98   STATED. PERFORMANCE FIGURES DO NOT REFLECT
Lehman Brothers U.S. Aggregate Bond Index(triangle) (Broad Market Index)         4.08   DEDUCTION OF TAXES A SHAREHOLDER WOULD PAY
U.S. Three-Month LIBOR(triangle) (Style-Specific Index)                          1.97   ON FUND DISTRIBUTIONS OR SALE OF FUND
Lipper Short Investment Grade Bond Funds Index(triangle) (Peer Group Index)      1.09   SHARES. INVESTMENT RETURN AND PRINCIPAL
                                                                                        VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE A
(triangle)Lipper Inc.                                                                   GAIN OR LOSS WHEN YOU SELL SHARES.

The LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX covers U.S. investment-grade fixed-rate      THE NET ANNUAL FUND OPERATING EXPENSE
bonds with components for government and corporate securities, mortgage                 RATIO SET FORTH IN THE MOST RECENT FUND
pass-throughs, and asset-backed securities.                                             PROSPECTUS AS OF THE DATE OF THIS REPORT
                                                                                        FOR CLASS A, CLASS C AND CLASS R SHARES WAS
   The U.S. THREE-MONTH LIBOR (London Interbank Offered Rate) is an average rate        0.86%, 1.11% AND 1.11%, RESPECTIVELY.(1)
derived from the quotations provided by the banks determined by the British Bankers'    THE TOTAL ANNUAL FUND OPERATING EXPENSE
Association for a 3-month deposit in U.S. Dollars during a given month. USD Libor is    RATIO SET FORTH IN THE MOST RECENT FUND
calculated on an ACT/360 basis and for value two business days after the fixing.        PROSPECTUS AS OF THE DATE OF THIS REPORT
                                                                                        FOR CLASS A, CLASS C AND CLASS R SHARES WAS
   The LIPPER SHORT INVESTMENT GRADE BOND FUNDS INDEX is an equally weighted            1.37%, 2.12% AND 1.62%, RESPECTIVELY. THE
representation of the largest funds in the Lipper Short Investment Grade Bond Funds     EXPENSE RATIOS PRESENTED ABOVE MAY VARY
category. These funds invest primarily in investment grade debt issues with             FROM THE EXPENSE RATIOS PRESENTED IN OTHER
dollar-weighted average maturities of less than three years.                            SECTIONS OF THIS REPORT THAT ARE BASED ON
                                                                                        EXPENSES INCURRED DURING THE PERIOD COVERED
   The Fund is not managed to track the performance of any particular index,            BY THIS REPORT.
including the indexes defined here, and consequently, the performance of the Fund may
deviate significantly from the performance of the indexes.                                 CLASS A SHARE PERFORMANCE REFLECTS THE
                                                                                        MAXIMUM 2.50% SALES CHARGE. CLASS C SHARES
   A direct investment cannot be made in an index. Unless otherwise indicated, index    DO NOT HAVE A FRONT-END SALES CHARGE OR A
results include reinvested dividends, and they do not reflect sales charges.            CDSC; THEREFORE, PERFORMANCE QUOTED IS AT
Performance of an index of funds reflects fund expenses; performance of a market        NET ASSET VALUE. CLASS R SHARES DO NOT HAVE
index does not.                                                                         A FRONT-END SALES CHARGE; RETURNS SHOWN ARE
=====================================================================================   AT NET ASSET VALUE AND DO NOT REFLECT A
                                                                                        0.75% CDSC THAT MAY BE IMPOSED ON A TOTAL
=========================================   =========================================   REDEMPTION OF RETIREMENT PLAN ASSETS WITHIN
AVERAGE ANNUAL TOTAL RETURNS                AVERAGE ANNUAL TOTAL RETURNS                THE FIRST YEAR.
As of 4/30/08, including maximum            As of 3/31/08, the most recent calendar
applicable sales charges                    quarter-end, including maximum applicable      THE PERFORMANCE OF THE FUND'S SHARE
                                            sales charges                               CLASSES WILL DIFFER PRIMARILY DUE TO
                                                                                        DIFFERENT SALES CHARGE STRUCTURES AND CLASS
CLASS A SHARES                              CLASS A SHARES                              EXPENSES.
Inception (3/31/06)                  0.36%  Inception (3/31/06)                  0.13%
 1 Year                             -4.23    1 Year                             -4.32      HAD THE ADVISOR NOT WAIVED FEES AND/OR
                                                                                        REIMBURSED EXPENSES, PERFORMANCE WOULD HAVE
CLASS C SHARES                              CLASS C SHARES                              BEEN LOWER.
Inception (3/31/06)                  1.35%  Inception (3/31/06)                  1.17%
 1 Year                             -1.99    1 Year                             -2.08   1  Total annual operating expenses less any
                                                                                           contractual fee waivers and/or expense
CLASS R SHARES                              CLASS R SHARES                                 reimbursements by the advisor in effect
Inception (3/31/06)                  1.35%  Inception (3/31/06)                  1.17%     through at least June 30, 2008. See
 1 Year                             -1.99    1 Year                             -2.08      current prospectus for more information.
=========================================   =========================================


2      AIM LIBOR ALPHA FUND

                       Dear Fellow AIM Fund Shareholders:

                       The lines of communication are open: More than 250 of you have responded to the invitation I extended in my previous letter to complete an online survey, and more than 50 shareholders have contacted me directly by
  [CROCKETT            e-mail. When I could respond quickly and easily to a shareholder's specific concern I did, but the messages
    PHOTO]             for the most part raised consistent issues that I respond to here.

                          I have received many suggestions, a few complaints, and one offer to buy a gold mine! In general, your letters expressed an appreciation for transparency, frankness and the opportunity to comment. Nevertheless,
Bruce Crockett         several shareholders found room for improvement in communications. Some would like more concise letters while others would prefer reports to be more customized for their particular information needs. With these reports going to tens of thousands of people, shareholder communications necessarily have to cover those issues common to a diverse population as well as the information required by law. The ability to change or further customize letters and reports is also affected by technology, timeliness and cost.

   Online survey responders preferred electronic communications to paper at a ratio of 63% to 37%. Direct responders expressed more of a preference for paper, especially for long reports. Electronic communications are more cost-effective than paper communications that have to be printed and mailed, so I encourage those who have resisted electronic communications to give them a try.

   The correspondence shows that improving fund performance and reducing shareholder costs remain the key shareholder concerns.
Several letters noted individual funds where performance had changed for the better, while others remained dissatisfied with the returns from funds they hold. Although 75% of the online survey responders wanted to see more overall fund performance data in these letters, and 58% wanted more information on individual funds, Securities and Exchange Commission (SEC) and Financial Industry
Regulatory Authority (FINRA) rules are very specific about the way fund performance can be discussed in print. Respect for those rules prevents me from commenting on individual funds or very recent results here, but I can assure you that your Board and all of its Investments subcommittees continue to work with Invesco Aim to make improved performance a top priority for all fund managers.

   Expense levels came up as another dominant issue, and no respondent felt these were too low. Several shareholders questioned the need for 12b-1 fees, which cover the cost of distributing fund shares and thereby help the fund to attract new assets. Your Board reviews the funds' 12b-1 fees annually with the shareholders' best interests in mind. While your Board keeps its eye on containing or lowering these fees wherever possible, we also are mindful that 12b-1 fees may be necessary in order to maintain an effective distribution system for fund shares.

   The value of communication between the Board and shareholders has been noted within and beyond the Invesco Aim community. In the online survey, 87% of the respondents felt it was either somewhat or very important to hear directly from the Board, with 55%
saying it was very important. Morningstar--TRADEMARK-- , the mutual fund tracking company, also commented favorably on this channel of communication in its fall 2007 update of fund stewardship grades, where Invesco Aim was one of fewer than 10 fund boards to get an A for board quality, according to BoardIQ (11/13/07).

   In other news, Ruth Quigley retired from your Board at the end of 2007, and we thank her for her many years of dedicated service. Larry Soll has assumed Ruth's place as a vice chair of the Investments Committee. The Valuation Committee, which Ruth used to chair, has been reorganized as the Valuation, Distribution and Proxy Oversight Committee under the chairmanship of Carl
Frischling. The elevation of proxy oversight to standing committee status responds to suggestions from shareholders. In addition,
Prema Mathai-Davis assumed my seat on the Governance Committee, and I moved to the Audit Committee.

   Your Board looks forward to another year of diligent effort on your behalf, and we are even more strongly motivated by your feedback. The invitation remains open to e-mail me at bruce@brucecrockett.com. I look forward to hearing from you.

Sincerely,


/S/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair
AIM Funds Board of Trustees

June 16, 2008


3      AIM LIBOR ALPHA FUND

PORTFOLIO COMPOSITION

By industry, based on Net Assets
as of April 30, 2008



-------------------------------------------------------------------------
Collateralized Mortgage Obligations                                  31.3%
-------------------------------------------------------------------------
Other Diversified Financial Services                                 12.9
-------------------------------------------------------------------------
Asset-Backed Securities -- Consumer Receivables                      11.1
-------------------------------------------------------------------------
Diversified Banks                                                     7.5
-------------------------------------------------------------------------
Credit Cards                                                          4.5
-------------------------------------------------------------------------
Homebuilding                                                          4.1
-------------------------------------------------------------------------
U.S. Government Sponsored Mortgage Backed Securities                  4.3
-------------------------------------------------------------------------
Investment Banking & Brokerage                                        2.1
-------------------------------------------------------------------------
Independent Power Producers & Energy Traders                          2.0
-------------------------------------------------------------------------
Other Industries, Each with Less than 2% of Total Net Assets         11.9
-------------------------------------------------------------------------
Money Market Funds Plus Other Assets Less Liabilities                 8.3
_________________________________________________________________________
=========================================================================





SCHEDULE OF INVESTMENTS(A)

April 30, 2008
(Unaudited)




                                                      PRINCIPAL
                                                       AMOUNT         VALUE
------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-47.59%

ASSET-BACKED SECURITIES-CONSUMER RECEIVABLES-11.07%

Long Beach Mortgage Loan Trust, Series 2006-7,
  Class 2A1, Floating Rate Pass Through Ctfs.,
  2.95%, 08/25/36(b)(c)                              $  395,163    $   383,993
------------------------------------------------------------------------------
Morgan Stanley ABS Capital I, Series 2005-HE4,
  Class A2B, Floating Rate Pass Through Ctfs.,
  3.14%, 07/25/35(b)(c)                                  12,287         12,261
------------------------------------------------------------------------------
Residential Asset Securities Corp., Series 2007-
  KS4, Class A1, Floating Rate Pass Through Ctfs.,
  3.00%, 05/25/37(b)(c)                                 750,250        731,264
------------------------------------------------------------------------------
Saxon Asset Securities Trust,
  Series 2004-2, Class MV3, Floating Rate Pass
  Through Ctfs., 4.80%, 08/25/35(b)(c)(d)               801,612        529,845
------------------------------------------------------------------------------
  Series 2007-2, Class A2A, Floating Rate Pass
  Through Ctfs., 3.00%, 05/25/47(b)(c)                  759,152        728,531
------------------------------------------------------------------------------
Wells Fargo Home Equity Trust, Series 2006-3,
  Class A1, Floating Rate Pass Through Ctfs.,
  2.95%, 01/25/37(b)(c)                                 442,737        430,062
==============================================================================
                                                                     2,815,956
==============================================================================


ASSET-BACKED SECURITIES-MANUFACTURED HOUSING-0.74%

Vanderbilt Mortgage Finance,
  Series 2002-B, Class A4, Pass Through Ctfs.,
  5.84%, 02/07/26(b)                                     80,000         80,021
------------------------------------------------------------------------------
  Series 2002-C, Class A4, Pass Through
  Ctfs.,6.57%, 08/07/24(b)                              105,000        108,096
==============================================================================
                                                                       188,117
==============================================================================


COLLATERALIZED MORTGAGE OBLIGATIONS-31.25%

Banc Of America Mortgage Securities, Series 2004-
  D, Class 2A2, Floating Rate Pass Through Ctfs.,
  4.20%, 05/25/34(b)(c)                                 972,112        900,975
------------------------------------------------------------------------------
BNC Mortgage Loan Trust, Series 2007-2, Class A2,
  Floating Rate Pass Through Ctfs., 3.00%,
  05/25/37(b)(c)                                        802,697        766,761
------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, Series
  2007-BC2, Class 2A1, Floating Rate Pass Through
  Ctfs., 2.99%, 06/25/37(b)(c)                          576,083        545,533
------------------------------------------------------------------------------
Fannie Mae REMIC, Series 2003-112, Class FA,
  Floating Rate Pass Through Ctfs., 3.40%,
  01/25/28(b)(c)                                        785,158        779,654
------------------------------------------------------------------------------
Fannie Mae Whole Loan, Series 2004-W5, Class F1,
  Floating Rate Pass Through Ctfs., 3.35%,
  02/25/47(b)(c)                                        373,725        374,975
------------------------------------------------------------------------------
Freddie Mac REMIC,
  Series 2399, Class XF, Floating Rate Pass
  Through Ctfs., 3.67%, 01/15/32(b)(c)                  418,074        421,198
------------------------------------------------------------------------------
  Series 2470, Class JF, Floating Rate Pass
  Through Ctfs., 3.72%, 12/15/31(b)(c)                  644,880        648,320
------------------------------------------------------------------------------
GS Mortgage Securities Corp. II, Series 2007-EOP,
  Class J, Floating Rate Pass Through Ctfs.,
  3.59%, 03/06/20(b)(c)(e)                              225,000        197,668
------------------------------------------------------------------------------
JP Morgan Chase Commercial Mortgage Securities
  Corp., Series 2005-FL1A, Class A1, Floating Rate
  Pass Through Ctfs., 2.83%, 02/15/19(b)(c)(e)           14,130         13,635
------------------------------------------------------------------------------
Morgan Stanley ABS Capital I, Series 2007-NC2,
  Class A2A, Floating Rate Pass Through Ctfs.,
  3.01%, 02/25/37(b)(c)                                 707,853        689,905
------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        AIM LIBOR ALPHA FUND

                                                      PRINCIPAL
                                                       AMOUNT         VALUE
------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS-(CONTINUED)

Morgan Stanley Capital I, Series 2007-IQ16, Class A4, Pass Through Ctfs.,
  5.81%, 12/12/49 (Acquired 11/15/07; Cost $321,755)(b)(d)(e)
$320,000                                             $  318,123
------------------------------------------------------------------------------
Structured Adjustable Rate Mortgage Loan Trust,
  Series 2004-1, Class 3A1, Pass Through Ctfs.,
  6.97%, 02/25/34(b)(c)                                 190,818        185,335
------------------------------------------------------------------------------
  Series 2005-11, Class 1A1, Pass Through Ctfs.,
  5.53%, 05/25/35(b)(c)                                 169,794        161,033
------------------------------------------------------------------------------
Wells Fargo Home Equity Trust-Series 2007-2, Class
  A1, Floating Rate Pass Through Ctfs., 2.99%,
  04/25/37(b)(c)                                        767,257        746,997
------------------------------------------------------------------------------
Wells Fargo Mortgage Backed Securities Trust,
  Series 2004-S, Class A1, Pass Through Ctfs.,
  3.54%, 09/25/34(b)                                  1,273,514      1,201,640
==============================================================================
                                                                     7,951,752
==============================================================================


CREDIT CARDS-4.50%

Bank of America Credit Card Trust, Series 2006-C7,
  Class C7, Floating Rate Pass Through Ctfs.,
  2.95%, 03/15/12(b)(c)                                 500,000        460,654
------------------------------------------------------------------------------
MBNA Credit Card Master Note Trust, Series 2005-
  C3, Class C, Floating Rate Pass Through Ctfs.,
  2.99%, 03/15/11(b)(c)                                 700,000        685,189
==============================================================================
                                                                     1,145,843
==============================================================================


HOME EQUITY LOAN-0.03%

Countrywide Asset-Backed Certificates, Series
  2007-9, Class B, Floating Rate Pass Through
  Ctfs., 5.40%, 06/25/47(b)(c)(e)                       140,000          8,188
==============================================================================
     Total Asset-Backed Securities (Cost
       $12,860,266)                                                 12,109,856
==============================================================================



BONDS & NOTES-37.43%

CONSUMER FINANCE-0.39%

International Lease Finance Corp., Sr. Unsec.
  Global Notes, 4.35%, 09/15/08(b)                      100,000        100,078
==============================================================================


DIVERSIFIED BANKS-7.50%

Banco Mercantil del Norte S.A. (Mexico), Unsec.
  Sub. First Tier Bonds, 6.86%, 10/13/21(b)(e)          300,000        270,330
------------------------------------------------------------------------------
First Union Capital I, Series A, Jr. Unsec. Gtd.
  Sub. Trust Pfd. Capital Securities, 7.94%,
  01/15/27(b)                                           500,000        510,245
------------------------------------------------------------------------------
HSBC America Capital Trust II, Gtd. Trust Pfd.
  Capital Securities, 8.38%, 05/15/27(b)(e)             610,000        636,504
------------------------------------------------------------------------------
Wachovia Capital Trust I, Sub. Trust Pfd. Capital
  Securities, 7.64%, 01/15/27(b)(e)                     495,000        491,337
==============================================================================
                                                                     1,908,416
==============================================================================


ELECTRICAL COMPONENTS & EQUIPMENT-0.99%

PPL Energy Supply LLC, Sr. Unsec. Notes, 6.50%,
  05/01/18(b)                                           250,000        250,990
==============================================================================


HEALTH CARE EQUIPMENT-0.60%

Covidien International Finance S.A., Sr. Unsec.
  Gtd. Unsub. Notes, 6.00%, 10/15/17(b)(e)              150,000        153,318
==============================================================================


HEALTH CARE FACILITIES-1.91%

Impress Holdings B.V. (Netherlands), Sr. Sec. Gtd.
  Floating Rate Bonds, 5.84%, 09/15/13(b)(c)(e)         575,000        486,877
==============================================================================


HOMEBUILDING-4.04%

Centex Corp., Sr. Unsec. Notes, 4.88%, 08/15/08(b)    1,035,000      1,028,935
==============================================================================


HYPERMARKETS & SUPER CENTERS-0.24%

Wal-Mart Stores Inc., Sr. Unsec. Notes, 6.20%,
  04/15/38(b)                                            60,000         61,024
==============================================================================


INDUSTRIAL CONGLOMERATES-0.75%

General Electric Capital Corp, Sr. Unsec. Global
  Notes, 4.80%, 05/01/13(b)                             190,000        189,968
==============================================================================


INVESTMENT BANKING & BROKERAGE-2.14%

Lehman Brothers Holding Inc., Sr. Floating Rate
  Medium Term Notes, 3.12%, 05/29/08(b)(c)              400,000        399,680
------------------------------------------------------------------------------
Lehman Brothers Holdings Inc., Series I, Sr.
  Unsec. Medium Term Notes, 6.88%, 05/02/18(b)          140,000        143,681
==============================================================================
                                                                       543,361
==============================================================================


MOVIES & ENTERTAINMENT-0.25%

Vivendi, Notes, 6.63%, 04/04/18(b)(e)                    65,000         63,853
==============================================================================


MULTI-LINE INSURANCE-0.43%

International Lease Finance Corp., Sr. Unsec.
  Floating Rate Medium Term Notes, 2.76%,
  06/26/09(b)(c)                                        110,000        109,084
==============================================================================


MULTI-SECTOR HOLDINGS-1.59%

Capmark Financial Group, Inc., Sr. Unsec. Gtd.
  Floating Rate Global Notes, 3.75%,
  05/10/10(b)(c)                                        500,000        405,325
==============================================================================


OTHER DIVERSIFIED FINANCIAL SERVICES-12.90%

BankAmerica Capital II, Series 2, Jr. Unsec. Gtd.
  Sub. Trust Pfd. Capital Securities, 8.00%,
  12/15/26(b)                                           370,000        382,155
------------------------------------------------------------------------------
Countrywide Home Loans, Inc., Series L, Unsec.
  Gtd. Unsub. Medium Term Global Notes, 3.25%,
  05/21/08(b)                                         1,500,000      1,500,000
------------------------------------------------------------------------------
JPM Chase Capital XXIII, Jr. Sub. Gtd. Floating
  Rate Global Notes, 4.07%, 05/15/47(b)(c)              750,000        575,182
------------------------------------------------------------------------------
JPMorgan Chase & Co., Jr. Unsec. Sub. Notes,
  7.90%(b)                                              125,000        127,763
------------------------------------------------------------------------------
Lazard Group, Sr. Unsec. Global Notes, 6.85%,
  06/15/17(b)                                           155,000        145,044
------------------------------------------------------------------------------
NB Capital Trust II, Jr. Unsec. Gtd. Sub. Trust
  Pfd. Capital Securities, 7.83%, 12/15/26(b)           545,000        553,273
==============================================================================
                                                                     3,283,417
==============================================================================


PACKAGED FOODS & MEATS-1.01%

Dr. Pepper Snapple Group Inc., Sr. Notes, 6.82%,
  05/01/18(b)(e)                                        250,000        257,612
==============================================================================


PAPER PRODUCTS-0.70%

Mercer International Inc., Sr. Unsec. Global
  Notes, 9.25%, 02/15/13(b)                             200,000        177,750
==============================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM LIBOR ALPHA FUND

                                                      PRINCIPAL
                                                       AMOUNT         VALUE
------------------------------------------------------------------------------
REGIONAL BANKS-1.34%

Popular North America Inc., Series E, Sr. Unsec.
  Gtd. Unsub. Medium Term Notes, 3.88%,
  10/01/08(b)                                        $  340,000    $   340,544
==============================================================================


SYSTEMS SOFTWARE-0.31%

Oracle Corp., Sr. Unsec. Unsub. Global Notes,
  6.50%, 04/15/38(b)                                     75,000         77,363
==============================================================================


THRIFTS & MORTGAGE FINANCE-0.34%

Countrywide Financial Corp., Unsec. Gtd. Unsub.
  Medium Term Global Notes, 5.80%, 06/07/12(b)           90,000         85,950
==============================================================================
     Total Bonds & Notes (Cost $9,874,456)                           9,523,865
==============================================================================



U.S. GOVERNMENT SPONSORED MORTGAGE-BACKED SECURITIES-4.24%

FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-3.14%

Floating Rate Pass Through Ctfs. 6.53%,
  07/01/36(b)(c)                                        771,392        799,511
==============================================================================


FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-1.10%

Floating Rate Pass Through Ctfs. 6.70%,
  11/01/32(b)(c)                                        274,290        278,833
==============================================================================
     Total U.S. Government Sponsored Mortgage-
       Backed Securities (Cost $1,058,698)                           1,078,344
==============================================================================


                                                         SHARES

PREFERRED STOCKS-1.94%

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS-1.94%

AES Trust VII, Gtd. Trust Pfd. (Cost $497,700)           10,000        495,000
==============================================================================


                                                      PRINCIPAL
                                                         AMOUNT          VALUE
==============================================================================

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-0.53%

FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-0.10%

  Sr. Unsec. Disc. Notes, 2.59%, 06/06/08(f)(g)          25,000         24,935
==============================================================================


FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-0.43%

Sr. Unsec. Disc. Notes,
  2.48%, 06/10/08(f)(g)                                  60,000         59,831
------------------------------------------------------------------------------
  2.58%, 06/10/08(f)(g)                                  50,000         49,860
==============================================================================
                                                                       109,691
==============================================================================
     Total U.S. Government Sponsored Agency
       Securities (Cost $134,626)                                      134,626
==============================================================================


                                                         SHARES

MONEY MARKET FUNDS-4.92%

Liquid Assets Portfolio-Institutional Class(h)          626,693        626,693
------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(h)                626,693        626,693
==============================================================================
     Total Money Market Funds (Cost $1,253,386)                      1,253,386
==============================================================================
TOTAL INVESTMENTS-96.65% (Cost $25,679,132)                         24,595,077
==============================================================================
OTHER ASSETS LESS LIABILITIES-3.35%                                    851,979
==============================================================================
NET ASSETS-100.00%                                                 $25,447,056
______________________________________________________________________________
==============================================================================



Investment Abbreviations:

ABS     - Asset Backed Security
Ctfs.   - Certificates
Disc.   - Discounted
Gtd.    - Guaranteed
Jr.     - Junior
Pfd.    - Preferred
REMIC   - Real Estate Mortgage Investment Conduit
Sec.    - Secured
Sr.     - Senior
Sub.    - Subordinated
Unsec.  - Unsecured
Unsub.  - Unsubordinated


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at April 30, 2008 was $22,712,065, which represented 89.25% of the Fund's Net Assets. See Note 1A.
(c) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2008.
(d) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at April 30, 2008 was $847,968, which represented 3.33% of the Fund's Net Assets.
(e) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2008 was $2,897,445, which represented 11.39% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(f) All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1K and Note 7.
(g) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(h) The money market fund and the Fund are affiliated by having the same investment advisor.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM LIBOR ALPHA FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2008
(Unaudited)




ASSETS:

Investments, at value (Cost $24,425,746)   $23,341,691
------------------------------------------------------
Investments in affiliated money market
  funds (Cost $1,253,386)                    1,253,386
======================================================
     Total investments (Cost
       $25,679,132)                         24,595,077
======================================================
Foreign currencies, at value (Cost
  $990,042)                                    986,418
------------------------------------------------------
Receivables for:
  Investments sold                             340,609
------------------------------------------------------
  Fund shares sold                               7,512
------------------------------------------------------
  Dividends and Interest                       201,346
------------------------------------------------------
  Principal paydowns                            12,629
------------------------------------------------------
  Fund expenses absorbed                         2,994
------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans              5,739
------------------------------------------------------
Other assets                                    28,518
======================================================
     Total assets                           26,180,842
______________________________________________________
======================================================


LIABILITIES:

Payables for:
  Investments purchased                        204,032
------------------------------------------------------
  Fund shares reacquired                       110,134
------------------------------------------------------
  Variation margin                              22,412
------------------------------------------------------
Trustee deferred compensation and
  retirement plans                               6,873
------------------------------------------------------
Unrealized depreciation on swap
  agreements                                   319,319
------------------------------------------------------
Accrued distribution fees                        7,695
------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                       2,016
------------------------------------------------------
Accrued transfer agent fees                      6,784
------------------------------------------------------
Accrued operating expenses                      54,521
======================================================
     Total liabilities                         733,786
======================================================
Net assets applicable to shares
  outstanding                              $25,447,056
______________________________________________________
======================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest              $28,453,526
------------------------------------------------------
Undistributed net investment income             60,844
------------------------------------------------------
Undistributed net realized gain (loss)      (1,660,088)
------------------------------------------------------
Unrealized appreciation (depreciation)      (1,407,226)
======================================================
                                           $25,447,056
______________________________________________________
======================================================



NET ASSETS:

Class A                                    $15,004,465
______________________________________________________
======================================================
Class C                                    $10,363,147
______________________________________________________
======================================================
Class R                                    $    19,247
______________________________________________________
======================================================
Institutional Class                        $    60,197
______________________________________________________
======================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                      1,629,538
______________________________________________________
======================================================
Class C                                      1,125,179
______________________________________________________
======================================================
Class R                                          2,090
______________________________________________________
======================================================
Institutional Class                              6,539
______________________________________________________
======================================================
Class A:
  Net asset value per share                $      9.21
------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $9.21 divided
     by 97.50%)                            $      9.45
______________________________________________________
======================================================
Class C:
  Net asset value and offering price per
     share                                 $      9.21
______________________________________________________
======================================================
Class R:
  Net asset value and offering price per
     share                                 $      9.21
______________________________________________________
======================================================
Institutional Class:
  Net asset value and offering price per
     share                                 $      9.21
______________________________________________________
======================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM LIBOR ALPHA FUND

STATEMENT OF OPERATIONS

For the six months ended April 30, 2008
(Unaudited)




INVESTMENT INCOME:

Interest                                                                             $ 1,009,658
------------------------------------------------------------------------------------------------
Dividends                                                                                 54,304
------------------------------------------------------------------------------------------------
Dividends from affiliated money market funds                                              21,160
================================================================================================
     Total investment income                                                           1,085,122
================================================================================================


EXPENSES:

Advisory fees                                                                             75,757
------------------------------------------------------------------------------------------------
Administrative services fees                                                              24,863
------------------------------------------------------------------------------------------------
Custodian fees                                                                             7,314
------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                                 25,744
------------------------------------------------------------------------------------------------
  Class C                                                                                 64,978
------------------------------------------------------------------------------------------------
  Class R                                                                                     48
------------------------------------------------------------------------------------------------
Transfer agent fees -- A, C and R                                                         18,366
------------------------------------------------------------------------------------------------
Transfer agent fees -- Institutional                                                          11
------------------------------------------------------------------------------------------------
Trustees' and officer's fees and benefits                                                  8,157
------------------------------------------------------------------------------------------------
Registration and filing fees                                                              21,799
------------------------------------------------------------------------------------------------
Professional services fees                                                                27,812
------------------------------------------------------------------------------------------------
Other                                                                                     15,963
================================================================================================
     Total expenses                                                                      290,812
================================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)                (132,271)
================================================================================================
     Net expenses                                                                        158,541
================================================================================================
Net investment income                                                                    926,581
================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities (includes net gains (losses) from securities sold to
     affiliates of $(6,977))                                                          (1,016,734)
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                      59,224
------------------------------------------------------------------------------------------------
  Foreign currency contracts                                                            (131,680)
------------------------------------------------------------------------------------------------
  Futures contracts                                                                     (167,056)
------------------------------------------------------------------------------------------------
  Swap agreements                                                                        (99,431)
================================================================================================
                                                                                      (1,355,677)
================================================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                                                 (699,499)
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                      (3,898)
------------------------------------------------------------------------------------------------
  Foreign currency contracts                                                              92,877
------------------------------------------------------------------------------------------------
  Futures contracts                                                                       53,511
------------------------------------------------------------------------------------------------
  Swap agreements                                                                       (238,336)
================================================================================================
                                                                                        (795,345)
================================================================================================
Net realized and unrealized gain (loss)                                               (2,151,022)
================================================================================================
Net increase (decrease) in net assets resulting from operations                      $(1,224,441)
________________________________________________________________________________________________
================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM LIBOR ALPHA FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2008 and the year ended October 31, 2007 (Unaudited)



                                                                              APRIL 30,     OCTOBER 31,
                                                                                2008            2007
-------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                     $    926,581    $ 2,373,236
-------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                    (1,355,677)       638,338
-------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                          (795,345)      (811,220)
=======================================================================================================
     Net increase (decrease) in net assets resulting from operations          (1,224,441)     2,200,354
=======================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                                       (805,414)    (1,526,075)
-------------------------------------------------------------------------------------------------------
  Class C                                                                       (499,697)      (826,199)
-------------------------------------------------------------------------------------------------------
  Class R                                                                           (721)       (21,819)
-------------------------------------------------------------------------------------------------------
  Institutional Class                                                             (2,425)       (26,416)
=======================================================================================================
     Decrease in net assets resulting from distributions                      (1,308,257)    (2,400,509)
=======================================================================================================
Share transactions-net:
  Class A                                                                    (11,010,421)    (5,262,874)
-------------------------------------------------------------------------------------------------------
  Class C                                                                     (4,820,108)    (1,420,351)
-------------------------------------------------------------------------------------------------------
  Class R                                                                            949       (762,826)
-------------------------------------------------------------------------------------------------------
  Institutional Class                                                              2,425       (763,354)
=======================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                          (15,827,155)    (8,209,405)
=======================================================================================================
     Net increase (decrease) in net assets                                   (18,359,853)    (8,409,560)
=======================================================================================================


NET ASSETS:

  Beginning of period                                                         43,806,909     52,216,469
=======================================================================================================
  End of period (including undistributed net investment income of $60,844
     and $442,520, respectively)                                            $ 25,447,056    $43,806,909
_______________________________________________________________________________________________________
=======================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM LIBOR ALPHA FUND

NOTES TO FINANCIAL STATEMENTS

April 30, 2008
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM LIBOR Alpha Fund (the "Fund") is a series portfolio of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is to provide total return.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.


10        AIM LIBOR ALPHA FUND

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, Invesco Aim Advisors may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are generally declared and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

J. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.


11        AIM LIBOR ALPHA FUND

K. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

L. SWAP AGREEMENTS -- The Fund may enter into various swap transactions, including interest rate, index, currency exchange rate and credit default swap contracts ("CDS") for investment purposes or to manage interest rate, currency or credit risk.

        Interest rate, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.

        A CDS is an agreement between two parties ("Counterparties") to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying an upfront payment and/or a fixed payment over the life of the agreement to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver the corresponding bonds, or other similar bonds issued by the same reference entity to the seller, and the seller would pay the full notional value, or the "par value", of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive an upfront payment and/or a fixed payment over the life of the agreement. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer the full notional value of the referenced obligation, and the Fund would receive the corresponding bonds or similar bonds issued by the same reference entity. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. Because the CDS is a bilateral agreement between Counterparties, the transaction can alternatively be settled by a cash payment in the case of a credit event.

        Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities.

M. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $1 billion                                             0.45%
-------------------------------------------------------------------
Next $4 billion                                              0.425%
-------------------------------------------------------------------
Over $5 billion                                              0.40%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement between the Advisor and Invesco Institutional (N.A.), Inc., the Advisor pays Invesco Institutional (N.A.), Inc. 40% of the amount of the Advisor's compensation on sub-advised assets.

  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund on February 29, 2008, effective May 1, 2008, between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and AIM Funds Management Inc. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class C, Class R and Institutional Class shares to 0.85%, 1.10% (after distribution fee waivers), 1.10% and 0.60% of average daily net assets, respectively, through at least June 30, 2008. In determining the Advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above:
(i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. ("Invesco") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds

12        AIM LIBOR ALPHA FUND
uninvested cash. These credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, the Advisor will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

  Further, the Advisor has contractually agreed, through at least June 30, 2008, to waive advisory fees in an amount equal to 100% of the advisory fee the Advisor receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds.

  For the six months ended April 30, 2008, the Advisor waived advisory fees of $75,324 and reimbursed $11,029, $6,960, $10 and $11 of class level expenses of Class A, Class C, Class R and Institutional Class shares, respectively.

  At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2008, Invesco reimbursed expenses of the Fund in the amount of $83.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2008, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended April 30, 2008, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. IADI has contractually agreed to waive 0.50% of Rule 12b-1 plan fees on Class C shares through at least June 30, 2008. Pursuant to the Plans, for the six months ended April 30, 2008, the Class A, Class C and Class R shares paid $25,744, $32,489 and $48, respectively after IADI waived plan fees of $32,489 for Class C shares.

  Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2008, IADI advised the Fund that IADI retained $1,356 in front-end sales commissions from the sale of Class A shares and $9,582, $87 and $0 from Class A, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended April 30, 2008, the Fund engaged in securities sales of $4,533,611, which resulted in net realized gains (losses) of $(6,977), and securities purchases of $530,093.

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended April 30, 2008, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $6,365.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended April 30, 2008, the Fund paid legal fees of $1,134 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.


13        AIM LIBOR ALPHA FUND

NOTE 6--BORROWINGS

The Fund may borrow for leveraging in an amount up to 5% of the Fund's total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company ("SSB"), the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate. A Fund may not purchase additional securities when any borrowings from banks exceeds 5% of the Fund's total assets.

  Additionally, the Fund participates in an uncommitted unsecured revolving credit facility with SSB. The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by Invesco Aim, which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan. During the six months ended April 30, 2008, the Fund did not borrow under the uncommitted unsecured revolving credit facility.

NOTE 7--FUTURES CONTRACTS


                                         OPEN FUTURES CONTRACTS AT PERIOD END
----------------------------------------------------------------------------------------------------------------------
                                                                                                          UNREALIZED
                                                        NUMBER OF         MONTH/           VALUE         APPRECIATION
CONTRACT                                                CONTRACTS       COMMITMENT        04/30/08      (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------
U.S. Treasury 10 Year Notes                                 13         June-08/Long     $ 1,505,563        $  3,701
----------------------------------------------------------------------------------------------------------------------
Long Gilt Future                                             8         June-08/Long       1,722,417         (31,059)
======================================================================================================================
  Subtotal                                                                              $ 3,227,980        $(27,358)
======================================================================================================================
U.S. Treasury 5 Year Notes                                  34        June-08/Short      (3,807,469)         (6,745)
----------------------------------------------------------------------------------------------------------------------
U.S. Treasury 30 Year Bonds                                 21        June-08/Short      (2,454,703)         36,556
----------------------------------------------------------------------------------------------------------------------
Euro-Bond                                                    9        June-08/Short      (1,602,831)         (2,681)
======================================================================================================================
  Subtotal                                                                              $(7,865,003)       $ 27,130
======================================================================================================================
  Total                                                                                 $(4,637,023)       $   (228)
______________________________________________________________________________________________________________________
======================================================================================================================



NOTE 8--CREDIT DEFAULT SWAP AGREEMENTS


                                         OPEN CREDIT DEFAULT SWAP AGREEMENTS AT PERIOD-END
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        NOTIONAL      UNREALIZED
                                                            BUY/SELL     (PAY)/RECEIVE    EXPIRATION     AMOUNT      APPRECIATION
COUNTERPARTY                      REFERENCE ENTITY         PROTECTION      FIXED RATE        DATE         (000)     (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special
  Financing Inc.            CIT Group Inc.                    Sell            3.15%        12/20/08      $ 1,000       $ (43,589)
----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special
  Financing Inc.            MBIA Inc.                         Sell            1.75%        12/20/08        1,000         (96,558)
----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special
  Financing Inc.            Tenet Healthcare Corp.            Sell            3.75%        12/20/08        1,000          11,677
----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch
  International             AMBAC Financial Group, Inc.       Sell            6.75%        12/20/08          500         (46,226)
----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley & Co.
  International PLC         SLM Corp.                         Sell            0.80%        09/20/08        2,000         (44,394)
----------------------------------------------------------------------------------------------------------------------------------
UBS AG                      AMBAC Financial Group, Inc.       Sell            5.10%        12/20/08          500         (50,992)
----------------------------------------------------------------------------------------------------------------------------------
UBS AG                      AMBAC Financial Group, Inc.       Sell           11.00%        12/20/08          435         (29,536)
----------------------------------------------------------------------------------------------------------------------------------
UBS AG                      MBIA Inc.                         Sell            7.10%        12/20/08          450         (29,371)
----------------------------------------------------------------------------------------------------------------------------------
UBS AG                      Pulte Homes, Inc.                 Sell            4.20%        12/20/08        1,000           9,670
==================================================================================================================================
  Total Credit Default Swap Agreements                                                                   $ 7,885       $(319,319)
__________________________________________________________________________________________________________________________________
==================================================================================================================================



NOTE 9--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.


14        AIM LIBOR ALPHA FUND

  The Fund had a capital loss carryforward as of October 31, 2007 which expires as follows:

                                                                                   CAPITAL LOSS
EXPIRATION                                                                        CARRYFORWARD*
-----------------------------------------------------------------------------------------------
October 31, 2014                                                                     $358,143
_______________________________________________________________________________________________
===============================================================================================




* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2008 was $19,711,217 and $37,970,302, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                           $    68,973
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                          (1,153,035)
================================================================================================
Net unrealized appreciation (depreciation) of investment securities                  $(1,084,062)
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $25,679,139.


NOTE 11--SHARE INFORMATION

The Fund currently offers four different classes of shares: Class A, Class C, Class R and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class C, Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC.

                                              CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                  APRIL 30, 2008(a)                OCTOBER 31,2007
                                                             ---------------------------     ---------------------------
                                                               SHARES          AMOUNT          SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       355,286     $  3,367,615      1,551,792     $ 15,443,481
------------------------------------------------------------------------------------------------------------------------
  Class C                                                       103,086          975,730      1,090,240       10,867,889
------------------------------------------------------------------------------------------------------------------------
  Class R                                                            24              228             --               --
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                --               --             --               --
========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        73,186          687,327        127,364        1,282,136
------------------------------------------------------------------------------------------------------------------------
  Class C                                                        46,888          440,325         72,242          718,250
------------------------------------------------------------------------------------------------------------------------
  Class R                                                            77              721          2,191           21,818
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                               259            2,425          2,653           26,416
========================================================================================================================
Reacquired:
  Class A                                                    (1,596,779)     (15,065,363)    (2,208,829)     (21,988,491)
------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (662,412)      (6,236,163)    (1,305,363)     (13,006,490)
------------------------------------------------------------------------------------------------------------------------
  Class R                                                            --               --        (77,955)        (784,644)
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                --               --        (78,451)        (789,770)
========================================================================================================================
                                                             (1,680,385)    $(15,827,155)      (824,116)    $ (8,209,405)
________________________________________________________________________________________________________________________
========================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 33% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 12--NEW ACCOUNTING STANDARD

In March 2008, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities. The standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity's financial position and financial performance. It is effective for financial statements issued for fiscal years beginning after November 15, 2008. Management is currently in the process of determining the impact of the standard on the Fund's disclosures in the financial statements.


15        AIM LIBOR ALPHA FUND

NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                               CLASS A
                                                      --------------------------------------------------------
                                                                                              MARCH 31, 2006
                                                      SIX MONTHS ENDED      YEAR ENDED     (COMMENCEMENT DATE)
                                                          APRIL 30,        OCTOBER 31,        TO OCTOBER 31,
                                                            2008               2007                2006
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $  9.86           $  9.91             $ 10.00
--------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                    0.26              0.48                0.26
--------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
     and unrealized)                                         (0.54)            (0.04)              (0.08)
==============================================================================================================
     Total from investment operations                        (0.28)             0.44                0.18
==============================================================================================================
Less dividends from net investment income                    (0.37)            (0.49)              (0.27)
==============================================================================================================
Net asset value, end of period                             $  9.21           $  9.86             $  9.91
______________________________________________________________________________________________________________
==============================================================================================================
Total return(b)                                              (2.86)%            4.52%               1.82%
______________________________________________________________________________________________________________
==============================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)                   $15,004           $27,579             $32,980
______________________________________________________________________________________________________________
==============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements              0.89%(c)          0.85%               0.87%(d)
--------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements           1.45%(c)          1.36%               1.66%(d)
==============================================================================================================
Ratio of net investment income to average net
  assets                                                      5.56%(c)          4.85%               4.49%(d)
______________________________________________________________________________________________________________
==============================================================================================================
Portfolio turnover rate(e)                                      61%              218%                134%
______________________________________________________________________________________________________________
==============================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $20,708,166.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                               CLASS C
                                                      --------------------------------------------------------
                                                                                              MARCH 31, 2006
                                                      SIX MONTHS ENDED      YEAR ENDED     (COMMENCEMENT DATE)
                                                          APRIL 30,        OCTOBER 31,        TO OCTOBER 31,
                                                            2008               2007                2006
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $  9.86           $  9.91             $ 10.00
--------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                    0.25              0.46                0.25
--------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
     and unrealized)                                         (0.54)            (0.04)              (0.09)
==============================================================================================================
     Total from investment operations                        (0.29)             0.42                0.16
==============================================================================================================
Less dividends from net investment income                    (0.36)            (0.47)              (0.25)
==============================================================================================================
Net asset value, end of period                             $  9.21           $  9.86             $  9.91
______________________________________________________________________________________________________________
==============================================================================================================
Total return(b)                                              (2.98)%            4.27%               1.67%
______________________________________________________________________________________________________________
==============================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)                   $10,363           $16,147             $17,653
______________________________________________________________________________________________________________
==============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements              1.14%(c)          1.10%               1.12%(d)
--------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements           2.20%(c)          2.11%               2.41%(d)
==============================================================================================================
Ratio of net investment income to average net
  assets                                                      5.31%(c)          4.60%               4.24%(d)
______________________________________________________________________________________________________________
==============================================================================================================
Portfolio turnover rate(e)                                      61%              218%                134%
______________________________________________________________________________________________________________
==============================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $13,067,005.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.



16        AIM LIBOR ALPHA FUND

                                                                               CLASS R
                                                      ---------------------------------------------------------
                                                                                              MARCH 31, 2006
                                                      SIX MONTHS ENDED      YEAR ENDED     (COMMENCEMENT DATE )
                                                          APRIL 30,        OCTOBER 31,        TO OCTOBER 31,
                                                            2008               2007                2006
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $ 9.86             $ 9.91              $10.00
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                   0.25               0.46                0.25
---------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
     and unrealized)                                        (0.54)             (0.04)              (0.09)
===============================================================================================================
     Total from investment operations                       (0.29)              0.42                0.16
===============================================================================================================
Less dividends from net investment income                   (0.36)             (0.47)              (0.25)
===============================================================================================================
Net asset value, end of period                             $ 9.21             $ 9.86              $ 9.91
_______________________________________________________________________________________________________________
===============================================================================================================
Total return(b)                                             (2.98)%             4.26%               1.67%
_______________________________________________________________________________________________________________
===============================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)                   $   19             $   20              $  771
_______________________________________________________________________________________________________________
===============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements             1.14%(c)           1.10%               1.12%(d)
---------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements          1.70%(c)           1.61%               1.91%(d)
===============================================================================================================
Ratio of net investment income to average net
  assets                                                     5.31%(c)           4.60%               4.24%(d)
_______________________________________________________________________________________________________________
===============================================================================================================
Portfolio turnover rate(e)                                     61%               218%                134%
_______________________________________________________________________________________________________________
===============================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $19,131.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                         INSTITUTIONAL CLASS
                                                      --------------------------------------------------------
                                                                                              MARCH 31, 2006
                                                      SIX MONTHS ENDED      YEAR ENDED     (COMMENCEMENT DATE)
                                                          APRIL 30,        OCTOBER 31,        TO OCTOBER 31,
                                                            2008               2007                2006
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $ 9.86             $ 9.91              $10.00
--------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                   0.27               0.51                0.28
--------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
     and unrealized)                                        (0.54)             (0.04)              (0.09)
==============================================================================================================
     Total from investment operations                       (0.27)              0.47                0.19
==============================================================================================================
Less dividends from net investment income                   (0.38)             (0.52)              (0.28)
==============================================================================================================
Net asset value, end of period                             $ 9.21             $ 9.86              $ 9.91
______________________________________________________________________________________________________________
==============================================================================================================
Total return(b)                                             (2.74)%             4.79%               1.97%
______________________________________________________________________________________________________________
==============================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)                   $   60             $   62              $  813
______________________________________________________________________________________________________________
==============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements             0.64%(c)           0.60%               0.61%(d)
--------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements          1.12%(c)           1.02%               1.34%(d)
==============================================================================================================
Ratio of net investment income to average net
  assets                                                     5.81%(c)           5.10%               4.75%(d)
______________________________________________________________________________________________________________
==============================================================================================================
Portfolio turnover rate(e)                                     61%               218%                134%
______________________________________________________________________________________________________________
==============================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $60,372.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.



17        AIM LIBOR ALPHA FUND

NOTE 14--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION AND REGULATORY INQUIRIES


  On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and IADI (Order No. 05-
1318). The WVASC makes findings of fact that Invesco Aim and IADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and IADI violated the West Virginia securities laws. The WVASC orders Invesco Aim and IADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, Invesco Funds Group, Inc. ("IFG"), Invesco Aim, IADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and

  - that certain AIM Funds inadequately employed fair value pricing. The case pending in Illinois State Court was dismissed with prejudice on May 6, 2008.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more Invesco Aim
Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  At the present time, management of Invesco Aim and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on Invesco Aim, IADI or the Fund.



18        AIM LIBOR ALPHA FUND

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2007, through April 30, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (11/01/07)   (04/30/08)(1)   PERIOD(2)     (04/30/08)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00       $971.40        $4.36       $1,020.44       $4.47        0.89%
---------------------------------------------------------------------------------------------------
        C            1,000.00        970.20         5.58        1,019.19        5.72        1.14
---------------------------------------------------------------------------------------------------
        R            1,000.00        970.20         5.58        1,019.19        5.72        1.14
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2007, through April 30, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.)
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.


19        AIM LIBOR ALPHA FUND

APPROVAL OF SUB-ADVISORY AGREEMENT

At in-person meetings held on December      and employees of the Affiliated                D. Financial Resources of the Affiliated
12-13, 2007, the Board of Trustees of AIM   Sub-Advisors who will provide these               Sub-Advisors
Investment Funds (the "Board"), including   services. The Board concluded that the
a majority of the independent trustees,     nature, extent and quality of the           The Board considered whether each
voting separately, approved the             services to be provided by the Affiliated   Affiliated Sub-Advisor is financially sound
sub-advisory agreement for AIM LIBOR        Sub-Advisors were appropriate. The Board    and has the resources necessary to perform
Alpha Fund (the "Fund"), effective on or    noted that the Affiliated Sub-Advisors,     its obligations under the sub-advisory
about May 1, 2008. In so doing, the Board   which have offices and personnel that are   agreement, and concluded that each
determined that the sub-advisory            geographically dispersed in financial       Affiliated Sub-Advisor has the financial
agreement is in the best interests of the   centers around the world, have been         resources necessary to fulfill these
Fund and its shareholders and that the      formed in part for the purpose of           obligations.
compensation to AIM Funds Management Inc.   researching and compiling information and
(AIM Funds Management Inc. anticipates      making recommendations on the markets and
changing its name to Invesco Trimark        economies of various countries and
Investment Management Inc. on or prior to   securities of companies located in such
December 31, 2008), Invesco Asset           countries or on various types of
Management Deutschland, GmbH, Invesco       investments and investment techniques,
Asset Management Limited, Invesco Asset     and providing investment advisory
Management (Japan) Limited, Invesco         services. The Board concluded that the
Australia Limited, Invesco Global Asset     sub-advisory agreement will benefit the
Management (N.A.), Inc., Invesco Hong       Fund and its shareholders by permitting
Kong Limited, Invesco Institutional         Invesco Aim to utilize the additional
(N.A.), Inc., and Invesco Senior Secured    resources and talent of the Affiliated
Management, Inc. (collectively, the         Sub-Advisors in managing the Fund.
"Affiliated Sub-Advisors") under the
sub-advisory agreement is fair and             B. Fund Performance
reasonable.
                                            The Board did view Fund performance as a
   The independent trustees met             relevant factor in considering whether to
separately during their evaluation of the   approve the sub-advisory agreement for
sub-advisory agreement with independent     the Fund, as one of the Affiliated
legal counsel from whom they received       Sub-Advisors currently serves as the
independent legal advice, and the           sub-advisor to the Fund. The Board noted
independent trustees also received          that the Fund has not been in operation
assistance during their deliberations       for a full calendar year. The Board also
from the independent Senior Officer, a      considered the steps Invesco Aim has
full-time officer of the AIM Funds who      taken over the last several years to
reports directly to the independent         improve the quality and efficiency of the
trustees. The sub-advisory agreement was    services that Invesco Aim provides to the
considered separately for the Fund,         AIM Funds. The Board concluded that
although the Board also considered the      Invesco Aim continues to be responsive to
common interests of all of the AIM Funds    the Board's focus on fund performance.
in their deliberations. The Board
comprehensively considered all of the          C. Sub-Advisory Fees
information provided to them and did not
identify any particular factor that was     The Board considered the services to be
controlling. Furthermore, each trustee      provided by the Affiliated Sub-Advisors
may have evaluated the information          pursuant to the sub-advisory agreement
provided differently from one another and   and the services to be provided by
attributed different weight to the          Invesco Aim pursuant to the Fund's
various factors.                            advisory agreement, as well as the
                                            allocation of fees between Invesco Aim
   Set forth below is a discussion of the   and the Affiliated Sub-Advisors pursuant
material factors and related conclusions    to the sub-advisory agreement. The Board
that formed the basis for the Board's       noted that the sub-advisory fees have no
approval of the sub-advisory agreement      direct effect on the Fund or its
for the Fund.                               shareholders, as they are paid by Invesco
                                            Aim to the Affiliated Sub-Advisors, and
   A. Nature, Extent and Quality of         that Invesco Aim and the Affiliated
      Services to be Provided by the        Sub-Advisors are affiliates. After taking
      Affiliated Sub-Advisors               account of the Fund's contractual
                                            sub-advisory fee rate, as well as other
The Board reviewed the services to be       relevant factors, the Board concluded
provided by the Affiliated Sub-Advisors     that the Fund's sub-advisory fees were
under the sub-advisory agreement and the    fair and reasonable.
credentials and experience of the
officers


20      AIM LIBOR ALPHA FUND

PROXY RESULTS

A Special Meeting ("Meeting") of Shareholders of AIM LIBOR Alpha Fund, an investment portfolio of AIM Investment Funds, a Delaware statutory trust ("Trust"), was held on February 29, 2008. The Meeting was held for the following purpose:

(1) Approve a new sub-advisory agreement between Invesco Aim Advisors, Inc. and each of AIM Funds Management, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Global Asset Management (N.A.), Inc.; Invesco Hong Kong Limited; Invesco Institutional (N.A.), Inc.; and Invesco Senior Secured Management, Inc.

The results of the voting on the above matter were as follows:

                                                                             VOTES          WITHHELD/           BROKER
      MATTER                                               VOTES FOR        AGAINST        ABSTENTIONS        NON-VOTES
-----------------------------------------------------------------------------------------------------------------------
(1)   Approve a new sub-advisory agreement between
      Invesco Aim Advisors, Inc. and each of AIM Funds
      Management, Inc.; Invesco Asset Management
      Deutschland, GmbH; Invesco Asset Management
      Limited; Invesco Asset Management (Japan) Limited;
      Invesco Australia Limited; Invesco Global Asset
      Management (N.A.), Inc.; Invesco Hong Kong
      Limited; Invesco Institutional (N.A.), Inc.; and
      Invesco Senior Secured Management, Inc. ..........   2,140,475         91,718          153,040           660,039


The Meeting was adjourned until March 28, 2008, with respect to the following proposals:

(1) Elect 13 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is elected and qualified.

(2) Approve an amendment to the Trust's Agreement and Declaration of Trust that would permit the Board of Trustees of the Trust to terminate the Trust, the Fund, and each other series portfolio of the Trust, or a share class without a shareholder vote.

The results of the voting on the above matters were as follows:

                                                                                                WITHHELD/
      MATTERS                                                              VOTES FOR          ABSTENTIONS**
-----------------------------------------------------------------------------------------------------------
(1)*  Bob R. Baker......................................................   102,474,770          3,616,868
      Frank S. Bayley...................................................   102,514,342          3,577,296
      James T. Bunch....................................................   102,289,114          3,802,524
      Bruce L. Crockett.................................................   102,291,441          3,800,197
      Albert R. Dowden..................................................   102,396,298          3,695,340
      Jack M. Fields....................................................   102,554,039          3,537,599
      Martin L. Flanagan................................................   102,560,133          3,531,505
      Carl Frischling...................................................   102,489,803          3,601,835
      Prema Mathai-Davis................................................   102,539,885          3,551,753
      Lewis F. Pennock..................................................   102,270,904          3,820,734
      Larry Soll, Ph.D. ................................................   102,271,222          3,820,416
      Raymond Stickel, Jr. .............................................   102,550,734          3,540,904
      Philip A. Taylor..................................................   102,512,878          3,578,760




                                                                              VOTES           WITHHELD/           BROKER
                                                          VOTES FOR          AGAINST         ABSTENTIONS         NON-VOTES
--------------------------------------------------------------------------------------------------------------------------
(2)*  Approve an amendment to the Trust's Agreement
      and Declaration of Trust that would permit the
      Board of Trustees of the Trust to terminate the
      Trust, the Fund, and each other series portfolio
      of the Trust, or a share class without a
      shareholder vote................................   66,789,909        10,167,853         2,948,760         26,185,116


 * Proposals 1 and 2 required approval by a combined vote of all of the portfolios of AIM Investment Funds.

** Includes Broker Non-Votes.


21        AIM LIBOR ALPHA FUND

Supplement to Semiannual Report dated 4/30/08

AIM LIBOR ALPHA FUND

                                             ==========================================
INSTITUTIONAL CLASS SHARES                   AVERAGE ANNUAL TOTAL RETURNS                    The performance data quoted represent
The following information has been           For periods ended 4/30/08                    past performance and cannot guarantee
prepared to provide Institutional Class                                                   comparable future results; current
shareholders with a performance overview     Inception (3/31/06)                  1.87%   performance may be lower or higher. Please
specific to their holdings.                     1 Year                           -1.49    visit invescoaim.com for the most recent
Institutional Class shares are offered          6 Months*                        -2.74    month-end performance. Performance figures
exclusively to institutional investors,                                                   reflect reinvested distributions and
including defined contribution plans that    ==========================================   changes in net asset value. Performance
meet certain criteria.                       AVERAGE ANNUAL TOTAL RETURNS                 figures do not reflect deduction of taxes
                                             For periods ended 3/31/08, most recent       a shareholder would pay on Fund
                                             calendar quarter-end                         distributions or sale of Fund shares.
                                                                                          Investment return and principal value will
                                             Inception (3/31/06)                  1.68%   fluctuate so that you may have a gain or
                                                1 Year                           -1.58    loss when you sell shares.
                                                6 Months*                        -2.95
                                                                                          (1)  Total annual operating expenses less
                                             *    Cumulative total return that has not         any contractual fee waivers and/or
                                                  been annualized                              expense reimbursements by the advisor
                                                                                               in effect through at least June 30,
                                             ==========================================        2008. See current prospectus for more
                                             Institutional Class shares have no sales          information.
                                             charge; therefore, performance is at net
                                             asset value (NAV). Performance of
                                             Institutional Class shares will differ
                                             from performance of other share classes
                                             primarily due to differing sales charges
                                             and class expenses.

                                                The net annual Fund operating expense
                                             ratio set forth in the most recent Fund
                                             prospectus as of the date of this
                                             supplement for Institutional Class shares
                                             was 0.61.(1) The total annual Fund
                                             operating expense ratio set forth in the
                                             most recent Fund prospectus as of the date
                                             of this supplement for Institutional Class
                                             shares was 1.03%. The expense ratios
                                             presented above may vary from the expense
                                             ratios presented in other sections of the
                                             actual report that are based on expenses
                                             incurred during the period covered by the
                                             report.

                                                Had the advisor not waived fees and/or
                                             reimbursed expenses, performance would
                                             have been lower.

Over for information on your Fund's expenses.

=======================================================================================
THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                                                                                  [INVESCO AIM LOGO]
invescoaim.com   LAL-INS-2   Invesco Aim Distributors, Inc.                                                        - SERVICE MARK -

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2007, through April 30, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


-----------------------------------------------------------------------------------------------------------
                                                                            HYPOTHETICAL
                                                                      (5% ANNUAL RETURN BEFORE
                                                   ACTUAL                     EXPENSES)
                                         ------------------------------------------------------
                            BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                          ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
          CLASS             (11/01/07)   (04/30/08)(1)   PERIOD(2)     (04/30/08)    PERIOD(2)      RATIO
-----------------------------------------------------------------------------------------------------------
      Institutional         $1,000.00       $972.60        $3.14       $1,021.68       $3.22        0.64%
-----------------------------------------------------------------------------------------------------------


(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2007, through April 30, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.


AIM LIBOR ALPHA FUND

===================================================================================================================================
EDELIVERY
INVESCOAIM.COM/EDELIVERY

REGISTER FOR EDELIVERY - eDelivery is the process of receiving your fund and account information via e-mail. Once your quarterly statements, tax forms, fund reports, and prospectuses are available, we will send you an e-mail notification containing links to these documents. For security purposes, you will need to log in to your account to view your statements and tax forms.

WHY SIGN UP?                                                       HOW DO I SIGN UP?

Register for eDelivery to:                                         It's easy. Just follow these simple steps:

-  save your Fund the cost of printing and postage.                1. Log in to your account.

-  reduce the amount of paper you receive.                         2. Click on the "Service Center" tab.

-  gain access to your documents faster by not waiting for the     3. Select "Register for eDelivery" and complete the consent
   mail.                                                              process.

-  view your documents online anytime at your convenience.

- save the documents to your personal computer or print them out for your records.

This service is provided by Invesco Aim Investment Services, Inc.
===================================================================================================================================

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC Web site at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in
Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following e-mail address: publicinfo@sec.gov.
The SEC file numbers for the Fund are 811-05426 and 033-19338.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim Web site, invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC Web site, sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2007, is available at our Web site. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy
Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

If used after July 20, 2008, this report must be accompanied by a Fund fact sheet or
Invesco Aim Quarterly Performance Review for the most recent quarter-end. Invesco Aim
--SERVICE MARK-- is a service mark of Invesco Aim Management Group, Inc. Invesco Aim
Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset
Management, Inc. and Invesco PowerShares Capital Management LLC are the investment advisors for the products and services represented by Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell
securities. Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc.,              [INVESCO AIM LOGO]
Invesco Global Asset Management (N.A.), Inc., AIM Funds Management Inc. (DBA AIM Trimark               - SERVICE MARK -
Investments), Invesco Asset Management (Japan) Ltd. and Invesco Hong Kong Ltd. are
affiliated investment advisors that serve as the subadvisor for some of the products and services represented by Invesco Aim. AIM Funds Management Inc. anticipates changing its name to Invesco Trimark Investment Management Inc. (DBA Invesco Trimark) on or prior to
Dec. 31, 2008. Invesco Aim Distributors, Inc. is the distributor for the retail mutual funds, exchange-traded funds and U.S. institutional money market funds represented by
Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

                                                                    invescoaim.com     LAL-SAR-1     Invesco Aim Distributors, Inc.

                              AIM TRIMARK ENDEAVOR FUND
                              Semiannual Report to Shareholders - April 30, 2008

[INVESCO AIM LOGO]
 - SERVICE MARK -

                                       [MOUNTAIN GRAPHIC]

AIM Investments                 2      Fund Performance
became INVESCO AIM              3      Letter to Shareholders
on March 31, 2008.              4      Schedule of Investments
                                6      Financial Statements
For more details, go            9      Notes to Financial Statements
to invescoaim.com               14     Financial Highlights
                                19     Fund Expenses
                                20     Approval of Sub-Advisory Agreement
                                21     Results of Proxy

                                For the most current month-end Fund performance and commentary, please visit invescoaim.com.

                                Unless otherwise noted, all data provided by Invesco Aim.

                                THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH
                                CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT
                                CAREFULLY BEFORE INVESTING.

                                NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

FUND PERFORMANCE

=====================================================================================
PERFORMANCE SUMMARY                                                                     MOST RECENT MONTH-END PERFORMANCE.
                                                                                        PERFORMANCE FIGURES REFLECT REINVESTED
FUND VS. INDEXES                                                                        DISTRIBUTIONS, CHANGES IN NET ASSET VALUE
Cumulative total returns, 10/31/07 to 4/30/08, at net asset value (NAV). Performance    AND THE EFFECT OF THE MAXIMUM SALES CHARGE
shown does not include applicable contingent deferred sales charges (CDSC) or           UNLESS OTHERWISE STATED. PERFORMANCE
front-end sales charges, which would have reduced performance.                          FIGURES DO NOT REFLECT DEDUCTION OF TAXES A
                                                                                        SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS
Class A Shares                                                               -13.69%    OR SALE OF FUND SHARES. INVESTMENT RETURN
Class B Shares                                                               -14.07     AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT
Class C Shares                                                               -14.01     YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL
Class R Shares                                                               -13.81     SHARES.
S&P 500 Index(triangle) (Broad Market Index)                                  -9.63
Russell Midcap Index(triangle) (Style-Specific Index)                         -8.77        THE NET ANNUAL FUND OPERATING EXPENSE
Lipper Mid-Cap Core Funds Index(triangle) (Peer Group Index)                  -8.95     RATIO SET FORTH IN THE MOST RECENT FUND
                                                                                        PROSPECTUS AS OF THE DATE OF THIS REPORT
(triangle)Lipper Inc.                                                                   FOR CLASS A, CLASS B, CLASS C AND CLASS R
                                                                                        SHARES WAS 1.37%, 2.12%, 2.12% AND 1.62%,
The S&P 500--REGISTERED TRADEMARK-- INDEX is a market capitalization-weighted index     RESPECTIVELY.(1) THE TOTAL ANNUAL FUND
covering all major areas of the U.S. economy. It is not the 500 largest companies,      OPERATING EXPENSE RATIO SET FORTH IN THE
but rather the most widely held 500 companies chosen with respect to market size,       MOST RECENT FUND PROSPECTUS AS OF THE DATE
liquidity and their industry.                                                           OF THIS REPORT FOR CLASS A, CLASS B, CLASS
                                                                                        C AND CLASS R SHARES WAS 1.38%, 2.13%,
   The RUSSELL MIDCAP--REGISTERED TRADEMARK-- INDEX measures the performance of the     2.13% AND 1.63%, RESPECTIVELY. THE EXPENSE
800 smallest companies in the Russell 1000--REGISTERED TRADEMARK-- Index, which         RATIOS PRESENTED ABOVE MAY VARY FROM THE
represent approximately 30% of the total market capitalization of the Russell 1000      EXPENSE RATIOS PRESENTED IN OTHER SECTIONS
Index. The Russell Midcap Index is a trademark/service mark of the Frank Russell        OF THIS REPORT THAT ARE BASED ON EXPENSES
Company. RUSSELL--REGISTERED TRADEMARK-- is a trademark of the Frank Russell Company.   INCURRED DURING THE PERIOD COVERED BY THIS
                                                                                        REPORT.
   The LIPPER MID-CAP CORE FUNDS INDEX is an equally weighted representation of the
largest funds in the Lipper Mid-Cap Core Funds category. These funds have an average       CLASS A SHARE PERFORMANCE REFLECTS THE
price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth     MAXIMUM 5.50% SALES CHARGE, AND CLASS B AND
value compared to the S&P MidCap 400 Index.                                             CLASS C SHARE PERFORMANCE REFLECTS THE
                                                                                        APPLICABLE CONTINGENT DEFERRED SALES CHARGE
   The Fund is not managed to track the performance of any particular index,            (CDSC) FOR THE PERIOD INVOLVED. THE CDSC ON
including the indexes defined here, and consequently, the performance of the Fund may   CLASS B SHARES DECLINES FROM 5% BEGINNING
deviate significantly from the performance of the indexes.                              AT THE TIME OF PURCHASE TO 0% AT THE
                                                                                        BEGINNING OF THE SEVENTH YEAR. THE CDSC ON
   A direct investment cannot be made in an index. Unless otherwise indicated, index    CLASS C SHARES IS 1% FOR THE FIRST YEAR
results include reinvested dividends, and they do not reflect sales charges.            AFTER PURCHASE. CLASS R SHARES DO NOT HAVE
Performance of an index of funds reflects fund expenses; performance of a market        A FRONT-END SALES CHARGE; RETURNS SHOWN ARE
index does not.                                                                         AT NET ASSET VALUE AND DO NOT REFLECT A
=====================================================================================   0.75% CDSC THAT MAY BE IMPOSED ON A TOTAL
                                                                                        REDEMPTION OF RETIREMENT PLAN ASSETS WITHIN
=========================================   =========================================   THE FIRST YEAR.
AVERAGE ANNUAL TOTAL RETURNS                AVERAGE ANNUAL TOTAL RETURNS
As of 4/30/08, including maximum            As of 3/31/08, the most recent calendar        THE PERFORMANCE OF THE FUND'S SHARE
applicable sales charges                    quarter-end, including maximum applicable   CLASSES WILL DIFFER PRIMARILY DUE TO
                                            sales charges                               DIFFERENT SALES CHARGE STRUCTURES AND CLASS
                                                                                        EXPENSES.
CLASS A SHARES                              CLASS A SHARES
Inception (11/4/03)                  8.46%  Inception (11/4/03)                  8.04%  1  Total annual operating expenses less any
 1 Year                            -22.24    1 Year                            -21.93      contractual fee waivers and/or expense
                                                                                           reimbursements by the advisor in effect
CLASS B SHARES                              CLASS B SHARES                                 through at least June 30, 2008. See
Inception (11/4/03)                  8.72%  Inception (11/4/03)                  8.34%     current prospectus for more information.
 1 Year                            -22.10    1 Year                            -21.71

CLASS C SHARES                              CLASS C SHARES
Inception (11/4/03)                  9.07%  Inception (11/4/03)                  8.68%
 1 Year                            -19.06    1 Year                            -18.72

CLASS R SHARES                              CLASS R SHARES
Inception                            9.56%  Inception                            9.17%
 1 Year                            -17.92    1 Year                            -17.58
=========================================   =========================================
CLASS R SHARES' INCEPTION DATE IS APRIL     THE HIGHER RULE 12B-1 FEES APPLICABLE TO
30, 2004. RETURNS SINCE THAT DATE ARE       CLASS R SHARES. CLASS A SHARES' INCEPTION
HISTORICAL RETURNS. ALL OTHER RETURNS ARE   DATE IS NOVEMBER 4, 2003.
BLENDED RETURNS OF HISTORICAL CLASS R
SHARE PERFORMANCE AND RESTATED CLASS A         THE PERFORMANCE DATA QUOTED REPRESENT
SHARE PERFORMANCE (FOR PERIODS PRIOR TO     PAST PERFORMANCE AND CANNOT GUARANTEE
THE INCEPTION DATE OF CLASS R SHARES) AT    COMPARABLE FUTURE RESULTS; CURRENT
NET ASSET VALUE, ADJUSTED TO REFLECT        PERFORMANCE MAY BE LOWER OR HIGHER.
                                            PLEASE VISIT INVESCOAIM.COM FOR THE


2      AIM TRIMARK ENDEAVOR FUND

                       Dear Fellow AIM Fund Shareholders:

                       The lines of communication are open: More than 250 of you have responded to the invitation I extended in my previous letter to complete an online survey, and more than 50 shareholders have contacted me directly by
     [CROCKETT         e-mail. When I could respond quickly and easily to a shareholder's specific concern I did, but the messages
       PHOTO]          for the most part raised consistent issues that I respond to here.

                          I have received many suggestions, a few complaints, and one offer to buy a gold mine! In general, your letters expressed an appreciation for transparency, frankness and the opportunity to comment. Nevertheless,
   Bruce Crockett      several shareholders found room for improvement in communications. Some would like more concise letters while others would prefer reports to be more customized for their particular information needs. With these reports going to tens of thousands of people, shareholder communications necessarily have to cover those issues common to a diverse population as well as the information required by law. The ability to change or further customize letters and reports is also affected by technology, timeliness and cost.

   Online survey responders preferred electronic communications to paper at a ratio of 63% to 37%. Direct responders expressed more of a preference for paper, especially for long reports. Electronic communications are more cost-effective than paper communications that have to be printed and mailed, so I encourage those who have resisted electronic communications to give them a try.

   The correspondence shows that improving fund performance and reducing shareholder costs remain the key shareholder concerns.
Several letters noted individual funds where performance had changed for the better, while others remained dissatisfied with the returns from funds they hold. Although 75% of the online survey responders wanted to see more overall fund performance data in these letters, and 58% wanted more information on individual funds, Securities and Exchange Commission (SEC) and Financial Industry
Regulatory Authority (FINRA) rules are very specific about the way fund performance can be discussed in print. Respect for those rules prevents me from commenting on individual funds or very recent results here, but I can assure you that your Board and all of its Investments subcommittees continue to work with Invesco Aim to make improved performance a top priority for all fund managers.

   Expense levels came up as another dominant issue, and no respondent felt these were too low. Several shareholders questioned the need for 12b-1 fees, which cover the cost of distributing fund shares and thereby help the fund to attract new assets. Your Board reviews the funds' 12b-1 fees annually with the shareholders' best interests in mind. While your Board keeps its eye on containing or lowering these fees wherever possible, we also are mindful that 12b-1 fees may be necessary in order to maintain an effective distribution system for fund shares.

   The value of communication between the Board and shareholders has been noted within and beyond the Invesco Aim community. In the online survey, 87% of the respondents felt it was either somewhat or very important to hear directly from the Board, with 55%
saying it was very important. Morningstar--TRADEMARK--, the mutual fund tracking company, also commented favorably on this channel of communication in its fall 2007 update of fund stewardship grades, where Invesco Aim was one of fewer than 10 fund boards to get an A for board quality, according to BoardIQ (11/13/07).

   In other news, Ruth Quigley retired from your Board at the end of 2007, and we thank her for her many years of dedicated service. Larry Soll has assumed Ruth's place as a vice chair of the Investments Committee. The Valuation Committee, which Ruth used to chair, has been reorganized as the Valuation, Distribution and Proxy Oversight Committee under the chairmanship of Carl
Frischling. The elevation of proxy oversight to standing committee status responds to suggestions from shareholders. In addition,
Prema Mathai-Davis assumed my seat on the Governance Committee, and I moved to the Audit Committee.

   Your Board looks forward to another year of diligent effort on your behalf, and we are even more strongly motivated by your feedback. The invitation remains open to e-mail me at bruce@brucecrockett.com. I look forward to hearing from you.

Sincerely,


/S/ BRUCE L. CROCKETT


Bruce L. Crockett
Independent Chair
AIM Funds Board of Trustees

June 16, 2008


3      AIM TRIMARK ENDEAVOR FUND

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of April 30, 2008



-------------------------------------------------------------------------
Consumer Discretionary                                               28.6%
-------------------------------------------------------------------------
Industrials                                                          16.9
-------------------------------------------------------------------------
Financials                                                           16.1
-------------------------------------------------------------------------
Health Care                                                          13.4
-------------------------------------------------------------------------
Consumer Staples                                                      7.1
-------------------------------------------------------------------------
Information Technology                                                4.2
-------------------------------------------------------------------------
Money Market Funds Plus Other Assets Less Liabilities                13.7
_________________________________________________________________________
=========================================================================





SCHEDULE OF INVESTMENTS(a)

April 30, 2008
(Unaudited)




                                                       SHARES          VALUE
-------------------------------------------------------------------------------

COMMON STOCKS & OTHER EQUITY INTERESTS-86.33%

AIRLINES-1.16%

Ryanair Holdings PLC-ADR (Ireland)(b)                    68,800    $  1,865,168
===============================================================================


APPAREL RETAIL-3.47%

Ross Stores, Inc.                                       166,800       5,586,132
===============================================================================


APPAREL, ACCESSORIES & LUXURY GOODS-5.08%

Liz Claiborne, Inc.                                     462,200       8,176,318
===============================================================================


AUTOMOTIVE RETAIL-1.84%

AutoZone, Inc.(b)                                        24,500       2,958,375
===============================================================================


BREWERS-7.12%

Grupo Modelo, S.A. de C.V.-Series C (Mexico)          1,109,100       4,895,381
-------------------------------------------------------------------------------
Molson Coors Brewing Co.-Class B                        119,808       6,570,271
===============================================================================
                                                                     11,465,652
===============================================================================


BROADCASTING & CABLE TV-3.14%

Grupo Televisa S.A.-ADR (Mexico)                        205,000       5,059,400
===============================================================================


BUILDING PRODUCTS-2.24%

Kingspan Group PLC (Ireland)(c)                         311,400       3,603,534
===============================================================================


COMMUNICATIONS EQUIPMENT-4.18%

Plantronics, Inc.                                       270,000       6,725,700
===============================================================================


DIVERSIFIED BANKS-2.98%

HBOS PLC (United Kingdom)(c)                            520,000       4,794,211
===============================================================================


HEALTH CARE EQUIPMENT-7.84%

Kinetic Concepts, Inc.(b)                               144,400       5,726,904
-------------------------------------------------------------------------------
Zimmer Holdings, Inc.(b)                                 92,900       6,889,464
===============================================================================
                                                                     12,616,368
===============================================================================


HEALTH CARE SERVICES-5.54%

AMN Healthcare Services, Inc.(b)                        610,800       8,911,572
===============================================================================


HOME FURNISHINGS-4.74%

Tempur-Pedic International Inc.                         686,000       7,621,460
===============================================================================


HUMAN RESOURCE & EMPLOYMENT SERVICES-4.13%

Manpower Inc.                                            99,000       6,645,870
===============================================================================


INDUSTRIAL CONGLOMERATES-3.00%

DCC PLC (Ireland)(c)                                    209,700       4,826,304
===============================================================================


INDUSTRIAL MACHINERY-2.71%

Graco Inc.                                              105,300       4,360,473
===============================================================================


INSURANCE BROKERS-2.81%

Arthur J. Gallagher & Co.                               183,900       4,518,423
===============================================================================


LEISURE PRODUCTS-8.32%

Polaris Industries Inc.                                  72,500       3,374,875
-------------------------------------------------------------------------------
Pool Corp.                                              459,000      10,019,970
===============================================================================
                                                                     13,394,845
===============================================================================


LIFE & HEALTH INSURANCE-5.41%

Unum Group                                              375,000       8,703,750
===============================================================================


MULTI-LINE INSURANCE-4.96%

Vienna Insurance Group-Rts. (Austria)(b)(d)(e)          106,300               0
-------------------------------------------------------------------------------
Vienna Insurance Group (Austria)                        106,300       7,979,424
===============================================================================
                                                                      7,979,424
===============================================================================


RESTAURANTS-2.03%

Tim Hortons, Inc. (Canada)                                3,000         102,713
-------------------------------------------------------------------------------
Tim Hortons, Inc. (Canada)(f)                            92,172       3,166,108
===============================================================================
                                                                      3,268,821
===============================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        AIM TRIMARK ENDEAVOR FUND

                                                       SHARES          VALUE
-------------------------------------------------------------------------------
TRUCKING-3.63%

Con-way Inc.                                            126,300    $  5,841,375
===============================================================================
     Total Common Stocks & Other Equity Interests
       (Cost $156,480,356)                                          138,923,175
===============================================================================


MONEY MARKET FUNDS-13.44%

Liquid Assets Portfolio-Institutional Class(g)       10,816,885      10,816,885
-------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(g)             10,816,885      10,816,885
===============================================================================
     Total Money Market Funds (Cost $21,633,770)                     21,633,770
===============================================================================
TOTAL INVESTMENTS-99.77% (Cost $178,114,126)                        160,556,945
===============================================================================
OTHER ASSETS LESS LIABILITIES-0.23%                                     374,857
===============================================================================
NET ASSETS-100.00%                                                 $160,931,802
_______________________________________________________________________________
===============================================================================



Investment Abbreviations:

ADR   - American Depositary Receipt
Rts.  - Rights


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b)   Non-income producing security.
(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at April 30, 2008 was $13,224,049, which represented 8.22% of the Fund's Net Assets. See Note 1A.
(d) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at April 30, 2008 represented 0.00% of the Fund's Net Assets. See Note 1A.
(e) Security considered to be illiquid. The Fund is limited to investing 15 % of net assets in illiquid securities at the time of purchase. The value of this security considered illiquid at April 30, 2008 represented 0.00% of the Fund's Net Assets.
(f)   Traded on New York Stock Exchange.
(g) The money market fund and the Fund are affiliated by having the same investment advisor.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM TRIMARK ENDEAVOR FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2008
(Unaudited)




ASSETS:

Investments, at value (Cost
  $156,480,356)                           $138,923,175
------------------------------------------------------
Investments in affiliated money market
funds
(Cost $21,633,770)                          21,633,770
======================================================
     Total investments (Cost
       $178,114,126)                       160,556,945
======================================================
Foreign currencies, at value (Cost
  $358,415)                                    357,898
------------------------------------------------------
Receivables for:
  Fund shares sold                             241,592
------------------------------------------------------
  Dividends                                    555,074
------------------------------------------------------
  Foreign currency contracts
     outstanding                                61,590
------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans             13,254
------------------------------------------------------
Other assets                                    43,865
======================================================
     Total assets                          161,830,218
______________________________________________________
======================================================


LIABILITIES:

Fund shares reacquired payable                 658,634
------------------------------------------------------
Trustee deferred compensation and
  retirement plans                              19,345
------------------------------------------------------
Accrued distribution fees                       62,013
------------------------------------------------------
Accrued trustees' and officer's fees
  and benefits                                   2,418
------------------------------------------------------
Accrued transfer agent fees                     85,425
------------------------------------------------------
Accrued operating expenses                      70,581
======================================================
     Total liabilities                         898,416
======================================================
Net assets applicable to shares
  outstanding                             $160,931,802
______________________________________________________
======================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest             $178,662,739
------------------------------------------------------
Undistributed net investment income            387,020
------------------------------------------------------
Undistributed net realized gain (loss)        (622,699)
------------------------------------------------------
Unrealized appreciation (depreciation)     (17,495,258)
======================================================
                                          $160,931,802
______________________________________________________
======================================================



NET ASSETS:

Class A                                   $105,223,444
______________________________________________________
======================================================
Class B                                   $ 14,887,560
______________________________________________________
======================================================
Class C                                   $ 29,133,321
______________________________________________________
======================================================
Class R                                   $  5,987,568
______________________________________________________
======================================================
Institutional Class                       $  5,699,909
______________________________________________________
======================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                      8,004,728
______________________________________________________
======================================================
Class B                                      1,166,368
______________________________________________________
======================================================
Class C                                      2,282,196
______________________________________________________
======================================================
Class R                                        459,588
______________________________________________________
======================================================
Institutional Class                            428,797
______________________________________________________
======================================================
Class A:
  Net asset value per share               $      13.15
------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $13.15 divided
     by 94.50%)                           $      13.92
______________________________________________________
======================================================
Class B:
  Net asset value and offering price
     per share                            $      12.76
______________________________________________________
======================================================
Class C:
  Net asset value and offering price
     per share                            $      12.77
______________________________________________________
======================================================
Class R:
  Net asset value and offering price
     per share                            $      13.03
______________________________________________________
======================================================
Institutional Class:
  Net asset value and offering price
     per share                            $      13.29
______________________________________________________
======================================================






See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM TRIMARK ENDEAVOR FUND

STATEMENT OF OPERATIONS

For the six months ended April 30, 2008
(Unaudited)




INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $29,301)                             $  1,599,983
------------------------------------------------------------------------------------------------
Dividends from affiliated money market funds                                             188,119
------------------------------------------------------------------------------------------------
Interest                                                                                 119,925
================================================================================================
     Total investment income                                                           1,908,027
================================================================================================


EXPENSES:

Advisory fees                                                                            678,947
------------------------------------------------------------------------------------------------
Administrative services fees                                                              24,863
------------------------------------------------------------------------------------------------
Custodian fees                                                                            15,531
------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                                150,462
------------------------------------------------------------------------------------------------
  Class B                                                                                 86,110
------------------------------------------------------------------------------------------------
  Class C                                                                                168,914
------------------------------------------------------------------------------------------------
  Class R                                                                                 13,686
------------------------------------------------------------------------------------------------
Transfer agent fees -- A, B, C and R                                                     246,201
------------------------------------------------------------------------------------------------
Transfer agent fees -- Institutional                                                         288
------------------------------------------------------------------------------------------------
Trustees' and officer's fees and benefits                                                  9,728
------------------------------------------------------------------------------------------------
Other                                                                                    120,583
================================================================================================
     Total expenses                                                                    1,515,313
================================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)                 (12,577)
================================================================================================
     Net expenses                                                                      1,502,736
================================================================================================
Net investment income                                                                    405,291
================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities                                                                 (214,546)
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                       4,958
------------------------------------------------------------------------------------------------
  Foreign currency contracts                                                            (491,040)
================================================================================================
                                                                                        (700,628)
================================================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                                              (31,229,586)
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                        (871)
------------------------------------------------------------------------------------------------
  Foreign currency contracts                                                             147,371
================================================================================================
                                                                                     (31,083,086)
================================================================================================
Net realized and unrealized gain (loss)                                              (31,783,714)
================================================================================================
Net increase (decrease) in net assets resulting from operations                     $(31,378,423)
________________________________________________________________________________________________
================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM TRIMARK ENDEAVOR FUND

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended April 30, 2008 and the year ended October 31, 2007 (Unaudited)



                                                                              APRIL 30,      OCTOBER 31,
                                                                                2008            2007
--------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                     $    405,291    $    479,566
--------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                      (700,628)     18,022,812
--------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                       (31,083,086)     (7,160,398)
========================================================================================================
     Net increase (decrease) in net assets resulting from operations         (31,378,423)     11,341,980
========================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                                       (376,122)             --
--------------------------------------------------------------------------------------------------------
  Class R                                                                         (7,345)             --
--------------------------------------------------------------------------------------------------------
  Institutional Class                                                            (39,222)             --
========================================================================================================
     Total distributions from net investment income                             (422,689)             --
========================================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                                    (11,984,663)     (3,919,542)
--------------------------------------------------------------------------------------------------------
  Class B                                                                     (1,746,530)       (773,210)
--------------------------------------------------------------------------------------------------------
  Class C                                                                     (3,294,859)       (903,084)
--------------------------------------------------------------------------------------------------------
  Class R                                                                       (452,904)        (43,605)
--------------------------------------------------------------------------------------------------------
  Institutional Class                                                           (460,267)       (244,108)
========================================================================================================
     Total distributions from net realized gains                             (17,939,223)     (5,883,549)
========================================================================================================
     Decrease in net assets resulting from distributions                     (18,361,912)     (5,883,549)
========================================================================================================
Share transactions-net:
  Class A                                                                    (20,643,464)     85,665,910
--------------------------------------------------------------------------------------------------------
  Class B                                                                     (2,593,432)      7,486,474
--------------------------------------------------------------------------------------------------------
  Class C                                                                     (3,574,592)     24,967,920
--------------------------------------------------------------------------------------------------------
  Class R                                                                      2,313,166       4,124,431
--------------------------------------------------------------------------------------------------------
  Institutional Class                                                          1,108,066         778,488
========================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                          (23,390,256)    123,023,223
========================================================================================================
     Net increase (decrease) in net assets                                   (73,130,591)    128,481,654
========================================================================================================


NET ASSETS:

  Beginning of period                                                        234,062,393     105,580,739
========================================================================================================
  End of period (including undistributed net investment income of
     $387,020 and $404,418, respectively)                                   $160,931,802    $234,062,393
________________________________________________________________________________________________________
========================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM TRIMARK ENDEAVOR FUND

NOTES TO FINANCIAL STATEMENTS

April 30, 2008
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Trimark Endeavor Fund (the "Fund") is a series portfolio of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is long-term growth of capital.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from

9        AIM TRIMARK ENDEAVOR FUND
      investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, Invesco Aim Advisors may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

J. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.


10        AIM TRIMARK ENDEAVOR FUND

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                           0.745%
-------------------------------------------------------------------
Next $250 million                                            0.73%
-------------------------------------------------------------------
Next $500 million                                            0.715%
-------------------------------------------------------------------
Next $1.5 billion                                            0.70%
-------------------------------------------------------------------
Next $2.5 billion                                            0.685%
-------------------------------------------------------------------
Next $2.5 billion                                            0.67%
-------------------------------------------------------------------
Next $2.5 billion                                            0.655%
-------------------------------------------------------------------
Over $10 billion                                             0.64%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement between the Advisor and AIM Funds Management Inc. ("AIM Funds Management"), the Advisor pays AIM Funds Management 40% of the amount of the Advisor's compensation on the sub-advised assets.

  Under the terms of a new master sub-advisory agreement approved by shareholders of the Fund on February 29, 2008, effective May 1, 2008, between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and AIM Funds Management Inc. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed, through at least June 30, 2008, to waive advisory fees in an amount equal to 100% of the advisory fee the Advisor receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds.

  For the six months ended April 30, 2008, the Advisor waived advisory fees of $5,682.

  At the request of the Trustees of the Trust, Invesco Ltd. ("Invesco") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2008, Invesco reimbursed expenses of the Fund in the amount of $1,216.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2008, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended April 30, 2008, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2008, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

  Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2008, IADI advised the Fund that IADI retained $17,309 in front-end sales commissions from the sale of Class A shares and $2,188, $29,251, $19,123 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2008, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $5,679.


11        AIM TRIMARK ENDEAVOR FUND

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended April 30, 2008, the Fund paid legal fees of $1,749 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company ("SSB"), the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

  Additionally, the Fund participates in an uncommitted unsecured revolving credit facility with SSB. The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by Invesco Aim, which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan. During the six months ended April 30, 2008, the Fund did not borrow under the uncommitted unsecured revolving credit facility.

NOTE 6--FOREIGN CURRENCY CONTRACTS


                                        OPEN FOREIGN CURRENCY CONTRACTS AT PERIOD END
----------------------------------------------------------------------------------------------------------------------------
                                                                   CONTRACT TO
SETTLEMENT                                           ---------------------------------------        VALUE        UNREALIZED
DATE                                                      DELIVER               RECEIVE           04/30/08      APPRECIATION
----------------------------------------------------------------------------------------------------------------------------
07/15/08                                             EUR     3,000,000     USD     4,728,900     $4,667,310        $61,590
____________________________________________________________________________________________________________________________
============================================================================================================================




Currency Abbreviations:
EUR - Euro
USD - U.S. Dollar


NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  The Fund did not have a capital loss carryforward as of October 31, 2007.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2008 was $12,952,971 and $64,277,272, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                          $ 11,924,482
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                         (29,481,705)
================================================================================================
Net unrealized appreciation (depreciation) of investment securities                 $(17,557,223)
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $178,114,168.




12        AIM TRIMARK ENDEAVOR FUND

NOTE 9--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A, Class B, Class C, Class R and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class B shares and Class C shares are sold with a CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

                                              CHANGES IN SHARES OUTSTANDING
-------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                      APRIL 30,                       OCTOBER 31,
                                                                       2008(a)                           2007
                                                             ---------------------------     ----------------------------
                                                               SHARES          AMOUNT          SHARES           AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                     1,100,813     $ 15,192,628     10,899,707     $ 186,278,865
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                       124,078        1,611,400        785,351        13,097,611
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                       277,946        3,820,774      2,003,231        33,506,822
-------------------------------------------------------------------------------------------------------------------------
  Class R                                                       245,277        3,384,416        282,153         4,788,029
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            75,689        1,016,247        375,994         6,448,262
=========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                       822,906       11,528,916        227,390         3,572,301
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                       120,566        1,644,512         46,017           709,126
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                       231,999        3,164,459         55,785           859,649
-------------------------------------------------------------------------------------------------------------------------
  Class R                                                        33,111          460,249          2,793            43,605
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            35,324          499,489         15,411           244,108
=========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        82,488        1,102,146         97,635         1,624,360
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                       (84,857)      (1,102,146)       (99,825)       (1,624,360)
=========================================================================================================================
Reacquired:
  Class A                                                    (3,519,574)     (48,467,154)    (6,154,238)     (105,809,616)
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (358,768)      (4,747,198)      (282,598)       (4,695,903)
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (791,315)     (10,559,825)      (563,514)       (9,398,551)
-------------------------------------------------------------------------------------------------------------------------
  Class R                                                      (114,422)      (1,531,499)       (41,449)         (707,203)
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           (28,411)        (407,670)      (334,672)       (5,913,882)
=========================================================================================================================
                                                             (1,747,150)    $(23,390,256)     7,315,171     $ 123,023,223
_________________________________________________________________________________________________________________________
=========================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 33% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


13        AIM TRIMARK ENDEAVOR FUND

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                  CLASS A
                                                   --------------------------------------------------------------------
                                                                                                       NOVEMBER 4, 2003
                                                   SIX MONTHS                                            (COMMENCEMENT
                                                      ENDED            YEAR ENDED OCTOBER 31,              DATE) TO
                                                    APRIL 30,     --------------------------------        OCTOBER 31,
                                                      2008          2007         2006        2005            2004
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $  16.73      $  15.66     $ 12.53     $ 11.53          $ 10.00
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                       0.04          0.07       (0.02)       0.01            (0.05)
-----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                          (2.25)         1.82        3.18        0.99             1.58
=======================================================================================================================
     Total from investment operations                  (2.21)         1.89        3.16        1.00             1.53
=======================================================================================================================
Less distributions:
  Dividends from net investment income                 (0.04)           --       (0.03)         --               --
-----------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                (1.33)        (0.82)         --          --               --
=======================================================================================================================
     Total distributions                               (1.37)        (0.82)      (0.03)         --               --
=======================================================================================================================
Net asset value, end of period                      $  13.15      $  16.73     $ 15.66     $ 12.53          $ 11.53
_______________________________________________________________________________________________________________________
=======================================================================================================================
Total return(b)                                       (13.69)%       12.44%      25.26%       8.67%           15.30%
_______________________________________________________________________________________________________________________
=======================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)            $105,223      $159,244     $69,660     $55,124          $24,996
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements        1.46%(c)      1.35%       1.56%       1.66%            2.00%(d)
-----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                     1.47%(c)      1.39%       1.62%       1.71%            3.02%(d)
=======================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                            0.64%(c)      0.40%      (0.16)%      0.04%           (0.49)%(d)
_______________________________________________________________________________________________________________________
=======================================================================================================================
Portfolio turnover rate(e)                                 7%           39%         28%         15%              35%
_______________________________________________________________________________________________________________________
=======================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $121,030,910.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


14        AIM TRIMARK ENDEAVOR FUND

                                                                                 CLASS B
                                                   -------------------------------------------------------------------
                                                                                                      NOVEMBER 4, 2003
                                                   SIX MONTHS                                           (COMMENCEMENT
                                                      ENDED            YEAR ENDED OCTOBER 31,             DATE) TO
                                                    APRIL 30,     -------------------------------        OCTOBER 31,
                                                      2008          2007        2006        2005            2004
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $ 16.30      $ 15.39     $ 12.38     $ 11.47          $10.00
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                      (0.01)       (0.06)      (0.13)      (0.08)          (0.13)
----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                          (2.20)        1.79        3.14        0.99            1.60
======================================================================================================================
     Total from investment operations                  (2.21)        1.73        3.01        0.91            1.47
======================================================================================================================
Less distributions from net realized gains             (1.33)       (0.82)         --          --              --
======================================================================================================================
Net asset value, end of period                       $ 12.76      $ 16.30     $ 15.39     $ 12.38          $11.47
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(b)                                       (14.07)%      11.58%      24.31%       7.93%          14.70%
______________________________________________________________________________________________________________________
======================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)             $14,888      $22,258     $14,104     $13,237          $6,403
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements        2.21%(c)     2.10%       2.31%       2.35%           2.65%(d)
----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                     2.22%(c)     2.14%       2.37%       2.40%           3.67%(d)
======================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                           (0.11)%(c)   (0.35)%     (0.91)%     (0.65)%         (1.14)%(d)
______________________________________________________________________________________________________________________
======================================================================================================================
Portfolio turnover rate(e)                                 7%          39%         28%         15%             35%
______________________________________________________________________________________________________________________
======================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $17,316,667.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                 CLASS C
                                                   -------------------------------------------------------------------
                                                                                                      NOVEMBER 4, 2003
                                                   SIX MONTHS                                           (COMMENCEMENT
                                                      ENDED            YEAR ENDED OCTOBER 31,             DATE) TO
                                                    APRIL 30,     -------------------------------        OCTOBER 31,
                                                      2008          2007        2006        2005            2004
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $ 16.30      $ 15.39     $ 12.38     $ 11.47          $10.00
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                      (0.01)       (0.06)      (0.13)      (0.08)          (0.13)
----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                          (2.19)        1.79        3.14        0.99            1.60
======================================================================================================================
     Total from investment operations                  (2.20)        1.73        3.01        0.91            1.47
======================================================================================================================
Less distributions from net realized gains             (1.33)       (0.82)         --          --              --
======================================================================================================================
Net asset value, end of period                       $ 12.77      $ 16.30     $ 15.39     $ 12.38          $11.47
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(b)                                       (14.01)%      11.58%      24.31%       7.93%          14.70%
______________________________________________________________________________________________________________________
======================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)             $29,133      $41,790     $16,437     $12,910          $5,944
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements        2.21%(c)     2.10%       2.31%       2.35%           2.65%(d)
----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                     2.22%(c)     2.14%       2.37%       2.40%           3.67%(d)
======================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                           (0.11)%(c)   (0.35)%     (0.91)%     (0.65)%         (1.14)%(d)
______________________________________________________________________________________________________________________
======================================================================================================================
Portfolio turnover rate(e)                                 7%          39%         28%         15%             35%
______________________________________________________________________________________________________________________
======================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $33,968,500.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


15        AIM TRIMARK ENDEAVOR FUND

                                                                                 CLASS R
                                                   -------------------------------------------------------------------
                                                                                                        APRIL 30, 2004
                                                                                                         (COMMENCEMENT
                                                      SIX MONTHS          YEAR ENDED OCTOBER 31,           DATE) TO
                                                   ENDED APRIL 30,     ----------------------------       OCTOBER 31,
                                                         2008           2007       2006       2005           2004
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $ 16.59         $15.58     $12.48     $11.51         $10.88
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                         0.02           0.03      (0.06)     (0.02)         (0.04)
----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                            (2.23)          1.80       3.18       0.99           0.67
======================================================================================================================
     Total from investment operations                    (2.21)          1.83       3.12       0.97           0.63
======================================================================================================================
Less distributions:
  Dividends from net investment income                   (0.02)            --      (0.02)        --             --
----------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                  (1.33)         (0.82)        --         --             --
======================================================================================================================
     Total distributions                                 (1.35)         (0.82)     (0.02)        --             --
======================================================================================================================
Net asset value, end of period                         $ 13.03         $16.59     $15.58     $12.48         $11.51
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(b)                                         (13.81)%        12.11%     25.04%      8.43%          5.79%
______________________________________________________________________________________________________________________
======================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)               $ 5,988         $4,905     $  812     $  253         $   34
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements          1.71%(c)       1.60%      1.81%      1.85%          2.15%(d)
----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                       1.72%(c)       1.64%      1.87%      1.90%          3.17%(d)
======================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                              0.39%(c)       0.15%     (0.41)%    (0.15)%        (0.64)%(d)
______________________________________________________________________________________________________________________
======================================================================================================================
Portfolio turnover rate(e)                                   7%            39%        28%        15%            35%
______________________________________________________________________________________________________________________
======================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $5,504,324.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


16        AIM TRIMARK ENDEAVOR FUND

                                                                            INSTITUTIONAL CLASS
                                                      --------------------------------------------------------------
                                                                                                      APRIL 30, 2004
                                                      SIX MONTHS                                       (COMMENCEMENT
                                                         ENDED          YEAR ENDED OCTOBER 31,           DATE) TO
                                                       APRIL 30,     ----------------------------       OCTOBER 31,
                                                         2008         2007       2006       2005           2004
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $ 16.94      $15.78     $12.61     $11.55         $10.88
--------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                          0.08        0.15       0.05       0.06          (0.01)
--------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
     and unrealized)                                      (2.29)       1.83       3.20       1.00           0.68
====================================================================================================================
     Total from investment operations                     (2.21)       1.98       3.25       1.06           0.67
====================================================================================================================
Less distributions:
  Dividends from net investment income                    (0.11)         --      (0.08)        --             --
--------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                   (1.33)      (0.82)        --         --             --
====================================================================================================================
     Total distributions                                  (1.44)      (0.82)     (0.08)        --             --
====================================================================================================================
Net asset value, end of period                          $ 13.29      $16.94     $15.78     $12.61         $11.55
____________________________________________________________________________________________________________________
====================================================================================================================
Total return(b)                                          (13.53)%     12.94%     25.91%      9.18%          6.16%
____________________________________________________________________________________________________________________
====================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)                $ 5,700      $5,864     $4,567     $3,396         $1,779
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements           0.94%(c)    0.90%      1.05%      1.18%          1.62%(d)
--------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements        0.95%(c)    0.94%      1.11%      1.23%          2.64%(d)
====================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                               1.16%(c)    0.85%      0.35%      0.52%         (0.11)%(d)
____________________________________________________________________________________________________________________
====================================================================================================================
Portfolio turnover rate(e)                                    7%         39%        28%        15%            35%
____________________________________________________________________________________________________________________
====================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $5,448,736.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION AND REGULATORY INQUIRIES

On August 30, 2005, the West Virginia Office of the State Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and IADI (Order No. 05-1318). The WVASC makes findings of fact that Invesco Aim and IADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and IADI violated the West Virginia securities laws. The WVASC orders Invesco Aim and IADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, Invesco Funds Group, Inc. ("IFG"), Invesco Aim, IADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and

  - that certain AIM Funds inadequately employed fair value pricing. The case pending in Illinois State Court was dismissed with prejudice on May 6, 2008.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds

17        AIM TRIMARK ENDEAVOR FUND
remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more Invesco Aim
Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  At the present time, management of Invesco Aim and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on Invesco Aim, IADI or the Fund.


18        AIM TRIMARK ENDEAVOR FUND

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2007, through April 30, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (11/01/07)   (04/30/08)(1)   PERIOD(2)     (04/30/08)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00       $863.10        $ 6.76      $1,017.60       $ 7.32       1.46%
---------------------------------------------------------------------------------------------------
        B            1,000.00        859.30         10.22       1,013.87        11.07       2.21
---------------------------------------------------------------------------------------------------
        C            1,000.00        859.90         10.22       1,013.87        11.07       2.21
---------------------------------------------------------------------------------------------------
        R            1,000.00        861.90          7.92       1,016.36         8.57       1.71
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2007, through April 30, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.


19        AIM TRIMARK ENDEAVOR FUND

APPROVAL OF SUB-ADVISORY AGREEMENT

At in-person meetings held on December      and employees of the Affiliated             and the services to be provided by Invesco
12-13, 2007, the Board of Trustees of AIM   Sub-Advisors who will provide these         Aim pursuant to the Fund's advisory
Investment Funds (the "Board"), including   services. The Board concluded that the      agreement, as well as the allocation of
a majority of the independent trustees,     nature, extent and quality of the           fees between Invesco Aim and the Affiliated
voting separately, approved the             services to be provided by the Affiliated   Sub-Advisors pursuant to the sub-advisory
sub-advisory agreement for AIM Trimark      Sub-Advisors were appropriate. The Board    agreement. The Board noted that the
Endeavor Fund (the "Fund"), effective on    noted that the Affiliated Sub-Advisors,     sub-advisory fees have no direct effect on
or about May 1, 2008. In so doing, the      which have offices and personnel that are   the Fund or its shareholders, as they are
Board determined that the sub-advisory      geographically dispersed in financial       paid by Invesco Aim to the Affiliated
agreement is in the best interests of the   centers around the world, have been         Sub-Advisors, and that Invesco Aim and the
Fund and its shareholders and that the      formed in part for the purpose of           Affiliated Sub-Advisors are affiliates.
compensation to AIM Funds Management Inc.   researching and compiling information and   After taking account of the Fund's
(AIM Funds Management Inc. anticipates      making recommendations on the markets and   contractual sub-advisory fee rate, as well
changing its name to Invesco Trimark        economies of various countries and          as other relevant factors, the Board
Investment Management Inc. on or prior to   securities of companies located in such     concluded that the Fund's sub-advisory fees
December 31, 2008), Invesco Asset           countries or on various types of            were fair and reasonable.
Management Deutschland, GmbH, Invesco       investments and investment techniques,
Asset Management Limited, Invesco Asset     and providing investment advisory              D. Financial Resources of the Affiliated
Management (Japan) Limited, Invesco         services. The Board concluded that the            Sub-Advisors
Australia Limited, Invesco Global Asset     sub-advisory agreement will benefit the
Management (N.A.), Inc., Invesco Hong       Fund and its shareholders by permitting     The Board considered whether each
Kong Limited, Invesco Institutional         Invesco Aim to utilize the additional       Affiliated Sub-Advisor is financially sound
(N.A.), Inc., and Invesco Senior Secured    resources and talent of the Affiliated      and has the resources necessary to perform
Management, Inc. (collectively, the         Sub-Advisors in managing the Fund.          its obligations under the sub-advisory
"Affiliated Sub-Advisors") under the                                                    agreement, and concluded that each
sub-advisory agreement is fair and             B. Fund Performance                      Affiliated Sub-Advisor has the financial
reasonable.                                                                             resources necessary to fulfill these
                                               The Board did view Fund performance as   obligations.
   The independent trustees met             a relevant factor in considering whether
separately during their evaluation of the   to approve the sub-advisory agreement for
sub-advisory agreement with independent     the Fund, as one of the Affiliated
legal counsel from whom they received       Sub-Advisors currently serves as the
independent legal advice, and the           sub-advisor to the Fund. The Board
independent trustees also received          compared the Fund's performance during
assistance during their deliberations       the past one and three calendar years to
from the independent Senior Officer, a      the performance of funds in the Fund's
full-time officer of the AIM Funds who      Lipper peer group that are not managed by
reports directly to the independent         Invesco Aim, and against the performance
trustees. The sub-advisory agreement was    of all funds in the Lipper Mid-Cap Core
considered separately for the Fund,         Funds Index. The Board also reviewed the
although the Board also considered the      methodology used by Lipper to identify
common interests of all of the AIM Funds    the Fund's peers. The Board noted that
in their deliberations. The Board           the Fund's performance was above the
comprehensively considered all of the       median performance of its peers for the
information provided to them and did not    one and three year periods. The Board
identify any particular factor that was     noted that the Fund's performance was
controlling. Furthermore, each trustee      above the performance of the Index for
may have evaluated the information          the one and three year periods. The Board
provided differently from one another and   also considered the steps Invesco Aim has
attributed different weight to the          taken over the last several years to
various factors.                            improve the quality and efficiency of the
                                            services that Invesco Aim provides to the
   Set forth below is a discussion of the   AIM Funds. The Board concluded that
material factors and related conclusions    Invesco Aim continues to be responsive to
that formed the basis for the Board's       the Board's focus on fund performance.
approval of the sub-advisory agreement      The Board also reviewed more recent Fund
for the Fund.                               performance and this review did not
                                            change their conclusions.
   A. Nature, Extent and Quality of
      Services to be Provided by the           C. Sub-Advisory Fees
      Affiliated Sub-Advisors
                                            The Board considered the services to be
The Board reviewed the services to be       provided by the Affiliated Sub-Advisors
provided by the Affiliated Sub-Advisors     pursuant to the sub-advisory agreement
under the sub-advisory agreement and the
credentials and experience of the
officers


20      AIM TRIMARK ENDEAVOR FUND

PROXY RESULTS

A Special Meeting ("Meeting") of Shareholders of AIM Trimark Endeavor Fund, an investment portfolio of AIM Investment Funds, a Delaware statutory trust ("Trust"), was held on February 29, 2008. The Meeting was held for the following purpose:

(1) Approve a new sub-advisory agreement between Invesco Aim Advisors, Inc. and each of AIM Funds Management, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Global Asset Management (N.A.), Inc.; Invesco Hong Kong Limited; Invesco Institutional (N.A.), Inc.; and Invesco Senior Secured Management, Inc.

The results of the voting on the above matter were as follows:


                                                                             VOTES          WITHHELD/           BROKER
      MATTER                                               VOTES FOR        AGAINST        ABSTENTIONS        NON-VOTES
-----------------------------------------------------------------------------------------------------------------------
(1)   Approve a new sub-advisory agreement between
      Invesco Aim Advisors, Inc. and each of AIM Funds
      Management, Inc.; Invesco Asset Management
      Deutschland, GmbH; Invesco Asset Management
      Limited; Invesco Asset Management (Japan) Limited;
      Invesco Australia Limited; Invesco Global Asset
      Management (N.A.), Inc.; Invesco Hong Kong
      Limited; Invesco Institutional (N.A.), Inc.; and
      Invesco Senior Secured Management, Inc. ..........   5,571,054        236,182          199,257          2,229,565



The Meeting was adjourned until March 28, 2008, with respect to the following proposals:

(1) Elect 13 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is elected and qualified.

(2) Approve an amendment to the Trust's Agreement and Declaration of Trust that would permit the Board of Trustees of the Trust to terminate the Trust, the Fund, and each other series portfolio of the Trust, or a share class without a shareholder vote.

The results of the voting on the above matters were as follows:


                                                                                                WITHHELD/
      MATTERS                                                               VOTES FOR         ABSTENTIONS**
-----------------------------------------------------------------------------------------------------------
(1)*  Bob R. Baker......................................................   102,474,770          3,616,868
      Frank S. Bayley...................................................   102,514,342          3,577,296
      James T. Bunch....................................................   102,289,114          3,802,524
      Bruce L. Crockett.................................................   102,291,441          3,800,197
      Albert R. Dowden..................................................   102,396,298          3,695,340
      Jack M. Fields....................................................   102,554,039          3,537,599
      Martin L. Flanagan................................................   102,560,133          3,531,505
      Carl Frischling...................................................   102,489,803          3,601,835
      Prema Mathai-Davis................................................   102,539,885          3,551,753
      Lewis F. Pennock..................................................   102,270,904          3,820,734
      Larry Soll, Ph.D. ................................................   102,271,222          3,820,416
      Raymond Stickel, Jr. .............................................   102,550,734          3,540,904
      Philip A. Taylor..................................................   102,512,878          3,578,760




                                                                              VOTES           WITHHELD/           BROKER
                                                          VOTES FOR          AGAINST         ABSTENTIONS         NON-VOTES
--------------------------------------------------------------------------------------------------------------------------
(2)*  Approve an amendment to the Trust's Agreement
      and Declaration of Trust that would permit the
      Board of Trustees of the Trust to terminate the
      Trust, the Fund, and each other series portfolio
      of the Trust, or a share class without a
      shareholder vote................................   66,789,909        10,167,853         2,948,760         26,185,116



 * Proposals 1 and 2 required approval by a combined vote of all of the portfolios of AIM Investment Funds.

** Includes Broker Non-Votes.


21        AIM TRIMARK ENDEAVOR FUND

Supplement to Semiannual Report dated 4/30/08

AIM TRIMARK ENDEAVOR FUND

                                             ==========================================
INSTITUTIONAL CLASS SHARES                   AVERAGE ANNUAL TOTAL RETURNS                 presented above may vary from the expense
The following information has been           For periods ended 4/30/08                    ratios presented in other sections of the
prepared to provide Institutional Class                                                   actual report that are based on expenses
shareholders with a performance overview     Inception                           10.27%   incurred during the period covered by the
specific to their holdings.                     1 Year                          -17.38    report.
Institutional Class shares are offered          6 Months*                       -13.53
exclusively to institutional investors,                                                      The performance data quoted represent
including defined contribution plans that    ==========================================   past performance and cannot guarantee
meet certain criteria.                       AVERAGE ANNUAL TOTAL RETURNS                 comparable future results; current
                                             For periods ended 3/31/08, most recent       performance may be lower or higher. Please
                                             calendar quarter-end                         visit invescoaim.com for the most recent
                                                                                          month-end performance. Performance figures
                                             Inception                            9.88%   reflect reinvested distributions and
                                                1 Year                          -16.97    changes in net asset value. Performance
                                                6 Months*                       -15.44    figures do not reflect deduction of taxes
                                                                                          a shareholder would pay on Fund
                                             *    Cumulative total return that has not    distributions or sale of Fund shares.
                                                  been annualized                         Investment return and principal value will
                                                                                          fluctuate so that you may have a gain or
                                             ==========================================   loss when you sell shares.
                                             Institutional Class shares' inception date
                                             is April 30, 2004. Returns since that date   (1)  Total annual operating expenses less
                                             are historical returns. All other returns         any contractual fee waivers and/or
                                             are blended returns of historical                 expense reimbursements by the advisor
                                             Institutional Class share performance and         in effect through at least June 30,
                                             restated Class A share performance (for           2008. See current prospectus for more
                                             periods prior to the inception date of            information.
                                             Institutional Class shares) at net asset
                                             value (NAV) and reflect the Rule 12b-1
                                             fees applicable to Class A shares. Class A
                                             shares' inception date is November 4,
                                             2003.

                                                Institutional Class shares have no
                                             sales charge; therefore, performance is at
                                             NAV. Performance of Institutional Class
                                             shares will differ from performance of
                                             other share classes primarily due to
                                             differing sales charges and class
                                             expenses.

                                                The net annual Fund operating expense
                                             ratio set forth in the most recent Fund
                                             prospectus as of the date of this
                                             supplement for Institutional Class shares
                                             was 0.92%.(1) The total annual Fund
                                             operating expense ratio set forth in the
                                             most recent Fund prospectus as of the date
                                             of this supplement for Institutional Class
                                             shares was 0.93%. The expense ratios

Over for information on your Fund's expenses.

=======================================================================================
THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                                                                                  [INVESCO AIM LOGO]
invescoaim.com   T-END-INS-2   Invesco Aim Distributors, Inc.                                                      - SERVICE MARK -

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2007, through April 30, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


-----------------------------------------------------------------------------------------------------------
                                                                            HYPOTHETICAL
                                                                      (5% ANNUAL RETURN BEFORE
                                                   ACTUAL                     EXPENSES)
                                         ------------------------------------------------------
                            BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                          ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
          CLASS             (11/01/07)   (04/30/08)(1)   PERIOD(2)     (04/30/08)    PERIOD(2)      RATIO
-----------------------------------------------------------------------------------------------------------
      Institutional         $1,000.00       $864.70        $4.36       $1,020.19       $4.72        0.94%
-----------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2007, through April 30, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.


AIM TRIMARK ENDEAVOR FUND

===================================================================================================================================
EDELIVERY
INVESCOAIM.COM/EDELIVERY

REGISTER FOR EDELIVERY - eDelivery is the process of receiving your fund and account information via e-mail. Once your quarterly statements, tax forms, fund reports, and prospectuses are available, we will send you an e-mail notification containing links to these documents. For security purposes, you will need to log in to your account to view your statements and tax forms.

WHY SIGN UP?                                                       HOW DO I SIGN UP?

Register for eDelivery to:                                         It's easy. Just follow these simple steps:

-  save your Fund the cost of printing and postage.                1. Log in to your account.

-  reduce the amount of paper you receive.                         2. Click on the "Service Center" tab.

-  gain access to your documents faster by not waiting for the     3. Select "Register for eDelivery" and complete the consent
   mail.                                                              process.

-  view your documents online anytime at your convenience.

- save the documents to your personal computer or print them out for your records.

This service is provided by Invesco Aim Investment Services, Inc.
===================================================================================================================================

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC Web site at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in
Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following e-mail address: publicinfo@sec.gov.
The SEC file numbers for the Fund are 811-05426 and 033-19338.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim Web site, invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC Web site, sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2007, is available at our Web site. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy
Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

If used after July 20, 2008, this report must be accompanied by a Fund fact sheet or
Invesco Aim Quarterly Performance Review for the most recent quarter-end. Invesco
Aim--SERVICE MARK-- is a service mark of Invesco Aim Management Group, Inc. Invesco Aim
Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset
Management, Inc. and Invesco PowerShares Capital Management LLC are the investment advisors for the products and services represented by Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell
securities. Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc.,              [INVESCO AIM LOGO]
Invesco Global Asset Management (N.A.), Inc., AIM Funds Management Inc. (DBA AIM Trimark               - SERVICE MARK -
Investments), Invesco Asset Management (Japan) Ltd. and Invesco Hong Kong Ltd. are
affiliated investment advisors that serve as the subadvisor for some of the products and services represented by Invesco Aim. AIM Funds Management Inc. anticipates changing its name to Invesco Trimark Investment Management Inc. (DBA Invesco Trimark) on or prior to
Dec. 31, 2008. Invesco Aim Distributors, Inc. is the distributor for the retail mutual funds, exchange-traded funds and U.S. institutional money market funds represented by
Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

                                                                 invescoaim.com     T-END-SAR-1      Invesco Aim Distributors, Inc.

                              AIM TRIMARK FUND
                              Semiannual Report to Shareholders - April 30, 2008

[INVESCO AIM LOGO]
 - SERVICE MARK -

                                       [MOUNTAIN GRAPHIC]

AIM Investments                 2      Fund Performance
became INVESCO AIM              3      Letter to Shareholders
on March 31, 2008.              4      Schedule of Investments
                                6      Financial Statements
For more details,               9      Notes to Financial Statements
go to invescoaim.com            14     Financial Highlights
                                20     Fund Expenses
                                21     Approval of Sub-Advisory Agreement
                                22     Results of Proxy

                                For the most current month-end Fund performance and commentary, please visit invescoaim.com.

                                Unless otherwise noted, all data provided by Invesco Aim.

                                THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE
                                FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING
                                SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY
                                BEFORE INVESTING.

                                NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

FUND PERFORMANCE

=====================================================================================
PERFORMANCE SUMMARY                                                                     VARY FROM THE EXPENSE RATIOS PRESENTED IN
                                                                                        OTHER SECTIONS OF THIS REPORT THAT ARE
FUND VS. INDEXES                                                                        BASED ON EXPENSES INCURRED DURING THE
Cumulative total returns, 10/31/07 to 4/30/08, at net asset value (NAV). Performance    PERIOD COVERED BY THIS REPORT.
shown does not include applicable contingent deferred sales charges (CDSC) or
front-end sales charges, which would have reduced performance.                             CLASS A SHARE PERFORMANCE REFLECTS THE
                                                                                        MAXIMUM 5.50% SALES CHARGE, AND CLASS B AND
Class A Shares                                                               -8.39%     CLASS C SHARE PERFORMANCE REFLECTS THE
Class B Shares                                                               -8.66      APPLICABLE CONTINGENT DEFERRED SALES CHARGE
Class C Shares                                                               -8.73      (CDSC) FOR THE PERIOD INVOLVED. THE CDSC ON
Class R Shares                                                               -8.46      CLASS B SHARES DECLINES FROM 5% BEGINNING
MSCI World Index(triangle) (Broad Market/Style-Specific Index)               -9.37      AT THE TIME OF PURCHASE TO 0% AT THE
Lipper Global Multi-Cap Core Funds Index(triangle) (Peer Group Index)        -9.48      BEGINNING OF THE SEVENTH YEAR. THE CDSC ON
                                                                                        CLASS C SHARES IS 1% FOR THE FIRST YEAR
(triangle)Lipper Inc.                                                                   AFTER PURCHASE. CLASS R SHARES DO NOT HAVE
                                                                                        A FRONT-END SALES CHARGE; RETURNS SHOWN ARE
The MSCI WORLD INDEX--SERVICE MARK-- is a free float-adjusted market capitalization     AT NET ASSET VALUE AND DO NOT REFLECT A
index that is designed to measure global developed market equity performance.           0.75% CDSC THAT MAY BE IMPOSED ON A TOTAL
                                                                                        REDEMPTION OF RETIREMENT PLAN ASSETS WITHIN
   The LIPPER GLOBAL MULTI-CAP CORE FUNDS INDEX is an equally weighted representation   THE FIRST YEAR.
of the largest funds in the Lipper Global Multi-Cap Core Funds category. These funds
typically have an average price-to-cash flow ratio, price-to-book ratio, and               HAD THE ADVISOR NOT WAIVED FEES AND/OR
three-year sales-per-share growth value, compared to the S&P/Citigroup BMI.             REIMBURSED EXPENSES IN THE PAST,
                                                                                        PERFORMANCE WOULD HAVE BEEN LOWER.
   The Fund is not managed to track the performance of any particular index,
including the indexes defined here, and consequently, the performance of the Fund may      A REDEMPTION FEE OF 2% WILL BE IMPOSED
deviate significantly from the performance of the indexes.                              ON CERTAIN REDEMPTIONS OR EXCHANGES OUT OF
                                                                                        THE FUND WITHIN 30 DAYS OF PURCHASE.
   A direct investment cannot be made in an index. Unless otherwise indicated, index    EXCEPTIONS TO THE REDEMPTION FEE ARE LISTED
results include reinvested dividends, and they do not reflect sales charges.            IN THE FUND'S PROSPECTUS.
Performance of an index of funds reflects fund expenses; performance of a market
index does not.                                                                            THE PERFORMANCE OF THE FUND'S SHARE
                                                                                        CLASSES WILL DIFFER PRIMARILY DUE TO
=====================================================================================   DIFFERENT SALES CHARGE STRUCTURES AND CLASS
                                                                                        EXPENSES.
=========================================   =========================================
AVERAGE ANNUAL TOTAL RETURNS                AVERAGE ANNUAL TOTAL RETURNS
As of 4/30/08, including maximum            As of 3/31/08, the most recent calendar
applicable sales charges                    quarter-end, including maximum applicable
                                            sales charges

CLASS A SHARES                              CLASS A SHARES
Inception (11/4/03)                  9.49%  Inception (11/4/03)                  8.77%
 1 Year                            -11.81    1 Year                            -11.38

CLASS B SHARES                              CLASS B SHARES
Inception (11/4/03)                  9.78%  Inception (11/4/03)                  9.05%
 1 Year                            -11.48    1 Year                            -11.16

CLASS C SHARES                              CLASS C SHARES
Inception (11/4/03)                 10.10%  Inception (11/4/03)                  9.40%
 1 Year                             -8.22    1 Year                             -7.83

CLASS R SHARES                              CLASS R SHARES
Inception                           10.64%  Inception                            9.94%
 1 Year                             -6.92    1 Year                             -6.54
=========================================   =========================================

CLASS R SHARES' INCEPTION DATE IS APRIL     PERFORMANCE FIGURES REFLECT REINVESTED
30, 2004. RETURNS SINCE THAT DATE ARE       DISTRIBUTIONS, CHANGES IN NET ASSET VALUE
HISTORICAL RETURNS. ALL OTHER RETURNS ARE   AND THE EFFECT OF THE MAXIMUM SALES
BLENDED RETURNS OF HISTORICAL CLASS R       CHARGE UNLESS OTHERWISE STATED.
SHARE PERFORMANCE AND RESTATED CLASS A      PERFORMANCE FIGURES DO NOT REFLECT
SHARE PERFORMANCE (FOR PERIODS PRIOR TO     DEDUCTION OF TAXES A SHAREHOLDER WOULD
THE INCEPTION DATE OF CLASS R SHARES) AT    PAY ON FUND DISTRIBUTIONS OR SALE OF FUND
NET ASSET VALUE, ADJUSTED TO REFLECT THE    SHARES. INVESTMENT RETURN AND PRINCIPAL
HIGHER RULE 12B-1 FEES APPLICABLE TO        VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE
CLASS R SHARES. CLASS A SHARES' INCEPTION   A GAIN OR LOSS WHEN YOU SELL SHARES.
DATE IS NOVEMBER 4, 2003.
                                               THE TOTAL ANNUAL FUND OPERATING
   THE PERFORMANCE DATA QUOTED REPRESENT    EXPENSE RATIO SET FORTH IN THE MOST
PAST PERFORMANCE AND CANNOT GUARANTEE       RECENT FUND PROSPECTUS AS OF THE DATE OF
COMPARABLE FUTURE RESULTS; CURRENT          THIS REPORT FOR CLASS A, CLASS B, CLASS C
PERFORMANCE MAY BE LOWER OR HIGHER.         AND CLASS R SHARES WAS 1.68%, 2.43%,
PLEASE VISIT INVESCOAIM.COM FOR THE MOST    2.43% AND 1.93%, RESPECTIVELY. THE
RECENT MONTH-END PERFORMANCE.               EXPENSE RATIOS PRESENTED ABOVE MAY


2      AIM TRIMARK FUND

                       Dear Fellow AIM Fund Shareholders:
                       The lines of communication are open: More than 250 of you have responded to the invitation I extended in my previous letter to complete an online survey, and more than 50 shareholders have contacted me directly by
     [CROCKETT         e-mail. When I could respond quickly and easily to a shareholder's specific concern I did, but the messages
       PHOTO]          for the most part raised consistent issues that I respond to here.

                          I have received many suggestions, a few complaints, and one offer to buy a gold mine! In general, your letters expressed an appreciation for transparency, frankness and the opportunity to comment. Nevertheless,
   Bruce Crockett      several shareholders found room for improvement in communications. Some would like more concise letters while others would prefer reports to be more customized for their particular information needs. With these reports going to tens of thousands of people, shareholder communications necessarily have to cover those issues common to a diverse population as well as the information required by law. The ability to change or further customize letters and reports is also affected by technology, timeliness and cost.

   Online survey responders preferred electronic communications to paper at a ratio of 63% to 37%. Direct responders expressed more of a preference for paper, especially for long reports. Electronic communications are more cost-effective than paper communications that have to be printed and mailed, so I encourage those who have resisted electronic communications to give them a try.

   The correspondence shows that improving fund performance and reducing shareholder costs remain the key shareholder concerns.
Several letters noted individual funds where performance had changed for the better, while others remained dissatisfied with the returns from funds they hold. Although 75% of the online survey responders wanted to see more overall fund performance data in these letters, and 58% wanted more information on individual funds, Securities and Exchange Commission (SEC) and Financial Industry
Regulatory Authority (FINRA) rules are very specific about the way fund performance can be discussed in print. Respect for those rules prevents me from commenting on individual funds or very recent results here, but I can assure you that your Board and all of its Investments subcommittees continue to work with Invesco Aim to make improved performance a top priority for all fund managers.

   Expense levels came up as another dominant issue, and no respondent felt these were too low. Several shareholders questioned the need for 12b-1 fees, which cover the cost of distributing fund shares and thereby help the fund to attract new assets. Your Board reviews the funds' 12b-1 fees annually with the shareholders' best interests in mind. While your Board keeps its eye on containing or lowering these fees wherever possible, we also are mindful that 12b-1 fees may be necessary in order to maintain an effective distribution system for fund shares.

   The value of communication between the Board and shareholders has been noted within and beyond the Invesco Aim community. In the online survey, 87% of the respondents felt it was either somewhat or very important to hear directly from the Board, with 55%
saying it was very important. Morningstar --TRADEMARK--, the mutual fund tracking company, also commented favorably on this channel of communication in its fall 2007 update of fund stewardship grades, where Invesco Aim was one of fewer than 10 fund boards to get an A for board quality, according to BoardIQ (11/13/07).

   In other news, Ruth Quigley retired from your Board at the end of 2007, and we thank her for her many years of dedicated service. Larry Soll has assumed Ruth's place as a vice chair of the Investments Committee. The Valuation Committee, which Ruth used to chair, has been reorganized as the Valuation, Distribution and Proxy Oversight Committee under the chairmanship of Carl
Frischling. The elevation of proxy oversight to standing committee status responds to suggestions from shareholders. In addition,
Prema Mathai-Davis assumed my seat on the Governance Committee, and I moved to the Audit Committee.

   Your Board looks forward to another year of diligent effort on your behalf, and we are even more strongly motivated by your feedback. The invitation remains open to e-mail me at bruce@brucecrockett.com. I look forward to hearing from you.

Sincerely,


/s/ BRUCE L. CROCKETT


Bruce L. Crockett
Independent Chair
AIM Funds Board of Trustees

June 16, 2008


3      AIM TRIMARK FUND

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of April 30, 2008



-------------------------------------------------------------------------
Consumer Discretionary                                               32.7%
-------------------------------------------------------------------------
Financials                                                           19.1
-------------------------------------------------------------------------
Health Care                                                          13.1
-------------------------------------------------------------------------
Consumer Staples                                                     11.1
-------------------------------------------------------------------------
Industrials                                                           9.4
-------------------------------------------------------------------------
Information Technology                                                8.9
-------------------------------------------------------------------------
Materials                                                             2.1
-------------------------------------------------------------------------
Money Market Funds Plus Other Assets Less Liabilities                 3.6
_________________________________________________________________________
=========================================================================



SCHEDULE OF INVESTMENTS(a)

April 30, 2008
(Unaudited)




                                                          SHARES             VALUE
---------------------------------------------------------------------------------------

COMMON STOCKS & OTHER EQUITY INTERESTS-96.37%

AUSTRIA-5.88%

Erste Bank der oesterreichischen Sparkassen A.G           14,500          $ 1,079,842
---------------------------------------------------------------------------------------
Wienerberger A.G.                                         37,252            2,153,079
=======================================================================================
                                                                            3,232,921
=======================================================================================


DENMARK-0.71%

Alk-Abello A.S.                                            3,300              389,401
=======================================================================================


FINLAND-4.38%

Nokian Renkaat Oyj                                        56,500            2,410,804
=======================================================================================


FRANCE-4.20%

Accor S.A.(b)                                             28,000            2,309,352
=======================================================================================


GERMANY-6.48%

Adidas A.G.(b)                                            32,400            2,065,227
---------------------------------------------------------------------------------------
Bayerische Motoren Werke A.G.(b)                          27,400            1,502,650
=======================================================================================
                                                                            3,567,877
=======================================================================================


IRELAND-8.02%

Anglo Irish Bank Corp. PLC(b)                            196,868            2,741,763
---------------------------------------------------------------------------------------
Kerry Group PLC-Class A                                   18,600              577,883
---------------------------------------------------------------------------------------
Ryanair Holdings PLC-ADR(c)                               40,400            1,095,244
=======================================================================================
                                                                            4,414,890
=======================================================================================


JAPAN-1.19%

Canon Inc.                                                13,100              655,047
=======================================================================================


MEXICO-9.00%

Cemex S.A.B. de C.V.-ADR(c)                               42,194            1,166,664
---------------------------------------------------------------------------------------
Grupo Modelo, S.A. de C.V.-Series C                      229,800            1,014,299
---------------------------------------------------------------------------------------
Grupo Televisa S.A.-ADR                                  112,300            2,771,564
=======================================================================================
                                                                            4,952,527
=======================================================================================


NETHERLANDS-2.62%

ING Groep N.V.(b)                                         37,800            1,438,827
=======================================================================================


SWITZERLAND-13.94%

Nestle S.A.                                                6,300            3,021,422
---------------------------------------------------------------------------------------
Novartis A.G.                                             54,300            2,761,372
---------------------------------------------------------------------------------------
Schindler Holding A.G.                                     4,600              367,317
---------------------------------------------------------------------------------------
Schindler Holding A.G.-Participation Ctfs.                18,700            1,522,093
=======================================================================================
                                                                            7,672,204
=======================================================================================


UNITED KINGDOM-16.31%

Reed Elsevier PLC(b)                                     216,455            2,733,361
---------------------------------------------------------------------------------------
Smiths Group PLC(b)                                           --                    6
---------------------------------------------------------------------------------------
Tesco PLC(b)                                             177,770            1,502,464
---------------------------------------------------------------------------------------
Willis Group Holdings Ltd.                                61,200            2,126,700
---------------------------------------------------------------------------------------
WPP Group PLC(b)                                         214,200            2,612,338
=======================================================================================
                                                                            8,974,869
=======================================================================================


UNITED STATES-23.64%

Altera Corp.                                              61,400            1,306,592
---------------------------------------------------------------------------------------
American Express Co.                                      21,600            1,037,232
---------------------------------------------------------------------------------------
Cisco Systems, Inc.(c)                                    56,700            1,453,788
---------------------------------------------------------------------------------------
Edwards Lifesciences Corp.(c)                             20,300            1,125,026
---------------------------------------------------------------------------------------
International Rectifier Corp.(c)                          35,800              814,808
---------------------------------------------------------------------------------------
Kinetic Concepts, Inc.(c)                                 45,600            1,808,496
---------------------------------------------------------------------------------------
Molex Inc.-Class A                                        26,400              684,288
---------------------------------------------------------------------------------------
Ross Stores, Inc.                                         46,600            1,560,634
---------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        AIM TRIMARK FUND

                                                          SHARES             VALUE
---------------------------------------------------------------------------------------
UNITED STATES-(CONTINUED)

WellPoint Inc.(c)
                                                        $ 22,800            1,134,300
---------------------------------------------------------------------------------------
Wells Fargo & Co.                                         70,000            2,082,500
=======================================================================================
                                                                           13,007,664
=======================================================================================
     Total Common Stocks & Other Equity Interests
       (Cost $48,131,653)                                                  53,026,383
=======================================================================================


MONEY MARKET FUNDS-0.50%

Liquid Assets Portfolio-Institutional Class(d)           137,114              137,114
---------------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(d)                 137,114              137,114
=======================================================================================
     Total Money Market Funds (Cost $274,228)                                 274,228
=======================================================================================
TOTAL INVESTMENTS-96.87% (Cost $48,405,881)                                53,300,611
=======================================================================================
OTHER ASSETS LESS LIABILITIES-3.13%                                         1,722,840
=======================================================================================
NET ASSETS-100.00%                                                        $55,023,451
_______________________________________________________________________________________
=======================================================================================



Investment Abbreviations:

ADR   - American Depositary Receipt
Ctfs  - Certificates


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at April 30, 2008 was $16,905,988, which represented 30.73% of the Fund's Net Assets. See Note 1A.
(c)   Non-income producing security.
(d) The money market fund and the Fund are affiliated by having the same investment advisor.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM TRIMARK FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2008
(Unaudited)




ASSETS:

Investments, at value (Cost $48,131,653)   $53,026,383
------------------------------------------------------
Investments in affiliated money market
  funds (Cost $274,228)                        274,228
======================================================
     Total investments (Cost
       $48,405,881)                         53,300,611
======================================================
Foreign currencies, at value (Cost
  $1,174,000)                                1,168,907
------------------------------------------------------
Receivables for:
  Investments sold                             592,000
------------------------------------------------------
  Fund shares sold                              18,366
------------------------------------------------------
  Dividends                                    187,937
------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans             12,558
------------------------------------------------------
Other assets                                    32,252
======================================================
     Total assets                           55,312,631
______________________________________________________
======================================================


LIABILITIES:

Payables for:
  Fund shares reacquired                       156,267
------------------------------------------------------
Trustee deferred compensation and
  retirement plans                              14,522
------------------------------------------------------
Accrued distribution fees                       23,688
------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                       2,027
------------------------------------------------------
Accrued transfer agent fees                     22,502
------------------------------------------------------
Accrued operating expenses                      70,174
======================================================
     Total liabilities                         289,180
======================================================
Net assets applicable to shares
  outstanding                              $55,023,451
______________________________________________________
======================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest              $50,174,346
------------------------------------------------------
Undistributed net investment income            432,254
------------------------------------------------------
Undistributed net realized gain (loss)        (474,301)
------------------------------------------------------
Unrealized appreciation                      4,891,152
======================================================
                                           $55,023,451
______________________________________________________
======================================================



NET ASSETS:

Class A                                    $34,828,583
______________________________________________________
======================================================
Class B                                    $ 8,090,525
______________________________________________________
======================================================
Class C                                    $11,411,699
______________________________________________________
======================================================
Class R                                    $   683,410
______________________________________________________
======================================================
Institutional Class                        $     9,234
______________________________________________________
======================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                      2,584,878
______________________________________________________
======================================================
Class B                                        618,719
______________________________________________________
======================================================
Class C                                        872,272
______________________________________________________
======================================================
Class R                                         51,117
______________________________________________________
======================================================
Institutional Class                                677
______________________________________________________
======================================================
Class A:
  Net asset value per share                $     13.47
------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $13.47 divided
     by 94.50%)                            $     14.25
______________________________________________________
======================================================
Class B:
  Net asset value and offering price per
     share                                 $     13.08
______________________________________________________
======================================================
Class C:
  Net asset value and offering price per
     share                                 $     13.08
______________________________________________________
======================================================
Class R:
  Net asset value and offering price per
     share                                 $     13.37
______________________________________________________
======================================================
Institutional Class:
  Net asset value and offering price per
     share                                 $     13.64
______________________________________________________
======================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM TRIMARK FUND

STATEMENT OF OPERATIONS

For the six months ended April 30, 2008
(Unaudited)




INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $55,219)                              $ 1,033,738
------------------------------------------------------------------------------------------------
Dividends from affiliated money market funds                                              16,369
================================================================================================
     Total investment income                                                           1,050,107
================================================================================================


EXPENSES:

Advisory fees                                                                            241,142
------------------------------------------------------------------------------------------------
Administrative services fees                                                              24,863
------------------------------------------------------------------------------------------------
Custodian fees                                                                            22,797
------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                                 48,567
------------------------------------------------------------------------------------------------
  Class B                                                                                 44,400
------------------------------------------------------------------------------------------------
  Class C                                                                                 59,730
------------------------------------------------------------------------------------------------
  Class R                                                                                  1,491
------------------------------------------------------------------------------------------------
Transfer agent fees -- A, B, C and R                                                      78,258
------------------------------------------------------------------------------------------------
Transfer agent fees -- Institutional                                                           5
------------------------------------------------------------------------------------------------
Trustees' and officer's fees and benefits                                                  8,407
------------------------------------------------------------------------------------------------
Other                                                                                     75,462
================================================================================================
     Total expenses                                                                      605,122
================================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)                  (2,952)
================================================================================================
     Net expenses                                                                        602,170
================================================================================================
Net investment income                                                                    447,937
================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities                                                                  146,602
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                     (35,300)
================================================================================================
                                                                                         111,302
================================================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                                               (6,983,116)
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                     (39,416)
================================================================================================
                                                                                      (7,022,532)
================================================================================================
Net realized and unrealized gain (loss)                                               (6,911,230)
================================================================================================
Net increase (decrease) in net assets resulting from operations                      $(6,463,293)
________________________________________________________________________________________________
================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM TRIMARK FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2008 and the year ended October 31, 2007 (Unaudited)



                                                                              APRIL 30,      OCTOBER 31,
                                                                                2008            2007
--------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                     $    447,937     $ 1,188,621
--------------------------------------------------------------------------------------------------------
  Net realized gain                                                              111,302       5,230,672
--------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                        (7,022,532)      3,765,180
========================================================================================================
     Net increase (decrease) in net assets resulting from operations          (6,463,293)     10,184,473
========================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                                       (826,569)             --
--------------------------------------------------------------------------------------------------------
  Class B                                                                       (143,156)             --
--------------------------------------------------------------------------------------------------------
  Class C                                                                       (194,314)             --
--------------------------------------------------------------------------------------------------------
  Class R                                                                         (9,998)             --
--------------------------------------------------------------------------------------------------------
  Institutional Class                                                               (226)             --
========================================================================================================
     Total distributions from net investment income                           (1,174,263)            --
========================================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                                     (3,579,676)     (1,351,670)
--------------------------------------------------------------------------------------------------------
  Class B                                                                       (881,913)       (309,727)
--------------------------------------------------------------------------------------------------------
  Class C                                                                     (1,197,070)       (277,417)
--------------------------------------------------------------------------------------------------------
  Class R                                                                        (48,071)         (8,974)
--------------------------------------------------------------------------------------------------------
  Institutional Class                                                               (812)           (549)
========================================================================================================
     Total distributions from net realized gains                              (5,707,542)     (1,948,337)
========================================================================================================
Share transactions-net:
  Class A                                                                    (10,526,148)     16,686,274
--------------------------------------------------------------------------------------------------------
  Class B                                                                       (555,745)      2,005,802
--------------------------------------------------------------------------------------------------------
  Class C                                                                      1,823,604       4,518,745
--------------------------------------------------------------------------------------------------------
  Class R                                                                        220,317         302,764
--------------------------------------------------------------------------------------------------------
  Institutional Class                                                              1,038          (6,149)
========================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                           (9,036,934)     23,507,436
========================================================================================================
     Net increase (decrease) in net assets                                   (22,382,032)     31,743,572
========================================================================================================


NET ASSETS:

  Beginning of period                                                         77,405,483      45,661,911
========================================================================================================
  End of period (including undistributed net investment income of
     $432,254 and $1,158,580, respectively)                                 $ 55,023,451     $77,405,483
________________________________________________________________________________________________________
========================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM TRIMARK FUND

NOTES TO FINANCIAL STATEMENTS

April 30, 2008
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Trimark Fund (the "Fund") is a series portfolio of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is long-term growth of capital.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from

9        AIM TRIMARK FUND
      investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, Invesco Aim Advisors may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. REDEMPTION FEES -- The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.

J. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

K. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.


10        AIM TRIMARK FUND

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
-------------------------------------------------------------------
First $250 million                                            0.80%
-------------------------------------------------------------------
Next $250 million                                             0.78%
-------------------------------------------------------------------
Next $500 million                                             0.76%
-------------------------------------------------------------------
Next $1.5 billion                                             0.74%
-------------------------------------------------------------------
Next $2.5 billion                                             0.72%
-------------------------------------------------------------------
Next $2.5 billion                                             0.70%
-------------------------------------------------------------------
Next $2.5 billion                                             0.68%
-------------------------------------------------------------------
Over $10 billion                                              0.66%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement between the Advisor and AIM Funds Management Inc. ("AIM Funds Management"), the Advisor pays AIM Funds Management 40% of the amount of the Advisor's compensation on the sub-advised assets.

  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund on February 29, 2008, effective May 1, 2008, between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and AIM Funds Management Inc. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Institutional Class shares to 2.15%, 2.90%, 2.90%, 2.40% and 1.90% of average daily net assets, respectively, through at least June 30, 2008. In determining the Advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. ("Invesco") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. The Advisor did not waive fees and/or reimburse expenses during the period under this expense limitation.

  Further, the Advisor has contractually agreed, through at least June 30, 2008, to waive advisory fees in an amount equal to 100% of the advisory fee the Advisor receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds.

  For the six months ended April 30, 2008, the Advisor waived advisory fees of $434.

  At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2008, Invesco reimbursed expenses of the Fund in the amount of $433.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2008, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended April 30, 2008, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2008, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.


11        AIM TRIMARK FUND

  Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2008, IADI advised the Fund that IADI retained $6,866 in front-end sales commissions from the sale of Class A shares and $232, $6,080, $2,236 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2008, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $2,085.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended April 30, 2008, the Fund paid legal fees of $1,161 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company ("SSB"), the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

  Additionally, the Fund participates in an uncommitted unsecured revolving credit facility with SSB. The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by Invesco Aim, which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan. During the six months ended April 30, 2008, the Fund did not borrow under the uncommitted unsecured revolving credit facility.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  The Fund did not have a capital loss carryforward as of October 31, 2007.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2008 was $9,135,594 and $25,098,724, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                           $ 6,044,748
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                          (1,730,152)
================================================================================================
Net unrealized appreciation of investment securities                                 $ 4,314,596
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $48,986,015.




12        AIM TRIMARK FUND

NOTE 8--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A, Class B, Class C, Class R and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class B shares and Class C shares are sold with a CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

                                              CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                  APRIL 30, 2008(a)                OCTOBER 31, 2007
                                                             ---------------------------     ---------------------------
                                                               SHARES          AMOUNT          SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       279,992     $  3,888,198      2,722,152     $ 42,815,474
------------------------------------------------------------------------------------------------------------------------
  Class B                                                        53,022          730,081        295,420        4,563,966
------------------------------------------------------------------------------------------------------------------------
  Class C                                                       215,333        3,161,280        430,854        6,643,007
------------------------------------------------------------------------------------------------------------------------
  Class R                                                        12,945          172,280         66,448        1,051,503
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                --               --             --               --
========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                       302,684        4,177,042         82,867        1,204,887
------------------------------------------------------------------------------------------------------------------------
  Class B                                                        70,270          943,725         19,727          280,311
------------------------------------------------------------------------------------------------------------------------
  Class C                                                        97,865        1,315,307         17,735          252,191
------------------------------------------------------------------------------------------------------------------------
  Class R                                                         4,235           58,067            621            8,975
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                74            1,038             38              549
========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        34,144          458,967         56,435          886,906
------------------------------------------------------------------------------------------------------------------------
  Class B                                                       (35,147)        (458,967)       (57,922)        (886,906)
========================================================================================================================
Reacquired:(b)
  Class A                                                    (1,310,544)     (19,050,355)    (1,756,051)     (28,220,993)
------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (134,786)      (1,770,584)      (127,938)      (1,996,569)
------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (203,487)      (2,652,983)      (155,924)      (2,376,453)
------------------------------------------------------------------------------------------------------------------------
  Class R                                                          (769)         (10,030)       (47,736)        (757,714)
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                --               --           (399)          (6,698)
========================================================================================================================
                                                               (614,169)    $ (9,036,934)     1,546,327     $ 23,462,436
________________________________________________________________________________________________________________________
========================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 24% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b) Net of redemption fees of $5,316 and $12,179 which were allocated among the classes based on relative net assets of each class for the six months ended April 30, 2008 and the year ended October 31, 2007, respectively.


13        AIM TRIMARK FUND

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                CLASS A
                                             ----------------------------------------------------------------------------
                                                                                                        NOVEMBER 4, 2003
                                             SIX MONTHS ENDED          YEAR ENDED OCTOBER 31,         (COMMENCEMENT DATE)
                                                 APRIL 30,        -------------------------------        TO OCTOBER 31,
                                                   2008             2007        2006        2005              2004
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $ 16.47         $ 14.38     $ 11.44     $ 10.38            $10.00
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                       0.12(a)         0.30(a)    (0.04)(a)   (0.04)            (0.05)(a)
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                       (1.46)           2.36        3.14        1.10              0.43
=========================================================================================================================
     Total from investment operations               (1.34)           2.66        3.10        1.06              0.38
=========================================================================================================================
Less distributions:
  Dividends from net investment income              (0.31)             --          --          --                --
-------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains             (1.35)          (0.57)      (0.16)         --                --
=========================================================================================================================
     Total distributions                            (1.66)          (0.57)      (0.16)         --                --
=========================================================================================================================
Redemption fees added to shares of
  beneficial interest                                0.00            0.00        0.00        0.00              0.00
=========================================================================================================================
Net asset value, end of period                    $ 13.47         $ 16.47     $ 14.38     $ 11.44            $10.38
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(b)                                     (8.39)%         19.02%      27.40%      10.21%             3.80%
_________________________________________________________________________________________________________________________
=========================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)          $34,829         $53,990     $31,258     $18,368            $9,757
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                  1.75%(c)        1.66%       2.03%       2.21%             2.25%(d)
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                  1.75%(c)        1.70%       2.08%       2.53%             3.84%(d)
=========================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                 1.74%(c)        1.90%      (0.31)%     (0.46)%           (0.53)%(d)
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate(e)                             15%             59%         59%         44%               38%
_________________________________________________________________________________________________________________________
=========================================================================================================================



(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $39,067,303.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.



14        AIM TRIMARK FUND

                                                                                CLASS B
                                              --------------------------------------------------------------------------
                                                                                                       NOVEMBER 4, 2003
                                              SIX MONTHS ENDED         YEAR ENDED OCTOBER 31,        (COMMENCEMENT DATE)
                                                  APRIL 30,        -----------------------------        TO OCTOBER 31,
                                                    2008             2007       2006       2005              2004
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $15.99          $ 14.08     $11.29     $10.31            $10.00
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                       0.07(a)          0.18(a)   (0.13)(a)  (0.12)            (0.12)(a)
------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                       (1.41)            2.30       3.08       1.10              0.43
========================================================================================================================
     Total from investment operations               (1.34)            2.48       2.95       0.98              0.31
========================================================================================================================
Less distributions:
  Dividends from net investment income              (0.22)              --         --         --                --
------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains             (1.35)           (0.57)     (0.16)        --                --
========================================================================================================================
     Total distributions                            (1.57)           (0.57)     (0.16)        --                --
========================================================================================================================
Redemption fees added to shares of
  beneficial interest                                0.00             0.00       0.00       0.00              0.00
========================================================================================================================
Net asset value, end of period                     $13.08          $ 15.99     $14.08     $11.29            $10.31
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(b)                                     (8.66)%          18.11%     26.42%      9.51%             3.10%
________________________________________________________________________________________________________________________
========================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)           $8,091          $10,640     $7,549     $6,315            $4,358
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                  2.50%(c)         2.41%      2.78%      2.90%             2.90%(d)
------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                  2.50%(c)         2.45%      2.83%      3.22%             4.49%(d)
========================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                 0.99%(c)         1.15%     (1.06)%    (1.15)%           (1.18)%(d)
________________________________________________________________________________________________________________________
========================================================================================================================
Portfolio turnover rate(e)                             15%              59%        59%        44%               38%
________________________________________________________________________________________________________________________
========================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $8,928,786.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.



15        AIM TRIMARK FUND

                                                                                CLASS C
                                              --------------------------------------------------------------------------
                                                                                                       NOVEMBER 4, 2003
                                              SIX MONTHS ENDED         YEAR ENDED OCTOBER 31,        (COMMENCEMENT DATE)
                                                  APRIL 30,        -----------------------------        TO OCTOBER 31,
                                                    2008             2007       2006       2005              2004
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $ 16.00         $ 14.09     $11.29     $10.31            $10.00
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                        0.07(a)         0.18(a)   (0.13)(a)  (0.12)            (0.12)(a)
------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                        (1.42)           2.30       3.09       1.10              0.43
========================================================================================================================
     Total from investment operations                (1.35)           2.48       2.96       0.98              0.31
========================================================================================================================
Less distributions:
  Dividends from net investment income               (0.22)             --         --         --                --
------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains              (1.35)          (0.57)     (0.16)        --                --
========================================================================================================================
     Total distributions                             (1.57)          (0.57)     (0.16)        --                --
========================================================================================================================
Redemption fees added to shares of
  beneficial interest                                 0.00            0.00       0.00       0.00              0.00
========================================================================================================================
Net asset value, end of period                     $ 13.08         $ 16.00     $14.09     $11.29            $10.31
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(b)                                      (8.73)%         18.10%     26.51%      9.51%             3.10%
________________________________________________________________________________________________________________________
========================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)           $11,412         $12,199     $6,621     $5,671            $4,040
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                   2.50%(c)        2.41%      2.78%      2.90%             2.90%(d)
------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                   2.50%(c)        2.45%      2.83%      3.22%             4.49%(d)
========================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                  0.99%(c)        1.15%     (1.06)%    (1.15)%           (1.18)%(d)
________________________________________________________________________________________________________________________
========================================================================================================================
Portfolio turnover rate(e)                              15%             59%        59%        44%               38%
________________________________________________________________________________________________________________________
========================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $12,011,712.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.



16        AIM TRIMARK FUND

                                                                                CLASS R
                                               -------------------------------------------------------------------------
                                                                                                        APRIL 30, 2004
                                               SIX MONTHS ENDED        YEAR ENDED OCTOBER 31,        (COMMENCEMENT DATE)
                                                   APRIL 30,        ----------------------------        TO OCTOBER 31,
                                                     2008            2007       2006       2005              2004
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $16.34          $14.31     $11.41     $10.37            $10.51
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                        0.10(a)         0.26(a)   (0.07)(a)  (0.03)            (0.04)(a)
------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                        (1.44)           2.34       3.13       1.07             (0.10)
========================================================================================================================
     Total from investment operations                (1.34)           2.60       3.06       1.04             (0.14)
========================================================================================================================
Less distributions:
  Dividends from net investment income               (0.28)             --         --         --                --
------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains              (1.35)          (0.57)     (0.16)        --                --
========================================================================================================================
     Total distributions                             (1.63)          (0.57)     (0.16)        --                --
========================================================================================================================
Redemption fees added to shares of
  beneficial interest                                 0.00            0.00       0.00       0.00              0.00
========================================================================================================================
Net asset value, end of period                      $13.37          $16.34     $14.31     $11.41            $10.37
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(b)                                      (8.46)%         18.68%     27.12%     10.03%            (1.33)%
________________________________________________________________________________________________________________________
========================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)            $  683          $  567     $  220     $   60            $   10
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                   2.00%(c)        1.91%      2.28%      2.40%             2.40%(d)
------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                   2.00%(c)        1.95%      2.33%      2.72%             3.99%(d)
========================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                  1.49%(c)        1.65%     (0.56)%    (0.65)%           (0.68)%(d)
________________________________________________________________________________________________________________________
========================================================================================================================
Portfolio turnover rate(e)                              15%             59%        59%        44%               38%
________________________________________________________________________________________________________________________
========================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $599,763.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.



17        AIM TRIMARK FUND

                                                                          INSTITUTIONAL CLASS
                                               -------------------------------------------------------------------------
                                                                                                        APRIL 30, 2004
                                               SIX MONTHS ENDED        YEAR ENDED OCTOBER 31,        (COMMENCEMENT DATE)
                                                   APRIL 30,        ----------------------------        TO OCTOBER 31,
                                                     2008            2007       2006       2005              2004
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $16.68          $14.51     $11.50     $10.40            $10.51
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                        0.15(a)         0.36(a)    0.01(a)   (0.02)            (0.01)(a)
------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                        (1.47)           2.38       3.16       1.12             (0.10)
========================================================================================================================
     Total from investment operations                (1.32)           2.74       3.17       1.10             (0.11)
========================================================================================================================
Less distributions:
  Dividends from net investment income               (0.37)             --         --         --                --
------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains              (1.35)          (0.57)     (0.16)        --                --
========================================================================================================================
     Total distributions                             (1.72)          (0.57)     (0.16)        --                --
========================================================================================================================
Redemption fees added to shares of
  beneficial interest                                 0.00            0.00       0.00       0.00              0.00
========================================================================================================================
Net asset value, end of period                      $13.64          $16.68     $14.51     $11.50            $10.40
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(b)                                      (8.13)%         19.41%     27.87%     10.58%            (1.05)%
________________________________________________________________________________________________________________________
========================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)            $    9          $   10     $   14     $   11            $   10
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                   1.33%(c)        1.27%      1.64%      1.90%             1.90%(d)
------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                   1.33%(c)        1.31%      1.69%      2.00%             3.42%(d)
========================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                  2.16%(c)        2.29%      0.08%     (0.15)%           (0.18)%(d)
________________________________________________________________________________________________________________________
========================================================================================================================
Portfolio turnover rate(e)                              15%             59%        59%        44%               38%
________________________________________________________________________________________________________________________
========================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $9,087.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


NOTE 10--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION AND REGULATORY INQUIRIES

On August 30, 2005, the West Virginia Office of the State Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and IADI (Order No. 05-1318). The WVASC makes findings of fact that Invesco Aim and IADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and IADI violated the West Virginia securities laws. The WVASC orders Invesco Aim and IADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, Invesco Funds Group, Inc. ("IFG"), Invesco Aim, IADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and

  - that certain AIM Funds inadequately employed fair value pricing. The case pending in Illinois State Court was dismissed with prejudice on May 6, 2008.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders

18        AIM TRIMARK FUND
issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more Invesco Aim
Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  At the present time, management of Invesco Aim and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on Invesco Aim, IADI or the Fund.


19        AIM TRIMARK FUND

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2007, through April 30, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (11/01/07)   (04/30/08)(1)   PERIOD(2)     (04/30/08)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00       $916.10        $ 8.34      $1,016.16       $ 8.77       1.75%
---------------------------------------------------------------------------------------------------
        B            1,000.00        913.40         11.89       1,012.43        12.51       2.50
---------------------------------------------------------------------------------------------------
        C            1,000.00        912.70         11.89       1,012.43        12.51       2.50
---------------------------------------------------------------------------------------------------
        R            1,000.00        915.40          9.52       1,014.92        10.02       2.00
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2007, through April 30, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.


20        AIM TRIMARK FUND

APPROVAL OF SUB-ADVISORY AGREEMENT

At in-person meetings held on December      credentials and experience of the              C. Sub-Advisory Fees
12-13, 2007, the Board of Trustees of AIM   officers and employees of the Affiliated
Investment Funds (the "Board"), including   Sub-Advisors who will provide these         The Board considered the services to be
a majority of the independent trustees,     services. The Board concluded that the      provided by the Affiliated Sub-Advisors
voting separately, approved the             nature, extent and quality of the           pursuant to the sub-advisory agreement and
sub-advisory agreement for AIM Trimark      services to be provided by the Affiliated   the services to be provided by Invesco Aim
Fund (the "Fund"), effective on or about    Sub-Advisors were appropriate. The Board    pursuant to the Fund's advisory agreement,
May 1, 2008. In so doing, the Board         noted that the Affili-ated Sub-Advisors,    as well as the allocation of fees between
determined that the sub-advisory            which have offices and personnel that are   Invesco Aim and the Affiliated Sub-Advisors
agreement is in the best interests of the   geographically dispersed in financial       pursuant to the sub-advisory agreement. The
Fund and its shareholders and that the      centers around the world, have been         Board noted that the sub-advisory fees have
compensation to AIM Funds Management Inc.   formed in part for the purpose of           no direct effect on the Fund or its
(AIM Funds Management Inc. anticipates      researching and compiling information and   shareholders, as they are paid by Invesco
changing its name to Invesco Trimark        making recommendations on the markets and   Aim to the Affiliated Sub-Advisors, and
Investment Management Inc. on or prior to   economies of various countries and          that Invesco Aim and the Affiliated Sub-
December 31, 2008), Invesco Asset           securities of companies located in such     Advisors are affiliates. After taking
Management Deutschland, GmbH, Invesco       countries or on various types of            account of the Fund's contractual
Asset Management Limited, Invesco Asset     investments and investment techniques,      sub-advisory fee rate, as well as other
Management (Japan) Limited, Invesco         and providing investment advisory           relevant factors, the Board concluded that
Australia Limited, Invesco Global Asset     services. The Board concluded that the      the Fund's sub-advisory fees were fair and
Management (N.A.), Inc., Invesco Hong       sub-advisory agreement will benefit the     reasonable.
Kong Limited, Invesco Institutional         Fund and its shareholders by permitting
(N.A.), Inc., and Invesco Senior Secured    Invesco Aim to utilize the additional          D. Financial Resources of the Affiliated
Management, Inc. (collectively, the         resources and talent of the Affiliated            Sub-Advisors
"Affiliated Sub-Advisors") under the        Sub-Advisors in managing the Fund.
sub-advisory agreement is fair and                                                      The Board considered whether each
reasonable.                                    B. Fund Performance                      Affiliated Sub-Advisor is financially sound
                                                                                        and has the resources necessary to perform
   The independent trustees met             The Board did view Fund performance as a    its obligations under the sub-advisory
separately during their evaluation of the   relevant factor in considering whether to   agreement, and concluded that each
sub-advisory agreement with independent     approve the sub-advisory agreement for      Affiliated Sub-Advisor has the financial
legal counsel from whom they received       the Fund, as one of the Affiliated          resources necessary to fulfill these
independent legal advice, and the           Sub-Advisors currently serves as the        obligations.
independent trustees also received          sub-advisor to the Fund. The Board
assistance during their deliberations       compared the Fund's performance during
from the independent Senior Officer, a      the past one and three calendar years to
full-time officer of the AIM Funds who      the performance of funds in the Fund's
reports directly to the independent         Lipper peer group that are not managed by
trustees. The sub-advisory agreement was    Invesco Aim, and against the performance
considered separately for the Fund,         of all funds in the Lipper Global
although the Board also considered the      Multi-Cap Core Funds Index. The Board
common interests of all of the AIM Funds    also reviewed the methodology used by
in their deliberations. The Board           Lipper to identify the Fund's peers. The
comprehensively considered all of the       Board noted that the Fund's performance
information provided to them and did not    was comparable to the median performance
identify any particular factor that was     of its peers for the one year period, and
controlling. Furthermore, each trustee      below such performance for the three year
may have evaluated the information          period. The Board noted that the Fund's
provided differently from one another and   performance was above the performance of
attributed different weight to the          the Index for the one year period, and
various factors.                            comparable to such Index for the three
                                            year period. The Board also considered
   Set forth below is a discussion of the   the steps Invesco Aim has taken over the
material factors and related conclusions    last several years to improve the quality
that formed the basis for the Board's       and efficiency of the services that
approval of the sub-advisory agreement      Invesco Aim provides to the AIM Funds.
for the Fund.                               The Board concluded that Invesco Aim
                                            continues to be responsive to the Board's
   A. Nature, Extent and Quality of         focus on fund performance. The Board also
      Services to be Provided by the        reviewed more recent Fund performance and
      Affiliated Sub-Advisors               this review did not change their
                                            conclusions.
The Board reviewed the services to be
provided by the Affiliated Sub-Advisors
under the sub-advisory agreement and the


21     AIM TRIMARK FUND

PROXY RESULTS

A Special Meeting ("Meeting") of Shareholders of AIM Trimark Fund, an investment portfolio of AIM Investment Funds, a Delaware statutory trust ("Trust"), was held on February 29, 2008. The Meeting was held for the following purpose:

(1) Approve a new sub-advisory agreement between Invesco Aim Advisors, Inc. and each of AIM Funds Management, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Global Asset Management (N.A.), Inc.; Invesco Hong Kong Limited; Invesco Institutional (N.A.), Inc.; and Invesco Senior Secured Management, Inc.

The results of the voting on the above matter were as follows:


                                                                              VOTES          WITHHELD/           BROKER
          MATTER                                            VOTES FOR        AGAINST        ABSTENTIONS        NON-VOTES
------------------------------------------------------------------------------------------------------------------------
(1)       Approve a new sub-advisory agreement between
          Invesco Aim Advisors, Inc. and each of AIM
          Funds Management, Inc.; Invesco Asset
          Management Deutschland, GmbH; Invesco Asset
          Management Limited; Invesco Asset Management
          (Japan) Limited; Invesco Australia Limited;
          Invesco Global Asset Management (N.A.), Inc.;
          Invesco Hong Kong Limited; Invesco
          Institutional (N.A.), Inc.; and Invesco Senior
          Secured Management, Inc. ......................   2,049,645         72,675          102,489           652,227



The Meeting was adjourned until March 28, 2008, with respect to the following proposals:

(1) Elect 13 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is elected and qualified.

(2) Approve an amendment to the Trust's Agreement and Declaration of Trust that would permit the Board of Trustees of the Trust to terminate the Trust, the Fund, and each other series portfolio of the Trust, or a share class without a shareholder vote.

    The results of the voting on the above matters were as follows:


                                                                                                 WITHHELD/
          MATTERS                                                            VOTES FOR         ABSTENTIONS**
------------------------------------------------------------------------------------------------------------
(1)*      Bob R. Baker...................................................   102,474,770          3,616,868
          Frank S. Bayley................................................   102,514,342          3,577,296
          James T. Bunch.................................................   102,289,114          3,802,524
          Bruce L. Crockett..............................................   102,291,441          3,800,197
          Albert R. Dowden...............................................   102,396,298          3,695,340
          Jack M. Fields.................................................   102,554,039          3,537,599
          Martin L. Flanagan.............................................   102,560,133          3,531,505
          Carl Frischling................................................   102,489,803          3,601,835
          Prema Mathai-Davis.............................................   102,539,885          3,551,753
          Lewis F. Pennock...............................................   102,270,904          3,820,734
          Larry Soll, Ph.D. .............................................   102,271,222          3,820,416
          Raymond Stickel, Jr. ..........................................   102,550,734          3,540,904
          Philip A. Taylor...............................................   102,512,878          3,578,760




                                                                                VOTES           WITHHELD/           BROKER
                                                            VOTES FOR          AGAINST         ABSTENTIONS         NON-VOTES
----------------------------------------------------------------------------------------------------------------------------
(2)*      Approve an amendment to the Trust's Agreement
          and Declaration of Trust that would permit the
          Board of Trustees of the Trust to terminate
          the Trust, the Fund, and each other series
          portfolio of the Trust, or a share class
          without a shareholder vote....................   66,789,909        10,167,853         2,948,760         26,185,116



 * Proposals 1 and 2 required approval by a combined vote of all of the portfolios of AIM Investment Funds.

** Includes Broker Non-Votes.


22        AIM TRIMARK FUND

Supplement to Semiannual Report dated 4/30/08

AIM TRIMARK FUND

                                             ==========================================
INSTITUTIONAL CLASS SHARES                   AVERAGE ANNUAL TOTAL RETURNS                    A redemption fee of 2% will be
The following information has been           For periods ended 4/30/08                    imposed on certain redemptions or
prepared to provide Institutional Class                                                   exchanges out of the Fund within 30 days
shareholders with a performance overview     Inception                           11.24%   of purchase. Exceptions to the redemption
specific to their holdings.                     1 Year                           -6.28    fee are listed in the Fund's prospectus.
Institutional Class shares are offered          6 Months*                        -8.13
exclusively to institutional investors,                                                      Had the advisor not waived fees
including defined contribution plans that    ==========================================   and/or reimbursed expenses in the past,
meet certain criteria.                       AVERAGE ANNUAL TOTAL RETURNS                 performance would have been lower.
                                             For periods ended 3/31/08, most recent
                                             calendar quarter-end                            The performance data quoted represent
                                                                                          past performance and cannot guarantee
                                             Inception                           10.52%   comparable future results; current
                                                1 Year                           -5.91    performance may be lower or higher. Please
                                                6 Months*                        -9.82    visit invescoaim.com for the most recent
                                                                                          month-end performance. Performance figures
                                             *    Cumulative total return that has not    reflect reinvested distributions and
                                                  been annualized                         changes in net asset value. Performance
                                                                                          figures do not reflect deduction of taxes
                                             ==========================================   a shareholder would pay on Fund
                                             Institutional Class shares' inception date   distributions or sale of Fund shares.
                                             is April 30, 2004. Returns since that date   Investment return and principal value will
                                             are historical returns. All other returns    fluctuate so that you may have a gain or
                                             are blended returns of historical            loss when you sell shares.
                                             Institutional Class share performance and
                                             restated Class A share performance (for
                                             periods prior to the inception date of
                                             Institutional Class shares) at net asset
                                             value (NAV) and reflect the Rule 12b-1
                                             fees applicable to Class A shares. Class A
                                             shares' inception date is November 4,
                                             2003.

                                                Institutional Class shares have no
                                             sales charge; therefore, performance is at
                                             NAV. Performance of Institutional Class
                                             shares will differ from performance of
                                             other share classes primarily due to
                                             differing sales charges and class
                                             expenses.

                                                The total annual Fund operating
                                             expense ratio set forth in the most recent
                                             Fund prospectus as of the date of this
                                             supplement for Institutional Class shares
                                             was 1.29%. The expense ratios presented
                                             above may vary from the expense ratios
                                             presented in other sections of the actual
                                             report that are based on expenses incurred
                                             during the period covered by the report.

Over for information on your Fund's expenses.

=======================================================================================
THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                                                                                  [INVESCO AIM LOGO]
invescoaim.com   T-TRI-INS-2   Invesco Aim Distributors, Inc.                                                      - SERVICE MARK -

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2007, through April 30, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


-----------------------------------------------------------------------------------------------------------
                                                                            HYPOTHETICAL
                                                                      (5% ANNUAL RETURN BEFORE
                                                   ACTUAL                     EXPENSES)
                                         ------------------------------------------------------
                            BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                          ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
          CLASS             (11/01/07)   (04/30/08)(1)   PERIOD(2)     (04/30/08)    PERIOD(2)      RATIO
-----------------------------------------------------------------------------------------------------------
      Institutional         $1,000.00       $918.70        $6.34       $1,018.25       $6.67        1.33%
-----------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2007, through April 30, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.


AIM TRIMARK FUND

===================================================================================================================================
EDELIVERY
INVESCOAIM.COM/EDELIVERY

REGISTER FOR EDELIVERY - eDelivery is the process of receiving your fund and account information via e-mail. Once your quarterly statements, tax forms, fund reports, and prospectuses are available, we will send you an e-mail notification containing links to these documents. For security purposes, you will need to log in to your account to view your statements and tax forms.

WHY SIGN UP?                                                       HOW DO I SIGN UP?

Register for eDelivery to:                                         It's easy. Just follow these simple steps:

-  save your Fund the cost of printing and postage.                1. Log in to your account.

-  reduce the amount of paper you receive.                         2. Click on the "Service Center" tab.

-  gain access to your documents faster by not waiting for the     3. Select "Register for eDelivery" and complete the consent
   mail.                                                              process.

-  view your documents online anytime at your convenience.

- save the documents to your personal computer or print them out for your records.

This service is provided by Invesco Aim Investment Services, Inc.
===================================================================================================================================

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC Web site at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in
Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following e-mail address: publicinfo@sec.gov.
The SEC file numbers for the Fund are 811-05426 and 033-19338.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim Web site, invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC Web site, sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2007, is available at our Web site. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy
Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

If used after July 20, 2008, this report must be accompanied by a Fund fact sheet or
Invesco Aim Quarterly Performance Review for the most recent quarter-end. Invesco
Aim --SERVICE MARK-- is a service mark of Invesco Aim Management Group, Inc. Invesco Aim
Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset
Management, Inc. and Invesco PowerShares Capital Management LLC are the investment advisors for the products and services represented by Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell
securities. Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc.,              [INVESCO AIM LOGO]
Invesco Global Asset Management (N.A.), Inc., AIM Funds Management Inc. (DBA AIM Trimark               - SERVICE MARK -
Investments), Invesco Asset Management (Japan) Ltd. and Invesco Hong Kong Ltd. are
affiliated investment advisors that serve as the subadvisor for some of the products and services represented by Invesco Aim. AIM Funds Management Inc. anticipates changing its name to Invesco Trimark Investment Management Inc. (DBA Invesco Trimark) on or prior to
Dec. 31, 2008. Invesco Aim Distributors, Inc. is the distributor for the retail mutual funds, exchange-traded funds and U.S. institutional money market funds represented by
Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

                                                                   invescoaim.com     T-TRI-SAR-1    Invesco Aim Distributors, Inc.

                              AIM TRIMARK SMALL COMPANIES FUND
                              Semiannual Report to Shareholders - April 30, 2008

[INVESCO AIM LOGO]
 - SERVICE MARK -

                                       [MOUNTAIN GRAPHIC]

AIM Investments                 2      Fund Performance
became INVESCO AIM              3      Letter to Shareholders
on March 31, 2008.              4      Schedule of Investments
                                6      Financial Statements
For more details, go            9      Notes to Financial Statements
to invescoaim.com               14     Financial Highlights
                                18     Fund Expenses
                                19     Approval of Sub-Advisory Agreement
                                20     Results of Proxy

                                For the most current month-end Fund performance and commentary, please visit invescoaim.com.

                                Unless otherwise noted, all data provided by Invesco Aim.

                                THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE
                                FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING
                                SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY
                                BEFORE INVESTING.

                                NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

FUND PERFORMANCE

=====================================================================================
PERFORMANCE SUMMARY                                                                     DISTRIBUTIONS, CHANGES IN NET ASSET VALUE
                                                                                        AND THE EFFECT OF THE MAXIMUM SALES CHARGE
FUND VS. INDEXES                                                                        UNLESS OTHERWISE STATED. PERFORMANCE
Cumulative total returns, 10/31/07 to 4/30/08, at net asset value (NAV). Performance    FIGURES DO NOT REFLECT DEDUCTION OF TAXES A
shown does not include applicable contingent deferred sales charges (CDSC) or           SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS
front-end sales charges, which would have reduced performance.                          OR SALE OF FUND SHARES. INVESTMENT RETURN
                                                                                        AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT
                                                                                        YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL
Class A Shares                                                               -19.47%    SHARES.
Class B Shares                                                               -19.76
Class C Shares                                                               -19.77        THE NET ANNUAL FUND OPERATING EXPENSE
Class R Shares                                                               -19.59     RATIO SET FORTH IN THE MOST RECENT FUND
S&P 500 Index(triangle) (Broad Market Index)                                   -9.63    PROSPECTUS AS OF THE DATE OF THIS REPORT
Russell 2000 Index(triangle) (Style-Specific Index)                           -12.92    FOR CLASS A, CLASS B, CLASS C AND CLASS R
Lipper Small-Cap Core Funds Index(triangle) (Peer Group Index)                -10.98    SHARES WAS 1.30%, 2.05%, 2.05% AND 1.55%,
(triangle)Lipper Inc.                                                                   RESPECTIVELY.(1) THE TOTAL ANNUAL FUND
                                                                                        OPERATING EXPENSE RATIO SET FORTH IN THE
The S&P 500--REGISTERED TRADEMARK-- INDEX is a market capitalization-weighted index     MOST RECENT FUND PROSPECTUS AS OF THE DATE
covering all major areas of the U.S. economy. It is not the 500 largest companies,      OF THIS REPORT FOR CLASS A, CLASS B, CLASS
but rather the most widely held 500 companies chosen with respect to market size,       C AND CLASS R SHARES WAS 1.31%, 2.06%,
liquidity and their industry.                                                           2.06% AND 1.56%, RESPECTIVELY. THE EXPENSE
                                                                                        RATIOS PRESENTED ABOVE MAY VARY FROM THE
   The RUSSELL 2000--REGISTERED TRADEMARK-- INDEX measures the performance of the       EXPENSE RATIOS PRESENTED IN OTHER SECTIONS
2,000 smallest companies in the Russell 3000--REGISTERED TRADEMARK-- Index, which       OF THIS REPORT THAT ARE BASED ON EXPENSES
represents approximately 8% of the total market capitalization of the Russell 3000      INCURRED DURING THE PERIOD COVERED BY THIS
Index. The Russell 2000 Index and the Russell 3000 Index are trademarks/service marks   REPORT.
of the Frank Russell Company. Russell--REGISTERED TRADEMARK-- is a trademark of the
Frank Russell Company.                                                                     CLASS A SHARE PERFORMANCE REFLECTS THE
                                                                                        MAXIMUM 5.50% SALES CHARGE, AND CLASS B AND
   The LIPPER SMALL-CAP CORE FUNDS INDEX is an equally weighted representation of the   CLASS C SHARE PERFORMANCE REFLECTS THE
largest funds in the Lipper Small-Cap Core Funds category. These funds typically have   APPLICABLE CONTINGENT DEFERRED SALES CHARGE
an average price-to-earnings ratio, price-to-book ratio, and three-year                 (CDSC) FOR THE PERIOD INVOLVED. THE CDSC ON
sales-per-share growth value, compared to the S&P SmallCap 600 Index.                   CLASS B SHARES DECLINES FROM 5% BEGINNING
                                                                                        AT THE TIME OF PURCHASE TO 0% AT THE
   The Fund is not managed to track the performance of any particular index,            BEGINNING OF THE SEVENTH YEAR. THE CDSC ON
including the indexes defined here, and consequently, the performance of the Fund may   CLASS C SHARES IS 1% FOR THE FIRST YEAR
deviate significantly from the performance of the indexes.                              AFTER PURCHASE. CLASS R SHARES DO NOT HAVE
                                                                                        A FRONT-END SALES CHARGE; RETURNS SHOWN ARE
   A direct investment cannot be made in an index. Unless otherwise indicated, index    AT NET ASSET VALUE AND DO NOT REFLECT A
results include reinvested dividends, and they do not reflect sales charges.            0.75% CDSC THAT MAY BE IMPOSED ON A TOTAL
Performance of an index of funds reflects fund expenses; performance of a market        REDEMPTION OF RETIREMENT PLAN ASSETS WITHIN
index does not.                                                                         THE FIRST YEAR.
=====================================================================================
                                                                                           THE PERFORMANCE OF THE FUND'S SHARE
=========================================   =========================================   CLASSES WILL DIFFER PRIMARILY DUE TO
AVERAGE ANNUAL TOTAL RETURNS                AVERAGE ANNUAL TOTAL RETURNS                DIFFERENT SALES CHARGE STRUCTURES AND CLASS
As of 4/30/08, including maximum            As of 3/31/08, the most recent calendar     EXPENSES.
applicable sales charges                    quarter-end, including maximum applicable
                                            sales charges                               1  Total annual operating expenses less any
                                                                                           contractual fee waivers and/or expense
CLASS A SHARES                              CLASS A SHARES                                 reimbursements by the advisor in effect
Inception (11/4/03)                  7.83%  Inception (11/4/03)                  6.72%     through at least June 30, 2008. See
 1 Year                            -22.89    1 Year                            -26.09      current prospectus for more information.

CLASS B SHARES                              CLASS B SHARES
Inception (11/4/03)                  8.11%  Inception (11/4/03)                  7.01%
 1 Year                            -22.85    1 Year                            -26.01

CLASS C SHARES                              CLASS C SHARES
Inception (11/4/03)                  8.43%  Inception (11/4/03)                  7.33%
 1 Year                            -19.74    1 Year                            -23.14

CLASS R SHARES                              CLASS R SHARES
Inception                            8.96%  Inception                            7.87%
   1 Year                          -18.60    1 Year                            -22.00
=========================================   =========================================

CLASS R SHARES' INCEPTION DATE IS APRIL     CLASS R SHARES. CLASS A SHARES' INCEPTION
30, 2004. RETURNS SINCE THAT DATE ARE       DATE IS NOVEMBER 4, 2003.
HISTORICAL RETURNS. ALL OTHER RETURNS ARE
BLENDED RETURNS OF HISTORICAL CLASS R          THE PERFORMANCE DATA QUOTED REPRESENT
SHARE PERFORMANCE AND RESTATED CLASS A      PAST PERFORMANCE AND CANNOT GUARANTEE
SHARE PERFORMANCE (FOR PERIODS PRIOR TO     COMPARABLE FUTURE RESULTS; CURRENT
THE INCEPTION DATE OF CLASS R SHARES) AT    PERFORMANCE MAY BE LOWER OR HIGHER.
NET ASSET VALUE, ADJUSTED TO REFLECT THE    PLEASE VISIT INVESCOAIM.COM FOR THE MOST
HIGHER RULE 12B-1 FEES APPLICABLE TO        RECENT MONTH-END PERFORMANCE. PERFORMANCE
                                            FIGURES REFLECT REINVESTED


2      AIM TRIMARK SMALL COMPANIES FUND

                       Dear Fellow AIM Fund Shareholders:

                       The lines of communication are open: More than 250 of you have responded to the invitation I extended in my previous letter to complete an online survey, and more than 50 shareholders have contacted me directly by
     [CROCKETT         e-mail. When I could respond quickly and easily to a shareholder's specific concern I did, but the messages
       PHOTO]          for the most part raised consistent issues that I respond to here.

                          I have received many suggestions, a few complaints, and one offer to buy a gold mine! In general, your letters expressed an appreciation for transparency, frankness and the opportunity to comment. Nevertheless,
   Bruce Crockett      several shareholders found room for improvement in communications. Some would like more concise letters while others would prefer reports to be more customized for their particular information needs. With these reports going to tens of thousands of people, shareholder communications necessarily have to cover those issues common to a diverse population as well as the information required by law. The ability to change or further customize letters and reports is also affected by technology, timeliness and cost.

   Online survey responders preferred electronic communications to paper at a ratio of 63% to 37%. Direct responders expressed more of a preference for paper, especially for long reports. Electronic communications are more cost-effective than paper communications that have to be printed and mailed, so I encourage those who have resisted electronic communications to give them a try.

   The correspondence shows that improving fund performance and reducing shareholder costs remain the key shareholder concerns.
Several letters noted individual funds where performance had changed for the better, while others remained dissatisfied with the returns from funds they hold. Although 75% of the online survey responders wanted to see more overall fund performance data in these letters, and 58% wanted more information on individual funds, Securities and Exchange Commission (SEC) and Financial Industry
Regulatory Authority (FINRA) rules are very specific about the way fund performance can be discussed in print. Respect for those rules prevents me from commenting on individual funds or very recent results here, but I can assure you that your Board and all of its Investments subcommittees continue to work with Invesco Aim to make improved performance a top priority for all fund managers.

   Expense levels came up as another dominant issue, and no respondent felt these were too low. Several shareholders questioned the need for 12b-1 fees, which cover the cost of distributing fund shares and thereby help the fund to attract new assets. Your Board reviews the funds' 12b-1 fees annually with the shareholders' best interests in mind. While your Board keeps its eye on containing or lowering these fees wherever possible, we also are mindful that 12b-1 fees may be necessary in order to maintain an effective distribution system for fund shares.

   The value of communication between the Board and shareholders has been noted within and beyond the Invesco Aim community. In the online survey, 87% of the respondents felt it was either somewhat or very important to hear directly from the Board, with 55%
saying it was very important. Morningstar--TRADEMARK--, the mutual fund tracking company, also commented favorably on this channel of communication in its fall 2007 update of fund stewardship grades, where Invesco Aim was one of fewer than 10 fund boards to get an A for board quality, according to BoardIQ (11/13/07).

   In other news, Ruth Quigley retired from your Board at the end of 2007, and we thank her for her many years of dedicated service. Larry Soll has assumed Ruth's place as a vice chair of the Investments Committee. The Valuation Committee, which Ruth used to chair, has been reorganized as the Valuation, Distribution and Proxy Oversight Committee under the chairmanship of Carl
Frischling. The elevation of proxy oversight to standing committee status responds to suggestions from shareholders. In addition,
Prema Mathai-Davis assumed my seat on the Governance Committee, and I moved to the Audit Committee.

   Your Board looks forward to another year of diligent effort on your behalf, and we are even more strongly motivated by your feedback. The invitation remains open to e-mail me at bruce@brucecrockett.com. I look forward to hearing from you.

Sincerely,


/S/ BRUCE L. CROCKETT


Bruce L. Crockett
Independent Chair
AIM Funds Board of Trustees

June 16, 2008


3      AIM TRIMARK SMALL COMPANIES FUND

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of April 30, 2008



-------------------------------------------------------------------------
Information Technology                                               30.3%
-------------------------------------------------------------------------
Consumer Discretionary                                               29.3
-------------------------------------------------------------------------
Health Care                                                          17.0
-------------------------------------------------------------------------
Industrials                                                           9.6
-------------------------------------------------------------------------
Materials                                                             4.9
-------------------------------------------------------------------------
Financials                                                            1.9
-------------------------------------------------------------------------
Money Market Funds Plus Other Assets Less Liabilities                 7.0
_________________________________________________________________________
=========================================================================





SCHEDULE OF INVESTMENTS(a)

April 30, 2008
(Unaudited)





                                                       SHARES          VALUE
-------------------------------------------------------------------------------

COMMON STOCKS & OTHER EQUITY INTERESTS-92.82%

ADVERTISING-0.90%

Harte-Hanks, Inc.                                       449,500    $  6,140,170
===============================================================================


AIR FREIGHT & LOGISTICS-6.05%

Dynamex Inc.(b)(c)                                      534,120      13,422,436
-------------------------------------------------------------------------------
Pacer International, Inc.                             1,508,600      27,999,616
===============================================================================
                                                                     41,422,052
===============================================================================


ALUMINUM-0.07%

Cymat Technologies Ltd. (Canada)(c)                   2,497,500         483,591
-------------------------------------------------------------------------------
Cymat Technologies Ltd. (Canada)-Wts. expiring
  6/23/08 (Acquired 06/22/05; Cost $0)(d)(e)(f)(g)      700,000               7
===============================================================================
                                                                        483,598
===============================================================================


APPAREL, ACCESSORIES & LUXURY GOODS-6.10%

Columbia Sportswear Co.                                 858,282      36,013,513
-------------------------------------------------------------------------------
Hampshire Group, Ltd.(b)(c)                             592,824       5,750,393
===============================================================================
                                                                     41,763,906
===============================================================================


AUTOMOTIVE RETAIL-2.58%

Lithia Motors, Inc.-Class A(b)                        1,966,338      17,697,042
===============================================================================


BIOTECHNOLOGY-1.66%

Tercica, Inc.(c)                                      2,280,474      11,333,956
===============================================================================


COMMODITY CHEMICALS-4.80%

Chemtrade Logistics Income Fund (Canada)(b)           2,690,400      32,859,440
===============================================================================


COMMUNICATIONS EQUIPMENT-9.70%

Avocent Corp.(c)                                        697,800      13,614,078
-------------------------------------------------------------------------------
Plantronics, Inc.                                       949,800      23,659,518
-------------------------------------------------------------------------------
Tekelec(c)                                            1,982,000      29,175,040
===============================================================================
                                                                     66,448,636
===============================================================================


DATA PROCESSING & OUTSOURCED SERVICES-2.10%

Hewitt Associates, Inc.-Class A(c)                      350,400      14,366,400
===============================================================================


ELECTRONIC MANUFACTURING SERVICES-4.99%

Smart Modular Technologies WWH Inc.(b)(c)             5,662,347      34,143,952
===============================================================================


HEALTH CARE EQUIPMENT-8.73%

Edwards Lifesciences Corp.(c)                           327,800      18,166,676
-------------------------------------------------------------------------------
Kinetic Concepts, Inc.(c)                             1,049,500      41,623,170
===============================================================================
                                                                     59,789,846
===============================================================================


HEALTH CARE SUPPLIES-2.33%

Cooper Cos., Inc. (The)                                 456,524      15,978,340
===============================================================================


HOME FURNISHINGS-4.69%

Tempur-Pedic International Inc.                       2,893,100      32,142,341
===============================================================================


INTEGRATED OIL & GAS-0.00%

Duntroon Energy Wts. (Canada)(d)(e)(f)                   19,444              --
===============================================================================


INTERNET RETAIL-7.05%

NutriSystem, Inc.(b)(c)                               2,403,800      48,268,304
===============================================================================


LEISURE PRODUCTS-2.00%

MEGA Brands Inc. (Canada)(b)(c)                       3,665,500      13,685,455
===============================================================================


OIL & GAS EXPLORATION & PRODUCTION-0.00%

Brompton Corp. (Canada)(c)(d)(e)                         69,374              --
===============================================================================


PHARMACEUTICALS-4.30%

Endo Pharmaceuticals Holdings Inc.(c)                 1,186,100      29,450,863
===============================================================================


PUBLISHING-4.40%

Wiley (John) & Sons-Class A                             654,100      30,121,305
===============================================================================


SEMICONDUCTOR EQUIPMENT-3.55%

ASM International N.V. (Netherlands)                  1,044,700      24,289,275
===============================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        AIM TRIMARK SMALL COMPANIES FUND

                                                       SHARES          VALUE
-------------------------------------------------------------------------------
SEMICONDUCTORS-5.25%

International Rectifier Corp.(c)                      1,580,700    $ 35,976,732
===============================================================================


SPECIALIZED CONSUMER SERVICES-1.56%

Jackson Hewitt Tax Service Inc.                         716,851      10,688,248
===============================================================================


TECHNOLOGY DISTRIBUTORS-4.77%

Brightpoint, Inc.(c)                                  3,563,038      32,637,428
===============================================================================


THRIFTS & MORTGAGE FINANCE-1.70%

Northwest Bancorp, Inc.                                 452,128      11,664,902
===============================================================================


TRUCKING-3.54%

Con-way Inc.                                            524,000      24,235,000
-------------------------------------------------------------------------------
     Total Common Stocks & Other Equity Interests
       (Cost $783,790,843)                                          635,587,191
===============================================================================



PREFERRED STOCK-0.21%

REAL ESTATE MANAGEMENT & DEVELOPMENT-0.21%

FirstService Corp. (Canada) Series 1, 7.00% Pfd.
  (Cost $1,880,000)                                      75,200       1,413,760
===============================================================================



MONEY MARKET FUNDS-4.28%

Liquid Assets Portfolio-Institutional Class(h)       14,664,093      14,664,093
-------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(h)             14,664,093      14,664,093
===============================================================================
     Total Money Market Funds (Cost $29,328,186)                     29,328,186
===============================================================================
TOTAL INVESTMENTS-97.31% (Cost $814,999,029)                        666,329,137
===============================================================================
OTHER ASSETS LESS LIABILITIES-2.69%                                  18,437,282
===============================================================================
NET ASSETS-100.00%                                                 $684,766,419
_______________________________________________________________________________
===============================================================================



Investment Abbreviations:

Pfd.  - Preferred


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b) Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of April 30, 2008 was $165,827,022, which represented 24.22% of the Fund's Net Assets. See Note 3.
(c)   Non-income producing security.
(d) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at April 30, 2008 was $7, which represented less than 0.01% of the Fund's Net Assets. See Note 1A.
(e) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at April 30, 2008 was $7, which represented less than 0.01% of the Fund's Net Assets.
(f) Non-income producing security acquired as part of a unit with or in exchange for other securities.
(g) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at April 30, 2008 represented less than 0.01% of the Fund's Net Assets. Unless otherwise indicated, this security is not considered to be illiquid.
(h) The money market fund and the Fund are affiliated by having the same investment advisor.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM TRIMARK SMALL COMPANIES FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2008
(Unaudited)




ASSETS:

Investments, at value (Cost
  $730,702,030)                           $ 471,173,929
-------------------------------------------------------
Investments in affiliates, at value
  (Cost $87,296,999)                        195,155,208
=======================================================
     Total investments (Cost
       $814,999,029)                        666,329,137
=======================================================
Foreign currencies, at value (Cost
  $19,434,603)                               19,642,928
-------------------------------------------------------
Receivables for:
  Fund shares sold                            1,424,425
-------------------------------------------------------
  Dividends                                     438,446
-------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans              14,675
-------------------------------------------------------
Other assets                                     71,064
=======================================================
     Total assets                           687,920,675
_______________________________________________________
=======================================================


LIABILITIES:

Payables for:
  Fund shares reacquired                      2,615,462
-------------------------------------------------------
Trustee deferred compensation and
  retirement plans                               28,803
-------------------------------------------------------
Accrued distribution fees                       180,157
-------------------------------------------------------
Accrued trustees' and officer's fees
  and benefits                                    2,906
-------------------------------------------------------
Accrued transfer agent fees                     244,415
-------------------------------------------------------
Accrued operating expenses                       82,513
=======================================================
     Total liabilities                        3,154,256
=======================================================
Net assets applicable to shares
  outstanding                             $ 684,766,419
_______________________________________________________
=======================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest             $ 814,986,756
-------------------------------------------------------
Undistributed net investment income           1,157,494
-------------------------------------------------------
Undistributed net realized gain              17,081,719
-------------------------------------------------------
Unrealized appreciation (depreciation)     (148,459,550)
=======================================================
                                          $ 684,766,419
_______________________________________________________
=======================================================



NET ASSETS:

Class A                                   $ 356,507,891
_______________________________________________________
=======================================================
Class B                                   $  21,168,012
_______________________________________________________
=======================================================
Class C                                   $  98,230,113
_______________________________________________________
=======================================================
Class R                                   $  17,447,496
_______________________________________________________
=======================================================
Institutional Class                       $ 191,412,907
_______________________________________________________
=======================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                      28,026,484
_______________________________________________________
=======================================================
Class B                                       1,712,928
_______________________________________________________
=======================================================
Class C                                       7,956,953
_______________________________________________________
=======================================================
Class R                                       1,382,232
_______________________________________________________
=======================================================
Institutional Class                          14,786,320
_______________________________________________________
=======================================================
Class A:
  Net asset value per share               $       12.72
-------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $12.72 divided
       by 94.50%)                         $       13.46
_______________________________________________________
=======================================================
Class B:
  Net asset value and offering price
     per share                            $       12.36
_______________________________________________________
=======================================================
Class C:
  Net asset value and offering price
     per share                            $       12.35
_______________________________________________________
=======================================================
Class R:
  Net asset value and offering price
     per share                            $       12.62
_______________________________________________________
=======================================================
Institutional Class:
  Net asset value and offering price
     per share                            $       12.95
_______________________________________________________
=======================================================






See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM TRIMARK SMALL COMPANIES FUND

STATEMENT OF OPERATIONS

For the six months ended April 30, 2008
(Unaudited)




INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $252,169)                           $   3,688,613
------------------------------------------------------------------------------------------------
Dividends from affiliates (includes $1,440,420 from affiliated money market
  funds)                                                                               2,216,056
================================================================================================
     Total investment income                                                           5,904,669
================================================================================================


EXPENSES:

Advisory fees                                                                          2,578,930
------------------------------------------------------------------------------------------------
Administrative services fees                                                             101,050
------------------------------------------------------------------------------------------------
Custodian fees                                                                            10,353
------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                                488,176
------------------------------------------------------------------------------------------------
  Class B                                                                                122,274
------------------------------------------------------------------------------------------------
  Class C                                                                                513,319
------------------------------------------------------------------------------------------------
  Class R                                                                                 35,121
------------------------------------------------------------------------------------------------
Transfer agent fees                                                                      749,494
------------------------------------------------------------------------------------------------
Trustees' and officer's fees and benefits                                                 14,498
------------------------------------------------------------------------------------------------
Other                                                                                    178,575
================================================================================================
     Total expenses                                                                    4,791,790
================================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)                 (83,371)
================================================================================================
     Net expenses                                                                      4,708,419
================================================================================================
Net investment income                                                                  1,196,250
================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain from:
  Investment securities                                                               17,785,509
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                      38,960
================================================================================================
                                                                                      17,824,469
================================================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                                             (178,843,317)
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                     203,879
================================================================================================
                                                                                    (178,639,438)
================================================================================================
Net realized and unrealized gain (loss)                                             (160,814,969)
================================================================================================
Net increase (decrease) in net assets resulting from operations                    $(159,618,719)
________________________________________________________________________________________________
================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM TRIMARK SMALL COMPANIES FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2008 and the year ended October 31, 2007 (Unaudited)



                                                                             APRIL 30,       OCTOBER 31,
                                                                                2008            2007
--------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                    $   1,196,250    $  4,375,517
--------------------------------------------------------------------------------------------------------
  Net realized gain                                                           17,824,469      34,967,286
--------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                      (178,639,438)       (904,976)
========================================================================================================
     Net increase (decrease) in net assets resulting from operations        (159,618,719)     38,437,827
========================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                                     (2,563,330)             --
--------------------------------------------------------------------------------------------------------
  Class B                                                                        (24,324)             --
--------------------------------------------------------------------------------------------------------
  Class C                                                                        (98,215)             --
--------------------------------------------------------------------------------------------------------
  Class R                                                                        (53,416)             --
--------------------------------------------------------------------------------------------------------
  Institutional Class                                                         (1,457,340)             --
========================================================================================================
     Total distributions from net investment income                           (4,196,625)             --
========================================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                                    (20,339,831)    (14,474,356)
--------------------------------------------------------------------------------------------------------
  Class B                                                                     (1,348,154)     (1,562,553)
--------------------------------------------------------------------------------------------------------
  Class C                                                                     (5,443,521)     (3,344,473)
--------------------------------------------------------------------------------------------------------
  Class R                                                                       (586,772)       (207,738)
--------------------------------------------------------------------------------------------------------
  Institutional Class                                                         (7,782,406)     (2,162,202)
========================================================================================================
     Total distributions from net realized gains                             (35,500,684)    (21,751,322)
========================================================================================================
Share transactions-net:
  Class A                                                                     11,733,260     252,986,891
--------------------------------------------------------------------------------------------------------
  Class B                                                                     (2,538,891)      9,072,742
--------------------------------------------------------------------------------------------------------
  Class C                                                                     10,927,765      71,864,019
--------------------------------------------------------------------------------------------------------
  Class R                                                                     10,822,925       7,276,826
--------------------------------------------------------------------------------------------------------
  Institutional Class                                                         68,109,346     138,067,723
========================================================================================================
     Net increase in net assets resulting from share transactions             99,054,405     479,268,201
========================================================================================================
     Net increase (decrease) in net assets                                  (100,261,623)    495,954,706
________________________________________________________________________________________________________
========================================================================================================


NET ASSETS:

  Beginning of period                                                        785,028,042     289,073,336
========================================================================================================
  End of period (including undistributed net investment income of
     $1,157,494 and $4,157,869, respectively)                              $ 684,766,419    $785,028,042
________________________________________________________________________________________________________
========================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM TRIMARK SMALL COMPANIES FUND

NOTES TO FINANCIAL STATEMENTS

April 30, 2008
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Trimark Small Companies Fund (the "Fund") is a series portfolio of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is long-term growth of capital.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from


9        AIM TRIMARK SMALL COMPANIES FUND
      investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, Invesco Aim Advisors may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

J. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.



10        AIM TRIMARK SMALL COMPANIES FUND

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                           0.745%
-------------------------------------------------------------------
Next $250 million                                            0.73%
-------------------------------------------------------------------
Next $500 million                                            0.715%
-------------------------------------------------------------------
Next $1.5 billion                                            0.70%
-------------------------------------------------------------------
Next $2.5 billion                                            0.685%
-------------------------------------------------------------------
Next $2.5 billion                                            0.67%
-------------------------------------------------------------------
Next $2.5 billion                                            0.655%
-------------------------------------------------------------------
Over $10 billion                                             0.64%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement between the Advisor and AIM Funds Management Inc. ("AIM Funds Management"), the Advisor pays AIM Funds Management 40% of the amount of the Advisor's compensation on the sub-advised assets.

  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund on February 29, 2008, effective May 1, 2008, between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and AIM Funds Management Inc. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Institutional Class shares to 1.50%, 2.25%, 2.25%, 1.75% and 1.25% of average daily net assets, respectively, through at least June 30, 2008. In determining the Advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. ("Invesco") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund.

  Further, the Advisor has contractually agreed, through at least June 30, 2008, to waive advisory fees in an amount equal to 100% of the advisory fee the Advisor receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds.

  For the six months ended April 30, 2008, the Advisor waived advisory fees of $45,893.

  At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2008, Invesco reimbursed expenses of the Fund in the amount of $2,218.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2008, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended April 30, 2008, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2008, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

  Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted


11        AIM TRIMARK SMALL COMPANIES FUND
from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2008, IADI advised the Fund that IADI retained $47,015 in front-end sales commissions from the sale of Class A shares and $38,751, $27,392, $31,624 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--INVESTMENTS IN AFFILIATES


  The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the investments in affiliates for the six months ended April 30, 2008.

                                                                          CHANGE IN
                                                                         UNREALIZED
                                    VALUE      PURCHASES    PROCEEDS    APPRECIATION       VALUE     DIVIDEND    REALIZED
                                  10/31/07      AT COST    FROM SALES  (DEPRECIATION)    04/30/08     INCOME   GAIN (LOSS)
--------------------------------------------------------------------------------------------------------------------------
Chemtrade Logistics Income
  Fund                          $ 26,961,000  $        --      $--      $  5,898,440   $ 32,859,440  $225,061      $--
--------------------------------------------------------------------------------------------------------------------------
Dynamex Inc.                      15,576,658      205,182       --        (2,359,404)    13,422,436                 --
--------------------------------------------------------------------------------------------------------------------------
Hampshire Group, Ltd.              4,873,344    2,130,146       --        (1,253,097)     5,750,393                 --
--------------------------------------------------------------------------------------------------------------------------
Lithia Motors, Inc.-Class A       22,434,621    9,675,498       --       (14,413,077)    17,697,042   550,575       --
--------------------------------------------------------------------------------------------------------------------------
MEGA Brands Inc.                  41,910,931   12,299,493       --       (40,524,969)    13,685,455                 --
--------------------------------------------------------------------------------------------------------------------------
Nutrisystem, Inc.                 29,552,180   20,134,310       --        (1,418,186)    48,268,304                 --
--------------------------------------------------------------------------------------------------------------------------
Smart Modular Technologies WWH
  Inc.                            34,682,856   13,554,184       --       (14,093,088)    34,143,952                 --
==========================================================================================================================
  Total Investments in
     Affiliates                 $175,991,590  $57,998,813      $--      $(68,163,381)  $165,827,022  $775,636      $--
__________________________________________________________________________________________________________________________
==========================================================================================================================



NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended April 30, 2008, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $35,260.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended April 30, 2008, the Fund paid legal fees of $2,285 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company ("SSB"), the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

  Additionally, the Fund participates in an uncommitted unsecured revolving credit facility with SSB. The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by Invesco Aim, which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan. During the six months ended April 30, 2008, the Fund did not borrow under the uncommitted unsecured revolving credit facility.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  The Fund did not have a capital loss carryforward as of October 31, 2007.



12        AIM TRIMARK SMALL COMPANIES FUND

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2008 was $243,756,098 and $80,883,321, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $0 and $38,700,000. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

          UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                          $  38,311,522
-------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                         (187,701,731)
=================================================================================================
Net unrealized appreciation (depreciation) of investment securities                 $(149,390,209)
_________________________________________________________________________________________________
=================================================================================================
Cost of investments for tax purposes is $815,719,346.


NOTE 9--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A, Class B, Class C, Class R and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class B shares and Class C shares are sold with a CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

                                              CHANGES IN SHARES OUTSTANDING
-------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                    YEAR ENDED
                                                                   APRIL 30, 2008(a)                OCTOBER 31, 2007
                                                             ----------------------------     ---------------------------
                                                               SHARES           AMOUNT          SHARES          AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                     7,297,880     $ 101,909,040     19,878,576     $327,964,528
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                       178,919         2,445,852        997,033       15,956,779
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                     1,700,156        23,057,592      5,030,084       80,902,527
-------------------------------------------------------------------------------------------------------------------------
  Class R                                                     1,021,138        14,060,226        617,986       10,184,932
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                         4,906,385        68,266,910      8,239,638      140,183,716
=========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                     1,497,167        21,319,663        893,978       13,400,727
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                        92,246         1,279,448         99,752        1,462,363
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                       378,322         5,243,548        218,552        3,201,787
-------------------------------------------------------------------------------------------------------------------------
  Class R                                                        45,275           640,186         13,933          207,736
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           638,919         9,238,770        142,250        2,162,202
=========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        87,772         1,177,503        131,346        2,148,153
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                       (90,281)       (1,177,503)      (134,742)      (2,148,153)
=========================================================================================================================
Reacquired:
  Class A                                                    (8,278,610)     (112,672,946)    (5,502,996)     (90,526,517)
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (378,831)       (5,086,688)      (388,788)      (6,198,247)
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                    (1,313,515)      (17,373,375)      (765,753)     (12,240,295)
-------------------------------------------------------------------------------------------------------------------------
  Class R                                                      (291,602)       (3,877,487)      (197,096)      (3,115,842)
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          (702,270)       (9,396,334)      (252,142)      (4,278,195)
=========================================================================================================================
                                                              6,789,070     $  99,054,405     29,021,611     $479,268,201
_________________________________________________________________________________________________________________________
=========================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 51% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.



13        AIM TRIMARK SMALL COMPANIES FUND

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                 CLASS A
                                             ------------------------------------------------------------------------------
                                                                                                          NOVEMBER 4, 2003
                                                SIX MONTHS             YEAR ENDED OCTOBER 31,           (COMMENCEMENT DATE)
                                             ENDED APRIL 30,     ----------------------------------        TO OCTOBER 31,
                                                   2008            2007         2006         2005               2004
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $  16.71        $  16.07     $  13.67     $  11.90           $ 10.00
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                       0.02(a)         0.17(a)     (0.01)(a)    (0.06)(a)         (0.04)
---------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                       (3.19)           1.64         2.65         1.90              1.94
===========================================================================================================================
     Total from investment operations               (3.17)           1.81         2.64         1.84              1.90
===========================================================================================================================
Less distributions:
  Dividends from net investment income              (0.09)             --           --           --                --
---------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains             (0.73)          (1.17)       (0.24)       (0.07)               --
===========================================================================================================================
     Total distributions                            (0.82)          (1.17)       (0.24)       (0.07)               --
===========================================================================================================================
Net asset value, end of period                   $  12.72        $  16.71     $  16.07     $  13.67           $ 11.90
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(b)                                    (19.47)%         12.10%       19.55%       15.55%            19.00%
___________________________________________________________________________________________________________________________
===========================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)         $356,508        $458,286     $193,127     $127,013           $21,862
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                  1.34%(c)        1.27%        1.41%        1.51%             2.01%(d)
---------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                  1.35%(c)        1.34%        1.52%        1.61%             3.26%(d)
===========================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                 0.34%(c)        1.06%       (0.06)%      (0.45)%           (1.17)%(d)
___________________________________________________________________________________________________________________________
===========================================================================================================================
Portfolio turnover rate(e)                             19%             44%          47%          20%               29%
___________________________________________________________________________________________________________________________
===========================================================================================================================



(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $392,686,280.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.



14        AIM TRIMARK SMALL COMPANIES FUND

                                                                                 CLASS B
                                               ---------------------------------------------------------------------------
                                                                                                         NOVEMBER 4, 2003
                                                  SIX MONTHS            YEAR ENDED OCTOBER 31,         (COMMENCEMENT DATE)
                                               ENDED APRIL 30,     -------------------------------        TO OCTOBER 31,
                                                     2008            2007        2006        2005              2004
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $ 16.24         $ 15.75     $ 13.50     $ 11.84            $10.00
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                       (0.03)(a)        0.05(a)    (0.12)(a)   (0.15)(a)         (0.08)
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                        (3.11)           1.61        2.61        1.88              1.92
==========================================================================================================================
     Total from investment operations                (3.14)           1.66        2.49        1.73              1.84
==========================================================================================================================
Less distributions:
  Dividends from net investment income               (0.01)             --          --          --                --
--------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains              (0.73)          (1.17)      (0.24)      (0.07)               --
==========================================================================================================================
     Total distributions                             (0.74)          (1.17)      (0.24)      (0.07)               --
==========================================================================================================================
Net asset value, end of period                     $ 12.36         $ 16.24     $ 15.75     $ 13.50            $11.84
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(b)                                     (19.80)%         11.35%      18.67%      14.69%            18.40%
__________________________________________________________________________________________________________________________
==========================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)           $21,168         $31,025     $21,066     $19,582            $6,558
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                   2.09%(c)        2.02%       2.16%       2.21%             2.66%(d)
--------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                   2.10%(c)        2.09%       2.27%       2.31%             3.91%(d)
==========================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                 (0.41)%(c)       0.31%      (0.81)%     (1.15)%           (1.82)%(d)
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate(e)                              19%             44%         47%         20%               29%
__________________________________________________________________________________________________________________________
==========================================================================================================================



(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $24,589,143.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                 CLASS C
                                              ----------------------------------------------------------------------------
                                                                                                         NOVEMBER 4, 2003
                                                 SIX MONTHS            YEAR ENDED OCTOBER 31,          (COMMENCEMENT DATE)
                                              ENDED APRIL 30,     --------------------------------        TO OCTOBER 31,
                                                    2008            2007         2006        2005              2004
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $ 16.22         $  15.74     $ 13.50     $ 11.83            $10.00
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                      (0.03)(a)         0.05(a)    (0.12)(a)   (0.15)(a)         (0.07)
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                       (3.10)            1.60        2.60        1.89              1.90
==========================================================================================================================
     Total from investment operations               (3.13)            1.65        2.48        1.74              1.83
==========================================================================================================================
Less distributions:
  Dividends from net investment income              (0.01)              --          --          --                --
--------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains             (0.73)           (1.17)      (0.24)      (0.07)               --
==========================================================================================================================
     Total distributions                            (0.74)           (1.17)      (0.24)      (0.07)               --
==========================================================================================================================
Net asset value, end of period                    $ 12.35         $  16.22     $ 15.74     $ 13.50            $11.83
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(b)                                    (19.77)%          11.28%      18.60%      14.79%            18.30%
__________________________________________________________________________________________________________________________
==========================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)          $98,230         $116,625     $42,640     $24,724            $4,550
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                  2.09%(c)         2.02%       2.16%       2.21%             2.66%(d)
--------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                  2.10%(c)         2.09%       2.27%       2.31%             3.91%(d)
==========================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                (0.41)%(c)        0.31%      (0.81)%     (1.15)%           (1.82)%(d)
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate(e)                             19%              44%         47%         20%               29%
__________________________________________________________________________________________________________________________
==========================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $103,277,943.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.




15        AIM TRIMARK SMALL COMPANIES FUND

                                                                                 CLASS R
                                                -------------------------------------------------------------------------
                                                                                                         APRIL 30, 2004
                                                   SIX MONTHS           YEAR ENDED OCTOBER 31,        (COMMENCEMENT DATE)
                                                ENDED APRIL 30,     -----------------------------        TO OCTOBER 31,
                                                      2008            2007       2006       2005              2004
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $ 16.58         $ 15.98     $13.64     $11.89            $10.56
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                         0.01(a)         0.13(a)   (0.05)(a)  (0.09)(a)         (0.04)
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                         (3.17)           1.64       2.63       1.91              1.37
=========================================================================================================================
     Total from investment operations                 (3.16)           1.77       2.58       1.82              1.33
=========================================================================================================================
Less distributions:
  Dividends from net investment income                (0.07)             --         --         --                --
-------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains               (0.73)          (1.17)     (0.24)     (0.07)               --
=========================================================================================================================
     Total distributions                              (0.80)          (1.17)     (0.24)     (0.07)               --
=========================================================================================================================
Net asset value, end of period                      $ 12.62         $ 16.58     $15.98     $13.64            $11.89
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(b)                                      (19.59)%         11.90%     19.15%     15.39%            12.59%
_________________________________________________________________________________________________________________________
=========================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)            $17,447         $10,073     $2,759     $1,755            $   34
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                    1.59%(c)        1.52%      1.66%      1.71%             2.16%(d)
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                    1.60%(c)        1.59%      1.77%      1.81%             3.41%(d)
=========================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                   0.09%(c)        0.81%     (0.31)%    (0.65)%           (1.32)%(d)
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate(e)                               19%             44%        47%        20%               29%
_________________________________________________________________________________________________________________________
=========================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $14,125,444.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                           INSTITUTIONAL CLASS
                                              ----------------------------------------------------------------------------
                                                                                                          APRIL 30, 2004
                                                 SIX MONTHS            YEAR ENDED OCTOBER 31,          (COMMENCEMENT DATE)
                                              ENDED APRIL 30,     --------------------------------        TO OCTOBER 31,
                                                    2008            2007         2006        2005              2004
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $  17.00        $  16.26     $ 13.76     $ 11.92            $10.56
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                        0.06(a)         0.25(a)     0.06(a)     0.00(a)          (0.02)
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                        (3.24)           1.66        2.68        1.91              1.38
==========================================================================================================================
     Total from investment operations                (3.18)           1.91        2.74        1.91              1.36
==========================================================================================================================
Less distributions:
  Dividends from net investment income               (0.14)             --          --          --                --
--------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains              (0.73)          (1.17)      (0.24)      (0.07)               --
==========================================================================================================================
     Total distributions                             (0.87)          (1.17)      (0.24)      (0.07)               --
==========================================================================================================================
Net asset value, end of period                    $  12.95        $  17.00     $ 16.26     $ 13.76            $11.92
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(b)                                     (19.25)%         12.60%      20.16%      16.11%            12.88%
__________________________________________________________________________________________________________________________
==========================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)          $191,413        $169,019     $29,481     $18,708            $5,094
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                   0.80%(c)        0.86%       0.91%       1.02%             1.60%(d)
--------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                   0.81%(c)        0.93%       1.01%       1.12%             2.86%(d)
==========================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                  0.88%(c)        1.47%       0.44%       0.04%            (0.77)%(d)
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate(e)                              19%             44%         47%         20%               29%
__________________________________________________________________________________________________________________________
==========================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $174,979,664.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.




16        AIM TRIMARK SMALL COMPANIES FUND

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION AND REGULATORY INQUIRIES

On August 30, 2005, the West Virginia Office of the State Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and IADI (Order No. 05-1318). The WVASC makes findings of fact that Invesco Aim and IADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and IADI violated the West Virginia securities laws. The WVASC orders Invesco Aim and IADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, Invesco Funds Group, Inc. ("IFG"), Invesco Aim, IADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and

  - that certain AIM Funds inadequately employed fair value pricing. The case pending in Illinois State Court was dismissed with prejudice on May 6, 2008.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more Invesco Aim
Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  At the present time, management of Invesco Aim and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on Invesco Aim, IADI or the Fund.



17        AIM TRIMARK SMALL COMPANIES FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2007, through April 30, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (11/01/07)   (04/30/08)(1)   PERIOD(2)     (04/30/08)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00       $805.30        $6.01       $1,018.20       $ 6.72       1.34%
---------------------------------------------------------------------------------------------------
        B            1,000.00        802.40         9.37        1,014.47        10.47       2.09
---------------------------------------------------------------------------------------------------
        C            1,000.00        802.30         9.37        1,014.47        10.47       2.09
---------------------------------------------------------------------------------------------------
        R            1,000.00        804.10         7.13        1,016.96         7.97       1.59
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2007, through April 30, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.



18        AIM TRIMARK SMALL COMPANIES FUND

APPROVAL OF SUB-ADVISORY AGREEMENT

At in-person meetings held on December         A. Nature, Extent and Quality of         period. The Board also considered the steps
12-13, 2007, the Board of Trustees of AIM         Services to be Provided by the        Invesco Aim has taken over the last
Investment Funds (the "Board"), including         Affiliated Sub-Advisors               several years to improve the quality and
a majority of the independent trustees,                                                 efficiency of the services that Invesco Aim
voting separately, approved the             The Board reviewed the services to be       provides to the AIM Funds. The Board
sub-advisory agreement for AIM Trimark      provided by the Affiliated Sub-Advisors     concluded that Invesco Aim continues to be
Small Companies Fund (the "Fund"),          under the sub-advisory agreement and the    responsive to the Board's focus on fund
effective on or about May 1, 2008. In so    credentials and experience of the           performance. The Board also reviewed more
doing, the Board determined that the        officers and employees of the Affiliated    recent Fund performance and this review did
sub-advisory agreement is in the best       Sub-Advisors who will provide these         not change their conclusions.
interests of the Fund and its               services. The Board concluded that the
shareholders and that the compensation to   nature, extent and quality of the              C. Sub-Advisory Fees
AIM Funds Management Inc. (AIM Funds        services to be provided by the Affiliated
Management Inc. anticipates changing its    Sub-Advisors were appropriate. The Board    The Board considered the services to be
name to Invesco Trimark Investment          noted that the Affiliated Sub-Advisors,     provided by the Affiliated Sub-Advisors
Management Inc. on or prior to December     which have offices and personnel that are   pursuant to the sub-advisory agreement and
31, 2008), Invesco Asset Management         geographically dispersed in financial       the services to be provided by Invesco Aim
Deutschland, GmbH, Invesco Asset            centers around the world, have been         pursuant to the Fund's advisory agreement,
Management Limited, Invesco Asset           formed in part for the purpose of           as well as the allocation of fees between
Management (Japan) Limited, Invesco         researching and compiling information and   Invesco Aim and the Affiliated Sub-Advisors
Australia Limited, Invesco Global Asset     making recommendations on the markets and   pursuant to the sub-advisory agreement. The
Management (N.A.), Inc., Invesco Hong       economies of various countries and          Board noted that the sub-advisory fees have
Kong Limited, Invesco Institutional         securities of companies located in such     no direct effect on the Fund or its
(N.A.), Inc., and Invesco Senior Secured    countries or on various types of            shareholders, as they are paid by Invesco
Management, Inc. (collectively, the         investments and investment techniques,      Aim to the Affiliated Sub-Advisors, and
"Affiliated Sub-Advisors") under the        and providing investment advisory           that Invesco Aim and the Affiliated
sub-advisory agreement is fair and          services. The Board concluded that the      Sub-Advisors are affiliates. After taking
reasonable.                                 sub-advisory agreement will benefit the     account of the Fund's contractual
                                            Fund and its shareholders by permitting     sub-advisory fee rate, as well as other
   The independent trustees met             Invesco Aim to utilize the additional       relevant factors, the Board concluded that
separately during their evaluation of the   resources and talent of the Affiliated      the Fund's sub-advisory fees were fair and
sub-advisory agreement with independent     Sub-Advisors in managing the Fund.          reasonable.
legal counsel from whom they received
independent legal advice, and the              B. Fund Performance                         D. Financial Resources of the Affiliated
independent trustees also received                                                            Sub-Advisors
assistance during their deliberations       The Board did view Fund performance as a
from the independent Senior Officer, a      relevant factor in considering whether to   The Board considered whether each
full-time officer of the AIM Funds who      approve the sub-advisory agreement for      Affiliated Sub-Advisor is financially sound
reports directly to the independent         the Fund, as one of the Affiliated          and has the resources necessary to perform
trustees. The sub-advisory agreement was    Sub-Advisors currently serves as the        its obligations under the sub-advisory
considered separately for the Fund,         sub-advisor to the Fund. The Board          agreement, and concluded that each
although the Board also considered the      compared the Fund's performance during      Affiliated Sub-Advisor has the financial
common interests of all of the AIM Funds    the past one and three calendar years to    resources necessary to fulfill these
in their deliberations. The Board           the performance of funds in the Fund's      obligations.
comprehensively considered all of the       Lipper peer group that are not managed by
information provided to them and did not    Invesco Aim, and against the performance
identify any particular factor that was     of all funds in the Lipper Small-Cap Core
controlling. Furthermore, each trustee      Funds Index. The Board also reviewed the
may have evaluated the information          methodology used by Lipper to identify
provided differently from one another and   the Fund's peers. The Board noted that
attributed different weight to the          the Fund's performance was comparable to
various factors.                            the median performance of its peers for
                                            the one year period, and above such
   Set forth below is a discussion of the   performance for the three year period.
material factors and related conclusions    The Board noted that the Fund's
that formed the basis for the Board's       performance was comparable to the
approval of the sub-advisory agreement      performance of the Index for the one year
for the Fund.                               period, and above such Index for the
                                            three year


19      AIM TRIMARK SMALL COMPANIES FUND

PROXY RESULTS

A Special Meeting ("Meeting") of Shareholders of AIM Trimark Small Companies Fund, an investment portfolio of AIM Investment Funds, a Delaware statutory trust ("Trust"), was held on February 29, 2008. The Meeting was held for the following purpose:

(1) Approve a new sub-advisory agreement between Invesco Aim Advisors, Inc. and each of AIM Funds Management, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Global Asset Management (N.A.), Inc.; Invesco Hong Kong Limited; Invesco Institutional (N.A.), Inc.; and Invesco Senior Secured Management, Inc.

The results of the voting on the above matter were as follows:


                                                                              VOTES          WITHHELD/           BROKER
      MATTER                                                VOTES FOR        AGAINST        ABSTENTIONS        NON-VOTES
------------------------------------------------------------------------------------------------------------------------
(1)   Approve a new sub-advisory agreement between
      Invesco Aim Advisors, Inc. and each of AIM Funds
      Management, Inc.; Invesco Asset Management
      Deutschland, GmbH; Invesco Asset Management
      Limited; Invesco Asset Management (Japan) Limited;
      Invesco Australia Limited; Invesco Global Asset
      Management (N.A.), Inc.; Invesco Hong Kong
      Limited; Invesco Institutional (N.A.), Inc.; and
      Invesco Senior Secured Management, Inc............   17,426,176        579,246          708,957          6,448,922



The Meeting was adjourned until March 28, 2008, with respect to the following proposals:

(1) Elect 13 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is elected and qualified.

(2) Approve an amendment to the Trust's Agreement and Declaration of Trust that would permit the Board of Trustees of the Trust to terminate the Trust, the Fund, and each other series portfolio of the Trust, or a share class without a shareholder vote.

The results of the voting on the above matters were as follows:


                                                                                                WITHHELD/
      MATTERS                                                               VOTES FOR         ABSTENTIONS**
-----------------------------------------------------------------------------------------------------------
(1)*  Bob R. Baker......................................................   102,474,770          3,616,868
      Frank S. Bayley...................................................   102,514,342          3,577,296
      James T. Bunch....................................................   102,289,114          3,802,524
      Bruce L. Crockett.................................................   102,291,441          3,800,197
      Albert R. Dowden..................................................   102,396,298          3,695,340
      Jack M. Fields....................................................   102,554,039          3,537,599
      Martin L. Flanagan................................................   102,560,133          3,531,505
      Carl Frischling...................................................   102,489,803          3,601,835
      Prema Mathai-Davis................................................   102,539,885          3,551,753
      Lewis F. Pennock..................................................   102,270,904          3,820,734
      Larry Soll, Ph.D. ................................................   102,271,222          3,820,416
      Raymond Stickel, Jr. .............................................   102,550,734          3,540,904
      Philip A. Taylor..................................................   102,512,878          3,575,760




                                                                              VOTES           WITHHELD/           BROKER
                                                          VOTES FOR          AGAINST         ABSTENTIONS         NON-VOTES
--------------------------------------------------------------------------------------------------------------------------
(2)*  Approve an amendment to the Trust's Agreement
      and Declaration of Trust that would permit the
      Board of Trustees of the Trust to terminate the
      Trust, the Fund, and each other series portfolio
      of the Trust, or a share class without a
      shareholder vote................................   66,789,909        10,167,853         2,948,760         26,185,116


 * Proposals 1 and 2 required approval by a combined vote of all of the portfolios of AIM Investment Funds.

** Includes Broker Non-Votes.


20        AIM TRIMARK SMALL COMPANIES FUND

Supplement to Semiannual Report dated 4/30/08

AIM TRIMARK SMALL COMPANIES FUND




INSTITUTIONAL CLASS SHARES                   ==========================================
The following information has been           AVERAGE ANNUAL TOTAL RETURNS                 actual report that are based on expenses
prepared to provide Institutional Class      For periods ended 4/30/08                    incurred during the period covered by the
shareholders with a performance overview                                                  report.
specific to their holdings.                  Inception                            9.65%
Institutional Class shares are offered          1 Year                          -17.99       The performance data quoted represent
exclusively to institutional investors,         6 Months*                       -19.25    past performance and cannot guarantee
including defined contribution plans that                                                 comparable future results; current
meet certain criteria.                       ==========================================   performance may be lower or higher. Please
                                             AVERAGE ANNUAL TOTAL RETURNS                 visit invescoaim.com for the most recent
                                             For periods ended 3/31/08, most recent       month-end performance. Performance figures
                                             calendar quarter-end                         reflect reinvested distributions and
                                                                                          changes in net asset value. Performance
                                             Inception                            8.55%   figures do not reflect deduction of taxes
                                                1 Year                          -21.42    a shareholder would pay on Fund
                                                6 Months*                       -22.27    distributions or sale of Fund shares.
                                                                                          Investment return and principal value will
                                             *    Cumulative total return that has not    fluctuate so that you may have a gain or
                                                  been annualized                         loss when you sell shares.

                                             ==========================================   (1)  Total annual operating expenses less
                                             Institutional Class shares' inception date        any contractual fee waivers and/or
                                             is April 30, 2004. Returns since that date        expense reimbursements by the advisor
                                             are historical returns. All other returns         in effect through at least June 30,
                                             are blended returns of historical                 2008. See current prospectus for more
                                             Institutional Class share performance and         information.
                                             restated Class A share performance (for
                                             periods prior to the inception date of
                                             Institutional Class shares) at net asset
                                             value (NAV) and reflect the Rule 12b-1
                                             fees applicable to Class A shares. Class A
                                             shares' inception date is November 4,
                                             2003.

                                                Institutional Class shares have no
                                             sales charge; therefore, performance is at
                                             NAV. Performance of Institutional Class
                                             shares will differ from performance of
                                             other share classes primarily due to
                                             differing sales charges and class
                                             expenses.

                                                The net annual Fund operating expense
                                             ratio set forth in the most recent Fund
                                             prospectus as of the date of this
                                             supplement for Institutional Class shares
                                             was 0.89%.(1) The total annual Fund
                                             operating expense ratio set forth in the
                                             most recent Fund prospectus as of the date
                                             of this supplement for Institutional Class
                                             shares was 0.90%. The expense ratios
                                             presented above may vary from the expense
                                             ratios presented in other sections of the

Over for information on your Fund's expenses.

=======================================================================================
THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                                                                                  [INVESCO AIM LOGO]
invescoaim.com   T-SCO-INS-2   Invesco Aim Distributors, Inc.                                                      - SERVICE MARK -

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2007, through April 30, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


-----------------------------------------------------------------------------------------------------------
                                                                            HYPOTHETICAL
                                                                      (5% ANNUAL RETURN BEFORE
                                                   ACTUAL                     EXPENSES)
                                         ------------------------------------------------------
                            BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                          ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
          CLASS             (11/01/07)   (04/30/08)(1)   PERIOD(2)     (04/30/08)    PERIOD(2)      RATIO
-----------------------------------------------------------------------------------------------------------
      Institutional         $1,000.00       $807.50        $3.60       $1,020.89       $4.02        0.80%
-----------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2007, through April 30, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.


AIM TRIMARK SMALL COMPANIES FUND

===================================================================================================================================
EDELIVERY
INVESCOAIM.COM/EDELIVERY

REGISTER FOR EDELIVERY - eDelivery is the process of receiving your fund and account information via e-mail. Once your quarterly statements, tax forms, fund reports, and prospectuses are available, we will send you an e-mail notification containing links to these documents. For security purposes, you will need to log in to your account to view your statements and tax forms.

WHY SIGN UP?                                                       HOW DO I SIGN UP?

Register for eDelivery to:                                         It's easy. Just follow these simple steps:

-  save your Fund the cost of printing and postage.                1. Log in to your account.

-  reduce the amount of paper you receive.                         2. Click on the "Service Center" tab.

-  gain access to your documents faster by not waiting for the     3. Select "Register for eDelivery" and complete the consent
   mail.                                                              process.

-  view your documents online anytime at your convenience.

- save the documents to your personal computer or print them out for your records.

This service is provided by Invesco Aim Investment Services, Inc.
===================================================================================================================================

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at inves-coaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC Web site at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in
Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following e-mail address: publicinfo@sec.gov.
The SEC file numbers for the Fund are 811-05426 and 033-19338.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim Web site, invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC Web site, sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2007, is available at our Web site. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy
Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

If used after July 20, 2008, this report must be accompanied by a Fund fact sheet or
Invesco Aim Quarterly Performance Review for the most recent quarter-end. Invesco
Aim --SERVICE MARK-- is a service mark of Invesco Aim Management Group, Inc. Invesco Aim
Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset
Management, Inc. and Invesco Power-Shares Capital Management LLC are the investment advisors for the products and services represented by Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell
securities. Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc.,              [INVESCO AIM LOGO]
Invesco Global Asset Management (N.A.), Inc., AIM Funds Management Inc. (DBA AIM Trimark               - SERVICE MARK -
Investments), Invesco Asset Management (Japan) Ltd. and Invesco Hong Kong Ltd. are
affiliated investment advisors that serve as the subadvisor for some of the products and services represented by Invesco Aim. AIM Funds Management Inc. anticipates changing its name to Invesco Trimark Investment Management Inc. (DBA Invesco Trimark) on or prior to
Dec. 31, 2008. Invesco Aim Distributors, Inc. is the distributor for the retail mutual funds, exchange-traded funds and U. S. institutional money market funds represented by
Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

                                                                 invescoaim.com      T-SCO-SAR-1     Invesco Aim Distributors, Inc.

ITEM 2. CODE OF ETHICS.

     There were no amendments to the Code of Ethics (the "Code") that applies to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

     Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     None.

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of June 16, 2008, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of June 16, 2008, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

12(a)(1)   Not applicable.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)   Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Investment Funds


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: July 3, 2008

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: July 3, 2008


By: /s/ Sidney M. Dilgren
    ---------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: July 3, 2008

                                  EXHIBIT INDEX

12(a)(1)   Not applicable.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)   Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.